UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares AAA CLO Active ETF
iShares BBB-B CLO Active ETF
iShares Flexible Income Active ETF
iShares Floating Rate Loan Active ETF
iShares Intermediate Muni Income Active ETF
iShares Short Duration High Yield Muni Active ETF
iShares Short-Term California Muni Active ETF
iShares Total Return Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
1/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares AAA CLO Active ETF
CLOA | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,456,775,876
Number of Portfolio Holdings	373
Portfolio Turnover Rate	44%
What did the Fund invest in?
(as of January 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	6.3%
10-15 Years	93.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Serenity-Peace Park Clo Ltd., 5.25%, 10/24/38	1.1%
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38	1.0%
BlueMountain CLO XXXV Ltd., 5.09%, 10/22/37	0.9%
Warwick Capital CLO 1 Ltd., 4.95%, 10/20/38	0.9%
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38	0.9%
Sandstone Peak II Ltd., 5.08%, 07/20/38	0.8%
Barings CLO Ltd., 5.11%, 10/15/38	0.8%
AIMCO CLO 10 Ltd., 5.08%, 07/22/37	0.8%
RAD CLO 27 Ltd., 4.99%, 01/15/38	0.7%
CBAMR Ltd., 4.95%, 10/20/38	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares AAA CLO Active ETF
Semi-Annual Shareholder Report — January 31, 2026
CLOA-01/26-SAR

iShares BBB-B CLO Active ETF
BCLO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$23	0.45%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$74,886,709
Number of Portfolio Holdings	48
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of January 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	4.1%
10-15 Years	95.9%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 6.52%, 07/21/37	5.5%
Palmer Square CLO Ltd., 6.32%, 01/15/38	4.6%
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.77%, 10/20/37	4.2%
Apidos CLO L, 6.47%, 01/20/38	4.0%
Birch Grove CLO 11 Ltd., 6.77%, 01/22/38	3.5%
Golub Capital Partners CLO 58B-R Ltd., 6.57%, 10/25/37	3.4%
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.47%, 01/20/39	3.4%
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37	3.1%
Palmer Square CLO Ltd., 6.32%, 01/20/38	3.1%
Ballyrock CLO 28 Ltd., 6.47%, 01/20/38	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BBB-B CLO Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BCLO-01/26-SAR

iShares Flexible Income Active ETF
BINC | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$20	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$16,492,295,422
Number of Portfolio Holdings	4,718
Portfolio Turnover Rate	168%
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	37.3%
U.S. Government & Agency Obligations	22.0%
Collateralized Mortgage Obligations	18.9%
Asset-Backed Securities	16.5%
Foreign Government Obligations	9.3%
Investment Companies	2.7%
Floating Rate Loan Interests	1.4%
Convertible Bonds	0.1%
Fixed Rate Loan Interests	0.0	%(b)
Municipal Debt Obligations	0.0	%(b)
Preferred Stocks	0.0	%(b)
Common Stocks	0.0	%(b)
TBA Sales Commitments	(8.2)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	23.5%
AA/Aa	14.6%
A	6.1%
BBB/Baa	8.9%
BB/Ba	18.3%
B	11.1%
CCC/Caa	1.2%
CC/Ca	0.0	%(b)
C	0.1%
D	0.0	%(b)
N/R	16.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Flexible Income Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BINC-01/26-SAR

iShares Floating Rate Loan Active ETF
BRLN | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$27	0.53%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$59,315,616
Number of Portfolio Holdings	448
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.9%
BBB/Baa	8.7%
BB/Ba	29.2%
B	53.4%
CCC/Caa	2.3%
C	0.1%
D	0.0	%(b)
N/R	5.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	38.5%
5-10 Years	60.4%
More than 20 Years	0.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Loan Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BRLN-01/26-SAR

iShares Intermediate Muni Income Active ETF
INMU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$15	0.29%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$342,049,377
Number of Portfolio Holdings	344
Portfolio Turnover Rate	19%
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	16.2%
AA/Aa	48.1%
A	22.9%
BBB/Baa	6.6%
BB/Ba	2.6%
B	0.3%
N/R	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Colorado State Education Loan Program, 5.00%, 06/30/26	2.7%
Conroe Independent School District GO, 5.00%, 02/15/43	2.0%
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/40	1.7%
Commonwealth of Pennsylvania GO, 5.00%, 04/01/42	1.7%
Minnesota Housing Finance Agency, 6.00%, 01/01/53	1.5%
Tennessee Energy Acquisition Corp. RB, 5.00%, 11/01/34	1.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/56	1.4%
Massachusetts Clean Water Trust.(The), 5.00%, 02/01/43	1.3%
State Public School Building Authority RB, 5.00%, 06/01/32	1.1%
Matagorda County Navigation District No. 1, 4.00%, 06/01/30	1.0%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Muni Income Active ETF
Semi-Annual Shareholder Report — January 31, 2026
INMU-01/26-SAR

iShares Short Duration High Yield Muni Active ETF
SHYM | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Short Duration High Yield Muni Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration High Yield Muni Active ETF	$17	0.33%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$478,382,061
Number of Portfolio Holdings	391
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.1%
AA/Aa	6.1%
A	12.6%
BBB/Baa	8.4%
BB/Ba	15.4%
B	5.6%
CCC/Caa	0.1%
N/R	51.7%
Ten largest holdings
Security	Percent of Total Investments(a)
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40	2.7%
City & County of Denver Colorado RB AMT, 5.00%, 10/01/32	2.2%
New York Transportation Development Corp. RB AMT, 5.25%, 08/01/31	2.1%
Commonwealth of Puerto Rico Notes, 1.00%, 11/01/51	1.9%
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1.6%
New York Transportation Development Corp. RB AMT, 5.00%, 07/01/46	1.6%
City of Philadelphia Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	1.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	1.4%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26	1.4%
California Infrastructure & Economic Development Bank RB, 12.00%, 01/01/65	1.3%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration High Yield Muni Active ETF
Semi-Annual Shareholder Report — January 31, 2026
SHYM-01/26-SAR

iShares Short-Term California Muni Active ETF
CALI | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$260,657,022
Number of Portfolio Holdings	177
Portfolio Turnover Rate	54%
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	8.0%
AA/Aa	64.7%
A	25.9%
BBB/Baa	0.9%
N/R	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Bay Area Toll Authority, VRDN, 2.85%, 02/03/26	4.2%
City of Modesto Water Revenue COP, VRDN, 1.80%, 02/07/26	3.6%
Municipal Water District of Orange County Water Facilities Corp. COP, VRDN, 1.51%, 02/07/26	2.9%
Metropolitan Water District of Southern California, VRDN, 1.50%, 02/07/26	2.3%
Southern California Public Power Authority RB, 5.00%, 09/01/30	2.0%
Pasadena California GO, VRDN, 3.20%, 02/03/26	1.9%
State of California GO, VRDN, 1.38%, 02/07/26	1.9%
California Community Choice Financing Authority RB, 5.00%, 08/01/29	1.8%
California Public Finance Authority VRDN, 2.70%, 02/03/26	1.8%
San Diego Public Facilities Financing Authority RB, VRDN, 2.36%, 02/07/26	1.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term California Muni Active ETF
Semi-Annual Shareholder Report — January 31, 2026
CALI-01/26-SAR

iShares Total Return Active ETF
BRTR | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$19	0.37%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$537,063,726
Number of Portfolio Holdings	2,716
Portfolio Turnover Rate	411%
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	47.7%
AA/Aa	9.7%
A	6.4%
BBB/Baa	9.9%
BB/Ba	4.0%
B	1.8%
CCC/Caa	0.5%
CC/Ca	0.1%
C	0.2%
D	0.0	%(b)
N/R	19.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	1.2%
1-5 Years	17.2%
5-10 Years	31.5%
10-15 Years	10.6%
15-20 Years	5.7%
More than 20 Years	33.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total Return Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BRTR-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ
• iShares Flexible Income Active ETF | BINC | NYSE Arca
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ
• iShares Short Duration High Yield Muni Active ETF | SHYM | Cboe BZX Exchange
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.21%, 07/15/37, (3-mo. CME Term SOFR +1.54%)(a)(b)	$2,500	$2,507,948
37 Capital CLO 3 Ltd., 5.17%, 07/15/38, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	1,004,495
522 Funding CLO Ltd.
5.00%, 04/15/35, (3-mo. CME Term SOFR +1.33%)(a)(b)	6,160	6,166,975
5.52%, 04/15/35, (3-mo. CME Term SOFR +1.85%)(a)(b)	2,500	2,507,093
610 Funding 2 CLO Ltd., 1.00%, 01/20/39(a)	5,000	5,000,000
720 East CLO IV Ltd., 5.27%, 04/15/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	2,000	2,004,952
720 East CLO Ltd.
5.00%, 01/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,460	1,466,108
5.04%, 04/15/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	10,085	10,137,311
720 East CLO VIII Ltd., 5.39%, 07/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,565	3,582,925
AB BSL CLO 2 Ltd., 5.03%, 04/15/34, (3-mo. CME Term SOFR +1.36%)(a)(b)	4,700	4,705,068
AB BSL CLO 3 Ltd., 4.92%, 04/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,000	5,016,418
AGL CLO 29 Ltd., 5.24%, 04/21/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	1,925	1,929,728
AGL CLO 37 Ltd., 4.91%, 04/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	4,298	4,314,368
AGL CLO 40 Ltd., 4.91%, 07/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	2,000	2,007,983
AGL CLO 42 Ltd., 4.97%, 07/22/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	7,775	7,813,961
AGL CLO 43 Ltd., 5.12%, 09/10/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	3,500	3,516,863
AGL CLO 7 Ltd., 4.92%, 10/15/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,560	2,572,191
AGL Core CLO 2 Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,000	1,003,887
AGL Core CLO 31 Ltd., 5.07%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,550	2,560,208
AGL Core CLO 8 Ltd., 5.00%, 01/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,920	2,932,567
AIMCO CLO, 5.19%, 10/17/37, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,022,466
AIMCO CLO 10 Ltd., 5.08%, 07/22/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	11,000	11,037,455
AIMCO CLO 11 Ltd., 5.01%, 07/17/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	3,800	3,815,390
Allegro CLO V-S Ltd., 5.17%, 07/24/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,500	1,506,687
Allegro CLO XIII Ltd., 5.01%, 07/20/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	7,513	7,547,071
Allegro CLO XIV Ltd., 5.01%, 10/15/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,500	2,510,000
Allegro CLO XV Ltd., 4.85%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	1,568	1,572,093
AMMC CLO 23 Ltd., 5.06%, 07/17/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	4,200	4,223,323
AMMC CLO 25 Ltd., 4.97%, 10/15/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	900	904,329
Security	Par (000)	Value
AMMC CLO 27 Ltd., 4.75%, 01/20/37, (3-mo. CME Term SOFR +1.08%)(a)(b)	$6,850	$6,853,751
AMMC CLO 28 Ltd., 5.22%, 07/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	2,390	2,397,376
AMMC CLO 31 Ltd., 4.98%, 02/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,000	3,012,302
AMMC CLO 32 Ltd., 5.03%, 10/17/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,000	3,016,239
Anchorage Capital CLO 15 Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	5,000	5,025,710
Anchorage Capital CLO 17 Ltd., 4.90%, 02/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	2,000	2,006,925
Anchorage Capital CLO 19 Ltd., 5.02%, 10/15/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,016,416
Anchorage Capital CLO 20 Ltd., 4.77%, 01/20/35, (3-mo. CME Term SOFR +1.10%)(a)(b)	1,000	1,001,250
Anchorage Capital CLO 24 Ltd., 5.10%, 07/15/37, (3-mo. CME Term SOFR +1.43%)(a)(b)	3,000	3,010,119
Anchorage Capital CLO 25 Ltd., 5.06%, 04/20/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	1,000	1,001,358
Anchorage Capital CLO 30 Ltd.
5.42%, 01/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,000	2,012,435
4.97%, 01/20/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	5,000	5,005,461
Anchorage Capital CLO 31 Ltd., 5.06%, 10/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	3,015,249
Anchorage Capital CLO 6 Ltd., 5.04%, 07/22/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	2,000	2,011,460
Anchorage Capital CLO 7 Ltd., 5.23%, 04/28/37, (3-mo. CME Term SOFR +1.56%)(a)(b)	2,000	2,005,177
Apidos CLO LIII, 4.99%, 07/20/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	5,000	5,026,910
Apidos CLO LIV, 4.97%, 10/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	3,015,852
Apidos CLO XLVII Ltd., 5.17%, 04/26/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	2,221	2,225,442
APIDOS CLO XLVIII Ltd., 5.11%, 07/25/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	5,445	5,466,780
Apidos CLO XVIII-R, 5.00%, 01/22/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,570	1,576,771
Apidos CLO XXXI, 5.03%, 04/15/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	597	597,182
Apidos CLO XXXVII, 5.06%, 10/22/34, (3-mo. CME Term SOFR +1.39%)(a)(b)	5,250	5,253,447
ARES Loan Funding III Ltd., 4.94%, 07/25/36, (3-mo. CME Term SOFR +1.27%)(a)(b)	6,250	6,256,453
ARES Loan Funding VIII Ltd., 4.92%, 01/24/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	6,000	6,019,800
Ares LVI CLO Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,000	2,006,993
ARES LXXIX CLO Ltd., 1.00%, 04/20/39, (3-mo. CME Term SOFR + 1.190%)(a)(b)	3,000	3,000,000
ARES XXXIX CLO Ltd., 5.09%, 07/18/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	8,000	8,027,459
Arini U.S. Clo II Ltd., 5.07%, 03/31/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	5,230	5,261,129
Arini U.S. CLO IV Ltd., 4.93%, 01/15/39, (3-mo. CME Term SOFR + 1.260%)(a)(b)	3,000	3,000,000
Atlantic Avenue Ltd., 5.15%, 10/15/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	5,100	5,129,529
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bain Capital Credit CLO Ltd.
5.00%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	$1,000	$1,004,160
5.07%, 07/25/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,355	4,371,234
4.91%, 07/19/34, (3-mo. CME Term SOFR +1.24%)(a)(b)	1,000	1,000,000
4.88%, 10/23/34, (3-mo. CME Term SOFR + 1.210%)(a)(b)	2,950	2,952,119
4.83%, 04/23/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	5,000	5,012,321
Ballyrock CLO 14 Ltd.
5.37%, 07/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	1,000	1,006,601
5.05%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,345	3,357,589
Ballyrock CLO 26 Ltd., 5.18%, 07/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	1,000	1,003,059
Ballyrock CLO Ltd.
5.48%, 10/20/31, (3-mo. CME Term SOFR +1.81%)(a)(b)	3,000	3,002,737
4.91%, 10/25/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	4,184	4,199,899
Barings CLO Ltd., 5.11%, 10/15/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	11,000	11,054,989
BBAM U.S. CLO I Ltd.
4.87%, 03/30/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	2,000	2,005,616
5.67%, 03/30/38, (3-mo. CME Term SOFR + 2.000%)(a)(b)	1,000	1,008,401
Bbam U.S. Clo V Ltd., 5.03%, 07/25/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,028,255
Benefit Street Partners CLO 43 Ltd., 5.07%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	6,000	6,025,176
Benefit Street Partners CLO IV Ltd., 4.92%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,000	5,020,360
Benefit Street Partners CLO XVIII Ltd., 4.91%, 10/15/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,017,787
Benefit Street Partners CLO XX Ltd., 4.96%, 07/15/37, (3-mo. CME Term SOFR +1.29%)(a)(b)	5,000	5,024,963
Benefit Street Partners CLO XXVI Ltd., 5.05%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,000	1,003,676
Benefit Street Partners CLO XXVII Ltd., 5.04%, 10/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	2,500	2,511,300
Benefit Street Partners CLO XXXIII Ltd., 5.42%, 01/25/36, (3-mo. CME Term SOFR +1.75%)(a)(b)	2,000	2,000,997
Benefit Street Partners CLO XXXVII Ltd., 5.02%, 01/25/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	6,250	6,277,926
Benefit Street Partners CLO XXXVIII Ltd., 4.98%, 01/25/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,021,898
Birch Grove Clo 11 Ltd., 5.42%, 01/22/38, (3-mo. CME Term SOFR +1.75%)(a)(b)	1,000	1,002,122
Birch Grove CLO 2 Ltd., 5.07%, 10/19/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	3,000	3,010,748
Birch Grove CLO 3 Ltd., 4.93%, 01/19/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	6,000	6,019,217
Birch Grove CLO 4 Ltd., 5.15%, 07/15/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	6,160	6,182,490
Birch Grove CLO 5 Ltd., 5.08%, 10/20/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	10,500	10,538,692
Birch Grove CLO 8 Ltd., 5.30%, 04/20/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	5,210	5,219,164
Security	Par (000)	Value
Birch Grove CLO 9 Ltd., 5.07%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	$3,620	$3,633,200
Birch Grove CLO Ltd., 5.26%, 07/17/37, (3-mo. CME Term SOFR +1.59%)(a)(b)	5,000	5,011,508
Blueberry Park CLO Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	2,000	2,008,992
BlueMountain CLO XXXV Ltd., 5.09%, 10/22/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	13,550	13,604,285
Bowling Green Park CLO LLC, 4.67%, 04/18/35, (3-mo. CME Term SOFR + 1.000%)(a)(b)	1,000	1,000,500
Brant Point CLO Ltd.
5.62%, 07/20/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	1,700	1,705,555
5.05%, 07/25/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	4,800	4,825,925
Bridge Street CLO I Ltd., 5.22%, 07/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	6,000	6,019,350
Bridge Street CLO III Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	2,500	2,509,788
Bridge Street CLO Ltd., 4.89%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	4,000	4,013,334
Bridge Street CLO VI Ltd., 5.07%, 01/15/39, (3-mo. CME Term SOFR +1.28%)(a)(b)	3,500	3,515,106
Bryant Park CLO Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	8,000	8,032,704
Bryant Park Funding Ltd.
5.29%, 04/15/37, (3-mo. CME Term SOFR +1.62%)(a)(b)	1,920	1,924,765
5.42%, 05/15/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	2,500	2,504,411
5.07%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,350	1,354,830
5.01%, 01/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,000	2,008,367
4.94%, 10/18/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	3,000	3,012,540
Canyon Capital CLO Ltd., 4.85%, 04/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	2,500	2,506,721
Carlyle U.S. CLO Ltd.
4.99%, 04/15/35, (3-mo. CME Term SOFR +1.32%)(a)(b)	3,000	3,003,672
5.22%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	10,000	10,022,444
5.06%, 04/15/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	1,000	1,000,648
CarVal CLO I Ltd., 4.90%, 07/16/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	511	511,523
CarVal CLO IX-C Ltd.
5.35%, 04/20/37, (3-mo. CME Term SOFR +1.68%)(a)(b)	3,750	3,757,268
5.77%, 04/20/37, (3-mo. CME Term SOFR + 2.10%)(a)(b)	1,000	1,003,755
CarVal CLO VC Ltd., 5.13%, 10/15/34, (3-mo. CME Term SOFR +1.46%)(a)(b)	945	946,510
CarVal CLO VII-C Ltd., 5.11%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	1,520	1,525,320
Carval CLO VIII-C Ltd., 5.09%, 10/22/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	5,000	5,020,109
Carval CLO X-C Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,750	1,756,376

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
CarVal CLO XI C Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	$7,830	$7,857,380
CBAMR Ltd., 4.95%, 10/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	10,550	10,595,376
Cedar Funding XIV CLO Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	2,000	2,007,093
CIFC Funding Ltd.
5.10%, 10/20/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	750	751,230
5.03%, 07/23/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,000	3,011,195
5.08%, 07/15/36, (3-mo. CME Term SOFR +1.41%)(a)(b)	3,000	3,002,250
4.93%, 01/15/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	1,000	1,003,503
4.82%, 04/23/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	1,500	1,501,796
5.15%, 07/21/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,500	1,505,871
5.17%, 04/18/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	2,000	2,003,853
4.89%, 01/17/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	5,000	5,017,489
4.99%, 04/17/35, (3-mo. CME Term SOFR +1.32%)(a)(b)	3,500	3,504,307
4.88%, 10/20/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	5,610	5,630,101
4.90%, 10/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	3,000	3,010,510
4.95%, 10/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	7,000	7,028,700
4.91%, 10/15/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	7,000	7,027,608
4.64%, 04/19/35, (3-mo. CME Term SOFR + 0.970%)(a)(b)	4,500	4,505,366
Series 2021 6A, Class A, 5.07%, 10/15/34, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,000	4,002,863
Clover CLO LLC, 5.06%, 07/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	2,000	2,007,571
Creeksource Dunes Creek CLO Ltd., 5.08%, 01/15/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	3,000	3,011,240
Crown City CLO I, 5.04%, 07/20/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,026,565
Crown Point CLO 9 Ltd., 5.12%, 07/14/34, (3-mo. CME Term SOFR +1.45%)(a)(b)	2,000	2,003,013
Diameter Capital CLO 1 Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	4,200	4,215,480
Diameter Capital CLO 10 Ltd., 4.98%, 04/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,750	3,767,696
Diameter Capital CLO 12 Ltd., 5.16%, 10/20/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	5,500	5,520,709
Diameter Capital CLO 13 Ltd., 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	1,500	1,505,250
Diameter Capital CLO 2 Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,300	7,327,130
Diameter Capital CLO 3 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	6,831	6,859,043
Diameter Capital CLO 4 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	4,000	4,010,800
Security	Par (000)	Value
Diameter Capital Clo 6 Ltd., 5.28%, 04/15/37, (3-mo. CME Term SOFR +1.61%)(a)(b)	$1,000	$1,002,565
Diameter Capital CLO 7 Ltd., 5.15%, 07/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,000	4,015,200
Diameter Capital CLO 8 Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,000	2,007,483
Diameter Capital CLO 9 Ltd., 4.84%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	5,000	5,010,514
Dryden 37 Senior Loan Fund, 5.33%, 01/15/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	1,500	1,502,896
Dryden 83 CLO Ltd., 5.20%, 04/18/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	1,270	1,272,983
Eaton Vance CLO Ltd., 5.01%, 10/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	5,000	5,022,950
Elevation Clo 2021-15 Ltd., 4.97%, 01/25/35, (3-mo. CME Term SOFR +1.30%)(a)(b)	1,600	1,601,608
Elevation CLO Ltd.
5.07%, 07/25/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	3,000	3,016,968
1.00%, 03/31/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	3,000	3,000,000
Elmwood CLO 19 Ltd., 4.91%, 10/17/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,019,711
Elmwood CLO 22 Ltd., 4.87%, 04/17/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	2,000	2,006,611
Elmwood CLO 24 Ltd., 4.99%, 01/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	5,173	5,194,727
Elmwood CLO 26 Ltd., 5.17%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	2,500	2,504,923
Elmwood CLO 29 Ltd., 5.19%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	5,000	5,011,484
Elmwood CLO 31 Ltd., 5.02%, 07/17/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	4,000	4,017,872
Elmwood CLO 38 Ltd., 4.82%, 04/22/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,000	5,006,000
Elmwood CLO 40 Ltd., 4.91%, 03/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,500	5,520,471
Elmwood CLO I Ltd.
5.19%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	6,000	6,013,693
1.00%, 04/20/37, (3-mo. CME Term SOFR + 1.120%)(a)(b)	6,000	6,000,000
Elmwood CLO II Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	2,500	2,511,725
Elmwood CLO IV Ltd., 5.13%, 04/18/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,000	1,003,172
Elmwood CLO VIII Ltd., 5.22%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	4,000	4,009,132
Elmwood CLO XII Ltd., 5.03%, 10/15/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,010	1,014,805
Flatiron CLO 20 Ltd., 5.13%, 11/20/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,020,305
Flatiron CLO 25 Ltd., 5.02%, 10/17/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,650	3,666,374
Galaxy 35 Clo Ltd., 4.85%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	1,050	1,052,055
Generate CLO 11 Ltd., 5.08%, 10/20/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	2,000	2,007,618
Generate CLO 12 Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	5,500	5,523,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Generate CLO 13 Ltd., 5.47%, 01/20/37, (3-mo. CME Term SOFR +1.80%)(a)(b)	$4,000	$4,003,638
Generate CLO 17 Ltd., 5.07%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,500	1,505,625
Generate CLO 8 Ltd., 5.05%, 01/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,012,530
Generate CLO 9 Ltd., 5.02%, 01/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,013,257
GoldenTree Loan Management U.S. CLO 22 Ltd., 5.00%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,000	1,004,393
GoldentTree Loan Management U.S. CLO 1 Ltd., 5.17%, 04/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	3,675	3,681,859
Golub Capital Partners 48 LP, 4.98%, 04/17/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	1,000	1,004,704
Golub Capital Partners CLO 41B-R Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	4,400	4,418,949
Golub Capital Partners CLO 55B Ltd., 5.57%, 10/20/38, (3-mo. CME Term SOFR +1.90%)(a)(b)	1,500	1,507,394
Golub Capital Partners CLO 58B-R Ltd., 4.95%, 10/25/37, (3-mo. CME Term SOFR +1.28%)(a)(b)	6,150	6,177,890
Golub Capital Partners CLO 66B Ltd., 5.12%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	7,000	7,027,754
Golub Capital Partners CLO 72 B Ltd., 5.22%, 04/25/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	1,320	1,323,371
Golub Capital Partners CLO 74 B Ltd., 5.17%, 07/25/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	3,850	3,864,245
Golub Capital Partners CLO 76 B Ltd., 5.04%, 10/25/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	3,250	3,262,139
Golub Capital Partners CLO 77 B Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	1,500	1,504,768
Golub Capital Partners CLO 79B Ltd.
4.84%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	2,000	2,004,028
5.17%, 04/20/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,727	1,733,311
Golub Capital Partners CLO 81 B Ltd., 4.98%, 07/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,000	3,015,036
HalseyPoint CLO 3 Ltd., 5.15%, 07/30/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,240	1,244,727
HalseyPoint CLO 4 Ltd., 5.15%, 04/20/34, (3-mo. CME Term SOFR +1.48%)(a)(b)	6,730	6,741,594
Halseypoint Clo 5 Ltd., 5.14%, 01/30/35, (3-mo. CME Term SOFR +1.47%)(a)(b)	1,250	1,252,170
HalseyPoint CLO 6 Ltd., 5.72%, 01/20/38, (3-mo. CME Term SOFR +2.05%)(a)(b)	1,000	1,005,113
Halseypoint CLO 7 Ltd., 5.12%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,500	1,505,979
Harriman Park CLO Ltd., 4.97%, 07/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	5,000	5,024,970
ICG U.S. CLO I Ltd., 5.05%, 07/18/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,016,260
ICG U.S. CLO Ltd., 5.00%, 07/25/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	5,000	5,020,342
Kennedy Lewis CLO 15 Ltd., 5.24%, 07/20/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	9,180	9,205,280
KKR CLO 35 Ltd., 4.87%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	5,000	5,013,813
KKR CLO 50 Ltd., 5.22%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	5,000	5,012,524
Security	Par (000)	Value
KKR CLO 58 Ltd., 5.27%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	$3,700	$3,719,118
Madison Park Funding LIX Ltd., 5.17%, 04/18/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,750	1,755,427
Madison Park Funding LV Ltd., 5.03%, 07/18/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,396	2,404,672
Madison Park Funding LVIII Ltd., 5.18%, 04/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	1,000	1,003,103
Madison Park Funding LX Ltd., 5.04%, 10/25/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,023,582
Madison Park Funding LXVII Ltd., 5.18%, 04/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	4,007	4,015,214
Madison Park Funding XL-R Ltd., 5.12%, 10/16/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	5,000	5,024,540
Madison Park Funding XXX Ltd., 5.03%, 07/16/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,600	2,609,353
Madison Park Funding XXXIII Ltd., 4.96%, 10/15/32, (3-mo. CME Term SOFR +1.29%)(a)(b)	5,578	5,582,800
Madison Park Funding XXXV Ltd., 1.00%, 02/13/39, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	3,000,000
Madison Park Funding XXXVII Ltd., 6.27%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,500	1,503,062
Marble Point CLO XIX Ltd., 4.97%, 10/19/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	10,000	10,048,820
Marble Point CLO XVII Ltd., 5.11%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	9,200	9,232,179
Marble Point CLO XVIII Ltd., 4.88%, 03/15/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	2,200	2,206,768
MidOcean Credit CLO XIX, 5.12%, 07/20/36, (3-mo. CME Term SOFR +1.45%)(a)(b)	2,375	2,382,412
Midocean Credit CLO XV Ltd., 5.20%, 07/21/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	3,000	3,008,862
Midocean Credit Clo XXI, 5.12%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	2,000	2,006,972
Milford Park CLO Ltd., 4.83%, 01/20/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	1,980	1,985,276
Milos CLO Ltd., 5.48%, 10/20/30, (3-mo. CME Term SOFR +1.81%)(a)(b)	228	228,434
MP CLO VIII Ltd., 5.13%, 04/28/34, (3-mo. CME Term SOFR +1.46%)(a)(b)	4,500	4,506,899
Neuberger Berman CLO XXI Ltd., 4.99%, 01/20/39, (3-mo. CME Term SOFR +1.32%)(a)(b)	2,500	2,510,000
Neuberger Berman Loan Advisers CLO 33 Ltd., 4.89%, 04/16/39, (3-mo. CME Term SOFR +1.22%)(a)(b)	1,350	1,354,719
Neuberger Berman Loan Advisers Clo 40 Ltd., 4.90%, 10/16/37, (3-mo. CME Term SOFR +1.23%)(a)(b)	5,000	5,016,361
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.17%, 01/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	1,003,660
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.02%, 10/24/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,014,236
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., 5.01%, 10/24/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	3,000	3,013,242
New Mountain 3 Ltd., 5.00%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	7,250	7,281,508
New Mountain CLO 2 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	5,000	5,019,892

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York City Transitional Finance Authority Building Aid Revenue, 5.13%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	$5,000	$5,021,640
Oak Hill Credit Partners X-R Ltd., 4.80%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	860	860,740
Oaktree CLO Ltd.
5.22%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	6,810	6,827,361
5.05%, 01/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,013,754
Ocean Trails CLO XIV Ltd., 5.01%, 01/20/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,000	1,004,204
OCP CLO Ltd.
5.20%, 04/18/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	4,900	4,910,589
5.30%, 04/20/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	6,000	6,010,412
5.00%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,630	2,640,891
4.92%, 01/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	4,000	4,012,963
4.98%, 01/26/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,150	5,172,489
5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,013,693
4.75%, 04/17/37, (3-mo. CME Term SOFR + 1.080%)(a)(b)	3,450	3,454,342
5.04%, 07/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	8,975	9,008,207
4.97%, 07/26/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	5,000	5,024,080
5.09%, 07/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	5,000	5,016,664
4.97%, 10/24/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,075	3,090,603
Octagon 55 Ltd., 4.93%, 03/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	2,000	2,009,704
Octagon 75 Ltd., 4.87%, 01/22/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	2,250	2,257,471
Octagon Investment Partners 38 Ltd., 5.47%, 10/20/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,650	1,660,644
Octagon Investment Partners 47 Ltd., 4.95%, 01/22/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	3,000	3,011,127
Octagon Investment Partners XVI Ltd., 5.53%, 07/17/30, (3-mo. CME Term SOFR +1.86%)(a)(b)	3,000	3,006,000
OHA Credit Funding 17 Ltd., 5.15%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,700	4,708,561
OHA Credit Funding 2 Ltd., 4.91%, 01/21/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	3,390	3,401,400
OHA Credit Funding 21 Ltd., 5.20%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	8,000	8,043,864
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	12,930	12,984,466
OHA Credit Funding 4 Ltd., 4.96%, 01/22/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,294	3,308,257
OHA Credit Funding 6 Ltd., 5.00%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,500	2,511,314
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	13,750	13,819,327
Security	Par (000)	Value
OHA Credit Partners XII Ltd., 5.62%, 04/23/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	$1,160	$1,161,740
OHA Credit Partners XIII Ltd., 5.05%, 10/21/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,700	3,718,178
OHA Credit Partners XVI, 5.02%, 10/18/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	5,050	5,072,680
OHA Credit Partners XVII Ltd., 4.99%, 01/18/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	2,278	2,287,575
OHA Loan Funding Ltd.
5.37%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,800	1,811,897
5.35%, 10/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	10,000	10,033,735
4.92%, 10/19/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	9,000	9,042,561
Onex CLO Subsidiary Ltd., 5.17%, 07/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	1,003,658
Palmer Square CLO 2021-3 Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,550	3,569,099
Palmer Square CLO Ltd.
5.03%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,000	1,004,769
4.82%, 04/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,000	5,005,964
4.97%, 07/20/37, (3-mo. CME Term SOFR +1.30%)(a)(b)	4,000	4,020,012
4.92%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,860	5,887,085
5.10%, 08/14/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	3,850	3,868,141
Park Blue CLO Ltd.
5.15%, 07/25/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,750	1,756,720
5.09%, 07/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	2,840	2,849,453
5.01%, 01/25/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,935	1,943,700
4.89%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	3,000	3,009,964
5.15%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	3,000	3,012,858
5.43%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	1,000	1,004,492
4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.280%)(a)(b)	3,000	3,011,546
Pikes Peak CLO 11 Ltd., 5.07%, 07/25/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,225	1,229,563
Pikes Peak CLO 12 Ltd., 4.89%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	7,000	7,023,222
Pikes Peak Clo 15 Ltd., 4.89%, 10/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	5,350	5,368,906
Pikes Peak CLO 16 Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,795	1,801,900
Polen Capital CLO Ltd., 5.04%, 01/20/39, (3-mo. CME Term SOFR + 1.330%)(a)(b)	3,000	3,011,482
Post CLO Ltd.
5.27%, 04/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	5,500	5,513,329
4.75%, 10/15/34, (3-mo. CME Term SOFR + 1.080%)(a)(b)	2,000	2,003,024
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Post CLO VI Ltd., 5.09%, 01/20/38, (3-mo. CME Term SOFR +1.42%)(a)(b)	$6,350	$6,375,354
Rad CLO 14 Ltd., 5.10%, 01/15/35, (3-mo. CME Term SOFR +1.43%)(a)(b)	1,041	1,042,965
RAD CLO 27 Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	10,695	10,738,149
Rad CLO 6 Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	2,530	2,539,219
Rad CLO 9 Ltd., 5.01%, 01/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	3,000	3,012,941
Reese Park CLO Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	1,000	1,004,191
Regatta 30 Funding Ltd., 4.99%, 01/25/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	6,625	6,653,048
Regatta 31 Funding Ltd., 4.84%, 03/25/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	2,100	2,105,717
Regatta 32 Funding Ltd., 5.01%, 07/25/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	9,930	9,986,015
Regatta 35 Funding Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,045	3,060,877
Regatta X Funding Ltd., 5.15%, 07/17/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,000	4,015,855
Regatta XI Funding Ltd., 5.07%, 07/17/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	7,500	7,530,319
Regatta XVII Funding Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	5,000	5,024,617
Regatta XX Funding Ltd., 4.85%, 01/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	2,650	2,657,571
Regatta XXV Funding Ltd., 5.01%, 07/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,000	2,011,148
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	4,000	4,009,483
Regatta XXVIII Funding Ltd., 5.22%, 04/25/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	4,500	4,510,350
Rockford Tower CLO Ltd., 5.11%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	4,000	4,014,623
RR 14 Ltd., 5.05%, 04/15/36, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,538	1,539,839
RR 18 Ltd., 4.96%, 07/15/40, (3-mo. CME Term SOFR + 1.290%)(a)(b)	9,500	9,547,851
RR 19 Ltd., 4.85%, 04/15/40, (3-mo. CME Term SOFR +1.18%)(a)(b)	5,000	5,014,369
RR 21 Ltd., 5.07%, 07/15/39, (3-mo. CME Term SOFR +1.40%)(a)(b)	5,570	5,592,392
RR 27 Ltd., 4.90%, 10/15/40, (3-mo. CME Term SOFR +1.23%)(a)(b)	5,000	5,017,523
RR 28 Ltd., 5.22%, 04/15/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	2,000	2,004,450
RR 29 Ltd., 5.06%, 07/15/39, (3-mo. CME Term SOFR +1.39%)(a)(b)	3,210	3,222,613
RR 32 Ltd., 5.03%, 10/15/39, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,740	1,748,258
RR 41 Ltd., 5.21%, 10/15/40, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,000	2,008,914
RR 5 Ltd., 5.17%, 07/15/39, (3-mo. CME Term SOFR +1.50%)(a)(b)	4,500	4,512,150
Sagard-Halseypoint Clo 10 Ltd., 5.02%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	5,000	5,022,102
Sagard-Halseypoint CLO 8 Ltd., 5.06%, 01/30/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	3,215	3,226,866
Sandstone Peak II Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	11,000	11,065,527
Security	Par (000)	Value
Sandstone Peak III Ltd., 5.30%, 04/25/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	$7,000	$7,012,195
Sandstone Peak Ltd., 4.95%, 10/15/34, (3-mo. CME Term SOFR + 1.280%)(a)(b)	10,250	10,260,109
Sculptor CLO XXIX Ltd., 5.04%, 07/22/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,028,470
Sculptor CLO XXVIII Ltd., 4.73%, 01/20/35, (3-mo. CME Term SOFR +1.06%)(a)(b)	4,500	4,502,053
Sculptor CLO XXX Ltd., 5.12%, 07/20/38, (3-mo. CME Term SOFR +1.45%)(a)(b)	1,000	1,003,939
Sculptor CLO XXXIV Ltd., 5.04%, 01/20/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,375	5,397,213
Serenity-Peace Park Clo Ltd., 5.25%, 10/24/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	15,500	15,566,696
Silver Point CLO 11 Ltd, 5.02%, 07/15/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	5,000	5,027,460
Silver Point CLO 12 Ltd., 5.29%, 10/15/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,020,000
Silver Point CLO 4 Ltd., 5.30%, 04/15/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	5,900	5,910,030
Silver Point CLO 5 Ltd., 5.77%, 10/20/37, (3-mo. CME Term SOFR +2.10%)(a)(b)	1,000	1,005,048
Silver Point CLO 6 Ltd., 5.07%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,000	4,014,871
Silver Point CLO 7 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	4,500	4,517,681
Sixth Street CLO XVI Ltd., 1.00%, 01/21/39, (3-mo. CME Term SOFR + 1.170%)(a)(b)	1,000	1,000,000
Sixth Street CLO XX Ltd., 4.99%, 07/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	1,900	1,909,732
Sixth Street CLO XXV Ltd., 5.15%, 07/24/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,850	4,868,705
Sycamore Tree CLO Ltd.
5.32%, 04/20/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	5,000	5,009,793
5.06%, 01/20/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,450	7,483,541
Symetra CLO Ltd., 4.96%, 04/20/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	2,930	2,940,268
Symphony CLO 39 Ltd., 5.00%, 01/25/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	6,000	6,026,025
Symphony CLO 40 Ltd., 4.98%, 01/05/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	4,000	4,017,960
Symphony CLO XXXIII Ltd., 4.93%, 01/24/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	5,500	5,519,577
Symphony Loan Funding CLO 1 Ltd., 5.10%, 01/22/38, (3-mo. CME Term SOFR +1.43%)(a)(b)	4,000	4,014,290
TCW CLO Ltd.
4.94%, 01/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	2,250	2,257,791
5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	6,750	6,774,586
4.86%, 04/20/38, (3-mo. CME Term SOFR +1.19%)(a)(b)	3,000	3,008,246
Texas Debt Capital CLO Ltd., 4.81%, 04/24/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	5,250	5,255,333
TICP CLO VI Ltd., 5.05%, 01/15/34, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,000	999,484
Trestles CLO III Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,800	7,828,631

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trestles CLO IX Ltd., 5.13%, 01/15/39, (3-mo. CME Term SOFR +1.26%)(a)(b)	$4,000	$4,015,806
Trestles CLO Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	5,900	5,922,648
Trestles CLO VII Ltd., 5.05%, 10/25/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	4,950	4,968,315
Trimaran CAVU Ltd.
5.07%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,000	2,007,160
5.05%, 01/25/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,500	1,506,801
Trinitas CLO XXIV Ltd., 5.27%, 04/25/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	1,500	1,503,578
Trinitas CLO XXIX Ltd., 5.16%, 07/23/37, (3-mo. CME Term SOFR +1.49%)(a)(b)	3,485	3,498,187
Trinitas CLO XXVII Ltd., 5.87%, 04/18/37, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,010,921
Trinitas CLO XXX Ltd., 5.04%, 10/23/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,500	5,519,823
Trinitas CLO XXXII Ltd., 5.00%, 07/23/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,250	1,255,154
Trinitas CLO XXXIII Ltd., 5.55%, 07/22/38, (3-mo. CME Term SOFR +1.88%)(a)(b)	1,350	1,361,424
Trinitas CLO XXXV Ltd., 1.00%, 01/22/39, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	3,000,000
Voya CLO Ltd.
5.01%, 10/17/32, (3-mo. CME Term SOFR +1.34%)(a)(b)	982	981,971
5.18%, 04/20/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	5,500	5,511,012
5.19%, 04/15/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	3,100	3,107,106
Warwick Capital CLO 1 Ltd., 4.95%, 10/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	13,000	13,058,474
Warwick Capital CLO 4 Ltd., 5.07%, 07/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,900	4,918,247
Warwick Capital CLO 5 Ltd., 5.03%, 01/20/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	5,500	5,521,899
Warwick Capital CLO 7 Ltd., 5.25%, 10/21/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,150	3,165,867
Security	Par (000)	Value
Wehle Park CLO Ltd., 4.91%, 10/21/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	$5,000	$5,019,791
Wellington Management CLO 3 Ltd., 5.03%, 07/18/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	6,500	6,523,541
Whitebox CLO II Ltd., 5.05%, 10/24/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	4,300	4,315,479
Whitebox Clo V Ltd., 5.03%, 07/20/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,000	2,010,506
Wise CLO Ltd.
5.13%, 07/15/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	4,000	4,015,190
5.02%, 09/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	7,000	7,031,500
Total Long-Term Investments — 100.1% (Cost: $1,456,511,573)		1,458,692,265
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	23,290,000	23,290,000
Total Short-Term Securities — 1.6% (Cost: $23,290,000)		23,290,000
Total Investments — 101.7% (Cost: $1,479,801,573)		1,481,982,265
Liabilities in Excess of Other Assets — (1.7)%		(25,206,389)
Net Assets — 100.0%		$1,456,775,876

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,120,000	$170,000 (a)	$—	$—	$—	$23,290,000	23,290,000	$279,342	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares AAA CLO Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,458,692,265	$—	$1,458,692,265
Short-Term Securities
Money Market Funds	23,290,000	—	—	23,290,000
	$23,290,000	$1,458,692,265	$—	$1,481,982,265
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., 6.57%, 01/20/38, (3-mo. CME Term SOFR +2.90%)(a)(b)	$1,250	$1,260,486
AIMCO CLO 18 Ltd., 6.52%, 07/20/37, (3-mo. CME Term SOFR +2.85%)(a)(b)	2,000	2,009,500
Apidos CLO L, 6.47%, 01/20/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	2,890	2,909,915
Apidos CLO LIV, 7.57%, 10/20/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	1,000	1,003,051
Ares Loan Funding IV Ltd., 6.42%, 10/15/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	1,000	1,007,035
Ares LXXV CLO Ltd., 6.47%, 01/15/37, (3-mo. CME Term SOFR +2.80%)(a)(b)	2,000	2,010,329
Ballyrock CLO 28 Ltd., 6.47%, 01/20/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	2,000	2,012,002
Birch Grove CLO 11 Ltd., 6.77%, 01/22/38, (3-mo. CME Term SOFR +3.10%)(a)(b)	2,500	2,528,128
Bridge Street CLO V Ltd., 6.52%, 04/20/38, (3-mo. CME Term SOFR + 2.850%)(a)(b)	1,000	1,005,800
Bryant Park Funding Ltd.
8.67%, 04/15/38, (3-mo. CME Term SOFR +5.00%)(a)(b)	1,000	958,473
7.07%, 04/15/38, (3-mo. CME Term SOFR +3.40%)(a)(b)	1,000	994,424
Elmwood CLO V Ltd., 7.92%, 10/20/37, (3-mo. CME Term SOFR +4.25%)(a)(b)	2,000	2,006,757
Flatiron CLO 23 LLC
6.37%, 04/17/36, (3-mo. CME Term SOFR +2.70%)(a)(b)	1,000	1,003,094
8.62%, 04/17/36, (3-mo. CME Term SOFR +4.95%)(a)(b)	1,000	1,007,924
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.77%, 10/20/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	3,050	3,076,826
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.47%, 01/20/39, (3-mo. CME Term SOFR +2.80%)(a)(b)	2,500	2,512,973
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.52%, 10/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	1,000	1,004,711
Golub Capital Partners CLO 58B-R Ltd., 6.57%, 10/25/37, (3-mo. CME Term SOFR + 2.900%)(a)(b)	2,500	2,523,396
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37, (3-mo. CME Term SOFR +3.20%)(a)(b)	2,240	2,257,116
Golub Capital Partners CLO 76 B Ltd., 9.42%, 10/25/37, (3-mo. CME Term SOFR +5.75%)(a)(b)	650	657,223
Invesco U.S. CLO Ltd., 6.72%, 07/15/38, (3-mo. CME Term SOFR +3.05%)(a)(b)	1,000	1,008,303
Madison Park Funding XXXVII Ltd., 7.42%, 04/15/37, (3-mo. CME Term SOFR +3.75%)(a)(b)	2,000	1,975,790
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.32%, 10/16/35, (3-mo. CME Term SOFR +2.65%)(a)(b)	2,000	2,003,406
Neuberger Berman Loan Advisers CLO 59 Ltd., 7.47%, 01/23/39, (3-mo. CME Term SOFR +3.80%)(a)(b)	1,650	1,676,835
OCP CLO Ltd.
6.12%, 04/17/37, (3-mo. CME Term SOFR +2.45%)(a)(b)	1,000	1,005,212
6.77%, 10/25/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	1,000	1,010,293
OHA Credit Funding 11 Ltd., 6.52%, 07/19/37, (3-mo. CME Term SOFR +2.85%)(a)(b)	1,780	1,781,911
Security	Par (000)	Value
OHA Credit Funding 12-R Ltd., 6.42%, 07/20/37, (3-mo. CME Term SOFR +2.75%)(a)(b)	$1,000	$1,003,675
OHA Credit Funding 2 Ltd., 6.37%, 01/21/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	2,000	2,010,897
OHA Credit Partners XIV Ltd., 6.52%, 07/21/37, (3-mo. CME Term SOFR +2.85%)(a)(b)	4,000	4,023,523
Palmer Square CLO Ltd.
6.32%, 01/20/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	2,230	2,241,617
6.32%, 01/15/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	3,350	3,366,676
Pikes Peak CLO 6, 8.47%, 05/18/34, (3-mo. CME Term SOFR +4.60%)(a)(b)	1,000	995,128
RAD CLO 21 Ltd., 6.27%, 01/25/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	1,000	998,998
Regatta VIII Funding Ltd., 7.37%, 04/17/37, (3-mo. CME Term SOFR +3.70%)(a)(b)	1,000	1,005,267
Regatta XXI Funding Ltd., 6.77%, 10/15/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	500	505,101
RR 28 Ltd., 8.12%, 04/15/37, (3-mo. CME Term SOFR +4.45%)(a)(b)	1,950	1,965,936
Sixth Street CLO XX Ltd., 6.62%, 07/17/38, (3-mo. CME Term SOFR +2.95%)(a)(b)	700	705,927
Sycamore Tree CLO Ltd., 6.57%, 10/20/38, (3-mo. CME Term SOFR +2.90%)(a)(b)	1,000	1,013,969
Symphony CLO XXXIII Ltd., 6.27%, 01/24/38, (3-mo. CME Term SOFR +2.60%)(a)(b)	2,000	1,981,205
Trimaran Cavu Ltd., 7.57%, 04/25/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	1,000	1,001,738
Trinitas CLO XXXI Ltd., 6.67%, 01/22/38, (3-mo. CME Term SOFR +3.00%)(a)(b)	1,750	1,768,314
Trinitas CLO XXXII Ltd., 9.47%, 07/23/38, (3-mo. CME Term SOFR +5.80%)(a)(b)	750	755,578
Voya CLO Ltd.
6.52%, 01/20/38, (3-mo. CME Term SOFR +2.85%)(a)(b)	1,000	1,005,283
9.02%, 01/20/38, (3-mo. CME Term SOFR + 5.350%)(a)(b)	1,450	1,464,982
Wellington Management CLO 3 Ltd., 9.42%, 07/18/37, (3-mo. CME Term SOFR +5.75%)(a)(b)	500	502,743
Whitebox Clo II Ltd., 9.42%, 10/24/37, (3-mo. CME Term SOFR +5.75%)(a)(b)	500	503,493
Total Long-Term Investments — 97.5% (Cost: $73,514,502)		73,030,963
	Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,690,000	1,690,000
Total Short-Term Securities — 2.3% (Cost: $1,690,000)		1,690,000
Total Investments — 99.8% (Cost: $75,204,502)		74,720,963
Other Assets Less Liabilities — 0.2%		165,746
Net Assets — 100.0%		$74,886,709
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares BBB-B CLO Active ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,160,000	$—	$(470,000)(a)	$—	$—	$1,690,000	1,690,000	$26,851	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$73,030,963	$—	$73,030,963
Short-Term Securities
Money Market Funds	1,690,000	—	—	1,690,000
	$1,690,000	$73,030,963	$—	$74,720,963
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., 4.87%, 04/15/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD3,545	$3,556,085
1988 CLO 3 Ltd., 4.92%, 10/15/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD3,000	3,002,016
1988 CLO 5 Ltd., 5.21%, 07/15/37, (3-mo. CME Term SOFR +1.54%)(a)(b)	USD4,000	4,012,716
522 Funding CLO Ltd.
5.00%, 04/15/35, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD3,250	3,253,680
5.98%, 10/20/31, (3-mo. CME Term SOFR +2.31%)(a)(b)	USD250	250,672
4.87%, 10/23/34, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD3,010	3,012,636
4.97%, 10/20/31, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD42	41,980
610 Funding 2 CLO Ltd., 1.00%, 01/20/39(a)	USD8,500	8,500,000
720 East CLO Ltd., 5.00%, 01/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD2,755	2,766,525
720 East CLO VII Ltd., 4.73%, 04/20/37, (3-mo. CME Term SOFR +1.06%)(a)(b)	USD8,500	8,509,323
A10 Issuer LLC, 5.22%, 05/15/42, (1-mo. CME Term SOFR + 1.46%)(a)(b)	USD8,388	8,396,536
AB BSL CLO 2 Ltd., 5.03%, 04/15/34, (3-mo. CME Term SOFR +1.36%)(a)(b)(c)	USD3,500	3,503,774
AB BSL CLO 3 Ltd., 4.92%, 04/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD2,480	2,488,143
AB Carval Euro CLO II-C DAC, 5.81%, 02/15/37, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR730	880,642
ACE Securities Corp. Home Equity Loan Trust, 4.48%, 08/25/35, (1-mo. CME Term SOFR +0.80%)(b)	USD1,792	1,597,030
ACREC LLC, 4.99%, 08/18/42, (1-mo. CME Term SOFR +1.31%)(a)(b)	USD5,000	4,981,397
ACRES Commercial Realty Issuer LLC, 1.00%, 08/18/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD10,000	10,004,154
ACRES LLC, 5.29%, 08/18/40, (1-mo. CME Term SOFR +1.62%)(a)(b)	USD7,290	7,304,334
Affirm Asset Securitization Trust
5.61%, 02/15/29(a)	USD2,731	2,735,294
4.62%, 09/15/29(a)	USD4,287	4,297,231
5.19%, 04/15/30(a)	USD563	564,346
5.34%, 04/15/30(a)	USD1,591	1,595,743
5.08%, 04/15/30(a)	USD1,928	1,931,215
4.45%, 10/15/30(a)	USD4,970	4,974,250
4.93%, 10/15/30(a)	USD295	295,573
4.56%, 10/15/30(a)	USD819	820,359
Affirm Master Trust
4.99%, 02/15/33(a)	USD5,756	5,813,900
5.13%, 02/15/33(a)	USD3,418	3,444,451
4.45%, 10/16/34(a)	USD11,330	11,349,242
4.37%, 02/15/34(a)	USD6,026	6,025,033
4.57%, 02/15/34(a)	USD2,683	2,682,762
AGL CLO 21 Ltd., 5.03%, 10/21/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	3,014,362
AGL CLO 30 Ltd., 7.12%, 04/21/37, (3-mo. CME Term SOFR +3.45%)(a)(b)	USD400	402,105
Security	Par (000)	Value
AGL CLO 33 Ltd., 6.47%, 07/21/37, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD1,300	$1,305,188
AGL CLO 35 Ltd., 5.01%, 01/21/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD1,000	1,004,665
AGL CLO 39 Ltd.
6.17%, 04/20/38, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD2,000	2,009,955
8.17%, 04/20/38, (3-mo. CME Term SOFR +4.50%)(a)(b)	USD1,300	1,306,738
AGL CLO 5 Ltd.
6.46%, 01/20/39, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,000	1,005,336
7.71%, 01/20/39, (3-mo. CME Term SOFR + 3.950%)(a)(b)	USD1,000	993,807
AGL CLO 6 Ltd., 4.95%, 04/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD2,000	2,009,090
Aimco CLO, 5.67%, 04/16/37, (3-mo. CME Term SOFR +2.00%)(a)(b)	USD250	251,914
AIMCO CLO 10 Ltd., 5.08%, 07/22/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD4,180	4,194,233
AIMCO CLO 11 Ltd.
5.32%, 07/17/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD550	553,757
5.01%, 07/17/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD1,750	1,757,087
Aimco CLO 14 Ltd., 4.89%, 10/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD4,000	4,013,559
AIMCO CLO 18 Ltd., 6.52%, 07/20/37, (3-mo. CME Term SOFR +2.85%)(a)(b)	USD1,000	1,004,750
AIMCO CLO 23 Ltd., 4.80%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	USD1,250	1,251,215
AIMCO CLO 24 Ltd., 5.52%, 04/19/38, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD1,575	1,587,120
Alinea CLO Ltd., 4.82%, 07/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,114	1,113,413
AMMC CLO 27 Ltd., 4.75%, 01/20/37, (3-mo. CME Term SOFR +1.08%)(a)(b)	USD4,500	4,502,464
AMMC CLO 30 Ltd., 6.02%, 01/15/37, (3-mo. CME Term SOFR +2.35%)(a)(b)	USD1,000	1,003,267
AMMC CLO 32 Ltd., 5.03%, 10/17/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD2,000	2,010,826
Anchorage Capital CLO 15 Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD2,000	2,010,284
Anchorage Capital CLO 18 Ltd., 5.08%, 04/15/34, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD350	350,237
Anchorage Capital CLO 19 Ltd., 5.02%, 10/15/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,000	2,010,944
Anchorage Capital CLO 21 Ltd., 4.72%, 10/20/34, (3-mo. CME Term SOFR +1.05%)(a)(b)	USD1,350	1,350,715
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Anchorage Capital Clo 29 Ltd., 10.51%, 07/20/37, (3-mo. CME Term SOFR +6.84%)(a)(b)	USD1,250	$1,264,066
Anchorage Capital CLO 29 Ltd., 5.27%, 07/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD4,000	4,010,220
Anchorage Capital CLO 30 Ltd., 4.97%, 01/20/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD7,250	7,257,918
Anchorage Capital CLO 31 Ltd., 5.06%, 10/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD5,000	5,025,415
Anchorage Capital Clo 34 Ltd., 6.57%, 01/15/39, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD3,000	3,042,818
Anchorage Capital CLO 6 Ltd., 5.04%, 07/22/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD3,795	3,816,745
Annisa CLO Ltd., 5.52%, 07/20/31, (3-mo. CME Term SOFR +1.85%)(a)(b)	USD400	400,832
Apidos CLO LIII, 4.99%, 07/20/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD2,000	2,010,764
Apidos CLO LIV
6.32%, 10/20/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD2,000	2,016,159
7.57%, 10/20/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	USD1,500	1,504,576
Apidos CLO LV, 4.93%, 01/20/39, (3-mo. CME Term SOFR + 1.210%)(a)(b)	USD2,000	2,005,999
Apidos CLO XL Ltd., 5.02%, 07/15/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,000	2,008,958
Apidos CLO XLIV Ltd., 7.77%, 10/26/37, (3-mo. CME Term SOFR + 4.100%)(a)(b)	USD1,000	1,014,640
APIDOS CLO XLVIII Ltd., 5.11%, 07/25/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	USD489	490,956
Apidos CLO XXIV
4.88%, 10/20/30, (3-mo. CME Term SOFR +1.21%)(a)(b)	USD36	35,913
5.28%, 10/20/30, (3-mo. CME Term SOFR +1.61%)(a)(b)	USD4,500	4,506,261
Apidos CLO XXV
5.27%, 01/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD500	502,480
7.62%, 01/20/37, (3-mo. CME Term SOFR +3.95%)(a)(b)	USD1,500	1,500,297
Apidos CLO XXXII
4.77%, 01/20/33, (3-mo. CME Term SOFR +1.10%)(a)(b)	USD1,965	1,965,976
5.17%, 01/20/33, (3-mo. CME Term SOFR +1.50%)(a)(b)	USD555	555,777
Apidos CLO XXXIX Ltd., 4.90%, 10/21/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD2,000	2,007,039
Apidos CLO XXXV, 4.98%, 04/20/34, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,424	2,425,933
Apidos CLO XXXVII, 5.06%, 10/22/34, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD1,815	1,816,192
Security	Par (000)	Value
Apidos Loan Fund Ltd., 6.37%, 10/25/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD1,930	$1,943,670
Arbor Realty Collateralized Loan Obligation Ltd., 5.60%, 01/20/41, (1-mo. CME Term SOFR +1.93%)(a)(b)	USD7,424	7,447,882
Arbor Realty Commercial Real Estate Notes LLC, 5.03%, 01/20/43, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD7,313	7,308,811
Arbour CLO VI DAC, 5.26%, 11/15/37, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR1,150	1,375,953
Arbour Clo XI DAC, 5.86%, 05/15/38, (3-mo. EURIBOR + 3.80%)(b)(d)	EUR800	960,525
Arcano Euro Clo II DAC0.00% 07/25/39, (3-mo. EURIBOR + 3.30%)(b)(d)	EUR1,000	1,198,225
AREIT, 5.23%, 07/25/43, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD14,495	14,500,289
AREIT LLC, 5.79%, 08/17/41, (1-mo. CME Term SOFR +2.11%)(a)(b)	USD86	85,915
AREIT Ltd.
5.37%, 05/17/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD1,652	1,654,303
5.06%, 12/17/29, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD10,146	10,131,874
Ares LIV CLO Ltd., 4.98%, 07/15/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,000	2,010,156
ARES Loan Funding III Ltd., 4.94%, 07/25/36, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD4,850	4,855,008
Ares Loan Funding IV Ltd., 6.42%, 10/15/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD1,000	1,007,035
ARES LX CLO Ltd., 4.85%, 07/18/34, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD10,000	10,014,427
Ares LXVI CLO Ltd., 4.94%, 10/25/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD5,000	5,025,015
ARES LXXIX CLO Ltd., 1.00%, 04/20/39, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD4,750	4,750,000
Ares XLI Clo Ltd., 5.00%, 04/15/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD3,000	3,003,082
Ares XXVII CLO Ltd., 5.32%, 10/28/34, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD226	227,019
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD3	2,930
5.30%, 11/15/32(a)	USD856	860,842
5.69%, 02/17/32(a)	USD2,288	2,325,612
6.03%, 02/17/32(a)	USD2,492	2,548,055
5.16%, 11/15/32(a)	USD829	845,149
5.38%, 11/15/32(a)	USD469	479,444
Arini European CLO IV DAC, 5.52%, 01/15/38, (3-mo. EURIBOR + 3.50%)(b)(d)	EUR1,660	2,006,342
Arini European CLO V DAC, 4.82%, 01/15/39, (3-mo. EURIBOR + 2.80%)(b)(d)	EUR1,560	1,871,473
Arini U.S. Clo III Ltd., 5.19%, 01/15/39, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD16,000	16,051,525
Asimi Funding PLC
5.08%, 09/16/31, (1-day SONIA + 1.35%)(b)(d)	GBP3	4,189

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.68%, 05/16/32, (1-day SONIA + 0.95%)(b)(d)	GBP314	$431,285
5.48%, 05/16/32, (1-day SONIA + 1.75%)(b)(d)	GBP129	176,342
5.13%, 05/16/32, (1-day SONIA + 1.40%)(b)(d)	GBP164	224,354
6.13%, 05/16/32, (1-day SONIA + 2.40%)(b)(d)	GBP68	93,854
4.55%, 12/16/32, (1-day SONIA + 0.82%)(b)(d)	GBP2,974	4,078,994
6.53%, 12/16/32, (1-day SONIA + 2.80%)(b)(d)	GBP705	964,402
8.53%, 12/16/32, (1-day SONIA + 4.80%)(b)(d)	GBP721	990,460
4.93%, 12/16/32, (1-day SONIA + 1.20%)(b)(d)	GBP1,745	2,387,693
5.48%, 12/16/32, (1-day SONIA + 1.75%)(b)(d)	GBP365	500,062
5.23%, 12/16/32, (1-day SONIA + 1.50%)(b)(d)	GBP356	487,272
Asset-Backed European Securitisation Transaction Twenty-Five Sarl
4.44%, 11/15/39, (1-mo. EURIBOR + 2.50%)(b)(d)	EUR84	100,791
3.19%, 11/15/39, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR119	141,635
3.54%, 11/15/39, (1-mo. EURIBOR + 1.60%)(b)(d)	EUR84	100,748
5.94%, 11/15/39, (1-mo. EURIBOR + 4.00%)(b)(d)	EUR109	129,782
Asset-Backed European Securitisation Transaction Twenty-Four Sarl
3.21%, 08/16/40, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR3,352	4,000,672
2.78%, 08/16/40, (1-mo. EURIBOR + 0.72%)(b)(d)	EUR7,875	9,370,435
Asset-Backed European Securitisation Transaction Twenty-Four Srl
3.66%, 08/16/40, (1-mo. EURIBOR + 1.60%)(b)(d)	EUR525	626,585
3.36%, 08/16/40, (1-mo. EURIBOR + 1.30%)(b)(d)	EUR478	570,671
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
3.56%, 03/21/34, (1-mo. EURIBOR + 1.60%)(b)(d)	EUR84	100,359
3.86%, 03/21/34, (1-mo. EURIBOR + 1.90%)(b)(d)	EUR84	100,535
4.36%, 03/21/34, (1-mo. EURIBOR + 2.40%)(b)(d)	EUR84	100,776
3.26%, 03/21/34(d)	EUR505	601,978
Atrium XV, 5.06%, 07/16/36, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD1,000	1,003,855
Aurium CLO VII DAC, 5.28%, 10/15/38, (3-mo. EURIBOR + 3.15%)(b)(d)	EUR720	862,900
Aurium CLO XIII DAC, 4.82%, 04/15/38, (3-mo. EURIBOR + 2.80%)(b)(d)	EUR1,100	1,311,931
Auto ABS Italian Stella Loans
3.09%, 12/29/36, (1-mo. EURIBOR + 1.20%)(b)(d)	EUR250	298,107
2.62%, 12/29/36, (1-mo. EURIBOR + 0.73%)(b)(d)	EUR578	686,547
Security	Par (000)	Value
3.64%, 12/29/36, (1-mo. EURIBOR + 1.70%)(b)(d)	EUR70	$83,106
4.24%, 12/29/36, (1-mo. EURIBOR + 2.30%)(b)(d)	EUR70	83,372
2.89%, 12/28/40, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR640	760,212
2.62%, 12/28/40, (1-mo. EURIBOR + 0.73%)(b)(d)	EUR907	1,079,056
3.14%, 12/28/40, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR160	189,713
3.79%, 12/28/40, (1-mo. EURIBOR + 1.90%)(b)(d)	EUR98	117,388
3.08%, 06/25/40, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR532	630,543
2.60%, 06/25/40, (1-mo. EURIBOR + 0.67%)(b)(d)	EUR7,435	8,824,469
2.88%, 06/25/40, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR2,620	3,109,327
Auto ABS Spanish Loans FT
2.79%, 09/28/38, (1-mo. EURIBOR + 0.85%)(b)(d)	EUR712	846,962
3.24%, 09/28/38, (1-mo. EURIBOR + 1.30%)(b)(d)	EUR316	377,021
Auto1 Car Funding Sarl, 2.64%, 12/15/33, (1-mo. EURIBOR + 0.70%)(b)(d)	EUR270	321,178
Auto1 Car Funding Sarl Compartment FinanceHero 2
3.24%, 07/16/35, (1-mo. EURIBOR + 1.30%)(b)(d)	EUR91	108,152
2.79%, 07/16/35, (1-mo. EURIBOR + 0.85%)(b)(d)	EUR182	215,440
Autoflorence 4 Srl
2.66%, 12/24/44, (1-mo. EURIBOR + 0.69%)(b)(d)	EUR2,574	3,056,582
3.02%, 12/24/44, (1-mo. EURIBOR + 1.05%)(b)(d)	EUR1,032	1,226,448
3.42%, 12/24/44, (1-mo. EURIBOR + 1.45%)(b)(d)	EUR572	679,836
AutoNoria Spain FT
2.97%, 04/30/43, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR500	594,386
3.17%, 04/30/43, (1-mo. EURIBOR + 1.20%)(b)(d)	EUR100	118,759
3.47%, 04/30/43, (1-mo. EURIBOR + 1.50%)(b)(d)	EUR100	118,860
4.97%, 04/30/43, (1-mo. EURIBOR + 3.00%)(b)(d)	EUR100	119,090
Avoca CLO XVIII DAC, 5.07%, 01/15/38, (3-mo. EURIBOR + 3.05%)(b)(d)	EUR1,170	1,406,513
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.22%, 04/16/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD1,000	1,002,526
Bain Capital Credit CLO Ltd.
5.00%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD750	753,120
5.10%, 01/17/39, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD5,000	5,018,779
4.83%, 07/17/35, (3-mo. CME Term SOFR +1.16%)(a)(b)	USD10,000	10,010,909
4.61%, 04/18/34, (3-mo. CME Term SOFR + 0.940%)(a)(b)	USD1,500	1,500,391
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Balboa Bay Loan Funding Ltd., 4.66%, 07/20/34, (3-mo. CME Term SOFR + 0.990%)(a)(b)	USD5,000	$5,002,501
Ballyrock CLO 14 Ltd., 5.37%, 07/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,000	1,006,601
Ballyrock CLO 15 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD250	251,033
Ballyrock CLO 20 Ltd., 1.00%, 10/15/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD1,000	1,000,000
Ballyrock CLO 28 Ltd., 5.37%, 01/20/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD500	503,476
Ballyrock CLO Ltd., 4.91%, 10/25/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD1,420	1,425,396
Bardot CLO Ltd., 4.65%, 10/22/32, (3-mo. CME Term SOFR +0.98%)(a)(b)	USD936	935,378
Barings Equipment Finance LLC, 5.02%, 06/13/50(a)	USD6,409	6,595,041
Battalion CLO IX Ltd., 4.63%, 07/15/31, (3-mo. CME Term SOFR +0.96%)(a)(b)	USD1,879	1,878,202
Battalion CLO X Ltd., 4.81%, 01/24/35, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD4,991	4,995,320
Battalion CLO XII Ltd., 5.40%, 05/17/31, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,170	1,171,888
Battalion Clo XV Ltd., 4.65%, 01/17/33, (3-mo. CME Term SOFR +0.98%)(a)(b)	USD3,593	3,592,771
Bavarian Sky U.K. 6 PLC, 4.28%, 06/20/32, (1-day SONIA + 0.55%)(b)(d)	GBP585	800,515
BBAM U.S. CLO I Ltd., 4.87%, 03/30/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD4,560	4,572,805
BBAM U.S. CLO VI Ltd., 5.06%, 01/27/39, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD5,000	5,022,980
Bbva Consumer Auto FT
3.35%, 05/19/42, (3-mo. EURIBOR + 1.30%)(b)(d)	EUR98	116,575
3.05%, 05/19/42, (3-mo. EURIBOR + 1.00%)(b)(d)	EUR293	348,402
BDS LLC
5.25%, 09/19/39, (1-mo. CME Term SOFR +1.58%)(a)(b)	USD7,315	7,324,586
4.96%, 10/17/42, (1-mo. CME Term SOFR +1.28%)(a)(b)	USD7,895	7,873,751
Bear Mountain Park CLO Ltd., 6.77%, 07/15/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	USD2,000	2,012,969
Bear Stearns Asset Backed Securities I Trust, 4.22%, 11/25/36, (1-mo. CME Term SOFR +0.55%)(b)	USD2,036	2,062,700
Benefit Street Partners Clo 41 Ltd., 4.97%, 07/25/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD5,000	5,024,115
Security	Par (000)	Value
Benefit Street Partners CLO 42 Ltd., 4.97%, 10/25/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD5,000	$5,024,220
Benefit Street Partners CLO 44 Ltd., 4.94%, 01/15/39, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,000	2,008,280
Benefit Street Partners CLO IV Ltd., 6.32%, 10/20/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD1,000	1,000,450
Benefit Street Partners CLO Ltd., 4.85%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,000	1,002,692
Benefit Street Partners CLO V-B Ltd., 5.20%, 07/20/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD3,340	3,350,516
Benefit Street Partners CLO XVI Ltd., 6.37%, 01/17/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD250	251,349
Benefit Street Partners CLO XVIII Ltd., 4.91%, 10/15/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD7,000	7,024,902
Benefit Street Partners CLO XX Ltd.
4.96%, 07/15/37, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD250	251,248
6.37%, 10/15/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,400	1,409,829
Benefit Street Partners Clo XXII Ltd., 6.42%, 04/20/35, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD1,000	1,005,640
Benefit Street Partners CLO XXIII Ltd., 4.77%, 04/25/34, (3-mo. CME Term SOFR +1.10%)(a)(b)	USD250	250,251
Benefit Street Partners CLO XXIV Ltd., 4.73%, 10/20/34, (3-mo. CME Term SOFR +1.06%)(a)(b)	USD1,000	1,001,201
Benefit Street Partners CLO XXIX
4.85%, 01/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD7,750	7,767,050
5.17%, 01/25/38, (3-mo. CME Term SOFR +1.50%)(a)(b)	USD1,000	1,002,482
Benefit Street Partners CLO XXV Ltd., 4.67%, 01/15/35, (3-mo. CME Term SOFR + 1.000%)(a)(b)	USD6,500	6,503,554
Benefit Street Partners CLO XXVII Ltd., 5.04%, 10/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD7,500	7,533,900
Benefit Street Partners CLO XXVIII Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD1,000	1,004,300
Benefit Street Partners CLO XXXIX Ltd., 6.22%, 04/15/38, (3-mo. CME Term SOFR +2.55%)(a)(b)	USD1,550	1,558,720
Benefit Street Partners CLO XXXV Ltd., 6.97%, 04/25/37, (3-mo. CME Term SOFR +3.30%)(a)(b)	USD375	378,031
Benefit Street Partners CLO XXXVIII Ltd.
4.98%, 01/25/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD9,172	9,212,170
5.32%, 01/25/38, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD2,000	2,013,627

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bethpage Park CLO Ltd.
5.06%, 01/15/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD1,000	$1,000,668
6.88%, 10/15/36, (3-mo. CME Term SOFR + 3.212%)(a)(b)	USD3,500	3,488,718
Birch Grove CLO 10 Ltd., 5.06%, 01/22/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD450	452,103
Birch Grove Clo 11 Ltd., 5.03%, 01/22/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD1,650	1,656,607
Birch Grove CLO 2 Ltd., 6.82%, 10/19/37, (3-mo. CME Term SOFR +3.15%)(a)(b)	USD1,000	1,009,800
Birch Grove CLO 3 Ltd.
4.93%, 01/19/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD19,000	19,060,855
5.27%, 01/19/38, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD500	501,436
Birch Grove CLO 4 Ltd., 5.15%, 07/15/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD1,000	1,003,651
Birch Grove CLO 6 Ltd., 5.05%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD6,540	6,575,813
Birch Grove CLO 7 Ltd., 4.93%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD16,000	16,054,832
Birch Grove CLO 8 Ltd.
5.30%, 04/20/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	USD5,670	5,679,974
6.37%, 04/20/37, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD2,200	2,212,551
10.77%, 04/20/37, (3-mo. CME Term SOFR + 7.100%)(a)(b)	USD1,000	1,005,793
Blueberry Park CLO Ltd.
9.02%, 10/20/37, (3-mo. CME Term SOFR +5.35%)(a)(b)	USD1,000	1,008,305
6.57%, 10/20/37, (3-mo. CME Term SOFR +2.90%)(a)(b)	USD1,000	1,012,409
BlueMountain CLO Ltd.
4.93%, 04/20/31, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD438	438,123
5.81%, 08/15/31, (3-mo. CME Term SOFR +1.96%)(a)(b)	USD250	250,750
4.86%, 10/25/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	USD3,113	3,112,839
5.52%, 10/25/30, (3-mo. CME Term SOFR +1.85%)(a)(b)	USD1,650	1,654,125
5.05%, 11/15/30, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD795	794,726
5.55%, 11/15/30, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,000	1,001,228
5.22%, 08/15/31, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD1,294	1,293,841
4.62%, 04/20/30, (3-mo. CME Term SOFR +0.95%)(a)(b)	USD4,334	4,334,720
BlueMountain CLO XXII Ltd.
5.43%, 07/15/31, (3-mo. CME Term SOFR +1.76%)(a)(b)	USD250	250,363
5.01%, 07/15/31, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD175	175,427
Security	Par (000)	Value
BlueMountain CLO XXIV Ltd., 5.53%, 04/20/34, (3-mo. CME Term SOFR +1.86%)(a)(b)	USD250	$250,124
BlueMountain CLO XXX Ltd., 4.82%, 04/15/35, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD2,900	2,902,636
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(e)	USD3,821	3,854,507
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD2,549	2,553,386
Bridge Street CLO II Ltd., 5.16%, 07/20/34, (3-mo. CME Term SOFR + 1.492%)(a)(b)	USD5,000	5,000,000
Bridge Street CLO III Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD2,000	2,007,830
Bridge Street CLO V Ltd., 6.52%, 04/20/38, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD3,800	3,822,041
Bridge Street CLO VI Ltd., 5.07%, 01/15/39, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD5,000	5,021,580
Brignole Co.
2.68%, 02/24/42, (1-mo. EURIBOR + 0.78%)(b)(d)	EUR473	562,256
3.10%, 02/24/42, (1-mo. EURIBOR + 1.20%)(b)(d)	EUR81	96,005
5.90%, 02/24/42, (1-mo. EURIBOR + 4.00%)(b)(d)	EUR51	61,383
Bryant Park Funding Ltd.
5.01%, 01/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD2,500	2,510,459
5.37%, 01/18/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,500	1,505,667
4.87%, 04/15/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD1,000	1,002,600
6.47%, 04/15/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD750	751,504
7.62%, 04/15/38, (3-mo. CME Term SOFR +3.95%)(a)(b)	USD1,500	1,489,221
BSPDF Issuer LLC, 5.20%, 12/15/42, (1-mo. CME Term SOFR +1.52%)(a)(b)	USD8,217	8,228,652
BXMT Ltd., 5.31%, 10/18/42, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD12,785	12,800,777
California Street CLO IX LP, 5.03%, 07/16/32, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD484	484,125
Canyon Capital CLO Ltd.
5.68%, 04/15/34, (3-mo. CME Term SOFR +2.01%)(a)(b)	USD250	250,705
5.00%, 07/15/31, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD361	361,231
4.85%, 04/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD2,835	2,842,621
4.68%, 10/15/34, (3-mo. CME Term SOFR + 1.010%)(a)(b)	USD13,450	13,467,262
Canyon CLO Ltd.
5.00%, 07/15/31, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD229	229,414
5.07%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD250	250,924
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Four CLO VIII DAC, 5.28%, 10/25/37, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR1,360	$1,629,933
Cardiff Auto Receivables Securitisation PLC
5.63%, 08/20/31(d)	GBP230	316,491
6.33%, 08/20/31, (1-day SONIA + 2.60%)(b)(d)	GBP175	241,456
5.13%, 08/20/31, (1-day SONIA + 1.40%)(b)(d)	GBP381	523,377
Carlyle Global Market Strategies CLO Ltd.
4.91%, 07/20/31, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD191	190,846
5.48%, 07/20/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD500	500,689
Carlyle U.S. CLO Ltd.
5.58%, 04/20/34, (3-mo. CME Term SOFR +1.91%)(a)(b)	USD580	581,705
5.45%, 10/21/37, (3-mo. CME Term SOFR +1.78%)(a)(b)	USD1,000	1,006,521
5.22%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD6,000	6,013,466
5.03%, 10/15/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD3,000	3,014,163
4.82%, 04/20/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD1,405	1,406,663
7.52%, 04/20/37, (3-mo. CME Term SOFR +3.85%)(a)(b)	USD250	250,950
6.52%, 07/20/37, (3-mo. CME Term SOFR +2.85%)(a)(b)	USD1,750	1,762,968
5.32%, 10/15/38, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD2,750	2,771,022
6.42%, 10/15/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD3,000	3,013,493
4.87%, 04/15/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD6,350	6,370,762
CARLYLE U.S. CLO Ltd., 5.03%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	1,004,200
Carrington Mortgage Loan Trust, 4.22%, 05/25/36, (1-mo. CME Term SOFR +0.55%)(b)	USD1,234	1,093,628
CarVal CLO I Ltd., 4.90%, 07/16/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD1,075	1,076,381
CarVal CLO II Ltd., 4.69%, 04/20/32, (3-mo. CME Term SOFR +1.02%)(a)(b)	USD837	837,640
CarVal CLO IV Ltd., 4.97%, 03/31/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD9,000	9,044,010
Cascade MH Asset Trust, 1.75%, 02/25/46(a)	USD241	220,146
Cbam Ltd., 5.53%, 07/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD300	300,366
CBAM Ltd.
5.73%, 01/20/34, (3-mo. CME Term SOFR +2.06%)(a)(b)	USD2,000	2,002,555
5.45%, 10/17/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD3,000	3,011,182
Cedar Funding V CLO Ltd., 4.88%, 01/17/39, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD2,750	2,758,250
Cedar Funding VII Clo Ltd., 5.20%, 10/20/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD3,500	3,515,022
Security	Par (000)	Value
Cedar Funding XI CLO Ltd., 4.85%, 05/29/32, (3-mo. CME Term SOFR +1.06%)(a)(b)	USD1,382	$1,382,025
Cedar Funding XIV CLO Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD550	551,951
Cedar Funding XIX CLO Ltd., 5.00%, 01/23/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,000	1,004,137
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD34	34,592
6.16%, 10/15/35(a)	USD166	167,665
CIFC European Funding CLO II DAC, 5.02%, 10/15/39, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR1,440	1,728,872
CIFC European Funding CLO III DAC, 1.00%, 01/15/39, (3-mo. EURIBOR + 2.55%)(b)(d)	EUR2,501	2,964,559
Cifc Funding Ltd., 5.47%, 01/17/35, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD3,000	3,016,352
CIFC Funding Ltd.
5.10%, 10/20/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD2,840	2,844,659
5.22%, 04/21/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD320	320,717
5.33%, 01/18/31, (3-mo. CME Term SOFR +1.66%)(a)(b)	USD4,025	4,030,896
5.08%, 07/17/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD4,170	4,184,040
5.12%, 07/16/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD5,200	5,221,123
5.42%, 07/25/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD250	251,756
5.03%, 07/23/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD2,250	2,258,396
6.62%, 07/23/37, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD3,730	3,754,728
5.08%, 07/15/36, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD2,745	2,747,059
7.92%, 01/20/37, (3-mo. CME Term SOFR +4.25%)(a)(b)	USD2,000	2,000,000
5.04%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD2,250	2,260,928
5.42%, 10/20/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD2,500	2,517,299
5.58%, 10/15/34, (3-mo. CME Term SOFR +1.91%)(a)(b)	USD1,370	1,374,110
4.82%, 04/23/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD1,000	1,001,197
6.17%, 04/23/38, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD2,500	2,513,546
4.94%, 10/18/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD3,841	3,860,063
5.32%, 10/18/38, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD640	644,654
6.37%, 10/18/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,000	3,020,437
4.92%, 10/17/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD2,000	2,009,370
6.27%, 10/17/38, (3-mo. CME Term SOFR +2.60%)(a)(b)	USD4,450	4,476,308

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.42%, 01/16/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD1,820	$1,830,235
5.52%, 10/15/38, (3-mo. CME Term SOFR +1.85%)(a)(b)	USD2,000	2,016,961
6.37%, 10/15/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,440	3,463,566
6.37%, 07/16/35, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD2,100	2,100,332
4.99%, 04/17/35, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD7,750	7,759,537
4.85%, 03/31/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,000	1,002,200
4.88%, 10/20/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	USD10,060	10,096,045
4.90%, 10/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD1,000	1,003,503
4.95%, 10/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD5,000	5,020,500
7.37%, 04/20/37, (3-mo. CME Term SOFR + 3.700%)(a)(b)	USD3,000	3,018,088
5.40%, 10/24/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD1,000	1,005,119
CIT Mortgage Loan Trust
5.54%, 10/25/37, (1-mo. CME Term SOFR +1.86%)(a)(b)	USD4,000	4,008,576
5.54%, 10/25/37, (1-mo. CME Term SOFR +1.86%)(a)(b)	USD942	927,372
5.54%, 10/25/37, (1-mo. CME Term SOFR +1.86%)(a)(b)	USD3,321	3,454,090
College Avenue Student Loans LLC
4.69%, 07/26/55, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD958	948,364
3.06%, 07/26/55(a)	USD68	63,957
4.59%, 06/25/52, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD734	724,770
2.72%, 07/26/55(a)	USD138	128,552
1.60%, 07/25/51(a)	USD302	277,580
Compartment Driver UK Ten, 4.73%, 04/25/33, (1-day SONIA + 1.00%)(b)(d)	GBP500	687,102
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD6,203	6,175,161
Compass Datacenters Issuer III LLC, 5.29%, 07/25/50(a)	USD5,205	5,223,502
Concord Music Royalties LLC, 5.64%, 10/20/74(a)	USD1,013	1,021,134
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.77%, 12/20/55(a)	USD8,626	8,739,421
5.52%, 12/20/55(a)	USD7,426	7,519,246
Contego CLO V DAC, 5.12%, 10/15/37, (3-mo. EURIBOR + 3.10%)(b)(d)	EUR1,560	1,848,849
Contego CLO VII DAC, 5.48%, 01/23/38, (3-mo. EURIBOR + 3.45%)(b)(d)	EUR1,980	2,347,699
Contego CLO XI DAC, 5.25%, 11/20/38, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR850	1,018,196
Countrywide Asset-Backed Certificates Trust, 4.16%, 06/25/37, (1-mo. CME Term SOFR +0.49%)(b)	USD2,162	2,102,870
CQS U.S. CLO Ltd., 5.12%, 07/20/36, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD5,000	5,015,730
Security	Par (000)	Value
Credit-Based Asset Servicing and Securitization LLC, 4.57%, 07/25/33, (1-mo. CME Term SOFR +0.89%)(b)	USD3,288	$3,312,270
Creeksource Dunes Creek CLO Ltd., 6.77%, 01/15/38, (3-mo. CME Term SOFR +3.10%)(a)(b)	USD250	252,628
Cross 2025-CES1 Mortgage Trust, 5.30%, 11/25/60(a)	USD4,025	4,066,451
Crown City CLO I, 5.04%, 07/20/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD5,800	5,830,815
Crown Point CLO 11 Ltd., 4.93%, 02/28/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD2,000	2,006,550
Crown Point CLO 8 Ltd., 5.12%, 10/20/34, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD250	250,394
Cumulus Static CLO DAC, 5.76%, 11/15/33, (3-mo. EURIBOR + 3.70%)(b)(d)	EUR333	395,049
CWABS Asset-Backed Certificates Trust, 5.67%, 08/25/34(b)	USD1,937	1,738,210
CWHEQ Revolving Home Equity Loan Trust Series, 3.93%, 07/15/36, (1-mo. CME Term SOFR +0.25%)(b)	USD1,105	1,053,638
DB Master Finance LLC, 4.89%, 08/20/55(a)	USD5,263	5,251,629
Deephaven Residential Mortgage Trust, 5.22%, 10/25/55(a)	USD10,618	10,712,319
Diameter Capital CLO 10 Ltd., 4.98%, 04/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,250	2,260,618
Diameter Capital CLO 13 Ltd., 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD3,000	3,010,500
Diameter Capital Clo 2 Ltd., 9.82%, 10/15/37, (3-mo. CME Term SOFR +6.15%)(a)(b)	USD1,500	1,528,749
Diameter Capital CLO 2 Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD3,000	3,011,149
Diameter Capital CLO 3 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD7,000	7,028,962
Diameter Capital CLO 4 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD8,000	8,021,600
Diameter Capital CLO 9 Ltd., 4.84%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	USD6,650	6,663,984
Dilosk Rmbs No. 9 Dac, 2.71%, 01/25/63, (3-mo. EURIBOR + 0.68%)(b)(d)	EUR496	588,302
Dowson PLC
5.33%, 08/20/31, (1-day SONIA + 1.60%)(b)(d)	GBP118	161,630
6.08%, 08/20/31, (1-day SONIA + 2.35%)(b)(d)	GBP100	136,388
4.61%, 08/20/31(d)	GBP507	694,816
4.98%, 08/20/31, (1-day SONIA + 1.25%)(d)	GBP665	913,008
7.68%, 08/20/31, (1-day SONIA + 3.95%)(b)(d)	GBP500	683,069
10.68%, 08/20/31, (1-day SONIA + 6.95%)(b)(d)	GBP500	676,527
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.63%, 12/20/32, (1-day SONIA + 1.90%)(b)(d)	GBP441	$604,175
8.98%, 12/20/32, (1-day SONIA + 5.25%)(b)(d)	GBP632	866,157
6.63%, 12/20/32, (1-day SONIA + 2.90%)(b)(d)	GBP502	688,023
4.63%, 12/20/32, (1-day SONIA + 0.90%)(b)(d)	GBP6,327	8,680,983
5.23%, 12/20/32, (1-day SONIA + 1.50%)(b)(d)	GBP401	549,394
4.83%, 12/20/32, (1-day SONIA + 1.10%)(b)(d)	GBP2,609	3,575,681
Dryden 113 CLO Ltd., 4.76%, 10/15/37, (3-mo. CME Term SOFR + 1.090%)(a)(b)	USD3,000	3,003,046
Dryden 115 CLO Ltd., 7.47%, 04/18/37, (3-mo. CME Term SOFR +3.80%)(a)(b)	USD3,000	3,024,790
Dryden 121 CLO Ltd., 6.57%, 01/15/37, (3-mo. CME Term SOFR +2.90%)(a)(b)	USD1,000	1,009,048
Dryden 40 Senior Loan Fund, 5.00%, 08/15/31, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD5,885	5,885,036
Dryden 42 Senior Loan Fund, 5.52%, 07/15/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD1,000	1,002,471
Dryden 49 Senior Loan Fund Series 2017-49A, Class AR, 4.88%, 07/18/30, (3-mo. SOFR + 1.212%)(a)(b)	USD37	36,850
Dryden 54 Senior Loan Fund, 4.82%, 10/19/29, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD54	53,755
Dryden 60 CLO Ltd., 4.98%, 07/15/31, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD510	510,457
Dryden 61 Clo Ltd., 5.25%, 01/17/32, (3-mo. CME Term SOFR + 1.580%)(a)(b)	USD3,000	3,002,256
Dryden 64 CLO Ltd., 4.90%, 04/18/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD246	246,018
Dryden 72 CLO Ltd., 4.95%, 05/15/32, (3-mo. CME Term SOFR +1.10%)(a)(b)	USD1,523	1,523,890
Dwight Issuer LLC, 5.34%, 06/18/42, (1-mo. CME Term SOFR +1.66%)(a)(b)	USD1,570	1,570,072
Eaton Vance CLO Ltd.
5.06%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD822	824,968
5.18%, 07/15/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	USD1,350	1,353,997
ECARAT DE SA Compartment
2.69%, 02/25/37, (1-mo. EURIBOR + 0.80%)(b)(d)	EUR200	237,023
2.94%, 02/25/37, (1-mo. EURIBOR + 1.05%)(b)(d)	EUR100	118,629
ECARAT DE SA Compartment Lease
3.14%, 05/25/34, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR200	238,089
2.89%, 05/25/34, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR500	594,264
Security	Par (000)	Value
Edenbrook Mortgage Funding PLC
5.71%, 03/22/57, (1-day SONIA + 1.95%)(b)(d)	GBP144	$199,901
6.31%, 03/22/57, (1-day SONIA + 2.55%)(b)(d)	GBP99	138,648
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD38	37,242
Elevation CLO Ltd., 4.87%, 10/20/31, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD3,000	2,999,592
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD104	102,074
6.37%, 02/04/48(a)	USD290	303,012
5.56%, 08/25/49(a)	USD4,575	4,663,161
Elm Park CLO DAC, 5.32%, 01/15/38, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR2,729	3,276,002
Elmwood CLO 16 Ltd., 6.17%, 04/20/37, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD1,250	1,256,782
Elmwood CLO 19 Ltd., 4.91%, 10/17/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD6,000	6,023,654
Elmwood CLO 24 Ltd., 4.99%, 01/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD7,447	7,478,277
Elmwood CLO 29 Ltd.
5.19%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	USD2,145	2,149,927
10.07%, 04/20/37, (3-mo. CME Term SOFR +6.40%)(a)(b)	USD1,500	1,503,349
Elmwood CLO 40 Ltd., 4.91%, 03/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD3,000	3,011,166
Elmwood CLO 41 Ltd.
9.67%, 07/17/38, (3-mo. CME Term SOFR +6.00%)(a)(b)	USD3,000	3,066,243
5.02%, 07/17/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,000	2,011,374
Elmwood CLO I Ltd., 1.00%, 04/20/37, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD4,685	4,685,000
Elmwood CLO II Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD750	753,518
Elmwood CLO III Ltd., 5.05%, 07/18/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD9,500	9,536,579
Elmwood CLO IV Ltd., 5.52%, 04/18/37, (3-mo. CME Term SOFR +1.85%)(a)(b)	USD1,750	1,762,239
Elmwood CLO VII Ltd., 5.03%, 10/17/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD1,000	1,004,757
Elmwood CLO XI Ltd.
5.22%, 01/20/38, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD1,115	1,121,846
6.37%, 01/20/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD1,000	1,005,085
Empower CLO Ltd.
4.99%, 10/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD5,000	5,020,723
5.27%, 04/25/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD1,545	1,548,862

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD52	$51,618
6.40%, 03/20/30(a)	USD306	309,646
5.23%, 03/20/30(a)	USD874	880,231
5.51%, 01/22/29(a)	USD107	106,918
Equity One Mortgage Pass-Through Trust, 5.46%, 12/25/33(b)	USD517	470,210
FACT SA, 3.04%, 09/22/31, (1-mo. EURIBOR + 1.05%)(b)(d)	EUR300	357,135
Fair Oaks Loan Funding III DAC, 5.02%, 10/15/34, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR1,160	1,386,371
FCT Noria
3.04%, 07/25/43, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR100	118,354
3.29%, 07/25/43, (1-mo. EURIBOR + 1.40%)(b)(d)	EUR100	118,164
4.64%, 07/25/43, (1-mo. EURIBOR + 2.75%)(b)(d)	EUR100	118,968
2.79%, 07/25/43, (1-mo. EURIBOR + 0.90%)(b)(d)	EUR300	354,942
Fidelity Grand Harbour CLO DAC
5.62%, 10/15/34, (3-mo. EURIBOR + 3.60%)(b)(d)	EUR1,000	1,201,866
4.76%, 02/15/38, (3-mo. EURIBOR + 2.70%)(b)(d)	EUR2,040	2,422,744
FIGRE Trust
5.06%, 09/25/54(a)(b)	USD5,718	5,757,303
5.83%, 01/25/55(a)(b)	USD4,715	4,794,993
5.15%, 11/25/55(a)(b)	USD9,561	9,629,700
4.98%, 01/25/56(a)(b)	USD4,958	4,958,196
5.18%, 01/25/56(a)(b)	USD1,283	1,282,581
Finance Ireland Auto Receivables No. 2 DAC, 2.89%, 11/14/34, (1-mo. EURIBOR + 0.90%)(b)(d)	EUR207	245,069
First Mobility Sarl - Compartment Swiss Lease, 2.89%, 10/14/32(b)(d)	EUR300	356,459
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD500	494,261
Flatiron CLO 20 Ltd., 5.13%, 11/20/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD4,000	4,016,244
Flatiron CLO 21 Ltd., 5.03%, 10/19/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD250	251,189
Flatiron CLO 23 LLC, 4.91%, 04/17/36, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD2,420	2,428,131
Flatiron CLO 25 Ltd., 8.92%, 10/17/37, (3-mo. CME Term SOFR +5.25%)(a)(b)	USD780	787,917
Flatiron CLO 28 Ltd., 4.75%, 07/15/36, (3-mo. CME Term SOFR +1.08%)(a)(b)	USD1,000	1,001,556
Flatiron CLO Ltd., 1.00%, 01/15/39(a)	USD1,000	1,000,000
Fondo de Titulizacion Santander Consumo 9
3.03%, 10/25/40, (3-mo. EURIBOR + 1.00%)(b)(d)	EUR400	474,547
3.43%, 10/25/40, (3-mo. EURIBOR + 1.40%)(b)(d)	EUR200	237,326
6.90%, 10/25/40, (3-mo. EURIBOR + 4.87%)(b)(d)	EUR1,080	1,293,234
Ford Credit Auto Owner Trust, 5.27%, 05/17/27	USD20	19,892
Security	Par (000)	Value
Fort Greene Park CLO LLC, 8.07%, 04/22/34, (3-mo. CME Term SOFR +4.40%)(a)(b)	USD1,000	$992,691
Fortuna Consumer Loan Abs DAC
3.12%, 10/18/35, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR100	118,516
4.72%, 10/18/35, (1-mo. EURIBOR + 2.75%)(b)(d)	EUR100	118,274
3.37%, 10/18/35, (1-mo. EURIBOR + 1.40%)(b)(d)	EUR100	117,997
Fortuna Consumer Loan ABS DAC
2.69%, 10/18/34, (1-mo. EURIBOR + 0.72%)(b)	EUR1,913	2,272,168
3.27%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR249	297,382
3.62%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR83	99,013
6.07%, 10/18/34, (1-mo. EURIBOR + 4.10%)(b)	EUR249	300,697
2.97%, 04/18/35, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR600	711,164
3.32%, 04/18/35, (1-mo. EURIBOR + 1.35%)(b)(d)	EUR200	237,678
2.67%, 04/18/35, (1-mo. EURIBOR + 0.70%)(b)(d)	EUR3,300	3,920,650
Foundation Finance Trust
2.19%, 01/15/42(a)	USD266	253,347
6.53%, 06/15/49(a)	USD1,609	1,678,078
4.60%, 03/15/50(a)	USD2,798	2,809,065
4.93%, 03/15/50(a)	USD3,890	3,902,523
4.95%, 04/15/50(a)	USD2,910	2,943,106
5.67%, 12/15/43(a)	USD2,572	2,635,814
5.68%, 04/15/52(a)	USD522	524,607
4.56%, 08/15/52(a)	USD6,696	6,715,948
4.87%, 08/15/52(a)	USD2,443	2,446,643
5.07%, 08/15/52(a)	USD4,703	4,678,906
FS Rialto Issuer LLC
5.31%, 10/19/39, (1-mo. CME Term SOFR +1.63%)(a)(b)	USD4,000	4,015,921
5.06%, 08/19/42, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD7,370	7,383,298
1.00%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD7,038	7,040,912
FT Santander Consumer Spain Auto, 3.28%, 09/17/43, (3-mo. EURIBOR + 1.20%)(b)(d)	EUR100	118,818
FTA Consumo Santander
3.68%, 07/20/38, (3-mo. EURIBOR + 1.65%)(b)(d)	EUR128	151,921
3.33%, 07/20/38, (3-mo. EURIBOR + 1.30%)(b)(d)	EUR128	152,042
Fulvia Spv Srl
3.15%, 12/23/41, (3-mo. EURIBOR + 1.15%)(b)(d)	EUR100	118,608
2.70%, 12/23/41, (3-mo. EURIBOR + 0.70%)(b)(d)	EUR717	850,916
2.90%, 12/23/41, (3-mo. EURIBOR + 0.90%)(b)(d)	EUR404	479,308
Galaxy 32 CLO Ltd., 7.97%, 10/20/36, (3-mo. CME Term SOFR + 4.30%)(a)(b)	USD1,500	1,500,858
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Galaxy 34 CLO Ltd., 5.57%, 10/20/37, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD2,000	$2,009,031
Galaxy XXII CLO Ltd.
4.91%, 04/16/34, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD3,738	3,737,716
1.00%, 04/16/34, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD4,000	4,000,000
GAMMA Sociedade de Titularizacao de Creditos
2.95%, 02/25/34, (3-mo. EURIBOR + 0.90%)(b)(d)	EUR656	780,795
3.53%, 10/25/35, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR183	217,282
4.68%, 10/25/35, (3-mo. EURIBOR + 2.65%)(b)(d)	EUR183	217,282
3.23%, 10/25/35, (3-mo. EURIBOR + 1.20%)(b)(d)	EUR275	326,523
Generate CLO 12 Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD5,000	5,021,250
Generate CLO 13 Ltd., 5.47%, 01/20/37, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD8,200	8,207,459
Generate CLO 17 Ltd., 5.07%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD1,000	1,003,750
Generate CLO 4 Ltd., 5.10%, 07/20/37, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD8,125	8,152,416
Generate CLO 9 Ltd., 5.02%, 01/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD4,000	4,017,676
Golden Bar Securitisation Srl
3.04%, 12/20/44, (3-mo. EURIBOR + 1.00%)(b)(d)	EUR478	567,781
3.29%, 12/20/44, (3-mo. EURIBOR + 1.25%)(b)(d)	EUR165	195,992
3.94%, 12/20/44, (3-mo. EURIBOR + 1.90%)(b)(d)	EUR100	119,680
Golden Bar Securitisation SRL
3.54%, 09/22/43, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR149	177,922
3.64%, 12/22/44, (3-mo. EURIBOR + 1.60%)(b)(d)	EUR210	250,182
3.24%, 12/22/44, (3-mo. EURIBOR + 1.20%)(b)(d)	EUR243	288,612
2.94%, 12/22/44, (3-mo. EURIBOR + 0.90%)(b)(d)	EUR293	347,652
Golden Ray SA - Compartment 1
2.76%, 12/27/57, (1-mo. EURIBOR + 0.80%)(b)(d)	EUR590	699,422
3.46%, 12/27/57, (1-mo. EURIBOR + 1.50%)(b)(d)	EUR100	118,046
Golden Ray SA Compartment 2
3.46%, 12/27/58, (1-mo. EURIBOR + 1.50%)(b)(d)	EUR200	238,066
2.90%, 12/27/58, (1-mo. EURIBOR + 0.94%)(b)(d)	EUR3,847	4,576,574
3.06%, 12/27/58, (1-mo. EURIBOR + 1.10%)(b)(d)	EUR500	592,845
Security	Par (000)	Value
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.77%, 10/20/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	USD750	$756,597
GoldenTree Loan Management U.S. CLO 11 Ltd., 8.57%, 10/20/34, (3-mo. CME Term SOFR +4.90%)(a)(b)	USD950	946,593
GoldenTree Loan Management U.S. CLO 19 Ltd., 7.07%, 04/20/37, (3-mo. CME Term SOFR + 3.400%)(a)(b)	USD3,000	3,019,396
GoldenTree Loan Management U.S. CLO 20 Ltd., 5.12%, 07/20/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD722	724,692
GoldenTree Loan Management U.S. CLO 22 Ltd., 5.57%, 10/20/37, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD2,000	2,008,963
GoldenTree Loan Management U.S. CLO 23 Ltd., 4.94%, 01/20/39, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD4,000	4,013,973
GoldenTree Loan Management U.S. CLO 24 Ltd., 4.82%, 10/20/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD2,000	2,003,775
Goldentree Loan Management U.S. Clo 26 Ltd.
6.42%, 07/20/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD2,500	2,516,730
7.57%, 07/20/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	USD1,000	1,000,092
GoldenTree Loan Management US CLO 25 Ltd., 4.99%, 04/20/37(a)(b)	USD3,000	3,015,369
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.07%, 04/20/37, (3-mo. CME Term SOFR +2.40%)(a)(b)	USD250	251,346
Goldman Home Improvement Trust Issuer Trust
6.80%, 10/25/52(a)	USD5,405	5,543,121
4.50%, 06/25/52(a)	USD2,030	2,029,083
Golub Capital CLO 87B Ltd., 1.00%, 04/20/39, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD1,500	1,500,000
Golub Capital Partners 48 LP, 4.98%, 04/17/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,500	2,511,760
Golub Capital Partners CLO 19B-R3 Ltd., 5.04%, 10/20/36, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD6,000	6,011,916
Golub Capital Partners CLO 37B Ltd, 5.69%, 10/20/36(a)(b)	USD3,000	3,016,594
Golub Capital Partners CLO 41B-R Ltd., 6.62%, 07/20/38, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD3,000	3,029,018
Golub Capital Partners CLO 43B Ltd., 5.01%, 10/20/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD3,000	3,012,888
Golub Capital Partners CLO 50B-R Ltd., 6.42%, 04/20/35, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD2,000	2,004,944
Golub Capital Partners CLO 53B Ltd., 4.65%, 07/20/34, (3-mo. CME Term SOFR + 0.980%)(a)(b)	USD1,053	1,053,488
Golub Capital Partners CLO 60B Ltd., 4.98%, 10/25/34, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD600	600,639

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Golub Capital Partners CLO 64B Ltd., 6.72%, 10/25/37, (3-mo. CME Term SOFR +3.05%)(a)(b)	USD1,000	$1,008,319
Golub Capital Partners CLO 66B Ltd., 5.12%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD2,000	2,007,930
Golub Capital Partners CLO 69M, 5.42%, 10/25/37(a)	USD2,200	2,210,287
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37, (3-mo. CME Term SOFR +3.20%)(a)(b)	USD320	322,445
Golub Capital Partners CLO 76 B Ltd., 5.04%, 10/25/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD3,030	3,041,318
Golub Capital Partners CLO 77 B Ltd.
6.37%, 01/25/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,000	3,017,256
4.92%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD1,000	1,003,178
5.47%, 01/25/38, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD2,800	2,822,610
Golub Capital Partners CLO 81 B Ltd., 4.98%, 07/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,000	2,010,024
Golub Capital Private Credit Fund CLO 2, 5.14%, 10/18/39, (3-mo. CME Term SOFR +1.47%)(a)(b)	USD1,250	1,249,979
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD3,927	3,976,274
5.38%, 02/20/49(a)	USD6,744	6,837,081
5.32%, 06/20/49(a)	USD4,352	4,397,450
5.00%, 10/20/49(a)	USD10,294	10,309,336
Gracie Point International Funding LLC
6.45%, 03/01/27, (90-day Avg SOFR + 2.25%)(a)(b)	USD126	126,540
5.89%, 03/01/28, (90-day Avg SOFR + 1.70%)(a)(b)	USD4,510	4,511,635
Green Lakes Park CLO LLC, 4.85%, 01/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD5,000	5,012,496
GreenSky Home Improvement Issuer Trust
5.15%, 10/27/59(a)	USD616	625,536
6.43%, 10/27/59(a)	USD3,913	3,993,020
5.26%, 10/27/59(a)	USD5,403	5,473,049
5.22%, 03/25/60(a)	USD617	626,773
5.25%, 10/27/59(a)	USD1,335	1,337,701
5.26%, 06/25/60(a)	USD690	696,209
5.56%, 06/25/60(a)	USD547	551,977
7.79%, 06/25/60(a)	USD540	555,945
4.52%, 12/27/60(a)	USD3,860	3,874,851
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD655	671,096
5.87%, 06/25/59(a)	USD1,709	1,746,755
Greystone CRE Notes LLC
5.16%, 01/15/43, (1-mo. CME Term SOFR +1.48%)(a)(b)	USD4,069	4,076,611
5.46%, 10/15/42, (1-mo. CME Term SOFR +1.78%)(a)(b)	USD8,000	7,992,429
Greywolf CLO II Ltd., 5.53%, 04/15/34, (3-mo. CME Term SOFR + 1.860%)(a)(b)	USD7,450	7,462,582
Security	Par (000)	Value
GS Mortgage-Backed Securities Trust
4.90%, 05/25/56(a)	USD6,624	$6,623,908
5.27%, 05/25/56(a)	USD1,411	1,410,751
GSAMP Trust, 4.24%, 06/25/36, (1-mo. CME Term SOFR +0.56%)(b)	USD1,350	1,184,580
GT Loan Financing I Ltd., 5.08%, 04/28/39, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD9,000	9,000,000
HalseyPoint CLO 3 Ltd., 7.97%, 07/30/37, (3-mo. CME Term SOFR +4.30%)(a)(b)	USD1,340	1,339,233
HalseyPoint CLO 4 Ltd., 5.15%, 04/20/34, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD900	901,550
Halseypoint Clo 5 Ltd., 5.14%, 01/30/35, (3-mo. CME Term SOFR +1.47%)(a)(b)	USD700	701,215
Halseypoint CLO 6 Ltd., 5.02%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,100	1,104,973
Halseypoint CLO 7 Ltd., 5.12%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD2,000	2,007,973
Halseypoint CLO II Ltd., 5.62%, 07/20/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	USD4,000	4,016,262
Hambridge Euro Clo 1 DAC, 5.34%, 10/20/38, (3-mo. EURIBOR + 3.30%)(b)(d)	EUR1,440	1,731,607
Harriman Park CLO Ltd., 4.97%, 07/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD1,150	1,155,743
Henley CLO IV DAC, 5.03%, 04/25/34, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR1,000	1,192,352
Henley CLO XI DAC, 4.63%, 04/25/39, (3-mo. EURIBOR + 2.60%)(b)(d)	EUR2,280	2,716,604
Henley CLO XII DAC, 5.12%, 01/15/38, (3-mo. EURIBOR + 3.10%)(b)(d)	EUR850	1,016,529
Hermitage PLC
4.98%, 04/21/33, (1-day SONIA + 1.25%)(b)(d)	GBP139	190,198
4.63%, 04/21/33, (1-day SONIA + 0.90%)(b)(d)	GBP417	571,339
7.63%, 04/21/33, (1-day SONIA + 3.90%)(b)(d)	GBP46	63,900
6.08%, 04/21/33, (1-day SONIA + 2.35%)(b)(d)	GBP46	63,750
5.33%, 04/21/33, (1-day SONIA + 1.60%)(b)(d)	GBP46	63,515
5.13%, 04/21/33, (1-day SONIA + 1.40%)(b)(d)	GBP106	144,911
6.93%, 04/21/33, (1-day SONIA + 3.20%)(b)(d)	GBP100	137,259
5.43%, 04/21/33, (1-day SONIA + 1.70%)(b)(d)	GBP100	136,803
4.83%, 04/21/33, (1-day SONIA + 1.10%)(b)(d)	GBP300	409,900
Hill FL BV
2.69%, 10/18/32, (1-mo. EURIBOR + 0.72%)(d)	EUR1,083	1,285,480
3.92%, 10/18/32, (1-mo. EURIBOR + 1.95%)(b)(d)	EUR87	101,761
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.22%, 10/18/32, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR1,106	$1,313,915
2.92%, 10/18/32, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR842	1,000,344
4.61%, 10/18/32, (1-mo. EURIBOR + 2.64%)(b)(d)	EUR1,877	2,230,857
HIVE 2025-1 BV
3.31%, 11/21/45, (1-mo. EURIBOR + 1.35%)(b)(d)	EUR657	779,864
2.76%, 11/21/45, (1-mo. EURIBOR + 0.80%)(b)(d)	EUR8,371	9,941,775
Household Capital 2025-1 RMBS, 5.63%, 07/21/87, (3-month BB Swap + 1.90%)(b)(d)	AUD524	364,474
Huntington Bank Auto Credit-Linked Notes
5.10%, 05/20/32, (30-day Avg SOFR + 1.40%)(a)(b)	USD512	513,423
5.05%, 10/20/32, (30-day Avg SOFR + 1.35%)(a)(b)	USD1,688	1,693,626
4.90%, 09/20/33, (30-day Avg SOFR + 1.20%)(a)(b)	USD1,809	1,814,140
ICG U.S. CLO Ltd.
6.82%, 07/25/38, (3-mo. CME Term SOFR +3.15%)(a)(b)	USD2,000	2,024,294
4.96%, 10/20/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD5,000	5,025,059
Incref LLC, 5.40%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(a)(b)	USD8,695	8,717,386
Invesco U.S. CLO Ltd.
5.47%, 04/20/35, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD819	821,533
0.00%, 10/15/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,000	3,020,614
6.52%, 01/18/39, (3-mo. CME Term SOFR + 2.850%)(a)(b)(f)	USD2,500	2,500,000
Italian Stella Loans SRL, 3.36%, 05/27/39, (1-mo. EURIBOR + 1.40%)(b)(d)	EUR85	101,321
Jersey Mike's Funding LLC, 5.48%, 02/15/56(a)	USD14,674	14,674,000
Jubilee CLO DAC, 5.22%, 01/15/39, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR1,420	1,702,246
Kennedy Lewis CLO 15 Ltd., 5.24%, 07/20/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	USD17,950	17,999,431
Kennedy Lewis CLO 2 Ltd., 4.77%, 10/22/37, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD1,400	1,400,023
Kennedy Lewis CLO 20 Ltd., 4.97%, 01/25/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD1,615	1,621,632
Kennedy Lewis CLO 7 Ltd., 5.29%, 04/22/37, (3-mo. CME Term SOFR +1.62%)(a)(b)	USD500	501,312
KKR CLO 23 Ltd., 4.76%, 10/20/31, (3-mo. CME Term SOFR +1.09%)(a)(b)	USD2,380	2,381,526
KKR Clo 25 Ltd., 5.25%, 07/15/34, (3-mo. CME Term SOFR +1.58%)(a)(b)	USD1,300	1,302,858
KKR CLO 27 Ltd., 4.78%, 01/15/35, (3-mo. CME Term SOFR + 1.110%)(a)(b)	USD3,000	3,003,000
KKR CLO 28 Ltd., 4.79%, 02/09/35, (3-mo. CME Term SOFR +1.12%)(a)(b)	USD5,000	5,004,290
Security	Par (000)	Value
KKR CLO 30 Ltd., 5.52%, 04/17/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD3,500	$3,512,975
KKR CLO 35 Ltd., 4.87%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD2,500	2,506,906
KKR CLO 43 Ltd., 6.17%, 01/15/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD1,775	1,778,458
KKR CLO 54 Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD2,000	2,008,073
KKR Financial CLO Ltd., 5.08%, 10/15/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,000	1,003,500
Latitude Australia Credit Card Master Trust
4.97%, 11/23/37, (1-month BB Swap + 1.40%)(b)(d)	AUD500	349,234
4.72%, 11/23/37, (1-month BB Swap + 1.15%)(d)	AUD2,663	1,860,036
LCM 29 Ltd., 5.53%, 04/15/31, (3-mo. CME Term SOFR +1.86%)(a)(b)	USD1,420	1,423,550
LCM 32 Ltd., 5.63%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD1,250	1,251,872
LendingClub Rated Notes Issuer Trust
0.00%, 03/15/45(a)	USD80	191,885
5.20%, 02/15/35(a)	USD4,924	4,953,899
5.59%, 04/15/35(a)	USD284	285,521
6.25%, 09/15/35(a)	USD572	574,877
6.47%, 12/15/35(a)	USD229	229,816
8.99%, 07/15/36(a)	USD367	368,158
13.02%, 01/15/37(a)	USD183	183,660
5.19%, 12/15/32(a)	USD6,414	6,435,106
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD1,325	1,294,007
3.41%, 11/20/31(a)	USD710	681,220
5.53%, 06/21/32(a)	USD6,407	6,485,389
6.40%, 06/21/32(a)	USD1,957	1,987,370
7.21%, 06/21/32(a)	USD5,241	5,341,921
3.09%, 04/20/32(a)	USD945	894,860
4.47%, 02/21/34(a)	USD1,850	1,854,737
5.25%, 02/21/34(a)	USD2,153	2,167,183
4.94%, 09/20/34(a)	USD3,295	3,328,527
5.33%, 09/20/34(a)	USD5,895	5,981,290
4.51%, 05/21/35(a)	USD6,352	6,343,582
4.83%, 05/21/35(a)	USD1,083	1,080,723
5.04%, 05/21/35(a)	USD305	304,853
Liberty Series, 4.82%, 05/25/32, (1-month BB Swap + 1.20%)(b)	AUD208	145,025
LoanCore, 5.06%, 08/17/42, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD9,050	9,051,394
LoanCore Issuer LLC, 5.13%, 08/18/42, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD11,143	11,156,358
London Cards No. 3 PLC
5.23%, 12/15/35, (1-day SONIA + 1.50%)(b)(d)	GBP1,077	1,475,915
5.73%, 12/15/35, (1-day SONIA + 2.00%)(b)(d)	GBP1,030	1,410,098
4.63%, 12/15/35, (1-day SONIA + 0.90%)(b)(d)	GBP1,544	2,120,719
Long Beach Mortgage Loan Trust, 4.15%, 03/25/46, (1-mo. CME Term SOFR +0.47%)(b)	USD105	92,952
LT Rahoitus DAC, 2.87%, 07/18/36, (1-mo. EURIBOR + 0.90%)(b)(d)	EUR200	236,960

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lyra Music Assets Delaware LP
5.76%, 12/22/64(a)	USD2,115	$2,138,128
5.60%, 09/20/65(a)	USD1,311	1,324,409
Madison Park Funding LI Ltd., 4.90%, 10/19/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD750	752,724
Madison Park Funding LIX Ltd., 5.17%, 04/18/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	USD6,000	6,018,606
Madison Park Funding LXV Ltd., 4.97%, 07/16/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD6,000	6,028,908
Madison Park Funding LXXI Ltd., 4.81%, 04/23/38, (3-mo. CME Term SOFR +1.14%)(a)(b)	USD9,715	9,732,973
Madison Park Funding XIV Ltd., 6.57%, 10/22/30, (3-mo. CME Term SOFR +2.90%)(a)(b)	USD3,000	3,000,194
Madison Park Funding XL-R Ltd.
5.12%, 10/16/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD3,700	3,718,160
6.78%, 10/16/38, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD3,500	3,536,335
Madison Park Funding XXIV Ltd., 6.62%, 10/20/29, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD850	850,318
Madison Park Funding XXIX Ltd., 4.85%, 03/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD3,250	3,258,509
Madison Park Funding XXX Ltd., 5.03%, 07/16/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD1,375	1,379,946
Madison Park Funding XXXI Ltd., 5.47%, 07/23/37, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD1,000	1,006,328
Madison Park Funding XXXIII Ltd.
5.47%, 10/15/32, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD475	476,245
4.96%, 10/15/32, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD4,469	4,473,257
Madison Park Funding XXXIV Ltd., 7.02%, 10/16/37, (3-mo. CME Term SOFR +3.35%)(a)(b)	USD1,500	1,497,709
Madison Park Funding XXXV Ltd.
5.83%, 04/20/32, (3-mo. CME Term SOFR + 2.162%)(a)(b)	USD3,962	3,962,000
1.00%, 02/13/39, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD7,500	7,500,000
Madison Park Funding XXXVI Ltd., 4.73%, 04/15/35, (3-mo. CME Term SOFR +1.06%)(a)(b)	USD250	250,139
Madison Park Funding XXXVII Ltd.
7.42%, 04/15/37, (3-mo. CME Term SOFR +3.75%)(a)(b)	USD500	493,947
6.27%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	USD1,500	1,503,062
Marble Point CLO XV Ltd., 5.27%, 07/23/32, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD3,000	3,006,432
Marble Point CLO XVII Ltd., 5.11%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	USD3,500	3,512,242
Security	Par (000)	Value
Mariner Finance Issuance Trust
2.33%, 03/20/36(a)	USD350	$339,273
2.10%, 11/20/36(a)	USD5,745	5,599,219
3.42%, 11/20/36(a)	USD1,177	1,123,177
1.86%, 03/20/36(a)	USD480	472,536
5.13%, 09/22/36(a)	USD1,600	1,621,266
6.77%, 09/22/36(a)	USD1,592	1,628,936
5.73%, 11/20/38(a)	USD2,340	2,390,309
6.36%, 11/20/38(a)	USD2,102	2,158,124
4.98%, 05/20/38(a)	USD5,732	5,810,566
5.33%, 05/20/38(a)	USD2,074	2,099,802
5.69%, 05/20/38(a)	USD2,834	2,876,240
4.59%, 11/22/38(a)	USD5,113	5,124,058
Metro Finance Trust
4.73%, 10/15/31, (1-month BB Swap + 1.17%)(b)	AUD4,334	3,027,962
5.11%, 10/15/31, (1-month BB Swap + 1.55%)(b)	AUD510	357,202
MF1 LLC
5.41%, 03/19/39, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD8,181	8,213,173
5.16%, 05/18/42, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD8,617	8,640,866
5.13%, 02/18/43, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD10,159	10,195,588
5.03%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD14,900	14,900,000
MFA Trust, 6.33%, 09/25/54(a)(e)	USD1,602	1,604,635
MidOcean Credit CLO XII Ltd., 5.01%, 07/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD2,500	2,511,227
MidOcean Credit CLO XIX, 5.12%, 07/20/36, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD1,000	1,003,121
Midocean Credit CLO XV Ltd.
5.97%, 07/21/37, (3-mo. CME Term SOFR +2.30%)(a)(b)	USD1,000	1,004,744
7.02%, 07/21/37, (3-mo. CME Term SOFR + 3.350%)(a)(b)	USD1,000	1,008,070
Midocean Credit Clo XXI, 5.12%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD2,700	2,709,412
Mila BV
2.67%, 09/16/41	EUR314	373,383
2.93%, 09/16/41, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR78	91,851
3.04%, 10/12/42, (1-mo. EURIBOR + 1.10%)(b)(d)	EUR100	118,626
3.29%, 10/12/42, (1-mo. EURIBOR + 1.35%)(b)(d)	EUR100	117,853
2.79%, 10/12/42, (1-mo. EURIBOR + 0.85%)(b)(d)	EUR100	118,582
4.66%, 10/12/42, (1-mo. EURIBOR + 2.72%)(b)(d)	EUR300	354,573
Milford Park CLO Ltd., 4.83%, 01/20/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	USD3,000	3,007,994
Milos CLO Ltd., 5.48%, 10/20/30, (3-mo. CME Term SOFR +1.81%)(a)(b)	USD601	601,141
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD1,677	1,728,967
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Morgan Stanley Eaton Vance CLO Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	USD2,000	$2,010,359
Morglas Abs PLC, 4.53%, 09/15/40, (1-day SONIA + 0.80%)(b)(d)	GBP1,730	2,369,639
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD268	223,328
4.01%, 06/22/43(a)	USD33	30,832
6.40%, 05/20/53(a)	USD115	115,689
4.20%, 02/22/44(a)	USD107	100,452
Navient Education Loan Trust
5.53%, 07/15/55(a)	USD3,024	3,054,341
5.32%, 07/15/55(a)	USD1,333	1,346,674
Navient Private Education Loan Trust
3.61%, 12/15/59(a)	USD69	69,171
5.24%, 07/16/40, (1-mo. CME Term SOFR +1.56%)(a)(b)	USD976	977,608
4.51%, 12/15/59, (1-mo. CME Term SOFR + 0.83%)(a)(b)	USD238	238,057
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD17	16,551
3.13%, 02/15/68(a)	USD819	810,893
5.51%, 10/15/71(a)	USD200	204,981
0.97%, 12/16/69(a)	USD6,872	6,238,471
1.06%, 10/15/69(a)	USD3,253	2,994,728
3.33%, 05/15/69(a)	USD100	88,854
5.39%, 11/15/68, (1-mo. CME Term SOFR +1.71%)(a)(b)	USD1,563	1,575,166
4.69%, 01/15/43, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD319	318,753
4.84%, 12/15/59, (1-mo. CME Term SOFR +1.16%)(a)(b)	USD1,350	1,348,080
0.84%, 05/15/69(a)	USD243	224,201
5.66%, 10/15/72(a)	USD4,293	4,400,427
1.33%, 04/15/69(a)	USD651	605,882
2.15%, 11/15/68(a)	USD3,107	3,002,432
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD2,498	2,483,604
Series 2021-DA, Class A, 4.76%, 04/15/60, (PRIME - 1.99%)(a)(b)	USD335	331,160
Navient Refinance Loan Trust
4.72%, 09/15/55(a)	USD4,350	4,352,620
4.80%, 10/15/55(a)	USD3,395	3,405,495
Navient Student Loan Trust
5.41%, 03/15/72, (30-day Avg SOFR + 1.70%)(a)(b)	USD1,303	1,314,675
3.39%, 12/15/59(a)	USD448	441,765
Nelnet Student Loan Trust
4.82%, 04/20/62, (1-mo. CME Term SOFR +1.14%)(a)(b)	USD10,883	10,888,270
2.85%, 04/20/62(a)	USD300	271,355
4.53%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(a)(b)	USD2,723	2,716,553
3.36%, 04/20/62(a)	USD664	576,964
4.48%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(a)(b)	USD201	199,699
2.90%, 04/20/62(a)	USD500	452,379
1.36%, 04/20/62(a)	USD1,411	1,346,298
5.95%, 11/25/53, (30-day Avg SOFR + 2.25%)(a)(b)	USD226	229,002
2.85%, 04/20/62(a)	USD3,869	3,499,574
Security	Par (000)	Value
1.63%, 04/20/62(a)	USD1,717	$1,639,063
1.36%, 04/20/62(a)	USD779	743,286
4.81%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD5,314	5,298,547
5.27%, 03/15/57(a)	USD4,550	4,593,393
5.06%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD8,758	8,809,851
6.04%, 05/17/55(a)	USD1,725	1,715,282
4.98%, 05/17/55(a)	USD4,285	4,287,587
5.38%, 05/17/55(a)	USD2,406	2,406,616
6.05%, 03/15/57(a)	USD5,670	5,665,981
5.05%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD4,571	4,602,609
5.82%, 06/22/65(a)	USD2,778	2,730,308
Series 2021-A, Class A1, 4.59%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD351	350,395
Series 2021-BA, Class AFL, 4.57%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(a)(b)	USD1,021	1,019,881
Neuberger Berman CLO XVII Ltd., 5.07%, 07/22/38, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD3,000	3,011,541
Neuberger Berman CLO XXI Ltd., 4.99%, 01/20/39, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD9,000	9,036,000
Neuberger Berman Loan Advisers CLO 30 Ltd., 6.47%, 01/20/39, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD1,000	1,002,476
Neuberger Berman Loan Advisers CLO 33 Ltd., 4.89%, 04/16/39, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD6,000	6,020,972
Neuberger Berman Loan Advisers CLO 34 Ltd., 6.52%, 07/20/39, (3-mo. CME Term SOFR +2.85%)(a)(b)	USD2,000	2,013,062
Neuberger Berman Loan Advisers CLO 36R Ltd.
6.42%, 07/20/39, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD3,440	3,463,679
4.94%, 07/20/39, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD5,500	5,527,296
Neuberger Berman Loan Advisers Clo 40 Ltd., 5.32%, 10/16/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD5,000	5,031,399
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.32%, 10/16/35, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD425	425,724
Neuberger Berman Loan Advisers CLO 48 Ltd., 6.37%, 04/25/36, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,500	1,500,206
Neuberger Berman Loan Advisers Clo 51 Ltd., 4.95%, 10/23/36, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD6,900	6,907,170
Neuberger Berman Loan Advisers Clo 56 Ltd., 6.77%, 07/24/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	USD1,000	1,007,881
Neuberger Berman Loan Advisers Clo 58 Ltd., 5.01%, 10/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD1,125	1,129,956
New Mountain 3 Ltd., 5.00%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD3,000	3,013,038

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mountain CLO 2 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD3,000	$3,011,935
New Residential Mortgage Loan Trust, 4.44%, 02/17/39(a)	USD258	252,901
New York City Municipal Water Finance Authority, 4.87%, 03/31/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD2,500	2,507,936
New York City Transitional Finance Authority Building Aid Revenue, 5.13%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD5,000	5,021,640
Newday Funding Master Issuer PLC
6.38%, 07/15/32, (1-day SONIA + 2.65%)(b)(d)	GBP142	196,125
5.63%, 07/15/32, (1-day SONIA + 1.90%)(b)(d)	GBP100	137,541
5.13%, 07/15/32, (1-day SONIA + 1.40%)(b)(d)	GBP100	137,318
5.33%, 11/15/32, (1-day SONIA + 1.60%)(d)	GBP151	206,868
5.03%, 11/15/32, (1-day SONIA + 1.30%)(d)	GBP438	600,702
4.63%, 11/15/32, (1-day SONIA + 0.90%)(d)	GBP1,047	1,436,355
0.00%, 04/15/33, (1-day SONIA + 1.45%)(b)(d)	GBP317	433,034
0.00%, 04/15/33, (1-day SONIA + 1.15%)(d)	GBP194	265,482
0.00%, 04/15/33, (1-day SONIA + 0.85%)(b)(d)	GBP1,989	2,727,917
5.23%, 07/15/33, (1-day SONIA + 1.50%)(b)(d)	GBP152	207,782
4.78%, 07/15/33, (1-day SONIA + 1.05%)(b)(d)	GBP475	649,190
4.53%, 07/15/33, (1-day SONIA + 0.80%)(b)(d)	GBP1,490	2,041,700
Newday Funding Master Issuer PLC - Series, 4.63%, 07/15/32, (1-day SONIA + 0.90%)(b)(d)	GBP710	973,747
Noria DE
2.92%, 02/25/43, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR312	370,093
3.22%, 02/25/43, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR156	184,615
3.62%, 02/25/43, (1-mo. EURIBOR + 1.65%)(b)(d)	EUR78	92,471
5.52%, 02/25/43, (1-mo. EURIBOR + 3.55%)(b)(d)	EUR78	93,369
NYMT Trust, 7.38%, 05/25/64(a)(e)	USD3,840	3,819,906
Oak Hill Credit Partners X-R Ltd.
4.80%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	USD9,500	9,508,179
6.17%, 04/20/38, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD2,950	2,920,390
7.27%, 04/20/38, (3-mo. CME Term SOFR +3.60%)(a)(b)	USD1,500	1,501,626
Oaktree CLO Ltd.
6.67%, 10/22/37, (3-mo. CME Term SOFR +3.00%)(a)(b)	USD270	272,624
4.86%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD2,000	2,005,600
Security	Par (000)	Value
4.64%, 01/15/35, (3-mo. CME Term SOFR +0.97%)(a)(b)	USD3,000	$3,003,126
5.05%, 01/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD3,000	3,013,754
OCP Aegis CLO Ltd., 4.89%, 01/16/37, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD2,000	2,002,157
OCP CLO Ltd.
5.42%, 07/20/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD500	503,657
5.07%, 07/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD3,250	3,261,955
5.37%, 07/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD680	684,828
6.77%, 07/20/37, (3-mo. CME Term SOFR +3.10%)(a)(b)	USD1,260	1,268,802
10.43%, 04/23/37, (3-mo. CME Term SOFR +6.76%)(a)(b)	USD1,200	1,212,530
5.04%, 10/18/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD2,000	2,007,531
5.35%, 10/18/37, (3-mo. CME Term SOFR +1.68%)(a)(b)	USD4,750	4,781,025
5.03%, 10/15/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD2,750	2,762,798
5.01%, 11/26/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD6,750	6,780,387
5.00%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD5,000	5,020,704
4.92%, 01/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD1,000	1,003,241
5.27%, 01/21/38, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD3,000	3,008,253
4.98%, 01/26/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,000	2,008,734
4.85%, 01/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,250	1,252,625
4.81%, 04/16/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD1,000	1,001,842
4.85%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD2,250	2,254,950
5.04%, 07/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD250	250,925
9.57%, 10/25/37, (3-mo. CME Term SOFR +5.90%)(a)(b)	USD2,500	2,526,526
6.42%, 07/15/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD3,500	3,529,745
6.37%, 04/20/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,000	1,004,226
6.17%, 01/15/37, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD250	249,873
0.00%, 01/17/39, (3-mo. CME Term SOFR + 2.350%)(a)(b)	USD4,750	4,750,000
5.10%, 10/15/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD1,025	1,028,707
Octagon 75 Ltd., 4.87%, 01/22/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD2,000	2,006,641
Octagon Investment Partners 36 Ltd., 5.32%, 04/15/31, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD250	250,133
Octagon Investment Partners 41 Ltd., 4.76%, 10/15/33, (3-mo. CME Term SOFR + 1.090%)(a)(b)	USD4,250	4,254,677
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Octagon Investment Partners XXI Ltd., 5.20%, 02/14/31, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD5,000	$5,007,182
OHA Credit Funding 10-R Ltd.
4.93%, 07/18/37, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD4,000	4,009,922
6.37%, 07/18/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,000	3,016,299
OHA Credit Funding 13 Ltd.
5.02%, 07/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD751	754,349
6.47%, 07/20/37, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD1,000	1,004,944
OHA Credit Funding 14-R Ltd., 6.57%, 04/20/38, (3-mo. CME Term SOFR +2.90%)(a)(b)	USD1,000	1,011,524
OHA Credit Funding 16-R Ltd., 4.87%, 10/20/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,000	2,006,969
OHA Credit Funding 2 Ltd.
6.37%, 01/21/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD2,050	2,061,169
5.22%, 01/21/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,250	1,257,588
OHA Credit Funding 22 Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD2,050	2,055,330
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD750	753,159
OHA Credit Funding 4 Ltd., 4.96%, 01/22/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD700	703,030
OHA Credit Funding 5 Ltd., 5.37%, 10/18/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,750	1,761,622
OHA Credit Funding 6 Ltd., 5.00%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD3,250	3,264,708
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD6,250	6,281,512
OHA Credit Funding 9 Ltd.
5.02%, 10/19/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD5,000	5,022,455
5.37%, 10/19/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD2,000	2,013,563
5.62%, 10/19/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	USD1,000	1,004,753
OHA Credit Partners XVI, 5.02%, 10/18/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD625	627,807
OHA Loan Funding Ltd.
5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD250	250,980
5.35%, 10/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD1,260	1,264,251
4.92%, 10/19/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD3,715	3,732,568
5.24%, 10/19/38, (3-mo. CME Term SOFR +1.57%)(a)(b)	USD500	503,370
Security	Par (000)	Value
6.32%, 10/19/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD2,750	$2,750,000
OHS Issuer LLC, 5.98%, 02/25/61(a)	USD7,203	7,129,875
Onemain Financial Issuance Trust
5.79%, 07/14/38(a)	USD1,072	1,083,536
4.82%, 07/14/38(a)	USD12,650	12,818,507
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD350	345,299
2.47%, 06/16/36(a)	USD500	464,745
4.89%, 10/14/34(a)	USD173	172,851
5.24%, 10/14/34(a)	USD8,929	8,953,949
1.75%, 09/14/35(a)	USD354	348,543
5.50%, 06/14/38(a)	USD3,088	3,181,558
1.95%, 06/16/36(a)	USD200	190,266
2.21%, 09/14/35(a)	USD392	378,063
7.52%, 09/15/36(a)	USD595	615,786
5.21%, 09/15/36, (30-day Avg SOFR + 1.50%)(a)(b)	USD4,250	4,284,277
6.17%, 09/15/36(a)	USD5,323	5,483,901
7.49%, 06/14/38(a)	USD595	628,212
2.76%, 09/14/35(a)	USD575	554,511
5.79%, 05/14/41(a)	USD17,087	17,910,462
Orchard Park CLO Ltd.
5.03%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD1,000	1,004,771
9.27%, 10/20/37, (3-mo. CME Term SOFR +5.60%)(a)(b)	USD1,000	1,009,103
Orion CLO Ltd., 7.00%, 10/20/38, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD3,000	3,033,298
OWL Rock CLO V LLC, 5.45%, 04/20/34, (3-mo. CME Term SOFR +1.78%)(a)(b)	USD1,500	1,499,158
OZLM Funding II Ltd., 4.87%, 07/30/37, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD3,000	3,003,733
OZLM XVIII Ltd., 5.48%, 04/15/31, (3-mo. CME Term SOFR +1.81%)(a)(b)	USD454	455,406
OZLM XXIV Ltd., 5.38%, 07/20/32, (3-mo. CME Term SOFR +1.71%)(a)(b)	USD1,200	1,201,784
Palmer Square CLO 2021-3 Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD4,750	4,775,555
Palmer Square CLO Ltd.
5.02%, 07/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD250	251,124
5.27%, 07/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD6,940	6,980,947
6.32%, 01/20/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD830	834,324
8.17%, 04/20/38, (3-mo. CME Term SOFR +4.50%)(a)(b)	USD750	755,198
6.32%, 01/15/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD1,060	1,065,276
6.12%, 04/20/38, (3-mo. CME Term SOFR +2.45%)(a)(b)	USD1,000	1,004,724
4.99%, 07/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD2,000	2,010,676
4.92%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD5,750	5,776,576
6.50%, 08/14/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD5,000	5,025,628

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.43%, 10/20/38, (3-mo. CME Term SOFR +2.55%)(a)(b)	USD3,000	$3,019,550
5.23%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD3,000	3,014,970
Palmer Square European Loan Funding DAC
5.21%, 05/15/34, (3-mo. EURIBOR + 3.15%)(b)(d)	EUR730	865,335
5.11%, 05/15/34, (3-mo. EURIBOR + 3.05%)(b)(d)	EUR850	1,007,904
Palmer Square Loan Funding Ltd.
5.27%, 04/15/31, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD1,000	1,001,429
4.94%, 08/08/32, (3-mo. CME Term SOFR +1.08%)(a)(b)	USD2,987	2,991,336
5.51%, 08/08/32, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD5,000	5,009,297
5.76%, 08/08/32, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD2,200	2,204,778
6.81%, 08/08/32, (3-mo. CME Term SOFR +2.95%)(a)(b)	USD2,000	1,994,978
8.57%, 10/15/32, (3-mo. CME Term SOFR +4.90%)(a)(b)	USD945	945,055
8.37%, 01/15/33, (3-mo. CME Term SOFR +4.70%)(a)(b)	USD750	750,042
4.72%, 10/15/32, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD4,229	4,235,211
5.07%, 04/15/31, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD800	800,148
6.10%, 02/15/33, (3-mo. CME Term SOFR +2.25%)(a)(b)	USD1,000	1,000,000
6.17%, 01/15/33, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD2,698	2,699,438
6.17%, 07/15/33, (3-mo. CME Term SOFR +2.50%)(a)(b)	USD4,000	4,001,924
5.67%, 04/15/31(a)(b)	USD4,000	4,004,228
5.47%, 10/15/32, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD1,000	1,001,489
8.11%, 01/15/34, (3-mo. CME Term SOFR + 4.400%)(a)(b)	USD1,000	999,647
4.66%, 01/15/34, (3-mo. CME Term SOFR + 0.950%)(a)(b)	USD5,000	5,003,610
6.11%, 01/15/34, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD1,000	1,000,588
1.00%, 08/08/32(a)	USD5,000	5,000,000
1.00%, 08/08/32(a)	USD5,000	5,000,000
1.00%, 08/08/32(a)	USD2,200	2,200,000
1.00%, 08/08/32(a)	USD3,000	3,000,000
Panorama Auto Trust
4.53%, 03/15/33, (1-month BB Swap + 0.97%)(b)(d)	AUD2,513	1,750,885
4.91%, 03/15/33, (1-month BB Swap + 1.35%)(d)	AUD576	402,169
4.71%, 09/15/33, (1-month BB Swap + 1.15%)(b)(d)	AUD500	347,608
4.43%, 09/15/33, (1-month BB Swap + 0.87%)(b)(d)	AUD2,062	1,434,820
4.91%, 09/15/33, (1-month BB Swap + 1.35%)(b)(d)	AUD500	347,611
5.14%, 04/20/34, (1-month BB Swap + 1.50%)(b)(d)	AUD2,726	1,900,760
Security	Par (000)	Value
4.57%, 04/20/34, (1-month BB Swap + 0.93%)(b)(d)	AUD10,990	$7,646,920
4.99%, 04/20/34, (1-month BB Swap + 1.35%)(b)(d)	AUD2,531	1,767,164
Park Blue CLO Ltd.
5.15%, 07/25/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD9,240	9,275,480
5.09%, 07/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	USD4,480	4,494,911
5.01%, 01/25/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD5,200	5,223,379
4.89%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD4,000	4,013,285
5.15%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD1,615	1,621,922
10.59%, 04/20/38, (3-mo. CME Term SOFR +6.92%)(a)(b)	USD2,000	1,965,137
5.52%, 01/25/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD2,250	2,250,000
4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD6,000	6,023,091
6.57%, 01/20/39, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD2,500	2,534,270
1.00%, 01/25/39, (3-mo. CME Term SOFR + 1.250%)(a)(b)(f)	USD2,500	2,500,000
Pavillion Consumer PLC
5.33%, 01/25/36, (1-day SONIA + 1.60%)(b)(d)	GBP1,277	1,746,740
4.93%, 01/25/36, (1-day SONIA + 1.20%)(b)(d)	GBP4,106	5,610,704
PCL Funding IX PLC
4.63%, 07/16/29, (1-day SONIA + 0.90%)(d)	GBP1,142	1,566,642
5.03%, 07/16/29, (1-day SONIA + 1.30%)(d)	GBP100	137,251
Peace Park CLO Ltd.
4.92%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD2,837	2,848,342
6.37%, 10/20/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD5,750	5,761,751
Penta CLO 17 DAC, 5.31%, 08/15/38, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR685	822,290
PFP Ltd.
5.50%, 09/17/39, (1-mo. CME Term SOFR +1.83%)(a)(b)	USD939	940,295
5.25%, 08/18/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD5,000	5,006,227
PFS Financing Corp.
4.91%, 04/15/28, (30-day Avg SOFR + 1.20%)(a)(b)	USD1,750	1,751,079
5.14%, 02/15/30(a)	USD8,050	8,143,321
Pikes Peak CLO 14 Ltd., 5.05%, 07/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD1,620	1,629,508
Pikes Peak Clo 15 Ltd., 4.89%, 10/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD3,500	3,512,369
Pikes Peak CLO 18, 4.89%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD10,000	10,033,997
Pikes Peak CLO 6, 4.81%, 05/18/34, (3-mo. CME Term SOFR + 0.940%)(a)(b)	USD3,550	3,550,887
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Planet Fitness Master Issuer LLC, 5.65%, 12/06/55(a)	USD4,952	$4,944,952
Point Au Roche Park CLO Ltd.
5.01%, 07/20/34, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD700	700,000
1.00%, 01/20/39, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD1,500	1,500,000
Point Broadband Funding LLC
5.34%, 07/20/55(a)	USD4,410	4,447,974
5.73%, 07/20/55(a)	USD2,510	2,534,224
Polen Capital CLO Ltd., 5.04%, 01/20/39, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,750	1,756,698
Pony SA
2.84%, 01/14/33, (1-mo. EURIBOR + 0.85%)(b)(d)	EUR87	103,191
2.51%, 01/14/33, (1-mo. EURIBOR + 0.52%)(b)(d)	EUR868	1,030,459
3.19%, 01/14/33, (1-mo. EURIBOR + 1.20%)(b)(d)	EUR87	103,406
Post CLO Ltd., 5.57%, 04/20/35, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD1,805	1,805,000
Post CLO VI Ltd., 5.09%, 01/20/38, (3-mo. CME Term SOFR +1.42%)(a)(b)	USD1,750	1,756,987
Progress Residential Trust
4.61%, 12/17/40(a)	USD415	406,293
4.10%, 02/17/43(a)	USD1,795	1,648,314
Providus CLO II DAC, 5.22%, 10/15/38, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR910	1,084,505
Providus Clo VI DAC, 5.25%, 05/20/34, (3-mo. EURIBOR + 3.20%)(b)(d)	EUR1,000	1,195,001
Providus Clo XIV DAC, 1.00%, 04/18/40, (3-mo. EURIBOR + 2.65%)(b)(d)	EUR2,773	3,286,974
QTS Issuer ABS II LLC
5.04%, 10/05/55(a)	USD5,182	5,157,595
6.73%, 01/05/56(a)	USD1,114	1,125,568
5.85%, 01/05/56(a)	USD2,431	2,433,089
Quarzo Srl, 2.91%, 03/15/42, (3-mo. EURIBOR + 0.81%)(b)(d)	EUR988	1,175,468
Quarzo SRL
3.70%, 06/15/41, (3-mo. EURIBOR + 1.60%)(b)(d)	EUR200	238,118
2.89%, 06/15/41, (3-mo. EURIBOR + 0.79%)(b)(d)	EUR755	896,750
4.40%, 06/15/41, (3-mo. EURIBOR + 2.30%)(b)(d)	EUR66	79,507
Rad CLO 10 Ltd.
5.33%, 04/23/34, (3-mo. CME Term SOFR +1.66%)(a)(b)	USD250	250,716
5.10%, 04/23/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD3,510	3,512,714
Rad CLO 18 Ltd., 5.07%, 07/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD1,000	1,003,136
RAD CLO 21 Ltd.
5.47%, 01/25/37, (3-mo. CME Term SOFR +1.80%)(a)(b)	USD3,120	3,123,116
4.74%, 01/25/37, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD14,000	14,008,162
Rad CLO 24 Ltd., 5.67%, 07/20/37, (3-mo. CME Term SOFR +2.00%)(a)(b)	USD1,000	1,004,524
Rad CLO 25 Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD2,000	2,007,600
Security	Par (000)	Value
RAD CLO 27 Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD1,000	$1,004,035
RAD CLO 28 Ltd., 6.47%, 04/20/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD750	752,022
Rad CLO 6 Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD3,000	3,010,931
RAF ABS Trust, 4.51%, 12/09/31(d)	AUD1,880	1,309,846
RCKT Mortgage Trust, 6.77%, 02/25/44(a)(b)	USD138	139,448
Red & Black Auto Italy Srl, 2.75%, 07/28/36, (1-mo. EURIBOR + 0.81%)(b)(d)	EUR664	789,994
Red & Black Auto Italy SRL, 3.04%, 07/28/36, (1-mo. EURIBOR + 1.10%)(b)(d)	EUR89	105,804
Regatta 30 Funding Ltd., 4.99%, 01/25/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD3,000	3,012,701
Regatta 31 Funding Ltd.
4.84%, 03/25/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	USD2,590	2,597,051
5.27%, 03/25/38, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD1,075	1,081,966
6.47%, 03/25/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD2,000	2,011,942
Regatta XII Funding Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD3,540	3,556,974
Regatta XVII Funding Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD3,900	3,919,201
Regatta XVIII Funding Ltd.
5.22%, 04/15/38, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD2,855	2,873,073
4.83%, 04/15/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	USD1,473	1,476,826
Regatta XXIV Funding Ltd., 4.99%, 01/20/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD3,000	3,012,614
Regatta XXV Funding Ltd., 5.01%, 07/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD12,000	12,066,888
Regatta XXVIII Funding Ltd., 5.22%, 04/25/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD9,100	9,120,930
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD51	51,272
1.90%, 08/15/33(a)	USD4,477	4,349,343
2.35%, 08/15/33(a)	USD1,710	1,612,733
3.71%, 03/15/32(a)	USD1,080	1,076,549
5.83%, 07/15/36(a)	USD1,371	1,397,660
7.46%, 07/15/36(a)	USD3,844	3,947,186
5.49%, 12/15/33(a)	USD1,033	1,042,367
5.74%, 12/15/33(a)	USD3,736	3,771,564
6.33%, 12/15/33(a)	USD750	756,818
5.53%, 04/17/34(a)	USD5,337	5,395,970
4.59%, 11/16/37(a)	USD7,346	7,331,406
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	USD6,024	6,084,850
6.47%, 08/20/32(a)	USD1,801	1,839,209
5.42%, 11/20/37(a)	USD7,613	7,749,962
5.86%, 11/20/37(a)	USD3,630	3,713,373
7.28%, 08/20/32(a)	USD1,665	1,713,349
4.59%, 11/20/34(a)	USD6,466	6,480,493

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retained Vantage Data Centers Issuer LLC, 5.09%, 08/15/50(a)	USD4,089	$4,042,217
RevoCar SA - Compartment
2.77%, 08/25/38, (1-mo. EURIBOR + 0.80%)(b)(d)	EUR200	236,716
3.02%, 08/25/38, (1-mo. EURIBOR + 1.05%)(b)(d)	EUR100	118,363
Riserva Clo Ltd., 4.72%, 01/18/34, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD5,000	5,003,219
Riverbank Park Clo Ltd., 8.47%, 01/25/38, (3-mo. CME Term SOFR +4.80%)(a)(b)	USD1,000	1,004,625
Rockford Tower CLO Ltd.
5.12%, 10/20/30, (3-mo. CME Term SOFR +1.45%)(a)(b)(g)	USD0	231
5.09%, 10/20/31, (3-mo. CME Term SOFR +1.42%)(a)(b)	USD49	48,997
4.96%, 03/31/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD2,000	2,005,239
6.83%, 03/31/38, (3-mo. CME Term SOFR + 3.170%)(a)(b)	USD1,500	1,516,042
7.03%, 10/20/31, (3-mo. CME Term SOFR + 3.362%)(a)(b)	USD1,000	1,001,866
Rockford Tower Europe CLO DAC
5.03%, 10/25/37, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR1,980	2,355,906
5.18%, 01/15/40, (3-mo. EURIBOR + 3.10%)(b)(d)	EUR2,550	3,054,791
Romark CLO II Ltd., 6.67%, 07/25/31, (3-mo. CME Term SOFR + 3.000%)(a)(b)	USD1,000	1,009,157
RR 19 Ltd.
4.85%, 04/15/40, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,630	1,634,684
5.22%, 04/15/40, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD750	754,508
8.37%, 04/15/40, (3-mo. CME Term SOFR +4.70%)(a)(b)	USD4,000	4,035,806
RR 20 Ltd., 6.27%, 07/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD750	751,666
RR 27 Ltd., 4.90%, 10/15/40, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD6,700	6,723,481
RR 32 Ltd., 5.03%, 10/15/39, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD250	251,187
RR 38 Ltd.
4.82%, 04/15/40, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD1,125	1,127,477
5.17%, 04/15/40, (3-mo. CME Term SOFR +1.50%)(a)(b)	USD750	753,863
RR 41 Ltd., 5.21%, 10/15/40, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD4,000	4,017,828
RR 43 Ltd., 1.00%, 10/15/39, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD1,000	1,000,000
RR 5 Ltd., 7.27%, 07/15/39, (3-mo. CME Term SOFR +3.60%)(a)(b)	USD1,250	1,258,814
RR 8 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD3,000	3,010,500
Sagard-Halseypoint Clo 10 Ltd., 5.02%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD5,000	5,022,102
SAIF Securitization Trust, 5.64%, 06/25/65(a)(e)	USD2,232	2,265,738
Security	Par (000)	Value
Sandstone Peak II Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD1,000	$1,005,957
Sandstone Peak IV Ltd., 4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD3,000	3,012,000
Sandstone Peak Ltd.
5.50%, 10/15/34, (3-mo. CME Term SOFR +1.83%)(a)(b)	USD3,000	3,008,768
7.02%, 10/15/34, (3-mo. CME Term SOFR +3.35%)(a)(b)	USD2,000	2,009,975
Santander Consumo 8 Fondo de Titulizacion
3.21%, 01/21/40, (3-mo. EURIBOR + 1.20%)(b)(d)	EUR400	477,109
2.78%, 01/21/40, (3-mo. EURIBOR + 0.77%)(b)(d)	EUR600	712,510
3.51%, 01/21/40, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR200	237,882
4.76%, 01/21/40, (3-mo. EURIBOR + 2.75%)(b)(d)	EUR100	118,635
SC Austria Sarl
3.13%, 07/25/41, (3-mo. EURIBOR + 1.10%)(b)(d)	EUR3,805	4,537,308
3.48%, 07/25/41, (3-mo. EURIBOR + 1.45%)(b)(d)	EUR1,321	1,575,710
3.83%, 07/25/41, (3-mo. EURIBOR + 1.80%)(b)(d)	EUR1,128	1,345,372
SC Germany SA Compartment Consumer
3.69%, 05/14/38, (1-mo. EURIBOR + 1.70%)(b)(d)	EUR100	119,018
3.39%, 05/14/38, (1-mo. EURIBOR + 1.40%)(b)(d)	EUR100	118,806
2.69%, 05/14/38(d)	EUR749	889,898
3.09%, 05/14/38, (1-mo. EURIBOR + 1.10%)(b)(d)	EUR600	712,110
3.19%, 12/14/38, (1-mo. EURIBOR + 1.20%)(b)(d)	EUR100	118,054
3.74%, 12/14/38, (1-mo. EURIBOR + 1.75%)(b)(d)	EUR100	119,369
2.94%, 12/14/38, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR400	472,220
2.94%, 12/15/38, (1-mo. EURIBOR + 0.95%)(b)(d)	EUR3,800	4,523,165
3.49%, 12/15/38, (1-mo. EURIBOR + 1.50%)(b)(d)	EUR1,200	1,428,396
3.14%, 12/15/38, (1-mo. EURIBOR + 1.15%)(b)(d)	EUR800	951,300
SC Germany SA Compartment Leasing
2.84%, 09/14/36, (1-mo. EURIBOR + 0.85%)(b)(d)	EUR200	237,165
2.99%, 09/14/36, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR100	118,352
Sculptor CLO Ltd., 4.92%, 01/30/39(a)	USD6,400	6,429,773
Secucor Finance 2013-1 DAC
5.39%, 09/20/36, (1-mo. EURIBOR + 3.40%)(b)(d)	EUR400	472,207
3.69%, 09/20/36, (1-mo. EURIBOR + 1.70%)(b)(d)	EUR100	118,617
6.49%, 09/20/36, (1-mo. EURIBOR + 4.50%)(b)(d)	EUR100	118,033
3.44%, 09/20/36, (1-mo. EURIBOR + 1.45%)(b)(d)	EUR500	596,093
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
8.19%, 09/20/36, (1-mo. EURIBOR + 6.20%)(b)(d)	EUR700	$847,181
Serenity-Peace Park Clo Ltd., 5.25%, 10/24/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD3,000	3,012,909
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD19	19,103
6.39%, 11/20/35(a)	USD802	822,627
Sesac Finance LLC, 5.50%, 07/25/55(a)	USD3,866	3,833,506
Shackleton CLO Ltd.
4.91%, 04/13/31, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD5	5,484
5.76%, 08/15/30, (3-mo. CME Term SOFR +1.91%)(a)(b)	USD67	66,817
5.48%, 07/15/30, (3-mo. CME Term SOFR +1.81%)(a)(b)	USD88	88,463
Signal Harmonic CLO I DAC, 5.52%, 07/15/38, (3-mo. EURIBOR + 3.50%)(b)(d)	EUR1,320	1,584,489
Signal Peak CLO 11 Ltd., 5.12%, 07/18/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD2,500	2,508,878
Signal Peak CLO 14 Ltd., 4.97%, 01/22/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD6,920	6,947,680
Signal Peak CLO 7 Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	USD1,000	1,004,022
Signal Peak CLO 8 Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD8,700	8,730,989
Silver Point CLO 12 Ltd., 5.29%, 10/15/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,500	2,510,000
Silver Point CLO 13 Ltd.
5.18%, 10/15/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD5,000	5,019,290
6.58%, 10/15/38, (3-mo. CME Term SOFR +2.65%)(a)(b)	USD2,000	2,011,532
Silver Point Clo 3 Ltd., 5.01%, 01/18/39, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD2,000	2,008,226
Silver Point CLO 4 Ltd., 5.30%, 04/15/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	USD1,170	1,171,989
Silver Point Clo 5 Ltd., 6.92%, 10/20/37, (3-mo. CME Term SOFR +3.25%)(a)(b)	USD2,500	2,522,401
Silver Point CLO 6 Ltd., 5.07%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD5,000	5,018,589
Silver Point CLO 7 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD8,170	8,202,101
Silver Point CLO 8 Ltd.
4.88%, 04/15/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	USD3,000	3,009,730
8.82%, 04/15/38, (3-mo. CME Term SOFR +5.15%)(a)(b)	USD1,000	993,733
Silver Point Euro Clo 1 DAC, 5.10%, 01/15/39, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR1,257	1,504,055
Security	Par (000)	Value
Sixth Street CLO XII Ltd., 5.27%, 01/17/39, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,025	$1,032,083
Sixth Street CLO XIII Ltd., 4.89%, 01/21/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD1,000	1,001,000
Sixth Street CLO XIV Ltd.
5.17%, 01/20/38, (3-mo. CME Term SOFR +1.50%)(a)(b)	USD3,735	3,755,842
4.82%, 01/20/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD5,200	5,211,289
Sixth Street CLO XIX Ltd, 5.27%, 07/17/38, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD500	503,260
Sixth Street CLO XVI Ltd., 1.00%, 01/21/39, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD11,000	11,000,000
Sixth Street CLO XVII Ltd., 4.82%, 04/17/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD1,750	1,753,346
Sixth Street CLO XVIII Ltd., 6.37%, 10/17/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD1,600	1,606,076
SLM Private Credit Student Loan Trust
4.22%, 12/16/41, (3-mo. CME Term SOFR +0.50%)(b)	USD293	290,724
4.41%, 09/15/33, (3-mo. CME Term SOFR +0.69%)(b)	USD178	175,590
Series 2004-A, Class A3, 4.38%, 06/15/33, (3-mo. CME Term SOFR +0.66%)(b)	USD159	159,028
Series 2005-A, Class A4, 4.29%, 12/15/38, (3-mo. CME Term SOFR +0.57%)(b)	USD1,084	1,071,311
Series 2006-A, Class A5, 4.27%, 06/15/39, (3-mo. CME Term SOFR +0.55%)(b)	USD69	66,865
SLM Private Education Loan Trust, 8.54%, 10/15/41, (1-mo. CME Term SOFR +4.86%)(a)(b)	USD2,279	2,394,108
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD66	65,235
2.76%, 07/15/53(a)	USD1,016	930,765
2.31%, 01/15/53(a)	USD2,129	2,085,243
4.59%, 01/15/53, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD1,438	1,427,176
2.30%, 01/15/53(a)	USD848	828,130
5.16%, 02/16/55, (30-day Avg SOFR + 1.45%)(a)(b)	USD1,146	1,155,771
4.79%, 06/15/37, (1-mo. CME Term SOFR +1.11%)(a)(b)	USD377	377,679
4.48%, 05/16/50(a)	USD742	739,056
1.59%, 01/15/53(a)	USD4,881	4,525,358
5.51%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD2,320	2,366,224
2.84%, 06/15/37(a)	USD133	130,311
1.34%, 03/17/53(a)	USD102	96,437
2.23%, 09/15/37(a)	USD83	81,087
4.54%, 10/15/35, (1-mo. CME Term SOFR +0.86%)(a)(b)	USD19	18,884
5.67%, 11/15/52(a)	USD1,657	1,699,479

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.26%, 11/15/52, (30-day Avg SOFR + 1.55%)(a)(b)	USD3,787	$3,824,979
4.62%, 09/15/37, (1-mo. CME Term SOFR +0.94%)(a)(b)	USD839	838,011
4.51%, 01/15/37, (1-mo. CME Term SOFR +0.83%)(a)(b)	USD89	88,716
3.50%, 09/15/43(a)	USD4	3,825
3.50%, 06/17/41(a)	USD75	74,171
0.00%, 01/15/53(a)(b)	USD1,807	1,789,824
3.50%, 02/15/36(a)	USD15	15,171
4.66%, 07/15/36, (1-mo. CME Term SOFR +0.98%)(a)(b)	USD506	505,766
4.64%, 09/15/54, (1-mo. CME Term SOFR +0.96%)(a)(b)	USD458	456,840
2.50%, 09/15/54(a)	USD380	340,991
5.21%, 01/15/53, (30-day Avg SOFR + 1.50%)(a)(b)	USD1,418	1,428,249
1.07%, 01/15/53(a)	USD1,015	932,064
4.89%, 07/15/53, (1-mo. CME Term SOFR +1.21%)(a)(b)	USD143	143,015
5.16%, 03/15/56, (30-day Avg SOFR + 1.45%)(a)(b)	USD3,223	3,258,835
5.88%, 03/15/56(a)	USD669	688,090
4.64%, 09/15/54, (1-mo. CME Term SOFR +0.96%)(a)(b)	USD2,777	2,764,802
4.59%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD84	83,765
6.15%, 10/15/58(a)	USD1,365	1,409,247
1.39%, 01/15/53(a)	USD210	193,159
4.81%, 06/17/52, (30-day Avg SOFR + 1.10%)(a)(b)	USD1,556	1,553,497
3.25%, 11/16/54(a)	USD415	387,418
5.09%, 05/16/50(a)	USD5,072	5,005,846
3.00%, 08/15/45(a)	USD3,600	3,386,640
4.81%, 07/15/53, (30-day Avg SOFR + 1.10%)(a)(b)	USD405	401,978
3.56%, 06/15/43(a)	USD9,155	8,808,235
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD6,830	6,865,779
5.12%, 02/27/34(a)	USD4,393	4,463,071
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD49	49,524
6.06%, 02/12/31(a)	USD299	296,999
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	USD661	651,262
SoFi Professional Loan Program LLC, 3.59%, 01/25/48(a)	USD13	13,288
SoFi Professional Loan Program Trust
3.12%, 05/15/46(a)	USD365	327,460
3.36%, 02/15/46(a)	USD537	464,456
1.95%, 02/15/46(a)	USD1,633	1,539,501
2.17%, 05/15/46(a)	USD1,288	1,221,152
2.73%, 05/15/46(a)	USD1,350	1,126,929
1.14%, 02/15/47(a)	USD1,499	1,314,711
Sona Fios CLO III DAC, 5.28%, 04/20/37, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR1,800	2,163,156
Sona Fios CLO V DAC, 5.33%, 08/25/38, (3-mo. EURIBOR + 3.30%)(b)(d)	EUR1,200	1,439,812
Sound Point CLO Ltd., 5.57%, 04/15/38, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,050	1,055,016
Security	Par (000)	Value
Sound Point CLO V-R Ltd.
5.08%, 07/18/31, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD268	$267,605
5.68%, 07/18/31, (3-mo. CME Term SOFR +2.01%)(a)(b)	USD1,000	1,003,500
Sound Point CLO XXV Ltd., 4.95%, 04/25/33, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD758	758,268
Sound Point CLO XXVIII Ltd., 4.95%, 01/25/32, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD7,825	7,828,747
Sound Point CLO XXXII Ltd., 5.08%, 10/25/34, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD3,000	3,004,096
Sounds Point CLO IV-R Ltd., 5.08%, 04/18/31, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD2,606	2,606,128
Soundview Home Loan Trust, 4.31%, 01/25/37, (1-mo. CME Term SOFR +0.64%)(b)	USD269	278,766
STAR Trust, 6.13%, 02/17/42, (1-mo. CME Term SOFR +2.45%)(a)(b)	USD1,667	1,667,858
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	USD1,670	1,685,906
Subway Funding LLC, 6.03%, 07/30/54(a)	USD1,098	1,112,569
Summit Issuer LLC, 5.21%, 11/20/55(a)	USD4,456	4,490,849
Sunrise Spv 97 Srl
3.14%, 10/27/50, (1-mo. EURIBOR + 1.25%)(b)(d)	EUR215	253,554
3.44%, 10/27/50, (1-mo. EURIBOR + 1.55%)(b)(d)	EUR100	118,276
2.89%, 10/27/50, (1-mo. EURIBOR + 1.00%)(b)(d)	EUR669	793,603
Sycamore Tree CLO Ltd.
5.32%, 04/20/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD1,000	1,001,959
5.82%, 04/20/37, (3-mo. CME Term SOFR +2.15%)(a)(b)	USD1,000	1,003,346
4.87%, 04/20/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD3,000	3,009,954
6.57%, 10/20/38, (3-mo. CME Term SOFR +2.90%)(a)(b)	USD3,000	3,041,906
Symphony CLO 30 Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	USD1,000	1,007,387
Symphony CLO 37 Ltd., 8.57%, 01/20/37, (3-mo. CME Term SOFR +4.90%)(a)(b)	USD1,000	1,000,000
Symphony CLO 40 Ltd., 4.98%, 01/05/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD2,000	2,008,980
Symphony CLO 43 Ltd., 5.19%, 04/15/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	USD2,000	2,004,501
Symphony CLO 44 Ltd., 9.82%, 07/14/37, (3-mo. CME Term SOFR +6.15%)(a)(b)	USD1,000	1,007,918
Symphony CLO XIX Ltd., 4.89%, 04/16/31, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD230	229,844
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Symphony CLO XVI Ltd., 4.87%, 10/15/31, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD829	$829,673
Symphony CLO XX Ltd.
5.22%, 01/16/32, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD1,000	1,001,644
4.77%, 01/16/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD7,777	7,780,536
Symphony CLO XXXIII Ltd., 4.93%, 01/24/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD1,000	1,003,560
Taco Bell Funding LLC, 4.82%, 08/25/55(a)	USD5,528	5,500,058
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6
3.72%, 12/25/39, (3-mo. EURIBOR + 1.70%)(b)(d)	EUR100	118,996
3.22%, 12/25/39, (3-mo. EURIBOR + 1.20%)(b)(d)	EUR300	356,432
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.56%, 10/27/42, (1-mo. EURIBOR + 2.60%)(b)(d)	EUR73	87,879
3.76%, 10/27/42, (1-mo. EURIBOR + 1.80%)(b)(d)	EUR73	87,562
5.96%, 10/27/42, (1-mo. EURIBOR + 4.00%)(b)(d)	EUR73	88,022
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3
2.89%, 10/27/43, (1-mo. EURIBOR + 0.93%)(b)(d)	EUR2,200	2,615,545
4.96%, 10/27/43, (1-mo. EURIBOR + 3.00%)(b)(d)	EUR300	355,721
3.36%, 10/27/43, (1-mo. EURIBOR + 1.40%)(b)(d)	EUR100	118,575
3.61%, 10/27/43, (1-mo. EURIBOR + 1.65%)(b)(d)	EUR100	118,575
TCI-Symphony CLO Ltd., 4.86%, 07/15/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	USD44	43,782
TCW CLO AMR Ltd., 5.15%, 08/16/34, (3-mo. CME Term SOFR + 1.299%)(a)(b)	USD2,200	2,202,319
TCW CLO Ltd., 4.94%, 01/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD750	752,597
Terwin Mortgage Trust, 4.81%, 06/25/36, (1-mo. CME Term SOFR +1.13%)(b)	USD1,323	1,248,583
Texas Debt Capital CLO Ltd.
9.67%, 04/22/37, (3-mo. CME Term SOFR +6.00%)(a)(b)	USD2,000	2,011,111
6.42%, 07/20/38, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD3,000	3,022,645
4.97%, 07/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD5,000	5,025,015
4.81%, 04/24/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD3,500	3,503,555
Texas Debt Capital Euro CLO DAC, 5.62%, 07/16/38, (3-mo. EURIBOR + 3.60%)(b)(d)	EUR828	984,880
Thayer Park CLO Ltd., 4.67%, 04/20/34, (3-mo. CME Term SOFR + 1.000%)(a)(b)	USD5,000	5,006,496
Security	Par (000)	Value
TICP CLO VI Ltd., 5.05%, 01/15/34, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD250	$249,871
TICP CLO VII Ltd.
5.57%, 04/15/33, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD1,000	1,001,537
4.97%, 04/15/33, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD682	682,490
TICP CLO XI Ltd., 5.20%, 04/25/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD400	400,925
Tikehau CLO VI DAC, 5.62%, 01/15/35, (3-mo. EURIBOR + 3.60%)(b)(d)	EUR1,000	1,193,606
Tikehau CLO XII DAC, 5.28%, 10/20/38, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR1,300	1,560,718
Towd Point Mortgage Trust
5.80%, 01/25/65(a)(e)	USD4,699	4,755,749
5.30%, 12/25/65(a)	USD2,694	2,693,949
Trestles CLO II Ltd., 5.24%, 07/25/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	USD750	752,078
Trestles CLO III Ltd.
9.77%, 10/20/37, (3-mo. CME Term SOFR +6.10%)(a)(b)	USD1,000	1,011,499
5.06%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD2,500	2,509,176
Trestles Clo IV Ltd., 5.07%, 10/30/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD5,000	5,022,700
Trestles CLO IX Ltd., 5.13%, 01/15/39, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD6,000	6,023,709
Trestles CLO Ltd., 6.82%, 07/25/37, (3-mo. CME Term SOFR +3.15%)(a)(b)	USD500	502,020
Trestles CLO VI Ltd., 4.85%, 04/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD5,670	5,684,968
Trestles CLO VII Ltd., 5.05%, 10/25/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD3,000	3,011,100
Trestles CLO VIII Ltd., 5.00%, 06/11/35, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD6,000	6,015,179
TREVA Equipment Finance SA - Compartment
2.89%, 01/20/35, (1-mo. EURIBOR + 0.90%)(b)(d)	EUR63	74,827
2.63%, 01/20/35, (1-mo. EURIBOR + 0.64%)(b)(d)	EUR316	374,339
Trimaran CAVU Ltd.
7.18%, 10/25/34, (3-mo. CME Term SOFR +3.51%)(a)(b)	USD1,750	1,744,720
5.07%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD4,000	4,014,320
5.05%, 01/25/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD4,000	4,018,136
9.92%, 01/25/38, (3-mo. CME Term SOFR +6.25%)(a)(b)	USD3,750	3,800,841
4.91%, 03/27/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD2,000	2,005,991
6.72%, 03/18/38, (3-mo. CME Term SOFR +3.05%)(a)(b)	USD3,000	3,025,826
1.00%, 01/20/39, (3-mo. CME Term SOFR + 2.750%)(a)(b)(f)	USD2,000	2,000,000
1.00%, 10/25/34(a)	USD11,000	11,000,000

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
1.00%, 10/25/34(a)	USD3,000	$3,000,000
1.00%, 10/25/34(a)	USD3,300	3,300,000
Trinitas CLO VI Ltd., 6.97%, 01/25/34, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD1,200	1,197,098
Trinitas CLO VII Ltd., 4.73%, 01/25/35, (3-mo. CME Term SOFR +1.06%)(a)(b)	USD3,000	3,003,673
Trinitas CLO XIV Ltd.
4.77%, 01/25/34, (3-mo. CME Term SOFR +1.10%)(a)(b)	USD2,405	2,407,485
5.37%, 01/25/34, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,245	1,247,671
Trinitas CLO XVI Ltd., 4.80%, 07/20/34, (3-mo. CME Term SOFR +1.13%)(a)(b)	USD3,430	3,432,204
Trinitas CLO XVIII Ltd., 4.89%, 01/20/35, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD3,750	3,754,104
Trinitas CLO XXIII Ltd., 4.98%, 10/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD3,000	3,014,946
Trinitas CLO XXIX Ltd., 7.07%, 07/23/37, (3-mo. CME Term SOFR +3.40%)(a)(b)	USD1,000	1,007,638
Trinitas CLO XXX Ltd., 10.57%, 10/23/37, (3-mo. CME Term SOFR +6.90%)(a)(b)	USD1,500	1,524,177
Trinitas CLO XXXII Ltd.
5.00%, 07/23/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD3,000	3,012,370
9.47%, 07/23/38, (3-mo. CME Term SOFR +5.80%)(a)(b)	USD1,000	1,007,438
Trinitas CLO XXXIII Ltd., 9.62%, 07/22/38, (3-mo. CME Term SOFR +5.95%)(a)(b)	USD2,000	2,013,565
Trinitas CLO XXXV Ltd.
1.00%, 01/22/39, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,500	2,500,000
1.00%, 01/22/39, (3-mo. CME Term SOFR + 2.500%)(a)(b)(f)	USD1,000	1,000,000
Truist Bank Auto Credit-Linked Notes Series, 4.73%, 09/26/33(a)	USD4,541	4,562,522
Unity-Peace Park CLO Ltd., 1.00%, 04/20/35, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD3,000	3,000,000
UPG HI Issuer Trust, 5.00%, 09/25/47(a)	USD2,184	2,193,221
Upgrade Master Pass-Thru Trust Series
5.50%, 08/16/32(a)	USD1,534	1,540,818
5.10%, 10/15/32(a)	USD2,342	2,346,186
5.25%, 09/15/32(a)	USD517	518,903
4.55%, 11/15/32(a)	USD4,176	4,176,445
4.98%, 11/15/32(a)	USD1,826	1,828,637
5.91%, 12/15/33(a)	USD2,428	2,432,121
UPX HIL Issuer Trust, 5.16%, 01/25/47(a)	USD4,861	4,887,129
Valley Stream Park CLO Ltd., 5.52%, 01/20/37, (3-mo. CME Term SOFR +1.85%)(a)(b)	USD5,840	5,846,557
Vantage Data Centers Germany Borrower Lux Sarl, 4.29%, 06/28/50(d)	EUR597	712,983
Security	Par (000)	Value
Vantage Data Centers Jersey Borrower Spv Ltd.
6.17%, 05/28/39(d)	GBP3,116	$4,357,434
6.34%, 05/28/39(d)	GBP1,889	2,588,339
Venture XXIX CLO Ltd., 5.10%, 09/07/30, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD29	29,289
Victory Street CLO, 5.20%, 01/15/39, (3-mo. EURIBOR + 3.10%)(b)(d)	EUR4,200	5,041,643
Victory Street CLO I DAC, 5.47%, 01/15/38, (3-mo. EURIBOR + 3.45%)(b)(d)	EUR1,250	1,503,575
Vista Point Securitization Trust
6.68%, 05/25/54(a)(e)	USD1,271	1,286,458
5.30%, 11/25/55(a)(e)	USD11,412	11,464,416
Voya CLO Ltd.
5.58%, 10/17/32, (3-mo. CME Term SOFR +1.91%)(a)(b)	USD250	250,250
4.93%, 07/15/31, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD37	36,789
4.87%, 07/20/32, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD2,308	2,312,734
5.23%, 04/19/31, (3-mo. CME Term SOFR +1.56%)(a)(b)	USD1,050	1,050,618
4.90%, 04/25/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD18	18,295
4.88%, 04/19/31, (3-mo. CME Term SOFR +1.21%)(a)(b)	USD123	122,665
4.98%, 01/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD1,000	1,004,500
5.01%, 10/17/32, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD3,273	3,273,237
4.63%, 10/20/31, (3-mo. CME Term SOFR +0.96%)(a)(b)	USD1,133	1,131,342
Voya Euro CLO IV DAC, 5.12%, 10/15/34, (3-mo. EURIBOR + 3.10%)(b)(d)	EUR500	595,497
Warwick Capital CLO 1 Ltd.
4.95%, 10/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD2,000	2,008,996
6.47%, 10/20/38, (3-mo. CME Term SOFR +2.80%)(a)(b)	USD2,000	2,008,553
Warwick Capital CLO 5 Ltd., 5.03%, 01/20/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD500	501,991
Warwick Capital CLO 6 Ltd., 5.10%, 07/20/38, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD1,620	1,627,731
Wehle Park CLO Ltd., 6.37%, 10/21/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD3,000	3,005,081
Wellesley Park CLO Ltd., 5.11%, 01/24/39, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,250	1,254,191
Wellfleet CLO Ltd., 5.09%, 07/15/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	USD2,000	2,006,610
Wellington Management CLO 4 Ltd., 4.82%, 04/18/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	USD3,500	3,506,947
Whetstone Park CLO Ltd., 6.83%, 01/20/35, (3-mo. CME Term SOFR + 3.162%)(a)(b)	USD1,295	1,286,904
Whitebox Clo I Ltd., 4.85%, 01/24/37, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD4,435	4,444,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Whitebox CLO II Ltd.
5.05%, 10/24/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD1,750	$1,756,300
5.42%, 10/24/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD250	250,631
Whitebox CLO III Ltd.
6.52%, 10/15/35, (3-mo. CME Term SOFR +2.85%)(a)(b)	USD750	749,973
9.32%, 10/15/35, (3-mo. CME Term SOFR +5.65%)(a)(b)	USD1,500	1,500,792
Whitebox Clo V Ltd., 5.37%, 07/20/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD1,000	1,003,939
Wildwood Park CLO Ltd.
5.03%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD3,000	3,014,408
9.42%, 10/20/37, (3-mo. CME Term SOFR +5.75%)(a)(b)	USD1,000	1,009,743
Wireless PropCo Funding LLC, 8.51%, 06/25/55(a)	USD9,225	9,416,322
Wonder Lake Park CLO Ltd., 4.96%, 07/24/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD5,000	5,024,985
Youni Italy Srl
2.78%, 01/25/36, (1-mo. EURIBOR + 0.81%)(b)(d)	EUR3,859	4,588,727
4.87%, 01/25/36, (1-mo. EURIBOR + 2.90%)(b)(d)	EUR432	511,944
3.72%, 01/25/36, (1-mo. EURIBOR + 1.75%)(b)(d)	EUR229	271,365
Total Asset-Backed Securities — 18.6% (Cost: $3,045,279,039)		3,074,322,829
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.4%
DOMI
1.00%, 02/15/57(d)	EUR534	632,977
1.00%, 02/15/57(d)	EUR319	378,127
Domi BV, 2.73%, 04/16/57, (3-mo. EURIBOR + 0.71%)(b)(d)	EUR1,455	1,726,725
Edenbrook Mortgage Funding PLC, 4.63%, 03/22/57, (1-day SONIA + 0.87%)(b)(d)	GBP549	753,828
Fairbridge BV
2.97%, 02/24/62, (3-mo. EURIBOR + 0.95%)(b)(d)	EUR3,515	4,174,816
3.27%, 02/24/62, (3-mo. EURIBOR + 1.25%)(b)(d)	EUR403	476,885
3.82%, 02/24/62, (3-mo. EURIBOR + 1.80%)(b)(d)	EUR327	388,973
FIGRE Trust
5.72%, 12/25/54(a)(b)	USD6,203	6,298,515
5.75%, 07/25/53(a)(b)	USD5,261	5,375,847
Hops Hill No. 5 PLC
4.46%, 06/21/56, (1-day SONIA + 0.73%)(b)(d)	GBP891	1,219,496
4.73%, 06/21/56, (1-day SONIA + 1.00%)(b)(d)	GBP249	340,597
5.18%, 06/21/56, (1-day SONIA + 1.45%)(b)(d)	GBP100	137,229
Security	Par (000)	Value
Asset-Backed Securities (continued)
London Bridge Mortgages PLC
4.78%, 03/20/67, (1-day SONIA + 1.05%)(b)(d)	GBP310	$423,923
5.13%, 03/20/67, (1-day SONIA + 1.40%)(b)(d)	GBP100	137,090
London Wall Mortgage Capital PLC
5.36%, 05/15/57, (1-day SONIA + 1.50%)(d)	GBP379	518,883
5.86%, 05/15/57, (1-day SONIA + 2.00%)(d)	GBP282	385,714
RCKT Mortgage Trust
5.49%, 11/25/44(a)(e)	USD4,931	4,973,843
6.59%, 05/25/44(a)(b)	USD1,178	1,196,299
Towd Point Mortgage Trust
5.12%, 09/25/64(a)(e)	USD3,334	3,340,116
5.17%, 09/25/64(a)(e)	USD3,000	3,006,522
5.73%, 11/25/64(a)(e)	USD8,875	8,965,641
Tower Bridge Funding PLC
0.00%, 01/20/73, (1-day SONIA + 0.75%)(b)(d)	GBP2,195	3,004,403
4.86%, 12/20/66, (1-day SONIA + 1.10%)(d)	GBP333	455,635
Vista Point Securitization Trust
5.25%, 10/25/54(a)(e)	USD5,446	5,445,411
5.68%, 01/25/55(a)(e)	USD6,167	6,199,332
6.00%, 01/25/55(a)(e)	USD1,000	1,017,114
		60,973,941
Financial — 0.0%
Taurus 2025-4 UK DAC, 0.00% 08/18/35(d)	GBP129	176,529
WST Trust, 4.58%, 09/19/57(d)	AUD10,500	7,301,514
		7,478,043
Mortgage Securities — 0.2%
Castle Hill Ingots Ltd. , 6.34%, 02/10/43(a)	USD8,000	8,014,400
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/42(a)	USD6,364	6,544,942
6.51%, 08/10/42(a)	USD5,516	5,807,384
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)	USD10,627	10,736,467
6.92%, 05/25/70(a)	USD3,018	3,042,380
		34,145,573
Mortgage-Backed Securities — 20.7%
1301 Trust, 8.10%, 08/11/42(a)(b)	USD9,235	9,469,466
1345T
5.28%, 06/15/42, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD13,575	13,625,906
8.18%, 06/15/42, (1-mo. CME Term SOFR +4.5%)(a)(b)	USD11,711	11,799,126
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD6,040	6,522,027
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.85%, 09/15/34, (1-mo. CME Term SOFR +1.18%)(a)(b)	USD2,941	2,937,324
A&D Mortgage Trust
4.91%, 02/25/71(a)(b)	USD6,161	6,171,291
5.46%, 08/25/69(a)	USD1,314	1,323,251
5.70%, 11/25/69(a)	USD5,500	5,553,286
5.79%, 06/25/70(a)(b)	USD4,343	4,401,875
6.20%, 02/25/69(a)(e)	USD590	597,223
ACRA Trust, 5.61%, 10/25/64(a)(e)	USD5,410	5,456,286
ADMT, 5.67%, 01/25/70(a)(b)	USD8,831	8,919,789

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ajax Mortgage Loan Trust, 3.50%, 03/27/62(a)(e)	USD2,986	$2,910,784
ALA Trust
5.42%, 06/15/40, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD7,577	7,638,563
6.77%, 06/15/40, (1-mo. CME Term SOFR +3.09%)(a)(b)	USD4,559	4,593,176
Alternative Loan Trust, 6.41%, 02/25/35, (1-mo. CME Term SOFR +2.74%)(b)	USD3,420	3,292,216
Angel Oak Mortgage Trust
0.95%, 07/25/66(a)(b)	USD20,949	18,324,980
0.99%, 04/25/66(a)(b)	USD4,931	4,309,429
1.07%, 05/25/66(a)(b)	USD6,421	5,603,131
1.19%, 04/25/66(a)(b)	USD224	196,684
1.21%, 07/25/66(a)(b)	USD2,796	2,457,771
1.31%, 05/25/66(a)(b)	USD2,045	1,801,152
1.31%, 07/25/66(a)(b)	USD1,322	1,162,974
1.45%, 04/25/66(a)(b)	USD2,345	2,070,287
1.47%, 06/25/65(a)(b)	USD125	121,506
2.04%, 06/25/65(a)(b)	USD273	266,745
3.29%, 12/25/66(a)(b)	USD160	146,207
3.35%, 01/25/67(a)(b)	USD543	522,683
3.86%, 01/25/67(a)(b)	USD2,020	1,899,921
3.88%, 12/25/66(a)(e)	USD1,445	1,377,222
4.12%, 01/25/67(a)(b)	USD8,035	7,577,035
4.75%, 09/26/67(a)(e)	USD4,157	4,147,167
4.80%, 11/26/68(a)(e)	USD2,377	2,375,756
4.98%, 10/25/70(a)(b)	USD8,871	8,900,992
5.14%, 09/25/69(a)(e)	USD5,775	5,799,471
5.21%, 08/25/68(a)(e)	USD1,097	1,098,714
5.35%, 10/25/69(a)(e)	USD6,376	6,420,427
5.41%, 07/25/70(a)(e)	USD7,221	7,287,759
5.46%, 12/26/69(a)(b)	USD4,907	4,949,083
5.57%, 04/25/70(a)(e)	USD9,956	10,072,617
5.64%, 02/25/70(a)(e)	USD3,864	3,906,032
5.65%, 10/25/69(a)(e)	USD11,231	11,351,219
5.69%, 01/25/70(a)(e)	USD3,167	3,203,022
5.70%, 08/25/69(a)(e)	USD2,687	2,717,406
5.99%, 01/25/69(a)(e)	USD1,386	1,400,246
6.20%, 01/25/69(a)(e)	USD1,537	1,558,675
6.50%, 12/25/67(a)(e)	USD182	182,960
AOMT 2024-6, 4.65%, 11/25/67(a)(e)	USD847	845,118
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD190	157,108
ARES Commercial Mortgage Trust
5.37%, 07/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD8,030	8,045,056
7.62%, 07/15/41, (1-mo. CME Term SOFR +3.94%)(a)(b)	USD1,500	1,501,831
ARES1 2024-IND2, 5.12%, 10/15/34, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD11,970	11,981,222
Arroyo Mortgage Trust
2.96%, 10/25/48(a)(b)	USD339	326,390
3.81%, 01/25/49(a)(b)	USD398	390,211
ARZ Trust, 5.77%, 06/11/39(a)	USD2,430	2,496,177
Atlas Funding PLC
0.00%, 07/20/67, (1-day SONIA + 0.79%)(b)(d)	GBP5,082	6,966,460
0.00%, 07/20/67, (1-day SONIA + 1.10%)(b)(d)	GBP632	865,320
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
0.00%, 07/20/67, (1-day SONIA + 1.40%)(b)(d)	GBP195	$266,985
0.00%, 07/20/67, (1-day SONIA + 2.97%)(b)(d)	GBP683	934,372
0.00%, 07/20/67, (1-day SONIA + 3.07%)(b)(d)	GBP499	684,580
4.58%, 09/20/61(d)	GBP458	628,359
5.03%, 09/20/61, (1-day SONIA + 1.30%)(b)(d)	GBP101	139,221
5.28%, 09/20/61, (1-day SONIA + 1.55%)(b)(d)	GBP100	138,037
ATLX Trust, 3.85%, 04/25/64(a)(e)	USD6,150	6,024,166
Atrium Hotel Portfolio Trust
5.33%, 08/15/42, (1-mo. CME Term SOFR +1.65%)(a)(b)	USD5,431	5,446,588
5.59%, 11/10/29(a)(b)	USD7,900	8,069,797
9.18%, 08/15/42, (1-mo. CME Term SOFR +5.50%)(a)(b)	USD8,168	8,152,451
9.52%, 11/10/29(a)(b)	USD4,855	5,008,936
10.43%, 08/15/42, (1-mo. CME Term SOFR +6.75%)(a)(b)	USD1,467	1,464,274
BAHA Trust
6.17%, 12/10/41(a)(b)	USD9,840	10,209,649
7.07%, 12/10/41(a)(b)	USD2,160	2,264,051
7.77%, 12/10/41(a)(b)	USD8,225	8,640,060
9.20%, 12/10/41(a)(b)	USD2,000	2,106,878
BAMLL Commercial Mortgage Securities Trust, 5.48%, 09/15/40, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD8,437	8,452,819
BAMLL Trust, 6.03%, 08/15/39, (1-mo. CME Term SOFR +2.35%)(a)(b)	USD1,800	1,802,906
BANK, 5.29%, 12/25/67	USD25	25,741
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD420	416,089
Bank5, 6.23%, 05/15/57	USD2,189	2,306,475
Barclays Mortgage Loan Trust
5.14%, 10/25/55(a)(b)	USD16,314	16,160,947
5.23%, 12/25/64(a)(b)	USD19,104	19,653,485
5.64%, 05/25/65(a)(b)	USD13,167	13,324,085
5.90%, 01/25/64(a)(e)	USD2,465	2,483,876
BAY Mortgage Trust, 5.48%, 05/15/35, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD9,140	9,142,679
Bayview Commercial Mortgage Pass-Through Trust, 5.50%, 04/25/36, (1-mo. CME Term SOFR +1.76%)(a)(b)	USD875	856,403
BBCMS Mortgage Trust
4.44%, 09/15/55	USD1,100	1,084,727
4.50%, 07/15/58(a)	USD2,385	2,007,584
5.30%, 12/15/58	USD785	809,469
5.42%, 02/15/57	USD2,973	3,101,561
5.53%, 11/15/57	USD800	839,308
5.59%, 07/15/58(b)	USD1,964	2,070,030
5.66%, 05/15/58	USD6,649	6,958,477
5.83%, 05/15/57	USD2,100	2,248,135
5.84%, 07/15/58(b)	USD2,100	2,183,472
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD4,000	3,820,192
Benchmark Mortgage Trust, 0.81%, 07/15/56(b)	USD2,996	52,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BFLD Commercial Mortgage Trust
4.67%, 10/10/42(a)(b)	USD4,576	$4,592,553
5.17%, 11/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD5,340	5,351,681
5.18%, 11/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD8,938	8,968,724
6.43%, 11/15/42, (1-mo. CME Term SOFR +2.75%)(a)(b)	USD3,918	3,943,701
9.83%, 10/10/42(a)(b)	USD12,050	12,398,122
BFLD Mortgage Trust, 5.57%, 07/15/41, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD6,300	6,327,562
BFLD Trust
5.23%, 06/15/42, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD8,385	8,390,241
5.78%, 06/15/42, (1-mo. CME Term SOFR +2.10%)(a)(b)	USD1,210	1,211,134
6.88%, 10/10/40(a)(b)	USD1,877	1,883,891
BHMS Commercial Mortgage Trust, 5.53%, 08/15/42, (1-mo. CME Term SOFR +1.85%)(a)(b)	USD16,846	16,951,287
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD1,287	1,193,045
Bletchley Park Funding PLC
4.93%, 01/27/70, (1-day SONIA + 1.20%)(b)(d)	GBP366	503,360
5.23%, 01/27/70, (1-day SONIA + 1.50%)(b)(d)	GBP100	137,050
5.61%, 01/27/70, (1-day SONIA + 1.88%)(b)(d)	GBP131	180,761
7.11%, 01/27/70, (1-day SONIA + 3.38%)(b)(d)	GBP180	247,139
BLP Commercial Mortgage Trust, 5.02%, 03/15/41, (1-mo. CME Term SOFR +1.34%)(a)(b)	USD4,292	4,295,869
BMP Trust
5.05%, 06/15/41, (1-mo. CME Term SOFR +1.37%)(a)(b)	USD6,555	6,561,145
7.07%, 06/15/41, (1-mo. CME Term SOFR +3.39%)(a)(b)	USD2,380	2,391,900
BOCA Commercial Mortgage Trust, 5.28%, 12/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD13,350	13,433,437
BPR Commercial Mortgage Trust
5.11%, 11/05/42(a)(b)	USD12,500	12,590,311
7.23%, 11/05/39(a)(b)	USD4,050	4,216,005
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD5,250	5,441,956
BPR Trust, 4.85%, 09/15/38, (1-mo. CME Term SOFR +1.16%)(a)(b)	USD5,823	5,819,844
Braccan Mortgage Funding PLC
0.00%, 01/17/68, (1-day SONIA + 0.86%)(b)(d)	GBP9,829	13,500,476
0.00%, 01/17/68, (1-day SONIA + 1.10%)(b)(d)	GBP1,446	1,980,307
0.00%, 01/17/68, (1-day SONIA + 1.50%)(b)(d)	GBP382	523,434
0.00%, 01/17/68, (1-day SONIA + 1.90%)(b)(d)	GBP336	460,821
4.70%, 02/15/67, (1-day SONIA + 0.84%)(b)(d)	GBP1,097	1,504,137
4.70%, 05/17/67, (1-day SONIA + 0.84%)(d)	GBP881	1,208,006
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.96%, 05/17/67, (1-day SONIA + 1.10%)(b)(d)	GBP182	$249,380
5.06%, 02/15/67, (1-day SONIA + 1.20%)(b)(d)	GBP405	557,679
5.26%, 05/17/67, (1-day SONIA + 1.40%)(b)(d)	GBP104	142,303
8.20%, 02/15/67, (1-day SONIA + 4.34%)(b)(d)	GBP385	529,612
BRAVO Residential Funding Trust
1.44%, 03/25/60(a)(b)	USD207	204,104
1.96%, 04/25/60(a)(b)	USD1,357	1,272,363
4.30%, 08/01/53(a)(e)	USD9,388	9,308,609
4.35%, 01/25/60(a)(e)	USD1,284	1,278,573
5.11%, 07/25/62(a)(b)	USD1,445	1,444,983
5.57%, 03/25/65(a)(e)	USD1,084	1,095,096
5.60%, 01/25/60(a)(e)	USD856	851,623
5.60%, 12/25/64(a)	USD10,862	10,972,485
5.61%, 02/25/65(a)(e)	USD11,716	11,844,478
5.68%, 11/25/64(a)(e)	USD2,710	2,743,551
6.19%, 03/25/64(a)(e)	USD916	927,331
7.91%, 02/25/64(a)	USD1,300	1,322,261
8.25%, 10/25/63(a)(b)	USD4,186	4,255,772
BRCK Trust
4.96%, 12/10/42(a)(b)	USD5,355	5,375,691
7.51%, 12/10/42(a)(b)	USD10,189	10,454,567
8.40%, 12/10/42(a)(b)	USD4,100	4,237,132
BRES Commercial Mortgage Trust, 5.17%, 11/15/42, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD6,581	6,607,674
BSTN Commercial Mortgage Trust
5.06%, 04/13/41(a)(b)	USD1,820	1,832,383
5.55%, 06/15/44(a)(b)	USD5,612	5,764,324
BWAY Mortgage Trust
3.45%, 03/10/33(a)	USD2,750	2,536,981
3.63%, 03/10/33(a)	USD1,600	1,440,060
3.93%, 03/10/33(a)(b)	USD1,000	850,035
6.52%, 05/05/42(a)(b)	USD5,867	6,049,498
BX Commercial Mortgage Trust
4.69%, 02/15/39, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD266	266,088
5.07%, 03/15/41, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD4,265	4,270,224
5.08%, 11/15/42, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD16,190	16,220,616
5.12%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD5,198	5,201,174
5.12%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD8,239	8,249,453
5.12%, 04/15/40, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD8,057	8,072,436
5.17%, 10/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD6,043	6,050,388
5.22%, 03/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD1,383	1,382,500
5.22%, 05/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD5,927	5,930,677
5.22%, 11/15/41, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD5,750	5,758,984
5.32%, 12/15/39, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD2,501	2,508,119

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.32%, 05/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD8,993	$9,009,364
5.37%, 08/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD10,203	10,225,529
5.42%, 04/15/40, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD5,540	5,553,432
5.44%, 12/09/40, (1-mo. CME Term SOFR +1.76%)(a)(b)	USD4,816	4,815,865
5.47%, 10/15/41, (1-mo. CME Term SOFR +1.79%)(a)(b)	USD3,837	3,845,113
5.57%, 12/15/39, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD722	725,102
6.37%, 03/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD3,238	3,242,559
6.56%, 10/15/41, (1-mo. CME Term SOFR +2.88%)(a)(b)	USD6,465	6,481,162
6.82%, 06/15/27, (1-mo. CME Term SOFR +3.14%)(a)(b)	USD2,900	2,903,598
7.08%, 11/15/42, (1-mo. CME Term SOFR + 3.40%)(a)(b)	USD4,446	4,463,017
7.42%, 02/15/39, (1-mo. CME Term SOFR +3.74%)(a)(b)	USD1,328	1,334,823
7.57%, 06/15/27, (1-mo. CME Term SOFR +3.89%)(a)(b)	USD600	600,744
BX Trust
4.53%, 01/15/39, (1-mo. CME Term SOFR +0.85%)(a)(b)	USD4,850	4,848,484
4.60%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD4,300	4,297,312
4.60%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD1,194	1,193,376
4.68%, 01/15/39, (1-mo. CME Term SOFR +1.00%)(a)(b)	USD5,385	5,385,000
5.03%, 10/15/42, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD5,394	5,412,297
5.03%, 12/13/42(a)(b)	USD15,315	15,575,061
5.12%, 04/15/41, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD3,783	3,787,480
5.12%, 03/15/42, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD8,242	8,252,302
5.15%, 02/15/36, (1-mo. CME Term SOFR +1.46%)(a)(b)	USD100	99,938
5.17%, 04/15/37, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD1,763	1,765,328
5.17%, 06/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD11,011	11,024,764
5.18%, 06/15/40, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD3,930	3,936,528
5.22%, 06/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD9,163	9,168,419
5.26%, 01/15/39, (1-mo. CME Term SOFR +1.58%)(a)(b)	USD60	59,981
5.38%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD5,985	6,013,015
5.77%, 03/15/41, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD2,460	2,459,232
5.88%, 06/13/47(a)(b)	USD10,000	10,253,809
6.37%, 04/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD1,284	1,295,529
6.38%, 01/15/39, (1-mo. CME Term SOFR +2.70%)(a)(b)	USD2,450	2,450,000
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.62%, 03/15/30, (1-mo. CME Term SOFR +2.94%)(a)(b)	USD4,233	$4,217,083
6.72%, 03/15/41, (1-mo. CME Term SOFR +3.04%)(a)(b)	USD1,000	999,688
6.98%, 06/15/35, (1-mo. CME Term SOFR +3.3%)(a)(b)	USD5,130	5,131,331
BXP Trust, 2.78%, 01/15/44(a)(b)	USD3,000	2,481,507
CAFL Issuer LLC, 6.75%, 11/28/31(a)(e)	USD3,000	3,039,583
Cali, 5.56%, 07/15/41, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD4,580	4,588,587
Castell PLC
4.70%, 01/27/62, (1-day SONIA + 0.97%)(b)(d)	GBP645	885,111
4.98%, 01/27/62, (1-day SONIA + 1.25%)(b)(d)	GBP134	183,798
5.28%, 01/27/62, (1-day SONIA + 1.55%)(b)(d)	GBP100	137,641
5.73%, 01/27/62, (1-day SONIA + 2.00%)(b)(d)	GBP100	138,734
7.23%, 01/27/62, (1-day SONIA + 3.50%)(b)(d)	GBP121	167,720
7.88%, 01/27/62, (1-day SONIA + 4.15%)(b)(d)	GBP88	120,375
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD430	421,851
CEDR Commercial Mortgage Trust, 4.67%, 02/15/39, (1-mo. CME Term SOFR +0.99%)(a)(b)	USD300	297,098
CENT, 4.92%, 07/10/40(a)(b)	USD7,335	7,440,444
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD435	432,709
CFK Trust, 2.39%, 03/15/39(a)	USD500	467,228
CFMT LLC
3.00%, 06/25/34(a)(b)	USD315	304,791
4.00%, 10/25/54(a)(e)	USD3,641	3,604,995
Chase Home Lending Mortgage Trust
6.00%, 01/25/55(a)(b)	USD1,274	1,294,752
6.00%, 02/25/55(a)(b)	USD2,925	2,958,434
6.00%, 02/25/55(a)(b)	USD1,104	1,117,852
6.50%, 01/25/55(a)(b)	USD542	547,491
Chase Home Lending Mortgage Trust Series, 5.50%, 09/25/56(a)(b)	USD14,082	14,134,431
Cheshire PLC
0.00%, 06/28/48, (1-day SONIA + 0.80%)(b)(d)	GBP1,721	2,353,272
0.00%, 06/28/48, (1-day SONIA + 1.05%)(b)(d)	GBP386	528,211
0.00%, 06/28/48, (1-day SONIA + 1.35%)(b)(d)	GBP166	227,157
CHI Commercial Mortgage Trust, 5.10%, 12/13/40(a)(b)	USD9,708	9,800,388
CHL Mortgage Pass-Through Trust, 6.00%, 02/25/37	USD4,845	1,692,462
CHNGE Mortgage Trust, 4.01%, 01/25/67(a)(b)	USD1,760	1,708,768
CIM Trust
1.43%, 07/25/61(a)(b)	USD5,863	5,438,383
5.66%, 10/25/69(a)(e)	USD2,919	2,949,257
6.44%, 10/25/69(a)(b)	USD3,561	3,613,987
6.64%, 12/25/67(a)(e)	USD620	622,365
6.77%, 12/25/67(a)(b)	USD5,095	5,098,612
7.04%, 04/25/58(a)(b)	USD5,095	5,124,425
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CIP Commercial Mortgage Trust
5.08%, 10/15/37, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD9,606	$9,618,007
7.43%, 10/15/37, (1-mo. CME Term SOFR +3.75%)(a)(b)	USD4,905	4,917,262
Citadel PLC
4.75%, 04/28/60, (1-day SONIA + 1.02%)(d)	GBP1,361	1,868,191
5.18%, 04/28/60, (1-day SONIA + 1.45%)(b)(d)	GBP100	138,273
5.48%, 04/28/60, (1-day SONIA + 1.75%)(b)(d)	GBP100	137,832
6.18%, 04/28/60, (1-day SONIA + 2.45%)(b)(d)	GBP100	139,123
7.48%, 04/28/60, (1-day SONIA + 3.75%)(b)(d)	GBP100	138,851
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD833	751,423
3.58%, 04/10/49	USD384	382,215
4.41%, 06/10/51(b)	USD425	422,684
5.82%, 10/12/40(a)(b)	USD2,310	2,377,493
COLT Mortgage Loan Trust
1.21%, 07/27/54(a)	USD775	712,288
1.33%, 10/26/65(a)(b)	USD662	631,212
2.28%, 12/27/66(a)(b)	USD545	506,121
3.90%, 02/25/67(a)(b)	USD131	128,769
4.09%, 12/27/66(a)(b)	USD582	505,815
5.05%, 11/25/70(a)(b)	USD12,448	12,505,520
5.12%, 08/25/69(a)(e)	USD5,085	5,106,439
5.39%, 11/25/69(a)(e)	USD4,397	4,431,268
5.47%, 06/25/70(a)(e)	USD7,358	7,440,916
5.54%, 12/26/69(a)(e)	USD6,309	6,372,013
5.61%, 05/25/69(a)(e)	USD7,108	7,193,363
5.79%, 04/25/70(a)(e)	USD10,772	10,926,681
5.84%, 02/25/69(a)(e)	USD945	951,115
6.05%, 04/25/68(a)(e)	USD233	233,014
6.46%, 02/25/71(a)(b)	USD282	281,791
6.60%, 07/25/68(a)(e)	USD2,020	2,028,900
6.83%, 09/25/70(a)(b)	USD2,900	2,932,365
6.86%, 10/25/70(a)(b)	USD3,000	3,027,415
6.90%, 11/25/70(a)(b)	USD2,000	2,015,993
6.92%, 06/25/70(a)(b)	USD1,400	1,416,952
7.10%, 08/25/70(a)(b)	USD2,671	2,714,077
7.43%, 09/25/68(a)(e)	USD70	70,488
7.76%, 06/25/69(a)(b)	USD2,000	2,060,461
7.81%, 09/25/68(a)(b)	USD2,000	2,024,112
8.08%, 05/25/69(a)(b)	USD1,900	1,937,876
8.40%, 10/25/68(a)(b)	USD2,000	2,033,545
COLT Pass-Through Certificates, 0.86%, 05/25/65(a)(b)	USD2,652	2,433,402
Commission Mortgage Trust
5.50%, 08/10/40(a)	USD5,783	5,783,718
5.52%, 06/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD7,215	7,212,745
5.55%, 08/10/41(a)(b)	USD3,731	3,742,953
5.87%, 12/10/41(a)(b)	USD8,550	8,680,894
6.27%, 06/15/41, (1-mo. CME Term SOFR +2.59%)(a)(b)	USD3,566	3,563,771
8.20%, 08/10/40(a)(b)	USD2,395	2,388,327
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CONE Trust
5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD6,278	$6,278,000
7.57%, 08/15/41, (1-mo. CME Term SOFR +3.89%)(a)(b)	USD690	689,499
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD9,688	9,736,377
Cross Mortgage Trust
5.13%, 09/25/69(a)(b)	USD6,452	6,479,956
5.59%, 11/25/69(a)(b)	USD5,166	5,215,558
5.74%, 02/25/70(a)(b)	USD9,537	9,658,457
5.85%, 08/26/69(a)(e)	USD4,569	4,621,657
5.88%, 04/25/70(a)(b)	USD9,830	9,984,247
6.09%, 12/25/68(a)(e)	USD677	683,454
6.09%, 04/25/69(a)(e)	USD3,583	3,621,895
6.13%, 03/25/70(a)(b)	USD2,091	2,111,365
6.48%, 02/25/70(a)(b)	USD2,979	3,020,147
7.14%, 11/25/68(a)(e)	USD478	483,384
7.52%, 09/25/70(a)(b)	USD2,878	2,894,390
7.59%, 07/25/70(a)(b)	USD1,636	1,647,247
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD72	67,982
3.61%, 06/15/52	USD915	878,228
Csmc Trust
1.17%, 07/25/66(a)(b)	USD5,077	4,413,851
3.27%, 11/25/66(a)(b)	USD7,326	6,818,315
CSMC Trust
0.83%, 03/25/56(a)(b)	USD2,106	1,772,975
2.13%, 02/25/43(a)(b)	USD1,128	1,006,163
3.24%, 02/25/50(a)(b)	USD3,662	3,529,105
3.50%, 12/25/44(a)(b)	USD128	119,996
3.50%, 03/25/45(a)(b)	USD120	113,452
4.05%, 12/15/49(b)	USD900	885,810
4.06%, 10/25/59(a)(e)	USD1,519	1,510,525
4.95%, 11/15/38, (1-mo. CME Term SOFR +1.26%)(a)(b)	USD1,505	1,494,831
CSTL Commercial Mortgage Trust
4.56%, 11/10/42(a)(b)	USD2,910	2,892,208
4.76%, 11/10/41(a)(b)	USD7,880	7,936,044
DBC Mortgage Trust, 5.03%, 11/15/42, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD12,748	12,771,902
DBGS, 5.56%, 08/15/34, (1-mo. CME Term SOFR +1.88%)(a)(b)	USD7,820	7,820,000
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD250	242,252
DBMS DAC
0.00%, 02/18/36, (1-day SONIA + 1.28%)(b)(d)	GBP4,129	5,652,676
0.00%, 02/18/36, (1-day SONIA + 1.50%)(b)(d)	GBP735	1,006,605
0.00%, 02/18/36, (1-day SONIA + 1.80%)(b)(d)	GBP497	680,524
DBWF Mortgage Trust, 5.42%, 04/15/37, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD2,000	1,999,375
DC Trust
5.73%, 04/13/40(a)(b)	USD2,440	2,472,186
7.71%, 04/13/40(a)(b)	USD3,250	3,249,621
Deephaven Residential Mortgage Trust
0.72%, 05/25/65(a)(b)	USD1,162	1,121,440
1.19%, 08/25/66(a)(b)	USD682	611,467
4.80%, 12/25/70(a)(b)	USD11,224	11,224,054
5.09%, 11/25/60(a)(b)	USD11,282	11,347,037

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.74%, 07/25/69(a)(e)	USD3,033	$3,069,149
6.57%, 12/25/70(a)(b)	USD574	573,817
6.68%, 11/25/60(a)(b)	USD1,857	1,867,566
DGWD Trust, 5.28%, 08/15/35, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD7,366	7,396,274
DK Trust
5.18%, 03/15/34, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD4,910	4,922,275
5.27%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD8,303	8,318,568
6.43%, 03/15/34, (1-mo. CME Term SOFR +2.75%)(a)(b)	USD1,400	1,405,250
6.57%, 08/15/37, (1-mo. CME Term SOFR +2.89%)(a)(b)	USD3,764	3,775,762
Durst Commercial Mortgage Trust
5.32%, 08/10/42(a)(b)	USD3,861	3,944,465
7.02%, 08/10/42(a)(b)	USD4,125	4,248,616
Dutch Property Finance BV, 2.94%, 04/28/64, (3-mo. EURIBOR + 0.90%)(b)(d)	EUR851	1,012,542
East One PLC
4.70%, 02/25/58, (1-day SONIA + 0.97%)(b)(d)	GBP7,629	10,463,164
5.13%, 02/25/58, (1-day SONIA + 1.40%)(b)(d)	GBP383	524,807
5.63%, 02/25/58, (1-day SONIA + 1.90%)(b)(d)	GBP848	1,161,961
Easy Street Mortgage Loan Trust, 5.61%, 10/25/40(a)	USD5,682	5,711,751
EFMT
4.77%, 02/25/71(a)	USD8,054	8,054,022
4.96%, 02/25/71(a)	USD1,122	1,122,014
5.03%, 11/25/70(a)(b)	USD16,378	16,462,084
5.10%, 10/25/70(a)(e)	USD14,518	14,606,815
5.39%, 05/26/70(a)(e)	USD8,216	8,296,917
5.44%, 07/25/70(a)(e)	USD10,834	10,963,429
5.71%, 11/25/69(a)(e)	USD3,976	4,021,733
6.45%, 08/25/70(a)(b)	USD3,000	3,033,638
6.54%, 02/25/71(a)	USD1,000	999,986
6.59%, 01/25/70(a)(b)	USD3,388	3,448,459
6.65%, 03/25/69(a)(e)	USD1,930	1,958,052
6.67%, 02/25/68(a)(b)	USD972	968,923
6.84%, 10/25/70(a)(b)	USD3,125	3,158,184
7.44%, 01/25/70(a)(b)	USD3,232	3,263,709
7.62%, 10/25/70(a)(b)	USD1,983	1,985,672
Ellington Financial Mortgage Trust
4.30%, 04/25/67(a)(b)	USD7,112	7,089,212
4.30%, 04/25/67(a)(b)	USD1,581	1,499,545
5.00%, 08/25/67(a)(e)	USD4,838	4,823,609
5.04%, 10/25/69(a)(e)	USD7,515	7,539,504
5.73%, 02/25/68(a)(e)	USD71	71,085
5.88%, 09/25/67(a)(b)	USD837	829,443
ELM Trust
5.99%, 06/10/39(a)(b)	USD3,320	3,334,642
5.99%, 06/10/39(a)(b)	USD3,690	3,710,729
Elstree Funding, 4.45%, 01/21/65, (1-day SONIA + 0.72%)(b)(d)	GBP1,065	1,458,449
Elstree Funding No. 5 PLC, 4.58%, 08/21/61, (1-day SONIA + 0.85%)(b)(d)	GBP487	668,076
EQT Trust, 5.33%, 07/05/41(a)(b)	USD7,080	7,229,457
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD133	123,395
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Exmoor Funding PLC
4.50%, 03/25/95, (1-day SONIA + 0.76%)(b)(d)	GBP974	$1,333,676
4.62%, 03/25/94, (1-day SONIA + 0.88%)(b)(d)	GBP484	664,369
4.99%, 03/25/95, (1-day SONIA + 1.25%)(b)(d)	GBP240	328,205
5.24%, 03/25/94, (1-day SONIA + 1.50%)(b)(d)	GBP157	216,291
5.49%, 03/25/95, (1-day SONIA + 1.75%)(b)(d)	GBP101	138,228
5.64%, 03/25/94, (1-day SONIA + 1.90%)(b)(d)	GBP100	137,881
6.12%, 03/25/95, (1-day SONIA + 2.38%)(b)(d)	GBP100	136,859
Extended Stay America Trust
4.98%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD9,148	9,187,997
5.92%, 02/15/43, (1-mo. CME Term SOFR + 2.25%)(a)(b)	USD2,000	2,013,750
Fannie Mae REMICS
4.75%, 01/25/54, (30-day Avg SOFR + 1.05%)(b)	USD7,050	7,089,208
4.80%, 08/25/53, (30-day Avg SOFR + 1.10%)(b)	USD6,857	6,901,002
4.80%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD5,089	5,121,969
4.90%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD8,144	8,213,089
5.05%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD4,941	4,996,077
5.05%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD2,722	2,751,117
5.10%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD2,412	2,438,733
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD1,368	1,383,469
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD7,289	7,372,420
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD4,162	4,207,841
5.10%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,345	3,387,271
5.12%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,851	1,873,990
5.15%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD8,620	8,732,299
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD3,325	3,367,734
5.25%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD6,144	6,231,529
5.30%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD5,593	5,672,976
Federal Home Loan Mortgage Corp.
5.05%, 10/25/54, (30-day Avg SOFR + 1.35%)(b)	USD4,452	4,499,365
5.05%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD4,030	4,078,043
5.05%, 09/25/55, (30-day Avg SOFR + 1.35%)(b)	USD4,114	4,161,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.10%, 02/25/54, (30-day Avg SOFR + 1.40%)(b)	USD3,577	$3,617,525
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD2,751	2,782,568
5.10%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,580	3,620,926
5.10%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,472	3,512,741
5.10%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD5,079	5,138,751
5.15%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD11,854	11,997,623
5.20%, 02/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,817	4,884,744
5.20%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,610	4,669,883
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,885	4,950,029
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD3,537	3,582,834
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD3,558	3,604,126
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD4,721	4,782,815
5.30%, 02/25/55, (30-day Avg SOFR + 1.60%)(b)	USD4,903	4,975,496
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.26%, 06/25/33(b)	USD4,245	82,742
0.54%, 12/25/27(b)	USD65,072	581,845
Federal Home Loan Mortgage Corp. REMICS
4.70%, 09/25/54, (30-day Avg SOFR + 1.00%)(b)	USD8,737	8,776,153
4.76%, 10/25/54, (30-day Avg SOFR + 1.06%)(b)	USD19,699	19,794,803
4.80%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD4,670	4,698,218
4.80%, 10/25/54, (30-day Avg SOFR + 1.10%)(b)	USD18,802	18,910,249
4.80%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD6,468	6,503,022
4.80%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD5,498	5,530,620
4.85%, 10/25/54, (30-day Avg SOFR + 1.15%)(b)	USD10,543	10,613,137
4.90%, 06/25/54, (30-day Avg SOFR + 1.20%)(b)	USD3,046	3,073,891
4.95%, 03/25/54, (30-day Avg SOFR + 1.25%)(b)	USD1,364	1,377,233
5.05%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD19,675	19,901,980
5.05%, 08/25/55, (30-day Avg SOFR + 1.35%)(b)	USD8,610	8,715,524
5.15%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD5,405	5,470,275
5.15%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD5,523	5,590,826
5.20%, 12/25/54, (30-day Avg SOFR + 1.50%)(b)	USD5,947	6,024,263
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. STRIPS, 4.90%, 05/25/54, (30-day Avg SOFR + 1.20%)(b)	USD2,729	$2,753,486
Federal National Mortgage Association REMICS
4.65%, 10/25/54, (30-day Avg SOFR + 0.95%)(b)	USD12,966	13,010,313
4.75%, 06/25/54, (30-day Avg SOFR + 1.05%)(b)	USD3,786	3,806,762
4.75%, 06/25/54, (30-day Avg SOFR + 1.05%)(b)	USD3,533	3,553,426
4.80%, 08/25/54, (30-day Avg SOFR + 1.10%)(b)	USD2,753	2,772,594
4.95%, 05/25/55, (30-day Avg SOFR + 1.25%)(b)	USD15,842	15,973,933
5.00%, 07/25/53, (30-day Avg SOFR + 1.30%)(b)	USD5,035	5,079,438
5.00%, 06/25/54, (30-day Avg SOFR + 1.30%)(b)	USD20,418	20,606,741
5.00%, 03/25/55, (30-day Avg SOFR + 1.30%)(b)	USD25,282	25,530,405
First Horizon Alternative Mortgage Securities Trust, 4.79%, 01/25/37(b)	USD881	683,759
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD132	120,063
3.50%, 10/25/49(a)(b)	USD113	102,911
Fontainebleau Miami Beach Mortgage Trust
5.13%, 12/15/39, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD8,530	8,551,325
7.93%, 12/15/39, (1-mo. CME Term SOFR +4.25%)(a)(b)	USD6,600	6,653,625
Frontier Mortgage Funding PLC
4.46%, 12/20/66, (1-day SONIA + 0.73%)(b)(d)	GBP1,404	1,921,655
4.73%, 12/20/66, (1-day SONIA + 1.00%)(b)(d)	GBP866	1,184,991
FS Trust, 5.49%, 08/15/39, (1-mo. CME Term SOFR +1.81%)(a)(b)	USD6,166	6,173,707
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD571	561,096
Galton Funding Mortgage Trust
2.41%, 01/25/60(a)(b)	USD3,784	3,573,573
2.96%, 10/25/59(a)(b)	USD562	555,427
GCAT Trust
0.00%, 10/25/70(a)(b)	USD10,616	10,640,082
1.09%, 08/25/66(a)(b)	USD2,162	1,830,447
1.92%, 08/25/66(a)(b)	USD46	42,565
2.56%, 04/25/65(a)(e)	USD1,653	1,597,919
2.89%, 12/27/66(a)(b)	USD813	761,657
3.27%, 04/25/65(a)(e)	USD184	179,747
3.37%, 02/25/67(a)(b)	USD4,456	4,308,339
3.47%, 05/25/66(a)(b)	USD578	441,284
3.69%, 11/25/59(a)(b)	USD831	819,142
3.94%, 04/25/65(a)(e)	USD119	117,007
4.25%, 10/25/57(a)(b)	USD3,882	3,732,856
4.35%, 04/25/67(a)(b)	USD4,162	3,994,863
5.50%, 12/25/54(a)(b)	USD4,981	5,020,516
5.71%, 08/25/67(a)(e)	USD289	291,487
6.00%, 05/25/55(a)(b)	USD10,007	10,167,342
6.50%, 01/25/54(a)(b)	USD294	298,856
7.20%, 06/25/70(a)(b)	USD3,000	3,051,468

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GGP Trust, 4.67%, 03/05/43(a)	USD5,000	$5,000,000
Government National Mortgage Association, 4.95%, 01/20/55, (30-day Avg SOFR + 1.25%)(b)	USD3,997	4,027,086
Government National Mortgage Association REMICS
4.70%, 03/20/54, (30-day Avg SOFR + 1.00%)(b)	USD1,921	1,929,206
4.70%, 08/20/54, (30-day Avg SOFR + 1.00%)(b)	USD5,517	5,547,622
4.85%, 06/20/54, (30-day Avg SOFR + 1.15%)(b)	USD3,249	3,268,928
Great Wolf Trust, 5.22%, 03/15/39, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD1,370	1,373,853
GS Mortgage Securities Corp. Trust
5.77%, 03/15/28, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD4,390	4,411,950
6.33%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD6,874	6,891,240
6.47%, 03/15/28, (1-mo. CME Term SOFR + 2.79%)(a)(b)	USD580	583,263
6.67%, 08/10/41(a)(b)	USD2,870	2,881,410
7.43%, 09/10/38(a)(b)	USD3,510	3,522,741
7.72%, 08/10/41(a)(b)	USD2,636	2,629,385
GS Mortgage-Backed Securities Corp. Trust, 6.60%, 02/25/66(a)(b)	USD1,000	1,001,670
GS Mortgage-Backed Securities Trust
2.50%, 12/25/51(a)(b)	USD1,909	1,726,332
3.75%, 07/25/61(a)(b)	USD835	819,258
4.87%, 03/25/66(a)(b)	USD3,725	3,724,938
4.97%, 06/25/65(a)(b)	USD13,231	13,268,620
5.01%, 07/25/65(a)(e)	USD13,399	13,452,850
5.04%, 01/25/66(a)(e)	USD13,902	13,961,909
6.63%, 03/25/66(a)(b)	USD373	372,543
6.74%, 06/25/65(a)(b)	USD1,873	1,879,025
6.74%, 07/25/65(a)(b)	USD1,667	1,682,167
6.74%, 01/25/66(a)(b)	USD1,780	1,794,652
6.77%, 10/25/65(a)(b)	USD1,658	1,672,402
6.87%, 11/25/65(a)	USD1,475	1,491,409
7.37%, 10/25/65(a)(b)	USD1,326	1,329,148
7.43%, 11/25/65(a)(b)	USD1,568	1,567,113
7.61%, 03/25/66(a)(b)	USD708	706,600
GSAT Trust, 5.18%, 07/15/40, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD9,475	9,489,770
GWT Trust, 5.37%, 05/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD4,555	4,573,505
HarborView Mortgage Loan Trust, 3.99%, 08/19/37, (1-mo. CME Term SOFR +0.31%)(b)	USD1,946	1,688,314
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD2,431	2,483,356
HIH Trust, 5.52%, 10/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD3,990	3,998,944
HILT Commercial Mortgage Trust
5.22%, 05/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD11,193	11,213,987
6.12%, 05/15/37, (1-mo. CME Term SOFR +2.44%)(a)(b)	USD3,100	3,109,687
Hilton USA Trust, 3.72%, 11/05/38(a)	USD200	198,950
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HLTN Commercial Mortgage Trust, 5.32%, 06/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD7,641	$7,655,440
Homes Trust, 5.72%, 10/25/69(a)(e)	USD8,858	8,962,466
HOMES Trust
5.03%, 09/25/70(a)(b)	USD14,034	14,101,533
5.15%, 11/25/60(a)	USD3,454	3,480,058
5.22%, 08/25/59(a)(e)	USD5,041	5,068,680
5.43%, 02/25/70(a)(e)	USD13,522	13,652,379
5.63%, 02/25/70(a)(b)	USD5,406	5,477,601
5.92%, 07/25/69(a)(e)	USD7,121	7,206,968
6.39%, 01/25/60(a)(b)	USD2,286	2,318,385
6.52%, 01/25/70(a)(b)	USD2,000	2,033,300
6.79%, 09/25/70(a)(b)	USD2,900	2,927,254
6.90%, 08/25/70(a)(b)	USD3,000	3,036,235
HONO Mortgage Trust, 4.95%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD5,690	5,633,100
HTL Commercial Mortgage Trust
5.88%, 05/10/39(a)(b)	USD2,840	2,876,426
10.26%, 05/10/39(a)(b)	USD3,000	3,095,024
Hudson Yards Mortgage Trust, 2.94%, 12/10/41(a)(b)	USD400	377,647
ILPT Commercial Mortgage Trust, 5.29%, 07/13/42(a)(b)	USD8,792	8,990,606
INT Commercial Mortgage Trust, 5.04%, 11/05/37(a)(b)	USD3,643	3,681,541
INV Mortgage Trust, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD7,342	7,282,346
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD5,000	5,094,531
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD1,180	1,169,156
5.17%, 11/09/39(a)(b)	USD6,020	6,072,268
5.37%, 03/15/40, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD2,635	2,640,076
6.48%, 11/09/39(a)(b)	USD3,450	3,457,444
7.25%, 11/09/39(a)(b)	USD1,841	1,843,308
8.22%, 11/09/39(a)(b)	USD1,533	1,533,047
JP Morgan Mortgage Trust
0.15%, 08/25/50, (1-mo. CME Term SOFR +3.89%)(a)(b)	USD373	4,903
2.50%, 06/25/51(a)(b)	USD691	642,267
2.93%, 05/25/52(a)(b)	USD2,201	1,919,355
3.50%, 08/25/47(a)(b)	USD905	828,299
3.51%, 07/25/52(a)(b)	USD195	176,901
4.74%, 05/25/49, (1-mo. CME Term SOFR +1.06%)(a)(b)	USD19	18,756
4.75%, 10/26/48(a)(b)	USD1,282	1,291,630
4.75%, 06/25/66(a)(b)	USD3,118	3,118,178
4.93%, 06/25/66(a)	USD8,906	8,905,860
4.95%, 03/25/66(a)(b)	USD9,654	9,689,016
5.06%, 02/25/66(a)(b)	USD14,646	14,721,655
5.50%, 11/25/65(a)(b)	USD4,475	4,524,741
5.51%, 05/25/45(a)(b)	USD832	829,302
5.59%, 02/25/64(a)(e)	USD8,155	8,239,941
5.85%, 08/25/50, (1-mo. CME Term SOFR +2.11%)(a)(b)	USD373	375,654
5.99%, 07/25/64(a)(b)	USD1,867	1,886,111
6.00%, 08/25/54(a)(b)	USD623	629,320
6.41%, 08/25/55(a)(b)	USD2,344	2,381,553
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.41%, 02/25/64(a)(b)	USD2,800	$2,846,444
6.42%, 11/25/65(a)(b)	USD1,300	1,316,630
6.76%, 02/25/66(a)(b)	USD2,643	2,665,737
6.92%, 10/25/65(a)(b)	USD3,000	2,988,376
7.23%, 02/25/66(a)(b)	USD1,680	1,667,199
8.05%, 07/25/64(a)(b)	USD940	948,623
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD430	423,510
Jubilee Place 7 BV
2.79%, 09/18/62, (3-mo. EURIBOR + 0.72%)(b)(d)	EUR1,092	1,296,072
3.12%, 09/18/62, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR257	304,333
3.47%, 09/18/62, (3-mo. EURIBOR + 1.40%)(b)(d)	EUR100	119,003
Jubilee Place 8 BV, 3.32%, 03/17/62, (3-mo. EURIBOR + 1.25%)(b)(d)	EUR100	118,903
JW Commercial Mortgage Trust, 5.30%, 06/15/39, (1-mo. CME Term SOFR +1.62%)(a)(b)	USD6,805	6,822,004
JW Trust, 5.27%, 11/15/39, (1-mo. CME Term SOFR +1.59%)(a)(b)	USD4,360	4,370,900
KSL Commercial Mortgage Trust
5.22%, 12/15/39, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD7,597	7,597,350
5.64%, 06/15/42	USD6,105	6,134,588
8.45%, 06/05/42	USD8,585	8,613,883
La Trobe Financial Capital Markets Trust, 4.61%, 05/15/57, (1-month BB Swap + 1.05%)(b)	AUD1,201	836,314
Lagarino European Loan Conduit No. 40 DAC
3.50%, 06/22/37, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR1,932	2,294,106
4.15%, 06/22/37, (3-mo. EURIBOR + 2.15%)(b)(d)	EUR526	623,561
4.65%, 06/22/37, (3-mo. EURIBOR + 2.65%)(b)(d)	EUR334	396,423
5.55%, 06/22/37, (3-mo. EURIBOR + 3.55%)(b)(d)	EUR948	1,125,028
Last Mile Logistics Pan Euro Finance DAC, 4.76%, 08/17/33, (3-mo. EURIBOR + 2.70%)(b)(d)	EUR1,871	2,214,873
Last Mile Securities PE DAC, 4.41%, 08/17/31, (3-mo. EURIBOR + 2.35%)(b)(d)	EUR915	1,084,455
LBA Trust, 5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD4,389	4,394,474
LQR Trust
5.28%, 01/15/43, (1-mo. CME Term SOFR + 1.60%)(b)	USD3,542	3,540,410
7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)	USD7,320	7,319,921
LUX, 6.37%, 08/15/40, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD882	890,265
MAC Trust, 5.38%, 10/15/40, (1-mo. CME Term SOFR +1.70%)(a)(b)	USD10,700	10,739,971
MAD Commercial Mortgage Trust
4.91%, 10/15/42(a)(b)	USD3,927	3,950,709
7.57%, 10/15/42(a)(b)	USD3,992	3,955,502
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
MAIN Trust
5.37%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD9,900	$9,899,996
8.00%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD1,400	1,399,999
8.92%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD1,400	1,399,999
11.00%, 01/15/41, (1-mo. CME Term SOFR + 7.25%)(a)(b)	USD1,600	1,599,998
MCR Mortgage Trust
5.44%, 02/15/37, (1-mo. CME Term SOFR +1.76%)(a)(b)	USD894	894,598
5.47%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(a)(b)	USD5,261	5,270,876
5.92%, 06/12/39(a)	USD4,800	4,859,302
6.79%, 02/15/37, (1-mo. CME Term SOFR +3.11%)(a)(b)	USD1,813	1,813,374
7.59%, 02/15/37, (1-mo. CME Term SOFR +3.91%)(a)(b)	USD1,652	1,652,185
Meridian Funding PLC
0.00%, 02/20/68, (1-day SONIA + 0.85%)(b)(d)	GBP2,455	3,359,991
0.00%, 02/20/68, (1-day SONIA + 1.30%)(b)(d)	GBP497	680,208
0.00%, 02/20/68, (1-day SONIA + 1.60%)(b)(d)	GBP570	779,184
0.00%, 02/20/68, (1-day SONIA + 2.05%)(b)(d)	GBP470	643,350
0.00%, 02/20/68, (1-day SONIA + 3.25%)(b)(d)	GBP559	762,339
MF1 Trust
4.75%, 12/15/34, (1-mo. CME Term SOFR +1.07%)(a)(b)	USD130	129,847
5.05%, 12/15/34, (1-mo. CME Term SOFR +1.37%)(a)(b)	USD100	99,964
MFA Trust
1.47%, 11/25/64(a)(b)	USD3,697	3,324,221
3.30%, 08/25/49(a)(b)	USD206	200,391
4.30%, 12/25/66(a)(b)	USD2,703	2,425,137
5.23%, 08/25/70(a)(b)	USD19,241	19,394,348
5.26%, 08/25/70(a)	USD8,325	8,389,764
5.27%, 08/25/69(a)(e)	USD4,652	4,676,731
5.57%, 09/25/67(a)(e)	USD1,304	1,299,848
5.75%, 11/25/67(a)(e)	USD520	517,948
6.11%, 12/25/68(a)(e)	USD1,874	1,888,949
6.13%, 08/25/70(a)(b)	USD632	640,083
6.58%, 03/25/69(a)(e)	USD1,112	1,129,663
6.93%, 08/25/70(a)(b)	USD1,850	1,871,562
MFRA Trust
5.72%, 12/25/69(a)(e)	USD6,170	6,243,726
6.67%, 12/25/69(a)(b)	USD3,529	3,598,112
MHP Commercial Mortgage Trust, 7.18%, 09/15/40, (1-mo. CME Term SOFR +3.50%)(a)(b)	USD5,000	4,997,987
MHP Trust
4.50%, 07/15/38, (1-mo. CME Term SOFR +0.81%)(a)(b)	USD4,720	4,718,525
4.70%, 07/15/38, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD1,300	1,299,188
4.85%, 07/15/38, (1-mo. CME Term SOFR +1.16%)(a)(b)	USD215	214,798

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.15%, 07/15/38, (1-mo. CME Term SOFR +1.46%)(a)(b)	USD215	$214,731
5.55%, 07/15/38, (1-mo. CME Term SOFR +1.86%)(a)(b)	USD350	349,563
Miltonia Mortgage Finance SRL, 3.34%, 04/28/62, (3-mo. EURIBOR + 1.30%)(b)(d)	EUR200	237,597
MIRA Trust, 6.75%, 06/10/38(a)	USD103	106,849
Molossus Btl PLC
0.00%, 03/17/63, (1-day SONIA + 0.83%)(b)(d)	GBP8,728	11,958,464
0.00%, 03/17/63, (1-day SONIA + 1.05%)(b)(d)	GBP1,708	2,339,038
0.00%, 03/17/63, (1-day SONIA + 1.35%)(b)(d)	GBP169	231,553
0.00%, 03/17/63, (1-day SONIA + 1.65%)(b)(d)	GBP164	224,892
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD895	854,679
3.70%, 06/15/52	USD895	856,630
3.89%, 12/15/50(b)	USD230	225,867
4.43%, 07/15/51(b)	USD650	646,151
4.62%, 07/15/51(b)	USD182	177,523
5.23%, 11/15/34, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD799	787,015
5.24%, 12/15/38, (1-mo. CME Term SOFR +1.56%)(a)(b)	USD3,338	3,187,877
Morgan Stanley Residential Mortgage Loan Trust
4.25%, 02/25/65(a)(b)	USD19,529	19,224,528
4.25%, 02/25/65(a)(e)	USD1,641	1,540,394
4.93%, 01/25/71(a)	USD9,900	9,899,715
5.04%, 07/25/69(a)(b)	USD5,144	5,153,914
5.44%, 07/25/70(a)(b)	USD13,278	13,426,679
5.44%, 07/25/70(a)(b)	USD13,201	13,348,361
5.74%, 11/25/69(a)(b)	USD2,367	2,398,174
6.50%, 11/25/69(a)(b)	USD1,830	1,858,060
6.59%, 09/25/70(a)(b)	USD2,712	2,720,714
7.11%, 07/25/70(a)(b)	USD1,500	1,525,164
7.50%, 07/25/69(a)(b)	USD1,000	1,010,291
Mortimer PLC
0.00%, 09/22/70, (1-day SONIA + 0.81%)(b)(d)	GBP2,256	3,093,166
0.00%, 09/22/70, (1-day SONIA + 1.25%)(b)(d)	GBP344	471,910
0.00%, 09/22/70, (1-day SONIA + 1.55%)(b)(d)	GBP429	589,811
0.00%, 09/22/70, (1-day SONIA + 1.85%)(b)(d)	GBP353	484,918
0.00%, 09/22/70, (1-day SONIA + 3.87%)(b)(d)	GBP1,432	1,956,272
4.59%, 09/22/67, (1-day SONIA + 0.83%)(d)	GBP1,077	1,475,248
4.91%, 09/22/67, (1-day SONIA + 1.15%)(d)	GBP561	771,194
5.31%, 09/22/67, (1-day SONIA + 1.55%)(d)	GBP100	137,584
5.86%, 09/22/67, (1-day SONIA + 2.10%)(d)	GBP100	137,956
MTN Commercial Mortgage Trust, 5.09%, 03/15/39, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD2,041	2,041,000
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
NCMF Trust, 7.53%, 06/10/33(a)(b)	USD5,993	$6,088,835
New Residential Mortgage Loan Trust
0.94%, 10/25/58(a)(b)	USD523	503,660
2.49%, 09/25/59(a)(b)	USD1,471	1,422,253
2.71%, 11/25/59(a)(b)	USD828	794,178
2.72%, 01/26/60(a)(b)	USD572	544,385
2.77%, 01/26/60(a)(b)	USD1,668	1,585,666
2.80%, 09/25/59(a)(b)	USD2,441	2,360,790
3.75%, 05/28/52(a)(b)	USD85	81,986
3.75%, 05/28/52(a)(b)	USD414	401,670
3.75%, 05/28/52(a)(b)	USD33	31,877
3.75%, 05/25/54(a)(b)	USD141	135,979
3.99%, 04/25/62(a)(b)	USD872	815,349
4.00%, 03/25/57(a)(b)	USD114	111,602
4.50%, 02/25/58(a)(b)	USD77	76,655
4.75%, 12/25/57(a)(b)	USD127	127,046
5.11%, 08/25/65(a)(b)	USD11,259	11,340,115
5.12%, 09/25/64(a)(b)	USD5,437	5,473,332
5.35%, 07/25/65(a)(b)	USD4,426	4,473,022
5.47%, 11/25/64(a)(e)	USD8,184	8,307,557
5.53%, 05/25/65(a)(b)	USD16,355	16,604,270
5.64%, 01/25/65(a)(e)	USD3,202	3,259,659
6.47%, 01/25/65(a)(b)	USD2,172	2,242,934
6.83%, 08/25/65(a)(b)	USD1,300	1,318,145
7.02%, 07/25/65(a)(b)	USD3,500	3,473,504
7.13%, 03/25/64(a)(e)	USD1,380	1,395,388
7.41%, 08/25/65(a)(b)	USD833	829,644
7.91%, 03/25/64(a)(b)	USD1,900	1,931,601
NEW Residential Mortgage Loan Trust, 5.57%, 04/25/65(a)(e)	USD2,040	2,068,836
NRTH Commercial Mortgage Trust, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD11,031	11,065,472
NYC Commercial Mortgage Trust
4.67%, 11/05/38(a)(b)	USD5,516	5,542,980
5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD4,940	4,978,332
7.39%, 07/13/42(a)(b)	USD3,179	3,260,472
NYC Trust, 4.79%, 01/10/36(a)(b)	USD14,075	14,126,019
NYCT Trust 2024-3ELV
5.67%, 08/15/29, (1-mo. CME Term SOFR +1.99%)(a)(b)	USD7,790	7,820,732
6.52%, 08/15/29, (1-mo. CME Term SOFR +2.84%)(a)(b)	USD1,000	1,001,250
7.52%, 08/15/29, (1-mo. CME Term SOFR +3.84%)(a)(b)	USD4,000	4,005,000
NYMT Loan Trust
3.75%, 11/25/69(a)(b)	USD9,306	9,054,610
4.77%, 02/25/61(a)(b)	USD6,264	6,263,750
4.95%, 02/25/61(a)	USD2,426	2,426,122
5.38%, 06/25/69(a)(b)	USD6,539	6,584,371
6.47%, 02/25/61(a)(b)	USD1,000	999,990
OBX Trust
1.07%, 02/25/66(a)(b)	USD1,299	1,150,969
1.56%, 05/25/61(a)(b)	USD2,319	1,967,237
3.00%, 11/25/61(a)(b)	USD1,260	1,012,296
4.50%, 11/25/48(a)(b)	USD234	226,309
4.94%, 09/25/64(a)(e)	USD2,623	2,631,214
5.11%, 08/25/62(a)(e)	USD389	389,136
5.88%, 06/25/64(a)(e)	USD1,213	1,228,173
5.99%, 01/25/64(a)(e)	USD1,022	1,033,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.07%, 01/25/64(a)(e)	USD2,572	$2,598,669
6.13%, 12/25/63(a)(e)	USD946	956,194
6.52%, 07/25/63(a)(e)	USD1,557	1,565,759
6.62%, 01/25/64(a)(b)	USD1,000	1,009,239
6.95%, 02/25/63(a)(e)	USD7,686	7,682,512
7.39%, 06/25/63(a)(b)	USD850	853,990
ONE Mortgage Trust, 4.49%, 03/15/36, (1-mo. CME Term SOFR +0.81%)(a)(b)	USD1,800	1,797,375
One New York Plaza Trust
4.75%, 01/15/36, (1-mo. CME Term SOFR +1.06%)(a)(b)	USD1,000	970,000
5.05%, 01/15/36, (1-mo. CME Term SOFR +1.36%)(a)(b)	USD519	502,133
5.30%, 01/15/36, (1-mo. CME Term SOFR +1.61%)(a)(b)	USD1,000	961,250
ONNI Commerical Mortgage Trust, 5.75%, 07/15/39(a)(b)	USD5,605	5,700,418
ORL Trust, 5.17%, 12/15/39, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD4,400	4,411,000
Pepper Prime Trust
4.52%, 04/12/67, (1-month BB Swap + 0.95%)(b)(d)	AUD8,400	5,844,487
4.67%, 04/12/67, (1-month BB Swap + 1.10%)(b)(d)	AUD770	535,450
4.82%, 04/12/67, (1-month BB Swap + 1.25%)(b)(d)	AUD540	374,886
Pepper Residential Securities Trust No. 41
4.57%, 07/12/67(d)	AUD4,490	3,128,801
4.72%, 07/12/67, (1-month BB Swap + 1.15%)(b)(d)	AUD870	606,243
PGA Trust, 5.57%, 06/15/39, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD8,463	8,465,645
Pierpont Btl PLC
1.00%, 12/21/62, (1-day SONIA + 0.77%)(b)(d)	GBP4,895	6,700,755
1.00%, 12/21/62, (1-day SONIA + 1.75%)(b)(d)	GBP106	145,665
Pierpont BTL PLC
4.56%, 03/21/62, (1-day SONIA + 0.80%)(b)(d)	GBP551	754,122
4.60%, 09/21/61, (1-day SONIA + 0.84%)(b)(d)	GBP1,357	1,862,363
4.81%, 03/21/62, (1-day SONIA + 1.50%)(b)(d)	GBP289	394,414
5.06%, 03/21/62, (1-day SONIA + 1.30%)(b)(d)	GBP100	136,291
PMT Loan Trust
5.00%, 01/25/57(a)(b)	USD9,900	9,838,125
5.50%, 03/25/56(a)(b)	USD3,404	3,446,124
5.50%, 10/25/59(a)(b)	USD6,687	6,724,609
6.00%, 02/25/56(a)(b)	USD6,793	6,918,998
Polaris PLC
1.00%, 06/27/70, (1-day SONIA + 0.73%)(b)(d)	GBP1,946	2,662,810
4.55%, 02/26/68, (1-day SONIA + 0.82%)(b)(d)	GBP1,732	2,373,641
4.55%, 10/27/69, (1-day SONIA + 0.82%)(b)(d)	GBP8,860	12,152,451
4.78%, 02/26/68, (1-day SONIA + 1.05%)(b)(d)	GBP413	566,939
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.78%, 08/25/68, (1-day SONIA + 1.05%)(b)(d)	GBP196	$269,162
4.83%, 10/27/69, (1-day SONIA + 1.10%)(b)(d)	GBP689	947,794
5.13%, 02/26/68, (1-day SONIA + 1.40%)(b)(d)	GBP108	148,640
5.13%, 08/25/68, (1-day SONIA + 1.40%)(b)(d)	GBP100	137,739
5.13%, 10/27/69, (1-day SONIA + 1.40%)(b)(d)	GBP225	309,912
5.38%, 10/27/69, (1-day SONIA + 1.65%)(b)(d)	GBP377	517,572
5.53%, 02/26/68, (1-day SONIA + 1.80%)(b)(d)	GBP100	137,862
PRET Trust
4.00%, 08/25/64(a)(e)	USD1,167	1,142,440
4.00%, 07/25/69(a)(e)	USD6,733	6,599,134
PRKCM, 5.55%, 02/25/60(a)(e)	USD2,981	3,017,697
PRKCM Trust
2.07%, 08/25/56(a)(b)	USD1,529	1,347,374
2.07%, 11/25/56(a)(b)	USD3,368	3,015,885
5.10%, 10/25/60(a)(e)	USD14,709	14,790,236
5.10%, 10/25/60(a)(b)	USD2,942	2,957,336
6.33%, 03/25/59(a)(e)	USD743	752,381
6.43%, 05/25/59(a)(e)	USD1,039	1,056,037
7.76%, 09/25/58(a)(b)	USD1,000	1,005,856
PRM5 Trust
4.62%, 03/10/33(a)(b)	USD7,507	7,509,767
5.81%, 03/10/33(a)(b)	USD3,200	3,209,389
PRPM, 5.23%, 08/25/69(a)(e)	USD5,750	5,774,140
PRPM LLC
4.00%, 05/25/54(a)(e)	USD3,000	2,924,530
4.00%, 05/25/54(a)(e)	USD2,000	1,899,939
4.00%, 07/25/54(a)(e)	USD1,309	1,296,813
4.00%, 08/25/54(a)(e)	USD2,250	2,120,326
4.50%, 08/25/55(a)(e)	USD1,167	1,132,643
4.50%, 08/25/55(a)(e)	USD1,400	1,348,279
4.50%, 08/25/55(a)(e)	USD1,333	1,235,615
PRPM Trust
5.18%, 10/25/70(a)	USD10,886	11,004,127
5.21%, 01/25/56(a)	USD1,625	1,628,910
5.39%, 08/25/67(a)(b)	USD248	246,219
5.50%, 01/25/56(a)	USD945	907,017
5.50%, 08/25/67(a)(e)	USD2,717	2,709,009
5.67%, 12/26/69(a)(e)	USD9,755	9,847,806
5.69%, 04/25/70(a)(e)	USD11,121	11,240,502
5.80%, 11/25/69(a)(e)	USD3,836	3,878,086
6.22%, 11/25/68(a)(e)	USD3,127	3,157,255
6.27%, 12/25/68(a)(e)	USD1,181	1,194,107
6.52%, 12/26/69(a)(b)	USD5,000	5,101,650
6.65%, 11/25/69(a)(b)	USD2,027	2,066,902
6.72%, 07/25/70(a)(b)	USD1,705	1,716,175
Radian Mortgage Capital Trust
5.50%, 03/25/55(a)(b)	USD1,402	1,414,442
6.00%, 11/25/54(a)(b)	USD1,112	1,116,459
Residential Mortgage Loan Trust
0.86%, 01/25/65(a)(b)	USD628	610,384
3.95%, 01/26/60(a)(b)	USD2,250	2,162,410
4.67%, 01/26/60(a)(b)	USD1,528	1,431,002
6.04%, 05/25/59(a)(b)	USD895	889,501

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
RESIMAC Premier Series, 4.56%, 04/08/57, (1-month BB Swap + 0.95%)(b)(d)	AUD10,905	$7,585,042
RESIMAC Premier Series 2025-1, 4.67%, 09/12/56(d)	AUD1,236	863,875
RFMSI Series Trust, 5.73%, 10/25/37(b)	USD111	66,886
ROCK Trust, 8.82%, 11/13/41(a)	USD1,290	1,371,374
RUN Trust, 4.00%, 03/25/67(a)	USD1,955	1,948,804
Sage AR Funding
5.16%, 05/17/37, (1-day SONIA + 1.30%)(b)(d)	GBP1,837	2,526,387
5.86%, 05/17/37, (1-day SONIA + 2.00%)(b)(d)	GBP959	1,313,232
6.26%, 05/17/37, (1-day SONIA + 2.40%)(b)(d)	GBP379	517,839
7.76%, 05/17/37, (1-day SONIA + 3.90%)(b)(d)	GBP327	448,359
SAIF Securitization Trust, 5.97%, 07/25/54(a)(e)	USD2,262	2,284,426
Santander Mortgage Asset Receivable Trust
4.95%, 11/25/65(a)(b)	USD4,623	4,640,492
5.14%, 11/25/65(a)(b)	USD12,584	12,653,147
5.73%, 02/25/65(a)(e)	USD2,968	3,005,493
6.89%, 08/25/65(a)(b)	USD3,170	3,187,374
Santander Residential 1 FT
2.95%, 10/18/68, (3-mo. EURIBOR + 0.85%)(b)(d)	EUR1,500	1,781,838
3.20%, 10/18/68, (3-mo. EURIBOR + 1.10%)(b)(d)	EUR400	474,376
Sapphire XXXII Trust, 4.67%, 06/14/66, (1-month BB Swap + 1.10%)(b)	AUD5,294	3,694,609
Sapphire XXXIII Trust
4.57%, 02/12/67, (1-month BB Swap + 1.00%)(b)(d)	AUD4,160	2,895,311
4.67%, 02/12/67, (1-month BB Swap + 1.10%)(b)(d)	AUD1,450	1,008,930
SCG Commercial Mortgage Trust, 6.63%, 03/15/35, (1-mo. CME Term SOFR +2.95%)(a)(b)	USD7,410	7,391,475
SCG Commercial Mortgage Trust 2025, 6.43%, 08/15/42, (1-mo. CME Term SOFR +2.75%)(a)(b)	USD1,259	1,265,285
SCG Mortgage Trust, 5.42%, 04/15/41, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD8,700	8,700,000
SCG Trust, 5.18%, 09/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD6,460	6,487,054
SDAL Trust, 6.12%, 04/15/42, (1-mo. CME Term SOFR +2.44%)(a)(b)	USD10,496	10,555,960
SELF Commercial Mortgage Trust
5.22%, 11/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD420	419,974
7.87%, 11/15/34, (1-mo. CME Term SOFR +4.19%)(a)(b)	USD2,866	2,872,964
Sequoia Mortgage Trust
2.50%, 06/25/51(a)(b)	USD11,911	11,124,472
4.47%, 11/25/63(a)(b)	USD5,321	5,344,958
5.00%, 12/25/55(a)(b)	USD18,489	18,430,714
5.50%, 10/25/54(a)(b)	USD4,593	4,630,262
SG Residential Mortgage Trust
3.68%, 03/27/62(a)(b)	USD2,399	2,213,069
4.08%, 09/25/59(a)(b)	USD3,000	2,866,038
5.10%, 12/25/65(a)(b)	USD6,400	6,431,925
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SHR Trust
5.63%, 10/15/41, (1-mo. CME Term SOFR +1.95%)(a)(b)	USD5,130	$5,152,444
8.13%, 10/15/41, (1-mo. CME Term SOFR +4.45%)(a)(b)	USD345	348,263
Sirius Logistics UK DAC, 4.98%, 11/17/35, (1-day SONIA + 1.25%)(b)(d)	GBP3,502	4,791,963
SLG Commercial Mortgage Trust, 4.93%, 02/15/39(a)(b)	USD5,368	5,387,608
SMR Mortgage Trust, 5.33%, 02/15/39, (1-mo. CME Term SOFR +1.65%)(a)(b)	USD2,142	2,139,574
SMRT 2022-Mini, 4.68%, 01/15/39, (1-mo. CME Term SOFR +1.00%)(a)(b)	USD5,150	5,150,468
Spruce Hill Mortgage Loan Trust, 4.68%, 01/28/50(a)(b)	USD5,020	4,790,150
SREIT Trust, 5.17%, 11/15/36, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD265	265,000
Starwood Mortgage Residential Trust
2.18%, 05/25/65(a)(b)	USD500	464,766
2.88%, 02/25/50(a)(b)	USD940	857,479
Stratton Mortgage Funding PLC
4.72%, 06/25/49, (1-day SONIA + 0.98%)(b)(d)	GBP340	464,994
5.09%, 06/25/49, (1-day SONIA + 1.35%)(b)(d)	GBP179	244,968
SV Vanir Logistics Finance Sarl
0.00%, 07/23/37, (3-mo. EURIBOR + 1.30%)(b)(d)	EUR1,633	1,936,632
0.00%, 07/23/37, (3-mo. EURIBOR + 1.60%)(b)(d)	EUR650	770,858
0.00%, 07/23/37, (3-mo. EURIBOR + 1.90%)(b)(d)	EUR1,025	1,215,585
Taurus 2025-4 UK DAC
0.00%, 08/18/35, (1-day SONIA + 1.25%)(b)(d)	GBP782	1,070,630
0.00%, 08/18/35, (1-day SONIA + 1.60%)(b)(d)	GBP100	136,909
Taurus U.K. DAC
5.35%, 02/18/35, (1-day SONIA + 1.50%)(b)(d)	GBP1,828	2,504,324
5.85%, 02/18/35, (1-day SONIA + 2.00%)(b)(d)	GBP361	493,557
6.35%, 02/18/35, (1-day SONIA + 2.50%)(b)(d)	GBP446	610,368
TCO Commercial Mortgage Trust, 6.42%, 12/15/39, (1-mo. CME Term SOFR +2.74%)(a)(b)	USD2,500	2,503,125
Think Tank Commercial Series 2025, 4.67%, 12/10/57, (1-month BB Swap + 1.10%)(b)(d)	AUD1,405	980,016
THPT Mortgage Trust, 6.99%, 12/10/34(a)(b)	USD6,570	6,697,969
Thunder Logistics DAC
3.56%, 11/17/36, (3-mo. EURIBOR + 1.50%)(b)(d)	EUR789	935,407
4.11%, 11/17/36, (3-mo. EURIBOR + 2.05%)(b)(d)	EUR72	84,888
Together Asset Backed Securitisation 14 PLC, 4.49%, 08/15/66, (1-day SONIA + 0.76%)(b)(d)	GBP666	912,141
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Together Asset Backed Securitisation PLC, 4.93%, 01/15/57, (1-day SONIA + 1.20%)(b)(d)	GBP1,402	$1,930,238
Together Asset-Backed Securitisation PLC
4.66%, 09/12/56, (1-day SONIA + 0.93%)(b)(d)	GBP706	968,918
4.69%, 10/12/65, (1-day SONIA + 0.96%)(b)(d)	GBP959	1,317,953
4.93%, 09/12/56, (1-day SONIA + 1.20%)(b)(d)	GBP424	581,216
5.23%, 09/12/56, (1-day SONIA + 1.50%)(b)(d)	GBP100	137,056
5.23%, 01/15/57, (1-day SONIA + 1.50%)(b)(d)	GBP182	250,900
5.53%, 01/15/57, (1-day SONIA + 1.80%)(b)(d)	GBP109	150,516
5.68%, 09/12/56, (1-day SONIA + 1.95%)(b)(d)	GBP100	137,147
Towd Point Mortgage Trust
3.50%, 03/25/58(a)(b)	USD1,500	1,469,307
3.75%, 07/25/62(a)(b)	USD766	735,303
3.75%, 08/01/62(a)(b)	USD1,918	1,832,355
4.85%, 11/25/57(a)(b)	USD100	99,853
TRK Trust
1.15%, 07/25/56(a)(b)	USD2,062	1,870,181
2.58%, 02/25/57(a)(b)	USD6,544	6,166,655
3.29%, 07/25/56(a)(b)	USD255	213,378
3.44%, 02/25/57(a)(b)	USD5,975	5,304,817
4.34%, 06/25/57(a)(e)	USD1,326	1,277,538
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD4,304	4,522,763
U.K. Logistics DAC
5.51%, 05/17/34, (1-day SONIA + 1.65%)(d)	GBP130	177,902
7.86%, 05/17/35, (1-day SONIA + 4.00%)(b)(d)	GBP592	810,322
UBS Commercial Mortgage Trust
3.76%, 10/15/52(b)	USD1,201	1,069,846
3.84%, 10/15/50(b)	USD565	549,737
UK Logistics DAC
5.19%, 08/17/35, (1-day SONIA + 1.33%)(b)(d)	GBP2,457	3,373,703
5.21%, 02/17/35, (1-day SONIA + 1.35%)(b)(d)	GBP1,194	1,632,682
5.51%, 08/17/35, (1-day SONIA + 1.65%)(b)(d)	GBP1,266	1,738,642
5.56%, 02/17/35, (1-day SONIA + 1.70%)(b)(d)	GBP168	228,976
5.81%, 08/17/35, (1-day SONIA + 1.95%)(b)(d)	GBP525	721,118
5.96%, 02/17/35, (1-day SONIA + 2.10%)(b)(d)	GBP85	116,234
6.96%, 02/17/35, (1-day SONIA + 3.10%)(b)(d)	GBP186	254,182
University Trust
5.33%, 11/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD7,830	7,839,741
5.93%, 11/15/42, (1-mo. CME Term SOFR + 2.25%)(a)(b)	USD9,700	9,712,124
VCC Trust, 8.16%, 05/25/55(a)(e)	USD1,031	1,025,397
VEGAS, 6.22%, 07/10/36(a)(b)	USD3,985	4,032,221
VEGAS Trust, 5.52%, 11/10/39(a)	USD4,850	4,904,650
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD1,028	$958,863
4.48%, 12/26/51(a)(b)	USD348	285,457
5.03%, 05/25/51(a)(b)	USD1,459	1,092,127
5.20%, 02/25/52(a)(b)	USD214	181,385
5.22%, 06/25/52(a)(b)	USD4,233	4,189,267
5.46%, 10/25/55(a)(b)	USD2,920	2,910,634
5.49%, 10/25/54(a)(b)	USD2,467	2,485,552
5.81%, 12/25/54(a)(b)	USD5,850	5,937,779
5.87%, 06/25/55(a)(b)	USD12,025	12,194,834
6.03%, 02/25/55(a)(b)	USD1,892	1,930,681
6.04%, 10/25/55(a)(b)	USD249	247,844
6.17%, 09/25/55(a)(b)	USD1,868	1,875,949
6.31%, 09/25/55(a)(b)	USD1,087	1,081,104
6.56%, 10/25/55(a)(b)	USD278	276,679
6.58%, 04/25/54(a)(b)	USD655	671,324
6.76%, 10/25/54(a)(b)	USD387	386,938
6.85%, 10/25/55(a)(b)	USD487	484,163
6.92%, 12/25/54(a)(b)	USD207	209,039
6.98%, 02/25/55(a)(b)	USD1,997	2,031,786
7.23%, 06/25/54(a)(b)	USD1,364	1,397,242
7.33%, 02/25/55(a)(b)	USD901	913,764
7.52%, 08/25/52(a)(b)	USD1,017	985,257
9.35%, 09/25/55(a)(b)	USD996	990,257
9.45%, 10/25/55(a)(b)	USD289	287,668
9.53%, 10/25/54(a)(b)	USD256	257,531
9.63%, 01/25/53(a)(b)	USD3,878	3,738,883
9.67%, 12/25/54(a)(b)	USD2,973	3,016,425
10.15%, 02/25/55(a)(b)	USD312	315,925
10.21%, 10/25/55(a)(b)	USD105	96,088
10.28%, 12/25/54(a)(b)	USD2,480	2,361,253
Verus Securitization Trust
0.82%, 10/25/63(a)(b)	USD914	888,599
2.82%, 11/25/66(a)(b)	USD2,517	2,351,119
3.20%, 06/25/66(a)(b)	USD712	549,271
3.80%, 04/25/67(a)(b)	USD2,513	2,331,600
4.05%, 02/25/67(a)(b)	USD1,334	1,061,095
4.13%, 02/25/67(a)(e)	USD1,768	1,704,005
4.83%, 10/25/67(a)(b)	USD2,571	2,571,320
4.91%, 11/25/70(a)(b)	USD19,295	19,360,382
4.94%, 10/25/67(a)	USD9,407	9,406,455
5.02%, 01/25/71(a)	USD2,070	2,078,347
5.10%, 09/25/69(a)(b)	USD5,746	5,771,734
5.13%, 08/25/70(a)(e)	USD5,825	5,864,122
5.22%, 09/25/69(a)(b)	USD6,192	6,213,258
5.33%, 08/26/69(a)(e)	USD1,566	1,578,327
5.36%, 10/25/69(a)(b)	USD4,023	4,054,482
5.42%, 07/25/70(a)(e)	USD13,571	13,720,226
5.43%, 06/25/70(a)(e)	USD11,409	11,528,945
5.62%, 05/25/70(a)(e)	USD8,012	8,115,116
5.71%, 01/25/69(a)(e)	USD4,443	4,470,853
5.85%, 12/25/67(a)(e)	USD394	393,246
6.10%, 02/25/69(a)(e)	USD221	223,400
6.12%, 03/25/69(a)(e)	USD1,779	1,799,830
6.34%, 04/25/69(a)(e)	USD2,084	2,113,056
6.40%, 05/25/65(a)(b)	USD584	582,920
6.41%, 11/25/70(a)(b)	USD1,359	1,364,118
6.48%, 09/25/70(a)	USD1,338	1,343,968
6.54%, 10/27/70(a)(b)	USD1,735	1,742,576
6.62%, 08/25/70(a)(b)	USD1,850	1,861,171
7.38%, 10/27/70(a)(b)	USD700	703,728

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.44%, 02/25/68(a)(b)	USD4,000	$3,981,597
7.44%, 05/25/70(a)(b)	USD500	504,477
7.45%, 12/25/68(a)(b)	USD1,510	1,532,757
7.51%, 08/25/70(a)(b)	USD1,414	1,426,810
7.51%, 09/25/70(a)(b)	USD1,967	1,992,830
7.64%, 06/25/69(a)(b)	USD1,765	1,794,409
7.71%, 03/25/68(a)(b)	USD1,152	1,153,107
7.77%, 09/25/68(a)(b)	USD3,450	3,467,013
8.03%, 04/25/69(a)(b)	USD680	695,936
8.09%, 03/25/69(a)(b)	USD1,000	1,016,768
8.16%, 11/25/68(a)(b)	USD1,500	1,527,858
Verus Securitization Trust 2024, 8.40%, 04/25/69(a)(b)	USD1,240	1,268,265
Visio Trust, 1.31%, 11/25/55(a)	USD49	47,943
VTR Commercial Mortgage Trust
5.20%, 10/13/39(a)(b)	USD11,426	11,441,153
6.71%, 10/13/39(a)(b)	USD3,904	3,914,971
WaMu Mortgage Pass-Through Certificates Series Trust, 4.63%, 09/25/46, (12-mo. MTA + 0.96%)(b)	USD35	28,993
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust, 4.92%, 04/25/47, (12-mo. MTA + 1.25%)(b)	USD239	211,292
Wells Fargo Commercial Mortgage Trust
3.75%, 03/15/59	USD850	848,275
4.02%, 12/15/49(b)	USD440	436,327
4.06%, 08/17/36(a)(b)	USD210	206,549
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD660	653,817
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD870	844,624
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD160	148,372
WEST Trust, 5.28%, 04/10/35(a)(b)	USD4,126	4,187,675
WHARF Commercial Mortgage Trust
5.53%, 07/15/40(a)(b)	USD3,947	4,067,877
7.98%, 07/15/40(a)(b)	USD2,897	2,951,491
Winchester 1 PLC
4.63%, 10/21/56(d)	GBP675	927,161
4.94%, 10/21/56, (1-day SONIA + 1.20%)(d)	GBP340	466,122
5.29%, 10/21/56, (1-day SONIA + 1.55%)(d)	GBP100	137,999
5.74%, 10/21/56, (1-day SONIA + 2.00%)(d)	GBP100	138,438
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD293	279,670
3.50%, 01/20/45(a)(b)	USD129	121,412
3.50%, 02/20/45(a)(b)	USD361	338,058
3.50%, 02/20/45(a)(b)	USD145	134,759
3.76%, 08/20/45(a)(b)	USD450	313,707
3.93%, 06/20/44(a)(b)	USD381	370,623
4.00%, 09/20/44(a)(b)	USD92	90,068
4.00%, 11/20/44(a)(b)	USD250	190,867
		3,407,687,713
Municpal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 4.55%, 12/20/66(d)	GBP482	660,290
Total Collateralized Mortgage Obligations — 21.3% (Cost: $3,475,071,203)		3,510,945,560
Security	Par (000)	Value
Convertible Bonds
Engineering & Construction — 0.0%
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)	EUR4,400	$4,720,466
Real Estate — 0.1%
Vonovia SE, Series B, 0.88%, 05/20/32(d)	EUR8,000	9,202,192
Semiconductors — 0.0%
ams-OSRAM AG, Series ., 2.13%, 11/03/27(d)	EUR1,100	1,250,099
Transportation — 0.1%
Ocado Group PLC, 0.75%, 01/18/27(d)	GBP7,000	9,168,586
Total Convertible Bonds — 0.2% (Cost: $23,626,751)		24,341,343
Corporate Bonds & Notes
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)(h)	USD2,899	3,023,086
7.50%, 03/15/33(a)	USD1,716	1,823,313
7.88%, 04/01/30(a)(h)	USD6,569	6,916,283
Lamar Media Corp.
3.75%, 02/15/28	USD586	575,290
4.00%, 02/15/30	USD323	312,269
4.88%, 01/15/29	USD4,098	4,098,410
5.38%, 11/01/33(a)	USD377	376,011
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	USD1,034	1,061,717
10.38%, 05/15/31(a)(h)	USD8,599	9,091,668
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD877	856,018
4.63%, 03/15/30(a)(h)	USD190	185,527
5.00%, 08/15/27(a)(h)	USD3,367	3,366,305
7.38%, 02/15/31(a)	USD851	896,244
Stagwell Global LLC, 5.63%, 08/15/29(a)	USD4,505	4,368,334
Summer BC Holdco B Sarl, 6.31%, 02/15/30, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR11,253	12,529,901
Summer BC Holdco B SARL, 5.88%, 02/15/30(d)	EUR6,997	7,710,473
WPP Finance 2013, 3.63%, 06/09/31(d)	EUR25,280	29,651,597
		86,842,446
Aerospace & Defense — 0.5%
ATI, Inc., 7.25%, 08/15/30(h)	USD4,524	4,742,523
Boeing Co. (The), 3.75%, 02/01/50	USD11,542	8,452,835
Bombardier, Inc.
7.00%, 06/01/32(a)(h)	USD2,146	2,252,695
7.25%, 07/01/31(a)	USD995	1,056,356
8.75%, 11/15/30(a)	USD4,920	5,272,602
Czechoslovak Group A/S, 5.25%, 01/10/31(d)	EUR8,217	10,166,143
Spirit AeroSystems, Inc., 4.60%, 06/15/28(h)	USD2,756	2,773,833
TransDigm, Inc.
4.63%, 01/15/29	USD4,709	4,680,536
4.88%, 05/01/29(h)	USD110	109,799
6.00%, 01/15/33(a)	USD1,528	1,556,868
6.25%, 01/31/34(a)	USD100	103,347
6.38%, 03/01/29(a)	USD2,861	2,942,038
6.38%, 05/31/33(a)	USD6,618	6,737,203
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.63%, 03/01/32(a)(h)	USD9,680	$10,008,859
6.75%, 08/15/28(a)	USD8,636	8,781,335
6.75%, 01/31/34(a)	USD1,766	1,827,838
6.88%, 12/15/30(a)	USD944	983,256
7.13%, 12/01/31(a)	USD3,864	4,052,212
		76,500,278
Agriculture — 0.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)	USD1,397	1,397,473
6.00%, 06/15/30(a)(h)	USD2,591	2,625,502
Imperial Brands Finance PLC, 3.88%, 02/12/34(d)	EUR5,672	6,668,344
MHP Lux SA, 10.50%, 07/28/29(a)	USD335	345,050
Tereos Finance Groupe I SA, 7.25%, 04/15/28(d)	EUR2,559	3,102,381
		14,138,750
Airlines — 0.5%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(h)(i)	USD709	739,708
Air Canada, 3.88%, 08/15/26(a)	USD2,152	2,143,839
Air France-KLM, Series ., 5.75%, (5-year EURIBOR ICE Swap + 3.58%)(b)(d)(j)	EUR11,000	13,362,630
American Airlines, Inc.
7.25%, 02/15/28(a)(h)	USD3,273	3,332,159
8.50%, 05/15/29(a)(h)	USD980	1,022,622
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD8,181	8,266,115
Avianca Midco 2 PLC, 9.50%, 01/28/31(a)	USD425	433,628
Azul Secured Finance LLP
9.88%, 02/15/31(a)	USD320	323,600
9.88%, 02/15/31	USD450	445,626
Delta Air Lines, Inc.
4.95%, 07/10/28(h)	USD10,048	10,220,180
5.25%, 07/10/30	USD8,033	8,225,642
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(b)(d)	EUR10,100	12,353,196
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(d)	USD3,466	3,567,814
JetBlue Airways Corp., 9.88%, 09/20/31(a)(h)	USD8,900	8,938,866
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(h)	USD2,548	2,417,458
7.88%, 05/01/27(a)	USD900	901,540
9.50%, 06/01/28(a)(h)	USD1,450	1,508,484
		78,203,107
Apparel — 0.2%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(d)	EUR7,356	8,927,798
10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(h)(i)	USD7,865	8,653,927
PrestigeBidCo GmbH, 5.77%, 07/01/29, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR1,253	1,496,376
VF Corp.
2.80%, 04/23/27(h)	USD1,767	1,723,576
2.95%, 04/23/30(h)	USD1,474	1,344,463
4.25%, 03/07/29	EUR11,000	13,201,259
		35,347,399
Security	Par (000)	Value
Auto Manufacturers — 1.0%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(h)	USD283	$266,765
4.75%, 10/01/27(a)(h)	USD869	868,987
5.88%, 06/01/29(a)	USD1,222	1,237,368
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(d)	GBP7,662	9,432,703
BMW International Investment BV, 3.00%, 08/27/27(d)	EUR3,402	4,068,925
Ford Motor Credit Co. LLC, 4.97%, 04/06/29	USD7,740	7,781,441
Hyundai Capital America, 5.03%, 03/27/30, (1-day SOFR + 1.35%)(b)(d)	USD2,500	2,534,209
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(h)	USD2,508	2,484,318
5.50%, 07/15/29(a)	USD1,774	1,772,527
5.88%, 01/15/28(a)	USD2,053	2,052,577
Mercedes-Benz International Finance BV, 2.50%, 09/05/28(d)	EUR4,000	4,745,424
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	USD2,845	2,785,817
5.63%, 09/29/28(a)(h)	USD4,816	4,832,514
6.13%, 09/30/30(a)	USD4,019	4,007,843
7.05%, 09/15/28(a)	USD534	553,693
Nissan Motor Co. Ltd.
4.81%, 09/17/30(a)(h)	USD9,709	9,165,732
5.25%, 07/17/29(d)	EUR13,904	16,961,966
6.38%, 07/17/33(d)	EUR12,700	15,582,076
7.50%, 07/17/30(a)	USD763	801,130
7.75%, 07/17/32(a)	USD3,334	3,518,627
8.13%, 07/17/35(a)	USD2,516	2,686,892
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(b)(d)	EUR7,100	8,635,032
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(b)(d)	EUR20,000	24,988,913
6.13%, , (5-year EURIBOR ICE Swap + 3.83%)(b)(d)(j)	EUR3,800	4,618,747
Renault SA, 3.88%, 09/30/30(d)	EUR3,800	4,557,371
Volkswagen Bank GmbH, 4.63%, 05/03/31(d)	EUR2,500	3,131,802
Volkswagen International Finance NV
3.88%, (10-year EUR Swap + 3.37%)(b)(d)(j)	EUR5,000	5,956,145
4.38%, (9-year EUR Swap + 3.36%)(b)(d)(j)	EUR3,900	4,604,175
5.49%, (5-year EURIBOR ICE Swap + 3.17%)(b)(d)(j)	EUR3,200	3,975,739
Series ., 5.99%, (8-year EURIBOR ICE Swap + 3.12%)(b)(d)(j)	EUR11,900	14,934,338
		173,543,796
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD807	825,348
7.50%, 02/15/33(a)(h)	USD6,893	7,157,312
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	USD569	555,138
6.38%, 10/15/32(a)	USD113	115,293
7.75%, 10/15/33(a)(h)	USD5,275	5,426,537
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD2,207	2,305,064

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(d)	EUR11,859	$14,281,879
6.75%, 09/15/32(a)	USD8,291	8,581,434
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR2,411	3,042,725
Dana, Inc., 4.25%, 09/01/30	USD201	192,003
Forvia SE
3.75%, 06/15/28(d)	EUR257	304,932
5.50%, 06/15/31(d)	EUR5,893	7,244,575
5.63%, 06/15/30(d)	EUR3,320	4,122,366
6.75%, 09/15/33(a)(h)	USD6,207	6,364,292
8.00%, 06/15/30(a)(h)	USD727	776,123
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(h)	USD876	873,157
5.00%, 07/15/29(h)	USD1,053	1,031,237
5.25%, 07/15/31(h)	USD3,780	3,600,322
5.63%, 04/30/33(h)	USD1,948	1,857,184
6.63%, 07/15/30(h)	USD123	125,579
IHO Verwaltungs GmbH
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(d)(i)	EUR6,272	8,046,592
8.75%, 05/15/28, (8.75% PIK)(d)(i)	EUR4,000	4,915,613
Mahle GmbH
2.38%, 05/14/28(d)	EUR200	230,956
6.50%, 05/02/31(d)	EUR10,881	13,450,640
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	USD2,258	2,300,256
6.25%, 08/15/33(a)	USD609	628,545
Schaeffler AG
4.25%, 04/01/28(d)	EUR1,800	2,179,419
5.38%, 04/01/31(d)	EUR2,200	2,770,895
Tenneco, Inc., 8.00%, 11/17/28(a)	USD7,581	7,626,114
ZF Europe Finance BV
2.50%, 10/23/27(d)	EUR10,900	12,785,369
3.00%, 10/23/29(d)	EUR4,400	4,963,089
6.13%, 03/13/29(d)	EUR5,000	6,183,828
7.00%, 06/12/30(d)	EUR11,200	14,150,984
ZF Finance GmbH, 2.25%, 05/03/28(d)	EUR4,000	4,585,573
ZF North America Capital, Inc.
6.88%, 04/14/28(a)	USD632	652,537
6.88%, 04/23/32(a)	USD3,473	3,463,148
7.13%, 04/14/30(a)	USD4,467	4,571,479
7.50%, 03/24/31(a)(h)	USD5,211	5,341,218
		167,628,755
Banks — 4.6%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.45%)(b)(d)	EUR3,100	3,815,724
ABN AMRO Bank NV, 5.50%, 09/21/33, (5-year EURIBOR ICE Swap + 2.45%)(b)(d)	EUR3,500	4,382,709
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.52%)(b)(d)(j)	USD589	624,340
AIB Group PLC
6.00%, (5-year EURIBOR ICE Swap + 3.70%)(b)(d)(j)	EUR3,500	4,295,107
7.13%, (5-year EURIBOR ICE Swap + 4.38%)(b)(d)(j)	EUR3,553	4,569,528
Al Rajhi Sukuk Ltd., 6.25%, (6-year CMT + 1.59%)(b)(d)(j)	USD1,263	1,271,285
Security	Par (000)	Value
Banks (continued)
Alpha Bank SA, 6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.27%)(b)(d)	EUR3,000	$3,840,281
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(b)(d)(j)	USD4,500	4,466,250
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP6,300	8,448,956
Banca Monte dei Paschi di Siena SpA, 4.38%, 10/02/35, (5-year EURIBOR ICE Swap + 2.15%)(b)(d)	EUR8,500	10,343,076
Banco Bilbao Vizcaya Argentaria SA
6.88%, (5-year EUR Swap + 4.26%)(b)(d)(j)	EUR1,000	1,295,668
7.75%, (5-year CMT + 3.25%)(b)(h)(j)	USD3,227	3,471,536
8.38%, (5-year EURIBOR ICE Swap + 5.54%)(b)(d)(j)	EUR5,000	6,541,826
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.94%)(a)(b)(h)(j)	USD468	503,914
Banco de Sabadell SA
5.13%, 11/10/28, (1-year EUR Swap + 2.25%)(b)(d)	EUR6,300	7,790,370
5.25%, 02/07/29, (1-year EUR Swap + 2.40%)(b)(d)	EUR13,800	17,158,349
5.50%, 09/08/29, (1-year EURIBOR ICE Swap + 2.40%)(b)(d)	EUR4,600	5,821,125
Banco Mercantil del Norte SA/Grand Cayman, 8.38%, (5-year CMT + 4.07%)(a)(b)(j)	USD758	800,069
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.47%)(b)(d)(j)	USD4,500	4,406,400
Bank of America Corp.
0.58%, 08/24/28, (3-mo. EURIBOR + 0.76%)(b)(d)	EUR2,950	3,397,769
3.26%, 01/28/31, (3-mo. EURIBOR + 0.90%)(b)(d)	EUR9,274	11,082,307
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	USD8,580	8,756,758
Bankinter SA
5.00%, 06/25/34, (5-year EURIBOR ICE Swap + 2.35%)(b)(d)	EUR2,000	2,478,597
7.38%, (5-year EURIBOR ICE Swap + 4.70%)(b)(d)(j)	EUR4,400	5,632,468
Series ., 3.25%, 11/03/33, (1-year EURIBOR ICE Swap + 0.80%)(b)(d)	EUR10,500	12,353,644
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(d)	EUR15,200	16,682,477
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.75%)(b)(d)	EUR16,700	20,137,418
Barclays PLC, 9.25%, (5-year GBP Swap + 5.64%)(b)(j)	GBP2,600	3,863,699
BNP Paribas SA, 3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR15,300	18,234,918
BPER Banca SpA, 6.50%, (5-year EURIBOR ICE Swap + 4.34%)(b)(d)(j)	EUR5,000	6,218,433
CaixaBank SA
6.25%, (5-year EURIBOR ICE Swap + 3.93%)(b)(d)(j)	EUR2,200	2,790,313
7.50%, (5-year EURIBOR ICE Swap + 5.29%)(b)(d)(j)	EUR2,600	3,426,688
Series ., 5.88%, (5-year EUR Swap + 6.35%)(b)(d)(j)	EUR5,400	6,631,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
0.00%, 12/11/30(b)(f)	USD24,587	$24,515,452
3.49%, 10/22/34, (3-mo. EURIBOR + 1.30%)(b)	EUR7,735	9,064,431
3.75%, 05/14/32, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR14,345	17,396,215
4.11%, 04/29/36, (3-mo. EURIBOR + 1.58%)(b)	EUR2,619	3,177,882
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	USD8,565	8,729,925
6.35%, 09/09/30(b)	USD40,455	39,930,420
Commerzbank AG
4.25%, (5-year EUR Swap + 4.38%)(b)(d)(j)	EUR2,600	3,085,348
6.50%, (5-year EUR Swap + 6.74%)(b)(d)(j)	EUR4,200	5,323,177
6.63%, (5-year EURIBOR ICE Swap + 4.23%)(b)(d)(j)	EUR200	253,272
7.88%, (5-year EURIBOR ICE Swap + 5.12%)(b)(d)(j)	EUR1,200	1,623,614
Commonwealth Bank of Australia, 3.79%, 08/26/37, (5-year EURIBOR ICE Swap + 1.32%)(b)(d)	EUR3,575	4,245,918
Cooperatieve Rabobank UA
3.25%, (b)(d)(j)	EUR3,800	4,504,148
4.63%, 01/27/28, (3-mo. EURIBOR + 1.55%)(b)(d)	EUR8,600	10,411,981
Credit Agricole SA
0.50%, 09/21/29, (3-mo. EURIBOR + 0.68%)(b)(d)	EUR9,500	10,625,548
5.88%, (5-year EURIBOR ICE Swap + 3.63%)(b)(d)(j)	EUR3,400	4,157,752
Series `, 3.75%, 01/23/31, (3-mo. EURIBOR + 1.10%)(b)(d)	EUR16,500	20,057,836
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.55%)(b)(d)(j)	EUR5,800	6,879,221
4.63%, (5-year EURIBOR ICE Swap + 4.74%)(b)(d)(j)	EUR7,400	8,749,588
8.13%, (5-year USD ICE Swap +4.36%)(b)(d)(j)	USD2,800	3,016,824
Series .., 6.75%, , (5-year EURIBOR ICE Swap + 4.03%)(b)(d)(j)	EUR2,800	3,455,887
Eurobank SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(b)(d)	EUR3,275	3,936,770
Fifth Third Bancorp, 4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	USD3,354	3,350,990
First Abu Dhabi Bank PJSC, 5.88%, (6-year CMT + 2.08%)(b)(d)(j)	USD655	661,059
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD5,284	5,824,971
Goldman Sachs Bank USA/New York, 6.60%, 09/12/30(b)(f)	USD40,455	40,309,362
Goldman Sachs Group, Inc.(The)
1.25%, 02/07/29(d)	EUR4,003	4,545,403
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	USD11,656	11,606,024
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	USD10,570	10,471,443
7.25%, 04/10/28	GBP617	894,994
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
3.31%, 05/13/30, (3-mo. EURIBOR + 1.26%)(b)(d)	EUR8,252	$9,893,252
5.64%, 08/28/36, (3-month BB Swap + 1.60%)(b)(d)	AUD2,000	1,357,382
ING Groep NV
7.25%, (5-year USD ICE Swap + 4.08%)(b)(d)(j)	USD2,750	2,936,225
8.00%, (5-year USD ICE Swap + 4.36%)(b)(d)(j)	USD2,525	2,744,611
Intesa Sanpaolo SpA
5.50%, (5-year EUR Swap + 5.85%)(b)(d)(j)	EUR2,758	3,364,981
Series -*, 6.38%, , (5-year EUR Swap + 5.55%)(b)(d)(j)	EUR8,600	10,708,793
KBC Group NV, 8.00%, (5-year EURIBOR ICE Swap + 4.92%)(b)(d)(j)	EUR2,200	2,868,546
KeyCorp, 5.31%, 01/28/37, (1-day SOFR + 1.36%)(b)	USD1,515	1,516,727
LG Electronics, Inc., 5.63%, 04/24/27(d)	USD2,312	2,350,379
Lloyds Banking Group PLC
8.50%, (5-year UK Government Bond + 5.88%)(b)(j)	GBP1,300	1,872,334
Series ., 7.50%, (5-year UK Government Bond + 3.43%)(b)(j)	GBP2,575	3,695,801
Mitsubishi UFJ Financial Group, Inc., 6.35%, , (5-year CMT + 2.07%)(b)(j)	USD2,000	2,042,982
Morgan Stanley
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR1,950	2,290,755
3.96%, 03/21/35(b)	EUR10,761	13,020,221
4.66%, 03/02/29, (3-mo. EURIBOR + 1.30%)(b)	EUR28,037	34,561,998
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	USD4,470	4,415,212
National Australia Bank Ltd.
4.95%, 11/14/35, (3-month BB Swap + 1.30%)(b)(d)	AUD6,000	4,196,360
5.77%, 07/30/40, (3-month BB Swap + 1.70%)(b)(d)	AUD3,000	2,064,170
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(b)(d)	EUR3,700	4,748,320
NatWest Group PLC
4.07%, 09/06/28, (3-mo. EURIBOR + 1.91%)(b)(d)	EUR5,007	6,077,278
7.50%, (5-year UK Government Bond + 3.29%)(b)(j)	GBP5,025	7,233,442
PNC Financial Services Group, Inc. (The), 5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	USD3,325	3,321,912
Societe Generale SA, 5.75%, 01/22/32, (3-mo. EURIBOR + 0.98%)(b)(d)	GBP6,600	9,292,391
Standard Chartered PLC
4.30%, (b)(d)(j)	SGD4,000	3,171,134
7.00%, , (5-year CMT + 2.87%)(a)(b)(j)	USD6,000	6,173,520
Sumitomo Mitsui Financial Group, Inc.
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	USD2,750	2,747,657
6.45%, (5-year CMT + 1.90%)(b)(j)	USD4,000	4,075,284

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp, 2.87%, 05/21/28, (3-mo. EURIBOR + 0.80%)(b)	EUR10,860	$12,899,155
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.77%)(b)(d)	EUR6,670	7,596,245
4.75%, 03/17/32, (1-year EURIBOR ICE Swap + 1.60%)(b)(d)	EUR6,949	8,828,691
5.13%, (5-year CMT + 4.86%)(b)(d)(j)	USD1,200	1,200,000
UniCredit SpA
3.73%, 06/10/35(d)	EUR6,649	7,912,668
4.20%, 06/11/34(d)	EUR5,946	7,282,149
United Overseas Bank Ltd., 3.00%, (b)(d)(j)	SGD10,000	7,847,260
Wells Fargo & Co.
1.00%, 02/02/27(d)	EUR15,931	18,643,376
1.50%, 05/24/27(d)	EUR2,973	3,483,399
2.73%, 07/22/28, (3-mo. EURIBOR + 0.70%)(b)(d)	EUR14,457	17,191,258
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(b)(d)	EUR11,321	13,815,208
4.96%, 01/23/37, (1-day SOFR + 1.10%)(b)	USD9,600	9,521,603
Westpac Banking Corp.
5.82%, 06/04/40, (3-month BB Swap + 1.78%)(b)(d)	AUD4,000	2,762,449
6.14%, 11/13/45(d)	AUD4,610	3,188,024
		761,251,993
Beverages — 0.1%
Heineken NV
3.51%, 05/03/34(d)	EUR370	437,393
4.24%, 11/14/45(d)	EUR10,108	11,660,013
PepsiCo, Inc., 4.05%, 07/28/55	EUR4,200	4,714,570
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	USD2,058	2,012,001
		18,823,977
Biotechnology — 0.1%
Amgen, Inc.
2.77%, 09/01/53	USD12,174	7,268,592
5.75%, 03/02/63	USD4,755	4,648,934
Biocon Biologics Global PLC, 6.67%, 10/09/29(d)	USD790	800,270
Genmab A/S
6.25%, 12/15/32(a)	USD559	572,996
7.25%, 12/15/33(a)	USD867	917,598
		14,208,390
Building Materials — 0.5%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	USD1,263	1,203,807
5.00%, 03/01/30(a)	USD904	900,705
6.38%, 06/15/32(a)	USD3,311	3,412,297
6.38%, 03/01/34(a)	USD4,426	4,579,485
6.75%, 05/15/35(a)	USD100	105,063
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(b)(j)	USD468	490,698
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(d)	EUR11,223	13,813,704
6.63%, 12/15/30(a)	USD6,436	6,661,756
6.75%, 07/15/31(a)	USD247	259,142
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR5,937	7,348,419
Security	Par (000)	Value
Building Materials (continued)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	USD2,689	$2,761,772
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	USD10,424	10,810,643
6.75%, 03/01/33(a)	USD273	283,611
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	USD3,188	3,277,041
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD2,451	2,458,654
8.88%, 11/15/31(a)(h)	USD3,470	3,699,350
Standard Building Solutions, Inc.
6.25%, 08/01/33(a)	USD2,433	2,486,908
6.50%, 08/15/32(a)	USD3,957	4,080,209
Standard Industries, Inc./New York
4.38%, 07/15/30(a)	USD2,873	2,771,616
4.75%, 01/15/28(a)	USD3,666	3,646,834
		75,051,714
Chemicals — 1.3%
Air Liquide Finance SA
0.38%, 09/20/33(d)	EUR4,400	4,231,258
3.00%, 05/05/33(d)	EUR6,300	7,350,867
Air Products and Chemicals, Inc., 2.95%, 05/14/31	EUR8,791	10,343,489
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD1,119	1,077,032
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(h)	USD1,251	1,248,471
Brenntag Finance BV, 3.38%, 10/02/31(d)	EUR3,800	4,475,718
Celanese U.S. Holdings LLC
6.50%, 04/15/30(h)	USD2,259	2,298,331
6.75%, 04/15/33(h)	USD5,524	5,595,503
6.85%, 11/15/28(h)	USD1,649	1,731,091
7.00%, 02/15/31	USD1,273	1,302,119
7.20%, 11/15/33(h)	USD1,905	2,015,313
7.33%, 07/15/29	USD560	588,829
7.38%, 07/15/32	USD1,353	1,411,571
7.38%, 02/15/34(h)	USD2,932	2,983,550
Chemours Co.(The)
4.63%, 11/15/29(a)(h)	USD2,872	2,678,115
8.00%, 01/15/33(a)(h)	USD6,777	6,794,850
FIS Fabbrica Italiana Sintetici SpA
5.28%, 02/05/31, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR1,446	1,713,707
5.63%, 08/01/27(d)	EUR3,175	3,765,048
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD13,625	10,927,646
GC Treasury Center Co. Ltd.
6.50%, , (5-year CMT + 2.82%)(b)(d)(j)	USD4,455	4,504,228
7.13%, (5-year CMT + 3.16%)(b)(d)(j)	USD3,205	3,281,119
Herens Holdco SARL, 4.75%, 05/15/28(a)(h)	USD1,682	1,479,954
Huntsman International LLC
2.95%, 06/15/31(h)	USD2,401	2,049,836
4.50%, 05/01/29	USD1,871	1,800,352
Ineos Finance PLC, 6.38%, 04/15/29(d)	EUR5,503	5,626,337
INEOS Finance PLC
6.75%, 05/15/28(a)	USD400	350,620
7.25%, 03/31/31(d)	EUR4,203	4,165,152
7.50%, 04/15/29(a)(h)	USD11,433	9,575,755
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(d)	EUR1,930	1,712,257
8.50%, 03/15/29(d)	EUR6,735	6,506,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD1,169	$1,157,889
Italmatch Chemicals SpA
6.23%, 02/05/31(b)(d)	EUR2,595	3,079,919
6.25%, 02/05/31(d)	EUR1,262	1,500,863
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR15,700	18,882,671
Kronos International, Inc., 9.50%, 03/15/29(d)	EUR8,463	9,114,445
Lenzing AG, 9.00%, (3-year EURIBOR ICE Swap + 12.10%)(b)(d)(j)	EUR4,800	5,669,878
Lune Holdings Sarl, 5.63%, 11/15/28(d)	EUR4,892	565,408
MEGlobal BV, 4.25%, 11/03/26(d)	USD678	676,729
Methanex Corp., 5.13%, 10/15/27(h)	USD3,883	3,894,043
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)	USD880	907,470
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD80	78,008
5.25%, 06/01/27(a)(h)	USD4,443	4,463,758
9.00%, 02/15/30(a)	USD3,113	3,319,793
OCP SA
5.13%, 06/23/51(d)	USD521	420,984
7.50%, 05/02/54(a)	USD989	1,077,066
Olin Corp.
5.00%, 02/01/30(h)	USD306	298,367
5.63%, 08/01/29	USD535	536,455
6.63%, 04/01/33(a)(h)	USD4,968	4,868,216
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29(d)	EUR1,421	1,574,606
6.13%, 02/15/33(d)	EUR5,927	7,041,205
6.25%, 10/01/29(a)	USD6,301	6,165,657
7.25%, 06/15/31(a)	USD1,651	1,692,353
Series 144*, 7.25%, 02/15/33(a)	USD4,192	4,175,687
Sasol Financing USA LLC
4.38%, 09/18/26	USD468	464,104
6.50%, 09/27/28(h)	USD1,535	1,525,882
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(a)	USD2,841	2,834,101
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(d)	EUR2,852	3,546,243
Sherwin-Williams Co. (The), 2.90%, 03/15/52	USD5,500	3,405,885
Synthomer PLC, 7.38%, 05/02/29(d)	EUR5,500	5,291,106
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD905	905,000
6.63%, 08/15/32(a)	USD4,247	4,223,540
7.00%, 08/01/33(a)	USD739	739,924
		217,681,986
Commercial Services — 2.7%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	USD2,001	1,949,541
5.88%, 10/15/33(a)	USD1,093	1,108,028
Albion Financing 1 Sarl/Aggreko Holdings, Inc.
5.38%, 05/21/30(d)	EUR11,756	14,396,664
7.00%, 05/21/30(a)	USD3,783	3,942,877
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD5,737	6,037,751
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)(h)	USD8,993	8,916,603
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28(a)	USD400	$395,305
4.88%, 06/01/28(d)	GBP9,072	12,244,233
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR9,600	11,905,174
Anticimex International AB, 5.30%, 11/17/31(k)	EUR1,350	1,609,327
APCOA Group GmbH, 6.00%, 04/15/31(d)	EUR19,000	22,861,434
Arena Luxembourg Finance Sarl, 4.52%, 05/01/30, (3-mo. EURIBOR + 2.50%)(b)(d)	EUR4,122	4,931,635
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)(h)	USD3,680	3,761,954
8.38%, 06/15/32(a)(h)	USD7,336	7,546,757
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(d)	EUR4,300	4,918,950
6.13%, 11/30/28(d)	GBP9,176	12,051,797
6.50%, 07/10/31(d)	EUR14,964	16,740,028
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD1,567	1,596,838
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	USD468	476,485
Block, Inc.
2.75%, 06/01/26	USD3,713	3,690,973
3.50%, 06/01/31	USD939	878,126
5.63%, 08/15/30(a)	USD552	561,849
6.00%, 08/15/33(a)	USD2,646	2,702,844
6.50%, 05/15/32(h)	USD4,229	4,393,734
Boels Topholding BV
5.75%, 05/15/30(d)	EUR9,030	11,044,620
6.25%, 02/15/29(d)	EUR2,297	2,806,956
Brink's Co.(The)
4.63%, 10/15/27(a)	USD984	983,907
6.50%, 06/15/29(a)	USD2,376	2,451,224
6.75%, 06/15/32(a)	USD974	1,013,850
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)(h)	USD4,432	4,182,842
Cofiroute SA, 1.00%, 05/19/31(d)	EUR7,000	7,488,457
Currenta Group Holdings Sarl, 6.06%, 05/15/32, (3-mo. EURIBOR + 4.00%)(b)(d)	EUR1,917	2,278,553
EC Finance PLC, 3.25%, 10/15/26(d)	EUR8,900	10,467,087
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(h)	USD1,492	1,573,762
8.63%, 05/15/32(a)	USD3,438	3,675,315
9.00%, 05/15/28(a)	USD2,313	2,417,189
Flinders Port Holdings Pty Ltd., 6.10%, 07/10/34	AUD1,500	1,056,945
Garda World Security Corp.
6.00%, 06/01/29(a)	USD709	697,649
7.75%, 02/15/28(a)	USD1,367	1,396,066
8.25%, 08/01/32(a)	USD7,883	8,055,362
8.38%, 11/15/32(a)	USD2,150	2,207,332
GEO Group, Inc. (The), 8.63%, 04/15/29	USD4,233	4,426,587
Herc Holdings, Inc.
5.75%, 03/15/31(a)	USD241	242,711
6.00%, 03/15/34(a)	USD148	148,750
6.63%, 06/15/29(a)(h)	USD3,239	3,352,015
7.00%, 06/15/30(a)	USD3,624	3,803,616
7.25%, 06/15/33(a)(h)	USD2,510	2,656,361
ION Platform Finance SARL
6.50%, 09/30/30(d)	EUR10,710	11,672,434

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.88%, 09/30/32(d)	EUR9,546	$10,200,945
7.88%, 05/01/29(d)	EUR14,014	16,157,653
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD6,672	5,851,438
Kapla Holding SAS, 5.00%, 04/30/31(d)	EUR16,744	20,124,025
Kaspi.KZ JSC
6.25%, 03/26/30(a)	USD2,915	2,986,155
6.25%, 03/26/30(d)	USD817	836,943
Loxam SAS
4.25%, 02/15/30(d)	EUR2,000	2,391,437
4.25%, 02/15/31(d)	EUR14,781	17,623,525
6.38%, 05/15/28(d)	EUR900	1,097,749
6.38%, 05/31/29(d)	EUR5,503	6,744,217
Motability Operations Group PLC
3.88%, 01/24/34(d)	EUR5,596	6,724,570
4.00%, 01/17/30(d)	EUR3,990	4,900,965
4.13%, 02/04/38(d)	EUR2,720	3,230,283
NSW Ports Finance Co. Pty Ltd., 5.43%, 09/19/34(d)	AUD650	439,927
Pachelbel Bidco SpA
6.28%, 05/17/31, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR4,116	4,893,005
7.13%, 05/17/31(d)	EUR15,821	19,732,005
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(h)	USD2,641	2,586,952
Q-Park Holding I BV
5.13%, 03/01/29(d)	EUR1,229	1,494,900
5.13%, 02/15/30(d)	EUR3,303	4,031,857
Service Corp. International/U.S.
3.38%, 08/15/30	USD1,682	1,573,437
4.00%, 05/15/31	USD870	827,910
4.63%, 12/15/27	USD223	222,726
5.13%, 06/01/29	USD3,095	3,113,941
5.75%, 10/15/32(h)	USD718	729,390
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(d)	EUR11,980	14,459,663
6.75%, 08/15/32(a)	USD3,873	3,951,204
Techem Verwaltungsgesellschaft 675 mbH, 4.63%, 07/15/32(d)	EUR7,700	9,187,899
United Rentals North America, Inc.
3.75%, 01/15/32(h)	USD2,321	2,168,900
3.88%, 11/15/27	USD562	557,302
4.00%, 07/15/30	USD4,954	4,786,609
4.88%, 01/15/28	USD4,544	4,545,000
5.38%, 11/15/33(a)	USD1,059	1,058,377
Verisure Holding AB, 7.13%, 02/01/28(d)	EUR375	454,222
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD3,341	3,512,888
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	USD2,253	2,244,590
6.63%, 06/15/29(a)	USD3,635	3,758,081
6.63%, 04/15/30(a)	USD95	98,430
7.38%, 10/01/31(a)(h)	USD607	632,854
Worldline SA/France
4.13%, 09/12/28(d)	EUR3,700	3,969,998
5.25%, 11/27/29(d)	EUR6,800	7,030,534
		440,651,003
Computers — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(d)	EUR11,092	13,034,775
Security	Par (000)	Value
Computers (continued)
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD1,952	$2,057,063
Atos SE
6.08%, 12/18/30(b)(d)(e)	EUR3,150	3,853,832
Series ., 10.53%, 12/18/29(b)(d)(e)	EUR14,683	19,788,453
Cedacri Mergeco SpA, 6.69%, 05/15/28, (3-mo. EURIBOR + 4.62%)(b)(d)	EUR7,927	9,398,712
McAfee Corp., 7.38%, 02/15/30(a)(h)	USD12,470	9,921,121
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD5,835	6,253,463
NCR Voyix Corp.
5.00%, 10/01/28(a)	USD3,981	3,929,548
5.13%, 04/15/29(a)	USD1,213	1,195,433
OVH Groupe SA, 4.75%, 02/05/31(d)	EUR6,000	7,128,832
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)(h)	USD2,718	2,870,956
8.50%, 07/15/31(a)	USD1,559	1,649,720
9.63%, 12/01/32(a)	USD2,323	2,625,954
		83,707,862
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	USD4,384	4,202,810
5.50%, 06/01/28(a)	USD544	544,176
Opal Bidco SAS
5.50%, 03/31/32(d)	EUR11,649	14,183,029
6.50%, 03/31/32(a)	USD2,592	2,644,934
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(h)	USD1,338	1,297,810
6.13%, 09/30/32(h)	USD2,942	2,893,536
Prestige Brands, Inc.
3.75%, 04/01/31(a)	USD524	489,796
5.13%, 01/15/28(a)	USD1,213	1,213,460
		27,469,551
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(h)	USD312	301,076
4.00%, 01/15/28(a)	USD673	664,284
IMCD NV
2.13%, 03/31/27(d)	EUR12,352	14,573,393
4.88%, 09/18/28(d)	EUR7,193	8,916,548
		24,455,301
Diversified Financial Services — 1.7%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD1,767	1,766,417
6.70%, 02/14/33(h)	USD387	403,423
Aretec Group, Inc., 10.00%, 08/15/30(a)	USD5,873	6,326,337
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD2,282	2,390,027
7.75%, 04/15/30(a)	USD3,303	3,476,176
Bracken MidCo1 PLC, 6.75%, 11/01/27, (6.75% PIK)(b)(d)(i)	GBP4,143	5,640,298
Capital One Financial Corp., 5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	USD4,375	4,314,059
Credit Acceptance Corp.
6.63%, 03/15/30(a)(h)	USD6,814	6,820,687
9.25%, 12/15/28(a)	USD150	157,181
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD1,119	1,135,774
6.75%, 12/01/32(a)	USD2,344	2,363,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Encore Capital Group, Inc., 4.25%, 06/01/28(d)	GBP3,548	$4,669,324
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD2,192	2,244,016
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD2,221	2,204,063
7.88%, 04/01/33(a)	USD4,475	4,564,666
8.38%, 04/01/32(a)	USD598	625,556
9.13%, 05/15/31(a)	USD2,163	2,286,871
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR9,904	11,431,000
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD420	426,825
6.88%, 04/15/29(a)	USD5,899	6,103,023
8.00%, 02/15/27(a)	USD3,091	3,140,240
8.00%, 06/15/28(a)	USD911	959,198
GS Finance Corp.
5.95%, 01/15/31(b)	USD47,090	47,090,000
8.75%, 02/14/30(b)	USD17,990	17,980,033
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)	USD5,078	5,283,304
Intrum Investments And Financing AB
7.75%, 09/11/28(a)(d)	EUR1,414	1,520,933
8.00%, 09/11/27(d)	EUR3,351	4,021,090
8.50%, 09/11/29	EUR790	824,374
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(a)	USD6,029	6,140,579
7.13%, 04/30/31(a)(h)	USD6,022	6,331,609
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(h)	USD4,145	4,018,890
6.63%, 10/15/31(a)(h)	USD2,127	2,107,729
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	USD1,954	2,058,814
Link Finance Cayman Ltd., 4.88%, 02/02/36(d)	USD4,090	4,065,542
Muangthai Capital PCL
6.88%, 09/30/28(d)	USD4,500	4,574,700
7.55%, 07/21/30(d)	USD1,360	1,409,776
Muthoot Finance Ltd.
5.75%, 08/04/30(d)	USD1,700	1,697,875
6.38%, 04/23/29(d)	USD1,000	1,023,000
6.38%, 03/02/30(d)	USD5,755	5,890,818
Osaic Holdings, Inc. 6.75%, 08/01/32(a)	USD3,200	3,316,160
PennyMac Financial Services, Inc.
5.75%, 09/15/31(a)(h)	USD2,216	2,188,434
6.75%, 02/15/34(a)	USD1,709	1,724,612
6.88%, 02/15/33(a)	USD205	209,102
7.13%, 11/15/30(a)	USD3,648	3,766,181
7.88%, 12/15/29(a)	USD4,857	5,115,998
Power Finance Corp. Ltd., 1.84%, 09/21/28(d)	EUR204	232,557
PRA Group Europe Holding II Sarl, 6.25%, 09/30/32(d)	EUR900	1,034,940
Rocket Companies, Inc., 6.13%, 08/01/30(a)	USD3,697	3,785,022
Rocket Cos. Inc
6.50%, 08/01/29(a)	USD6,187	6,364,072
7.13%, 02/01/32(a)	USD4,117	4,302,211
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)	USD3,262	3,217,633
3.88%, 03/01/31(a)	USD1,831	1,718,795
4.00%, 10/15/33(a)	USD741	680,408
Security	Par (000)	Value
Diversified Financial Services (continued)
Sammaan Capital Ltd., 7.50%, 10/16/30(d)	USD4,745	$4,776,127
SLM Corp.
3.13%, 11/02/26	USD2,680	2,643,630
6.50%, 01/31/30	USD2,006	2,069,913
SRC Sukuk Ltd., 4.38%, 04/02/29(d)	USD2,231	2,225,422
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD1,641	1,693,018
StoneX Group, Inc., 7.88%, 03/01/31(a)	USD1,002	1,066,011
SURA Asset Management SA, 6.35%, 05/13/32(a)	USD679	721,838
Synchrony Financial, 7.25%, 02/02/33(h)	USD1,730	1,837,395
Titanium 2l Bondco Sarl, 6.25%, 01/14/31, (6.75% PIK)(i)	EUR2,698	561,379
Trust Fibra Uno, 7.70%, 01/23/32(d)	USD2,573	2,810,745
Turquoise V Trust 1.00%, 06/12/67	AUD13,650	9,505,180
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	USD6,135	6,061,407
5.75%, 06/15/27(a)	USD4,487	4,490,616
UWM Holdings LLC
6.25%, 03/15/31(a)	USD3,234	3,213,569
6.63%, 02/01/30(a)	USD2,591	2,613,371
		273,433,244
Electric — 3.0%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.25%)(b)(d)(j)	EUR3,805	4,697,611
ACEN Finance Ltd., 4.00%(d)(j)	USD1,198	784,690
AES Andes SA
6.30%, 03/15/29(a)	USD468	483,210
6.30%, 03/15/29(d)	USD4,300	4,439,750
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(b)	USD935	991,568
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD8,962	8,761,089
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)	USD3,688	3,466,075
AGL Energy Ltd., 5.77%, 09/30/35(d)	AUD6,090	4,124,406
Alpha Generation LLC
6.25%, 01/15/34(a)	USD3,896	3,921,281
6.75%, 10/15/32(a)	USD159	164,852
Amprion GmbH, 4.58%, 01/15/46(d)	EUR7,600	9,044,484
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)(h)	USD532	521,916
AusNet Services Holdings Pty Ltd.
5.62%, 02/04/56, (3-month BB Swap + 1.77%)(b)(d)	AUD2,170	1,516,852
6.50%, 02/04/56, (3-month BB Swap + 1.77%)(b)	AUD1,680	1,175,519
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(d)	EUR17,263	20,703,847
6.38%, 02/15/32(a)	USD2,390	2,383,294
Calpine Corp.
4.50%, 02/15/28(a)	USD3,664	3,660,792
5.13%, 03/15/28(a)	USD2,611	2,609,709
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(d)	USD3,465	3,394,834
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	USD2,081	1,948,968
4.75%, 03/15/28(a)	USD1,550	1,548,907
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(d)	USD4,500	4,573,125

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(d)	USD2,773	$2,892,989
ContourGlobal Power Holdings SA
4.38%, 07/31/31(d)	EUR9,795	11,541,769
5.00%, 02/28/30(d)	EUR14,801	18,009,847
Diamond II Ltd.
7.95%, 07/28/26(a)	USD549	549,000
7.95%, 07/28/26(d)	USD5,500	5,500,000
DPL LLC, 4.35%, 04/15/29	USD390	385,460
Duke Energy Corp.
3.10%, 06/15/28	EUR2,359	2,819,953
3.75%, 04/01/31	EUR6,578	7,945,791
E.ON SE, 3.45%, 01/19/34(d)	EUR22,690	26,859,019
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(h)	USD1,644	1,712,302
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(h)	USD3,318	3,433,732
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(b)(d)	EUR3,100	3,463,844
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(b)(d)	EUR4,700	5,764,027
EDP Servicios Financieros Espana SA, 3.25%, 02/04/32(d)	EUR5,880	6,971,332
Electricite de France SA
2.63%, (5-year EUR Swap + 2.86%)(b)(d)(j)	EUR2,400	2,801,694
3.38%, (5-year EUR Swap + 3.97%)(b)(d)(j)	EUR12,200	13,996,335
4.13%, 06/17/31(d)	EUR4,800	5,958,743
4.38%, (5-year EURIBOR ICE Swap + 2.07%)(b)(d)(j)	EUR13,300	15,775,523
5.13%, 09/22/50(d)	GBP6,700	7,547,805
5.13%, (5-year EURIBOR ICE Swap + 2.94%)(b)(d)(j)	EUR3,000	3,687,409
5.63%, (5-year EURIBOR ICE Swap + 3.27%)(b)(d)(j)	EUR2,600	3,262,449
5.88%, (15-year GBP Swap + 3.32%)(b)(d)(j)	GBP4,600	6,351,464
6.25%, 05/30/28(d)	GBP11,350	16,142,632
7.38%, (5-year UK Government Bond + 3.77%)(b)(d)(j)	GBP3,900	5,591,509
Emera, Inc., Series 16-A, 6.75%, 06/15/76, 3-mo. SOFR US + 5.7%(b)	USD3,700	3,725,275
Enel SpA
4.13%, , (5-year EURIBOR ICE Swap + 1.65%)(b)(d)(j)	EUR2,850	3,382,469
4.25%, (5-year EURIBOR ICE Swap + 2.01%)(b)(d)(j)	EUR6,375	7,676,148
Engie Energia Chile SA, 3.40%, 01/28/30(d)	USD1,095	1,035,624
Eurogrid GmbH, 3.60%, 02/01/29(d)	EUR3,300	4,005,615
Lightning Power LLC, 7.25%, 08/15/32(a)	USD1,186	1,262,371
Minejesa Capital BV, 5.63%, 08/10/37(a)	USD722	713,957
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	USD2,607	2,591,571
MVM Energetika Zrt
6.50%, 03/13/31(d)	USD2,312	2,441,327
7.50%, 06/09/28(d)	USD12,675	13,368,449
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc., 4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.58%)(b)	EUR27,100	$32,064,348
NRG Energy, Inc.
3.38%, 02/15/29(a)	USD2,000	1,916,524
3.63%, 02/15/31(a)	USD2,637	2,463,489
5.25%, 06/15/29(a)	USD4,552	4,565,560
5.75%, 07/15/29(a)	USD9,578	9,541,880
5.75%, 01/15/34(a)	USD1,508	1,518,001
6.25%, 11/01/34(a)	USD4,378	4,494,424
NSW Electricity Networks Finance Pty. Ltd.
5.44%, 11/20/55, (3-month BB Swap + 1.80%)(b)(d)	AUD2,400	1,685,864
5.76%, 03/11/55, (3-month BB Swap + 2.05%)(b)(d)	AUD1,910	1,356,111
6.28%, 03/11/55, (3-month BB Swap + 2.25%)(b)(d)	AUD600	421,031
6.30%, 11/20/55, (3-month BB Swap + 2.20%)(b)(d)	AUD2,420	1,676,371
Oncor Electric Delivery Co. LLC, 3.63%, 06/15/34(d)	EUR4,593	5,457,695
Origin Energy Finance Ltd., 1.00%, 09/17/29(d)	EUR5,554	6,127,452
Orsted A/S
2.50%, (5-year UK GovernmentBond + 2.13%)(b)(d)	GBP9,918	10,653,469
5.13%, (5-year EURIBOR ICE Swap + 2.59%)(b)(d)	EUR375	457,286
5.25%, (5-year EUR Swap + 2.62%)(b)(d)	EUR1,000	1,222,086
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD3,216	3,302,845
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
1.88%, 11/05/31(d)	EUR3,000	3,174,876
4.00%, 06/30/50(d)(h)	USD2,200	1,583,890
4.88%, 07/17/49(d)	USD2,200	1,844,832
PG&E Corp., 7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD8,935	9,221,358
Public Power Corp. SA, 4.25%, 10/31/30(d)	EUR4,793	5,763,371
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	USD662	664,648
RTE Reseau de Transport d'Electricite SADIR, 3.88%, 11/24/37(d)	EUR900	1,069,449
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(b)(d)(j)	USD3,100	3,131,000
8.38%, , (5-year CMT + 7.12%)(b)(d)(j)	USD5,127	5,184,679
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(d)	USD2,275	2,301,572
5.23%, 02/18/30(d)	USD5,488	5,605,882
5.68%, 04/11/53(d)	USD3,466	3,410,440
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.10%)(b)	EUR19,027	22,039,412
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(d)	USD508	490,220
Talen Energy Supply LLC
6.25%, 02/01/34(a)	USD434	439,842
6.50%, 02/01/36(a)	USD2,094	2,146,860
8.63%, 06/01/30(a)(h)	USD7,127	7,519,769
Vistra Operations Co. LLC
4.70%, 01/31/31(a)	USD3,684	3,678,838
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 07/31/27(a)	USD201	$201,168
5.63%, 02/15/27(a)	USD2,716	2,717,937
6.88%, 04/15/32(a)	USD596	626,241
7.75%, 10/15/31(a)	USD7,692	8,139,067
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD5,311	5,379,041
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(h)	USD556	550,945
7.25%, 01/15/29(a)	USD404	416,881
7.75%, 04/15/34(a)(h)	USD2,335	2,380,173
8.38%, 01/15/31(a)(h)	USD718	754,201
8.63%, 03/15/33(a)	USD6,510	6,829,762
		500,275,003
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)	USD4,340	4,168,492
4.75%, 06/15/28(a)	USD264	261,183
6.00%, 09/15/33(a)(h)	USD1,286	1,235,960
WESCO Distribution, Inc.
6.38%, 03/15/29(a)	USD5,487	5,657,218
6.38%, 03/15/33(a)(h)	USD1,335	1,390,095
7.25%, 06/15/28(a)	USD839	849,092
		13,562,040
Electronics — 0.1%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD3,981	3,917,013
Sensata Technologies BV
4.00%, 04/15/29(a)	USD689	674,549
5.88%, 09/01/30(a)	USD659	668,795
Sensata Technologies, Inc.
4.38%, 02/15/30(a)	USD1,561	1,526,398
6.63%, 07/15/32(a)(h)	USD2,719	2,840,382
		9,627,137
Energy - Alternate Sources — 0.1%
Azure Power Energy Ltd., 3.58%, 08/19/26(d)	USD1,432	1,424,459
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28(a)	USD3,411	3,485,257
7.25%, 09/27/28(d)	USD3,460	3,535,324
India Cleantech Energy, 4.70%, 08/10/26(d)	USD4,554	4,518,115
ReNew Pvt Ltd., 5.88%, 03/05/27(d)	USD3,500	3,493,000
		16,456,155
Engineering & Construction — 0.2%
AECOM, 6.00%, 08/01/33(a)	USD1,979	2,027,282
Arcosa, Inc.
4.38%, 04/15/29(a)	USD888	872,926
6.88%, 08/15/32(a)(h)	USD914	962,791
Bouygues SA, 5.38%, 06/30/42(d)	EUR4,100	5,401,111
Cellnex Finance Co. SA, 3.88%, 01/19/36(d)	EUR4,900	5,742,807
Heathrow Finance PLC
3.88%, 03/01/27(d)(e)	GBP6,391	8,657,405
4.13%, 09/01/29(d)(e)	GBP3,193	4,162,161
6.63%, 03/01/31(d)	GBP7,333	10,232,173
IHS Holding Ltd., 6.25%, 11/29/28(a)	USD507	504,465
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(d)	USD625	646,875
TopBuild Corp., 3.63%, 03/15/29(a)	USD236	228,563
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	USD30	29,554
Worley Financial Services Pty Ltd., 5.87%, 05/13/32(d)	AUD1,500	1,051,492
		40,519,605
Security	Par (000)	Value
Entertainment — 1.0%
Allwyn Entertainment Financing UK PLC
4.13%, 02/15/31(d)	EUR8,629	$10,093,830
7.25%, 04/30/30(d)	EUR11,081	13,742,098
Banijay Entertainment SASU, 7.00%, 05/01/29(d)	EUR8,996	11,059,530
Betclic Everest Group SAS, 5.13%, 12/10/31(d)	EUR3,397	4,067,910
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(h)	USD5,059	4,858,472
6.00%, 10/15/32(a)(h)	USD1,911	1,859,134
6.50%, 02/15/32(a)(h)	USD2,562	2,619,709
7.00%, 02/15/30(a)	USD3,431	3,542,919
Churchill Downs, Inc.
4.75%, 01/15/28(a)	USD5,503	5,484,217
5.50%, 04/01/27(a)	USD1,276	1,275,775
6.75%, 05/01/31(a)	USD721	742,871
Cinemark USA, Inc.
5.25%, 07/15/28(a)	USD1,435	1,433,580
7.00%, 08/01/32(a)(h)	USD3,141	3,250,074
Cirsa Finance International Sarl
4.88%, 10/15/31(d)	EUR2,226	2,695,037
5.10%, 10/15/32, (3-mo. EURIBOR + 3.00%)(b)(d)	EUR3,107	3,716,927
Cirsa Finance International SARL, 6.50%, 03/15/29(d)	EUR4,991	6,143,796
Entain PLC, 4.88%, 11/30/31(d)	EUR3,250	3,865,551
Flutter Treasury DAC, 4.00%, 06/04/31(d)	EUR3,159	3,741,746
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	USD379	389,100
7.50%, 09/01/31(a)	USD3,291	3,443,854
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD1,607	1,584,572
4.75%, 10/15/27(a)(h)	USD1,918	1,917,407
Lottomatica Group SpA, 4.88%, 01/31/31(d)	EUR4,310	5,256,599
Lottomatica SpA/Roma
5.31%, 06/01/31, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR1,192	1,420,608
5.38%, 06/01/30(d)	EUR1,734	2,120,828
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	USD10,652	11,188,403
Pinewood Finco PLC
3.63%, 11/15/27(d)	GBP713	957,828
6.00%, 03/27/30(d)	GBP8,558	11,853,284
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(h)	USD3,500	3,184,475
4.63%, 04/16/29(d)	USD2,000	1,819,700
8.45%, 07/27/30(a)	USD2,500	2,543,750
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(h)	USD1,556	1,555,222
7.25%, 05/15/31(a)(h)	USD6,783	6,693,938
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(h)	USD190	182,439
5.38%, 04/15/27	USD149	149,014
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD2,962	3,022,573
SJM International Ltd., 6.50%, 01/15/31(d)	USD4,000	3,966,000

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Tabcorp Finance Pty Ltd., 5.99%, 05/28/31(d)	AUD4,960	$3,422,812
Vail Resorts, Inc.
5.63%, 07/15/30(a)	USD1,552	1,576,250
6.50%, 05/15/32(a)	USD264	273,597
Voyager Parent LLC, 9.25%, 07/01/32(a)(h)	USD6,527	6,933,763
Warnermedia Holdings, Inc.
3.76%, 03/15/27	USD692	686,886
4.28%, 03/15/32	USD6,606	5,813,280
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD1,325	1,328,937
6.25%, 03/15/33(a)(h)	USD2,705	2,755,930
7.13%, 02/15/31(a)	USD2,132	2,297,074
		172,531,299
Environmental Control — 0.2%
Biffa Group Holdings Ltd.
5.25%, 06/15/31(d)	EUR9,309	11,035,908
7.38%, 06/15/31(d)	GBP4,900	6,817,168
Clean Harbors, Inc.
5.75%, 10/15/33(a)	USD675	689,614
6.38%, 02/01/31(a)	USD1,589	1,627,036
GFL Environmental, Inc.
4.00%, 08/01/28(a)	USD2,730	2,686,842
4.38%, 08/15/29(a)	USD526	515,231
4.75%, 06/15/29(a)	USD1,746	1,734,762
Luna 2 5SARL, 5.50%, 07/01/32(d)	EUR6,115	7,388,841
Madison IAQ LLC, 4.13%, 06/30/28(a)	USD1,591	1,571,939
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD2,493	2,413,413
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD420	437,042
		36,917,796
Food — 0.8%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD1,341	1,287,044
4.63%, 01/15/27(a)	USD4,743	4,739,458
4.88%, 02/15/30(a)	USD2,634	2,598,408
5.50%, 03/31/31(a)	USD467	467,826
5.75%, 03/31/34(a)	USD231	227,182
5.88%, 02/15/28(a)	USD660	660,195
6.25%, 03/15/33(a)(h)	USD374	381,892
6.50%, 02/15/28(a)	USD2,744	2,787,942
Albertsons Companies, Inc., 5.63%, 03/31/32(a)	USD366	365,629
Bellis Acquisition Co. PLC
8.00%, 07/01/31(d)	EUR13,674	15,339,360
8.13%, 05/14/30(d)	GBP6,095	7,622,029
Cencosud SA, 4.38%, 07/17/27(d)	USD2,312	2,311,769
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	USD4,120	4,285,006
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR4,123	4,987,213
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR6,493	7,763,770
Irca SpA/Gallarate, 5.85%, 12/15/29, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR2,329	2,766,431
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	USD5,287	5,539,534
Kraft Heinz Foods Co., 5.20%, 07/15/45	USD4,887	4,443,325
Security	Par (000)	Value
Food (continued)
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD1,099	$1,060,970
4.38%, 01/31/32(a)(h)	USD1,576	1,501,480
4.88%, 05/15/28(a)	USD1,291	1,293,204
Lion/Polaris Lux 4 SA, 5.64%, 07/01/29, (3-mo. EURIBOR + 3.62%)(b)(d)	EUR6,481	7,728,708
Market Bidco Finco PLC
6.75%, 01/31/31(d)	EUR7,002	8,210,857
8.75%, 01/31/31(d)	GBP2,941	3,951,737
Nomad Foods Europe Midco Ltd., 4.53%, 10/28/32(k)	EUR1,000	1,185,717
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD3,270	3,201,828
5.50%, 10/15/27(a)	USD1,155	1,155,626
6.13%, 09/15/32(a)	USD606	622,397
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD2,028	1,874,320
4.25%, 04/15/31	USD2,156	2,101,668
6.25%, 07/01/33	USD451	482,116
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD586	555,155
4.63%, 04/15/30(a)	USD2,893	2,825,049
6.25%, 02/15/32(a)	USD5,241	5,381,485
6.25%, 10/15/34(a)(h)	USD950	956,798
6.38%, 03/01/33(a)	USD3,544	3,571,175
6.50%, 03/15/36(a)(h)	USD128	128,116
Premier Foods Finance PLC, 3.50%, 10/15/26(d)	GBP1,028	1,397,317
U.S. Foods, Inc.
4.75%, 02/15/29(a)	USD1,153	1,148,383
6.88%, 09/15/28(a)	USD5,982	6,169,643
		125,077,762
Food Service — 0.2%
Aramark International Finance Sarl, 4.38%, 04/15/33(d)	EUR10,150	11,958,637
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD2,324	2,322,724
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(d)	CHF8,170	10,570,079
TKC Holdings, Inc., 6.88%, 05/15/28(a)	USD1,209	1,217,375
		26,068,815
Forest Products & Paper — 0.3%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(h)	USD9,689	9,579,734
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32(a)(h)	USD2,446	2,559,690
Fiber Bidco SpA
6.02%, 01/15/30, (3-mo. EURIBOR + 4.00%)(b)(d)	EUR2,514	2,905,060
6.13%, 06/15/31(d)	EUR10,844	12,409,118
Fiber Midco SpA, 10.75%, 06/15/29, (6.25% PIK)(d)(i)	EUR1,053	967,095
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD608	639,847
Magnera Corp.
4.75%, 11/15/29(a)(h)	USD1,148	1,037,366
7.25%, 11/15/31(a)(h)	USD4,968	4,694,826
Sappi Papier Holding GmbH, 4.50%, 03/15/32(d)	EUR9,876	11,174,377
Suzano Austria GmbH
5.00%, 01/15/30	USD3,985	3,996,277
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 01/15/29	USD3,938	$4,066,773
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(d)	EUR3,000	3,716,603
		57,746,766
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD261	262,830
9.50%, 06/01/30(a)	USD5,869	6,290,164
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.51%)(b)(d)	GBP5,418	7,701,004
EP Infrastructure AS
4.13%, 02/27/33(d)	EUR4,020	4,757,386
4.38%, 01/29/34(d)	EUR8,100	9,635,992
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(d)(h)	USD4,724	4,427,569
		33,074,945
Hand & Machine Tools — 0.0%
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)	EUR2,091	2,483,489
IMA Industria Macchine Automatiche SpA, 5.77%, 04/15/29, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR3,500	4,162,220
		6,645,709
Health Care - Products — 0.3%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	USD2,379	2,284,408
4.63%, 07/15/28(a)	USD4,428	4,393,924
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD6,791	7,079,618
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.89%, 01/15/31, (3-mo. EURIBOR + 3.87%)(b)(d)	EUR2,246	2,689,187
Dentsply Sirona , Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(h)	USD5,602	5,529,761
Hologic, Inc., 4.63%, 02/01/28(a)	USD2,555	2,552,117
Medline Borrower LP
3.88%, 04/01/29(a)(h)	USD6,187	6,049,155
5.25%, 10/01/29(a)	USD3,156	3,161,454
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)(h)	USD9,635	9,944,386
Medtronic, Inc., 4.15%, 10/15/53	EUR6,700	7,494,266
Teleflex, Inc.
4.25%, 06/01/28(a)	USD3,319	3,272,922
4.63%, 11/15/27	USD2,410	2,396,785
		56,847,983
Health Care - Services — 1.0%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(h)	USD1,237	1,187,596
5.50%, 07/01/28(a)	USD254	250,982
7.38%, 03/15/33(a)(h)	USD5,183	5,119,740
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	USD1,669	1,609,864
4.00%, 03/15/31(a)	USD614	581,917
4.25%, 05/01/28(a)	USD2,027	1,998,381
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(h)	USD1,420	1,273,806
9.75%, 01/15/34(a)	USD13,110	13,668,263
10.88%, 01/15/32(a)	USD7,402	7,968,534
Security	Par (000)	Value
Health Care - Services (continued)
DaVita, Inc.
4.63%, 06/01/30(a)	USD2,390	$2,299,696
6.75%, 07/15/33(a)	USD8,911	9,146,143
6.88%, 09/01/32(a)	USD2,451	2,524,633
Encompass Health Corp.
4.50%, 02/01/28	USD3,415	3,398,940
4.63%, 04/01/31(h)	USD110	107,671
4.75%, 02/01/30	USD607	604,213
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR11,354	14,351,223
Global Medical Response, Inc., 7.38%, 10/01/32(a)(h)	USD4,227	4,370,676
Gruppo San Donato SpA, 6.50%, 10/31/31(d)	EUR5,644	6,782,604
HCA, Inc., 4.63%, 03/15/52	USD5,742	4,686,531
IQVIA, Inc.
5.00%, 10/15/26(a)	USD4,041	4,039,531
5.00%, 05/15/27(a)(h)	USD3,376	3,377,137
6.50%, 05/15/30(a)	USD937	970,615
LifePoint Health, Inc.
8.38%, 02/15/32(a)	USD847	920,342
9.88%, 08/15/30(a)	USD1,720	1,845,276
11.00%, 10/15/30(a)	USD6,330	6,903,352
Mehilainen Yhtiot Oy
5.13%, 06/30/32(d)	EUR16,000	19,241,990
5.39%, 06/30/32, (3-mo. EURIBOR + 3.37%)(b)(d)	EUR896	1,066,608
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	USD3,806	3,510,551
3.88%, 05/15/32(a)(h)	USD2,062	1,855,493
4.38%, 06/15/28(a)	USD2,824	2,773,814
6.25%, 01/15/33(a)	USD505	508,563
6.50%, 02/15/31(a)	USD298	305,405
Star Parent, Inc., 9.00%, 10/01/30(a)(h)	USD7,139	7,535,015
Tenet Healthcare Corp.
4.25%, 06/01/29	USD4,231	4,157,905
4.63%, 06/15/28	USD7,652	7,630,639
5.13%, 11/01/27	USD969	969,265
6.00%, 11/15/33(a)	USD149	153,326
6.13%, 10/01/28	USD3,315	3,318,398
6.13%, 06/15/30(h)	USD7,082	7,227,245
6.75%, 05/15/31	USD100	103,865
		160,345,748
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 5.10%, 01/15/31	USD9,050	8,896,016
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD2,500	2,622,500
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD542	527,838
Progroup AG
5.13%, 04/15/29(d)	EUR3,232	3,931,110
5.38%, 04/15/31(d)	EUR13,217	16,015,279
Stena International SA
7.25%, 01/15/31(a)	USD8,495	8,727,952
7.25%, 01/15/31(d)(h)	USD2,831	2,908,632
7.63%, 02/15/31(a)	USD4,615	4,776,133
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(b)(d)	USD468	501,491
TVF Varlik Kiralama AS, 6.95%, 01/23/30(b)(d)	USD4,905	5,055,878
		53,962,829

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)(h)	USD2,097	$1,984,264
6.88%, 08/01/33(a)	USD2,719	2,743,248
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)(h)	USD5,334	4,979,511
Century Communities, Inc.
3.88%, 08/15/29(a)	USD2,648	2,520,045
6.63%, 09/15/33(a)(h)	USD573	580,318
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(h)	USD2,340	2,397,248
8.38%, 10/01/33(a)(h)	USD1,639	1,675,050
LGI Homes, Inc., 7.00%, 11/15/32(a)(h)	USD6,278	6,123,044
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD418	408,153
6.00%, 12/15/33(a)	USD2,603	2,557,626
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	USD252	253,610
5.75%, 01/15/28(a)	USD758	772,478
5.75%, 11/15/32(a)	USD148	151,910
		27,146,505
Home Furnishings — 0.0%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	USD302	281,811
Whirlpool Corp.
6.13%, 06/15/30	USD611	612,593
6.50%, 06/15/33(h)	USD4,295	4,238,271
		5,132,675
Household Products & Wares — 0.0%
Ontex Group NV, 5.25%, 04/15/30(d)	EUR1,802	2,095,207
Housewares — 0.1%
Central Garden & Pet Co., 4.13%, 04/30/31(a)(h)	USD797	754,301
Newell Brands, Inc.
6.38%, 05/15/30(h)	USD2,786	2,753,766
6.63%, 09/15/29(h)	USD2,585	2,587,745
6.63%, 05/15/32(h)	USD3,452	3,380,661
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31(h)	USD1,443	1,358,336
		10,834,809
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/32(a)	USD3,294	3,377,015
7.50%, 11/06/30(a)	USD6,504	6,733,537
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD456	450,369
5.88%, 11/01/29(a)	USD3,438	3,427,126
6.50%, 10/01/31(a)	USD1,136	1,167,638
6.75%, 04/15/28(a)	USD3,104	3,155,356
7.38%, 10/01/32(a)(h)	USD10,319	10,682,404
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD2,376	2,399,546
AmWINS Group, Inc.
4.88%, 06/30/29(a)	USD1,376	1,357,620
6.38%, 02/15/29(a)	USD2,417	2,480,040
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR21,795	26,543,622
Security	Par (000)	Value
Insurance (continued)
7.75%, 02/15/31(a)	USD7,170	$7,412,190
BNP Paribas Cardif SA, 6.00%, (5-year EURIBOR ICE Swap + 3.37%)(b)(d)(j)	EUR21,800	26,198,048
FWD Group Holdings Ltd.
5.25%, 09/22/30(a)	USD4,000	4,018,720
5.84%, 09/22/35(a)	USD5,960	6,026,752
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)	USD1,626	1,639,333
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)	USD1,522	1,573,183
Hanwha Life Insurance Co. Ltd., 6.30%, 06/24/55, (5-year CMT + 2.29%)(b)(d)	USD3,500	3,640,000
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(a)	USD7,509	7,651,198
HUB International Ltd., 7.25%, 06/15/30(a)	USD10,229	10,672,468
Insurance Australia Group Ltd., 5.39%, 06/15/37, (3-month BB Swap + 1.68%)(b)(d)	AUD1,340	949,327
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	USD2,916	3,048,952
Liberty Mutual Group, Inc., 4.30%, 02/01/61(a)	USD367	245,217
Nanshan Life Pte Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(b)(d)	USD2,995	2,998,085
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD8,070	8,311,503
Peak RE Bvi Holding Ltd., 5.63%, , (5-year CMT + 3.00%)(b)(d)(j)	USD2,250	2,274,609
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.19%)(b)(d)(j)	USD1,520	1,649,078
Ryan Specialty LLC
4.38%, 02/01/30(a)(h)	USD2,514	2,449,208
5.88%, 08/01/32(a)	USD287	291,768
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(b)(d)	USD1,500	1,560,615
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR3,700	4,641,102
		159,025,629
Internet — 1.1%
Alphabet, Inc.
3.88%, 05/06/45	EUR4,800	5,441,150
4.38%, 11/06/64	EUR10,670	12,045,751
Amazon.com, Inc., 5.45%, 11/20/55	USD10,530	10,254,812
Arches Buyer, Inc., 4.25%, 06/01/28(a)	USD3,350	3,294,722
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD47,214	49,160,010
Booking Holdings, Inc.
3.25%, 11/21/32	EUR664	780,963
3.63%, 11/12/28	EUR3,730	4,538,905
4.13%, 05/12/33	EUR2,500	3,090,521
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(h)	USD5,538	5,085,343
7.00%, 06/15/27(a)	USD1,389	1,380,656
7.00%, 06/15/27(a)(h)	USD437	435,121
Engineering - Ingegneria Informatica - SpA
8.63%, 02/15/30(d)	EUR1,700	2,104,117
11.13%, 05/15/28(d)	EUR4,865	6,030,542
Gen Digital, Inc.
6.25%, 04/01/33(a)	USD211	212,017
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
6.75%, 09/30/27(a)	USD3,798	$3,829,735
7.13%, 09/30/30(a)(h)	USD2,198	2,252,776
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)(h)	USD406	385,796
5.25%, 12/01/27(a)	USD1,913	1,910,586
iliad SA
4.25%, 01/09/32(d)	EUR6,000	7,197,242
5.38%, 02/15/29(d)	EUR2,100	2,620,892
ION Platform Finance U.S., Inc./ION Platform Finance Sarl
5.75%, 05/15/28(a)	USD6,890	6,532,865
9.00%, 08/01/29(a)	USD1,514	1,453,576
9.50%, 05/30/29(a)(h)	USD7,011	6,760,997
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD454	411,125
4.13%, 08/01/30(a)	USD2,104	1,983,145
4.63%, 06/01/28(a)	USD2,661	2,635,611
5.00%, 12/15/27(a)(h)	USD1,203	1,202,769
Prosus NV
3.06%, 07/13/31(d)	USD5,742	5,248,188
3.26%, 01/19/27(d)	USD1,456	1,437,800
3.68%, 01/21/30(d)	USD1,535	1,475,688
4.03%, 08/03/50(d)	USD935	651,905
Rakuten Group, Inc.
4.25%, (5-year EUR Swap + 4.74%)(b)(d)(j)	EUR4,853	5,652,461
8.13%, (5-year CMT + 4.25%)(a)(b)(j)	USD5,937	6,144,719
9.75%, 04/15/29(a)	USD4,367	4,892,585
11.25%, 02/15/27(a)	USD1,419	1,511,600
Snap, Inc., 6.88%, 03/15/34(a)	USD4,813	4,914,673
United Group BV
5.25%, 02/01/30(d)	EUR4,760	5,668,637
6.31%, 02/15/31, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR2,498	2,958,309
Wayfair LLC
6.75%, 11/15/32(a)	USD779	805,153
7.25%, 10/31/29(a)(h)	USD2,253	2,355,710
7.75%, 09/15/30(a)	USD3,059	3,252,084
		190,001,257
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(a)	USD3,014	3,132,170
7.00%, 03/15/32(a)(h)	USD3,840	3,940,746
7.38%, 05/01/33(a)(h)	USD1,497	1,562,181
7.63%, 01/15/34(a)	USD5,372	5,626,241
Commercial Metals Co., 5.75%, 11/15/33(a)	USD1,029	1,046,181
CSN Resources SA, 8.88%, 12/05/30(d)	USD519	500,607
Mineral Resources Ltd.
7.00%, 04/01/31(a)	USD1,660	1,744,586
8.00%, 11/01/27(a)	USD210	214,750
8.50%, 05/01/30(a)(h)	USD3,426	3,551,518
9.25%, 10/01/28(a)	USD1,962	2,060,903
Samarco Mineracao SA
9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(a)(h)(i)	USD108	107,999
9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(d)(i)	USD9,274	9,319,573
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(b)	USD790	$793,871
6.40%, 06/28/54	USD304	312,360
		33,913,686
Leisure Time — 0.4%
Deuce Finco PLC
5.55%, 11/20/32, (3-mo. EURIBOR + 3.50%)(b)(d)	EUR3,999	4,777,042
7.00%, 11/20/31(d)	GBP4,077	5,661,330
Dometic Group AB, 5.00%, 09/11/30(d)	EUR9,243	11,078,484
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD368	369,007
6.75%, 02/01/32(a)(h)	USD7,319	7,500,555
7.75%, 02/15/29(a)(h)	USD2,909	3,108,819
NCL Finance Ltd., 6.13%, 03/15/28(a)	USD1,305	1,341,424
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP8,738	12,599,627
TUI Cruises GmbH
5.00%, 05/15/30(d)	EUR3,941	4,807,432
6.25%, 04/15/29(d)	EUR1,000	1,228,223
Viking Cruises Ltd.
7.00%, 02/15/29(a)	USD1,411	1,416,689
9.13%, 07/15/31(a)	USD2,655	2,831,743
VOC Escrow Ltd., 5.00%, 02/15/28(a)	USD2,325	2,323,497
		59,043,872
Lodging — 0.7%
Boyd Gaming Corp.
4.75%, 12/01/27(h)	USD731	730,723
4.75%, 06/15/31(a)	USD180	175,342
Essendi SA
5.38%, 05/15/30(d)	EUR7,265	8,887,285
5.63%, 05/15/32(d)	EUR12,848	15,666,665
5.81%, 05/15/32, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR4,509	5,391,173
6.38%, 10/15/29(d)	EUR800	993,524
Fortune Star BVI Ltd.
3.95%, 10/02/26(d)	EUR5,500	6,503,124
5.88%, 11/20/30(d)	EUR830	974,002
Grupo Posadas SAB de CV, 8.00%, 12/30/27(b)(d)	USD488	487,479
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(a)	USD640	622,981
4.00%, 05/01/31(a)	USD4,194	4,003,371
4.88%, 01/15/30	USD294	294,575
5.88%, 04/01/29(a)	USD5,903	6,039,554
6.13%, 04/01/32(a)	USD210	216,916
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(h)	USD3,289	3,067,689
5.00%, 06/01/29(a)	USD2,659	2,585,301
6.63%, 01/15/32(a)(h)	USD840	858,631
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD2,703	2,703,965
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(h)	USD190	181,259
6.50%, 10/01/33(a)(h)	USD4,964	4,723,208
Melco Resorts Finance Ltd.
5.75%, 07/21/28(d)	USD6,000	5,993,220

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.50%, 09/24/33(a)(h)	USD673	$670,688
7.63%, 04/17/32(a)(h)	USD643	673,141
MGM China Holdings Ltd., 7.13%, 06/26/31(d)	USD3,000	3,176,250
MGM Resorts International
4.63%, 09/01/26(h)	USD84	84,048
5.50%, 04/15/27	USD2,175	2,188,840
6.13%, 09/15/29(h)	USD1,732	1,771,498
6.50%, 04/15/32(h)	USD3,814	3,904,430
Station Casinos LLC
4.50%, 02/15/28(a)	USD60	59,726
6.63%, 03/15/32(a)	USD2,963	3,030,648
Studio City Finance Ltd., 5.00%, 01/15/29(d)	USD7,211	6,979,166
Travel & Leisure Co.
4.50%, 12/01/29(a)	USD200	194,963
6.00%, 04/01/27	USD298	301,736
6.13%, 09/01/33(a)	USD288	291,059
6.63%, 07/31/26(a)	USD4,203	4,219,018
TVL Finance PLC, 10.25%, 04/28/28(d)	GBP1,594	2,181,137
Wynn Macau Ltd.
5.13%, 12/15/29(a)	USD876	868,642
5.50%, 10/01/27(a)(h)	USD3,181	3,174,670
5.63%, 08/26/28(a)	USD4,842	4,833,236
5.63%, 08/26/28(d)	USD5,103	5,093,764
6.75%, 02/15/34(a)	USD2,460	2,493,825
		117,290,472
Machinery — 0.1%
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	USD582	585,026
Terex Corp.
5.00%, 05/15/29(a)	USD2,560	2,551,902
6.25%, 10/15/32(a)	USD974	997,288
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR909	1,081,430
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD4,676	4,677,361
		9,893,007
Manufacturing — 0.2%
Avient Corp.
6.25%, 11/01/31(a)	USD320	329,001
7.13%, 08/01/30(a)	USD1,711	1,759,943
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	USD2,853	2,932,738
Entegris, Inc.
3.63%, 05/01/29(a)(h)	USD200	192,724
4.38%, 04/15/28(a)	USD375	372,191
4.75%, 04/15/29(a)(h)	USD1,556	1,554,824
5.95%, 06/15/30(a)	USD3,461	3,531,573
Maxam Prill Sarl, 6.00%, 07/15/30(d)	EUR22,753	27,998,356
		38,671,350
Media — 1.9%
AMC Networks, Inc., 10.50%, 07/15/32(a)(h)	USD7,362	7,937,627
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD8,333	7,629,237
4.25%, 01/15/34(a)(h)	USD4,195	3,543,477
4.50%, 08/15/30(a)	USD2,487	2,337,384
4.50%, 06/01/33(a)(h)	USD9,774	8,551,937
4.75%, 03/01/30(a)(h)	USD12,420	11,864,838
4.75%, 02/01/32(a)(h)	USD10,432	9,528,435
5.00%, 02/01/28(a)(h)	USD1,394	1,386,325
Security	Par (000)	Value
Media (continued)
5.13%, 05/01/27(a)	USD1,826	$1,826,748
5.38%, 06/01/29(a)	USD3,950	3,906,174
6.38%, 09/01/29(a)	USD2,563	2,587,500
7.00%, 02/01/33(a)	USD51	51,493
7.38%, 03/01/31(a)(h)	USD4,418	4,544,421
7.38%, 02/01/36(a)(h)	USD1,324	1,325,587
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62(h)	USD10,464	6,387,161
Directv Financing LLC
8.88%, 02/01/30(a)(h)	USD938	950,255
8.88%, 02/01/30(a)	USD4,059	4,109,774
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)	USD14,690	15,132,007
Discovery Communications LLC
3.63%, 05/15/30	USD480	443,429
4.13%, 05/15/29	USD231	224,391
5.00%, 09/20/37	USD6,872	5,308,483
6.35%, 06/01/40	USD9,596	7,919,675
Gray Media, Inc., 9.63%, 07/15/32(a)(h)	USD13,105	13,510,620
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	USD5,086	4,354,379
9.13%, 05/01/29(a)	USD6,396	6,044,220
Informa PLC, 3.38%, 06/09/31(d)	EUR5,344	6,347,542
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	USD1,598	1,605,082
7.38%, 09/01/31(a)	USD4,226	4,442,828
Nexstar Media, Inc.
4.75%, 11/01/28(a)(h)	USD2,166	2,152,922
5.63%, 07/15/27(a)	USD2,058	2,058,527
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD426	387,128
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(h)	USD7,531	7,082,152
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)	USD393	406,527
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD7,275	7,106,363
4.13%, 07/01/30(a)(h)	USD2,994	2,823,399
5.00%, 08/01/27(a)(h)	USD6,478	6,466,740
5.50%, 07/01/29(a)(h)	USD332	333,486
Sunrise FinCo I BV
4.63%, 05/15/32(d)	EUR7,166	8,593,253
4.88%, 07/15/31(a)	USD10,564	10,118,410
TEGNA, Inc.
4.63%, 03/15/28	USD3,538	3,513,386
5.00%, 09/15/29	USD1,378	1,368,409
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD10,600	10,566,614
Univision Communications, Inc.
4.50%, 05/01/29(a)(h)	USD200	191,031
7.38%, 06/30/30(a)	USD2,990	3,029,181
8.50%, 07/31/31(a)(h)	USD9,673	10,087,556
9.38%, 08/01/32(a)	USD3,849	4,144,049
Versant Media Group, Inc., 7.25%, 01/30/31(a)(h)	USD3,680	3,771,226
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP8,165	10,960,237
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)	USD375	371,722
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(d)	EUR333	$393,089
Virgin Media Secured Finance PLC
4.13%, 08/15/30(d)	GBP2,300	2,857,046
4.25%, 01/15/30(d)	GBP1,500	1,905,958
4.50%, 08/15/30(a)	USD6,118	5,651,873
5.25%, 05/15/29(d)	GBP970	1,302,140
5.50%, 05/15/29(a)	USD2,426	2,392,792
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(d)	GBP8,364	11,424,228
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD7,819	7,060,228
5.25%, 01/15/33(d)	EUR17,011	19,568,846
7.50%, 01/15/33(a)	USD1,569	1,573,805
Ziggo Bond Co. BV
3.38%, 02/28/30(d)	EUR4,000	4,197,055
6.13%, 11/15/32(d)	EUR2,392	2,652,064
Ziggo BV
2.88%, 01/15/30(d)	EUR3,953	4,433,015
4.88%, 01/15/30(a)	USD3,104	2,930,376
		307,675,862
Mining — 0.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	USD200	196,979
7.13%, 03/15/31(a)	USD400	423,132
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	USD2,190	2,259,114
6.38%, 09/15/32(a)	USD1,670	1,736,067
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD468	449,917
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD2,067	2,189,046
11.50%, 10/01/31(a)	USD2,983	3,287,009
BHP Billiton Finance Ltd., 3.64%, 09/04/35(d)	EUR7,127	8,437,946
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(d)	USD7,104	6,753,631
5.53%, 01/30/37(a)	USD695	697,276
6.44%, 01/26/36(d)	USD935	1,001,983
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(h)	USD1,640	1,584,568
4.50%, 09/15/27(a)	USD1,264	1,263,898
5.88%, 04/15/30(a)	USD190	195,498
6.13%, 04/15/32(a)(h)	USD418	435,316
Freeport Indonesia PT
4.76%, 04/14/27(d)	USD4,121	4,130,890
6.20%, 04/14/52(d)	USD3,759	3,810,780
Glencore Capital Finance DAC, 3.75%, 02/04/32(d)	EUR2,603	3,148,633
Industrias Penoles SAB de CV, 4.15%, 09/12/29(d)	USD2,515	2,486,706
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	USD511	493,306
5.88%, 03/01/34(a)	USD100	100,743
Marcobre SAC, 5.75%, 01/22/36(a)	USD588	584,516
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD722	747,992
6.70%, 10/17/28(d)	USD5,382	5,575,752
6.75%, 05/14/30(a)	USD1,591	1,673,056
6.95%, 10/17/31(a)	USD468	500,264
Nexa Resources SA, 6.75%, 04/09/34(a)(h)	USD512	554,586
Security	Par (000)	Value
Mining (continued)
Nickel Industries Ltd., 9.00%, 09/30/30(d)	USD1,580	$1,655,050
Novelis Corp.
3.88%, 08/15/31(a)	USD2,558	2,340,743
4.75%, 01/30/30(a)	USD5,195	5,032,734
6.88%, 01/30/30(a)(h)	USD1,811	1,877,013
Stillwater Mining Co.
4.00%, 11/16/26(d)	USD1,456	1,445,080
4.50%, 11/16/29(a)	USD701	672,960
4.50%, 11/16/29(d)	USD1,456	1,397,760
Vedanta Resources Finance II PLC
9.48%, 07/24/30(d)	USD2,962	3,118,986
10.88%, 09/17/29(a)	USD624	666,900
10.88%, 09/17/29(d)	USD4,712	5,035,950
11.25%, 12/03/31(a)	USD468	518,310
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	USD692	716,220
		79,196,310
Office & Business Equipment — 0.0%
Xerox Corp.
10.25%, 10/15/30(a)(h)	USD8,169	6,734,911
13.50%, 04/15/31(a)	USD190	138,225
		6,873,136
Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD3,332	3,506,250
Ampol Ltd., 5.85%, 10/30/55, (3-month BB Swap + 2.00%)(b)(d)	AUD2,450	1,657,606
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD2,470	2,486,749
6.63%, 10/15/32(a)	USD251	260,130
6.63%, 07/15/33(a)	USD1,323	1,369,957
Azule Energy Finance PLC, 8.25%, 01/22/31(a)	USD5,650	5,656,215
BP Capital Markets PLC, 3.25%, (5-year EUR Swap + 3.52%)(b)(d)(j)	EUR6,034	7,152,399
Breakwater Energy Holdings Sarl
9.25%, 11/15/30(a)	USD4,525	4,750,286
9.25%, 11/15/30(d)	USD6,024	6,295,080
California Resources Corp.
7.00%, 01/15/34(a)	USD3,364	3,393,216
8.25%, 06/15/29(a)	USD386	405,987
Chord Energy Corp.
6.00%, 10/01/30(a)	USD2,982	3,040,144
6.75%, 03/15/33(a)	USD458	474,796
CNX Resources Corp.
7.25%, 03/01/32(a)(h)	USD1,501	1,570,381
7.38%, 01/15/31(a)	USD1,185	1,227,283
Comstock Resources, Inc.
5.88%, 01/15/30(a)	USD2,389	2,330,943
6.75%, 03/01/29(a)	USD8,154	8,164,522
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD6,951	6,727,021
7.63%, 04/01/32(a)	USD588	583,227
8.38%, 01/15/34(a)(h)	USD3,351	3,382,717
CVR Energy, Inc.
5.75%, 02/15/28(a)	USD789	788,479
7.50%, 02/15/31(a)	USD3,601	3,593,424
8.50%, 01/15/29(a)(h)	USD5,162	5,380,079
Diamondback Energy, Inc., 4.25%, 03/15/52	USD5,200	4,080,400
Ecopetrol SA, 8.88%, 01/13/33(h)	USD1,321	1,416,442

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Empresa Nacional del Petroleo, 5.95%, 07/30/34(a)	USD935	$975,355
Energean PLC
5.63%, 05/12/31(d)	EUR3,625	4,315,725
5.63%, 05/12/31(a)	EUR695	827,429
Energian Israel Finance Ltd., 5.38%, 03/30/28(a)	USD1,183	1,166,574
Eni SpA
4.13%, , (5-year EURIBOR ICE Swap + 1.64%)(b)(d)(j)	EUR8,730	10,327,302
4.50%, (5-year EUR Swap + 2.08%)(b)(d)(j)	EUR4,725	5,738,715
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)(h)	USD949	756,828
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(a)	USD530	521,476
6.00%, 02/01/31(a)	USD4,173	4,029,995
6.88%, 05/15/34(a)	USD5,991	5,773,693
7.25%, 02/15/35(a)(h)	USD2,977	2,880,646
8.38%, 11/01/33(a)	USD1,218	1,264,564
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(d)	EUR11,113	13,316,777
KazMunayGas National Co. JSC, 5.75%, 04/19/47(d)	USD746	699,002
Matador Resources Co.
6.25%, 04/15/33(a)	USD2,667	2,687,931
6.50%, 04/15/32(a)	USD1,762	1,794,153
6.88%, 04/15/28(a)	USD48	49,044
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	USD769	681,825
Medco Maple Tree Pte Ltd.
8.96%, 04/27/29(a)	USD592	617,752
8.96%, 04/27/29(d)	USD3,000	3,130,500
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD6,798	7,086,609
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)(h)	USD2,771	2,797,654
8.75%, 06/15/31(a)(h)	USD1,062	1,097,832
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD3,698	3,710,422
6.25%, 02/01/33(a)(h)	USD1,674	1,724,473
7.00%, 01/15/32(a)	USD2,141	2,244,412
Petrobras Global Finance BV, 6.75%, 01/27/41(h)	USD1,342	1,345,355
Petroleos del Peru SA, 4.75%, 06/19/32(a)(h)	USD828	625,244
Petroleos Mexicanos
5.95%, 01/28/31	USD1,274	1,241,386
6.84%, 01/23/30	USD2,194	2,242,268
6.95%, 01/28/60	USD1,626	1,324,214
7.50%, 03/20/26	USD10,281	10,293,851
8.75%, 06/02/29	USD7,976	8,566,766
Petron Corp., 5.95%, (5-year CMT + 7.57%)(b)(d)(j)	USD5,594	5,574,309
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(h)	USD636	672,131
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(a)	USD594	588,090
Puma International Financing SA, 7.75%, 04/25/29(d)	USD1,760	1,821,050
Raizen Fuels Finance SA
6.45%, 03/05/34(a)	USD860	707,350
6.70%, 02/25/37(d)	USD1,856	1,508,720
Security	Par (000)	Value
Oil & Gas (continued)
6.95%, 03/05/54(a)	USD601	$456,580
Range Resources Corp., 4.75%, 02/15/30(a)	USD646	637,137
Santos Finance Ltd., 5.75%, 11/13/35(a)	USD7,200	7,220,317
Saudi Arabian Oil Co.
4.00%, 02/02/29(d)	USD1,558	1,547,748
4.75%, 06/02/30(a)	USD2,312	2,338,299
SEPLAT Energy PLC, 9.13%, 03/21/30(d)	USD2,590	2,718,697
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)	USD1,055	1,011,481
SM Energy Co.
6.75%, 08/01/29(a)	USD3,953	3,997,997
7.00%, 08/01/32(a)(h)	USD5,999	6,014,372
Sunoco LP
4.50%, 10/01/29(a)	USD2,525	2,470,982
4.63%, 05/01/30(a)	USD5,962	5,813,413
5.63%, 03/15/31(a)	USD1,919	1,930,762
5.88%, 03/15/34(a)(h)	USD210	210,559
6.25%, 07/01/33(a)	USD562	576,511
6.63%, 08/15/32(a)	USD2,971	3,064,085
7.00%, 05/01/29(a)	USD2,350	2,443,603
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD1,720	1,692,947
4.50%, 04/30/30	USD100	97,642
7.00%, 09/15/28(a)	USD3,175	3,277,953
Thaioil Treasury Center Co. Ltd.
6.10%, (b)(d)(j)	USD2,515	2,525,815
6.10%, , (5-year CMT + 2.37%)(a)(b)(j)	USD655	657,817
Transocean International Ltd., 7.88%, 10/15/32(a)(h)	USD2,857	3,013,666
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD4,314	4,400,697
Trident Energy Finance PLC, 12.50%, 11/30/29(d)	USD472	488,614
Valaris Ltd., 8.38%, 04/30/30(a)	USD5,762	6,020,771
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(b)(d)	EUR7,400	9,647,955
Vista Energy Argentina SAU, 8.50%, 06/10/33(a)	USD323	335,516
Vital Energy, Inc., 7.88%, 04/15/32(a)	USD6,856	6,821,265
Wintershall Dea Finance 2 BV, 6.12%, (5-year EURIBOR ICE Swap + 3.94%)(b)(d)(j)	EUR8,355	10,285,666
Wintershall Dea Finance BV, 3.83%, 10/03/29(d)	EUR4,900	5,891,655
		294,031,677
Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 02/01/34(a)	USD650	649,510
6.25%, 04/01/28(a)	USD324	324,816
6.63%, 09/01/32(a)	USD1,447	1,499,956
Deepocean Ltd., 6.00%, 04/08/31(d)	EUR12,629	15,521,658
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD1,867	1,912,336
6.75%, 10/01/35(a)	USD544	562,102
7.25%, 02/15/29(a)	USD2,450	2,541,177
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR20,466	25,340,574
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD664	672,630
7.13%, 03/15/29(a)(h)	USD3,654	3,783,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
WBI Operating LLC
6.25%, 10/15/30(a)	USD2,719	$2,739,392
6.50%, 10/15/33(a)	USD1,165	1,176,009
		56,723,581
Packaging & Containers — 0.7%
Alpha Star Holding X SR , 6.13%, 08/05/29(d)	USD3,974	3,973,425
Ardagh Group SA
9.50%, 12/01/30(d)	USD9,802	10,591,593
9.50%, 12/01/30(a)	USD416	449,519
12.00%, 12/01/30, (12 % Cash)(d)(i)	EUR12,567	14,062,204
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(i)	USD2,432	2,298,219
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(d)	EUR1,199	1,388,321
3.00%, 09/01/29(d)	EUR3,745	4,254,317
3.25%, 09/01/28(a)	USD223	214,495
4.00%, 09/01/29(a)	USD5,475	5,200,718
Ball Corp.
2.88%, 08/15/30	USD696	640,833
4.25%, 07/01/32	EUR4,020	4,868,498
6.00%, 06/15/29	USD4,484	4,616,799
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD1,716	1,731,118
6.75%, 04/15/32(a)	USD687	692,362
6.88%, 01/15/30(a)	USD613	620,969
8.75%, 04/15/30(a)(h)	USD6,302	6,306,514
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD2,613	2,605,681
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD100	96,908
6.38%, 07/15/32(a)(h)	USD2,742	2,772,714
Kleopatra Finco SARL,0.00%, 01/30/31(k)	5,739	5,884,836
Mauser Packaging Solut, 9.25%, 04/15/30(a)	USD15,545	15,291,671
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	USD95	96,781
OI European Group BV
4.75%, 02/15/30(a)	USD239	231,279
5.25%, 06/01/29(d)	EUR3,000	3,662,071
6.25%, 05/15/28(d)	EUR1,200	1,459,680
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(h)	USD3,458	3,519,355
Sealed Air Corp.
4.00%, 12/01/27(a)	USD1,915	1,907,719
5.00%, 04/15/29(a)	USD100	100,658
6.50%, 07/15/32(a)(h)	USD110	114,196
7.25%, 02/15/31(a)	USD3,194	3,325,842
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	USD8,266	9,044,731
		112,024,026
Pharmaceuticals — 1.2%
AdaptHealth LLC
4.63%, 08/01/29(a)	USD2,485	2,400,187
5.13%, 03/01/30(a)(h)	USD1,106	1,074,041
AI Sirona Luxembourg Acquisition Sarl,0.00%, 01/20/33(k)	EUR1,678	1,990,191
Security	Par (000)	Value
Pharmaceuticals (continued)
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(b)(d)	EUR13,000	$16,058,500
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(b)(d)	EUR8,900	11,250,701
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(b)(d)	EUR9,500	12,620,621
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.75%)(b)(d)	EUR3,300	3,961,127
Becton Dickinson & Co., 3.83%, 06/07/32	EUR5,619	6,825,433
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD859	893,006
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD5,494	5,750,273
Dolcetto Holdco SpA
5.63%, 07/14/32(d)	EUR13,859	16,711,026
5.73%, 07/14/32, (3-mo. EURIBOR + 3.62%)(b)(d)	EUR595	712,356
Eli Lilly & Co., 1.70%, 11/01/49	EUR3,320	2,522,823
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)	USD5,262	5,567,759
Grifols SA
7.13%, 05/01/30(d)	EUR7,300	9,046,396
7.50%, 05/01/30(d)	EUR8,650	10,731,922
Gruenenthal GmbH
4.63%, 11/15/31(d)	EUR1,154	1,384,036
6.75%, 05/15/30(d)	EUR4,594	5,680,979
Hikma Finance USA LLC, 5.13%, 07/08/30(d)	USD4,154	4,167,002
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)(h)	USD9,034	8,573,184
Jazz Securities DAC, 4.38%, 01/15/29(a)(h)	USD3,115	3,064,905
Nidda Healthcare Holding GmbH
5.28%, 10/15/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR14,468	17,236,608
5.38%, 10/23/30(d)	EUR2,500	3,056,738
7.00%, 02/21/30(d)	EUR6,027	7,403,729
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(d)	EUR3,173	3,698,273
Rossini Sarl, 5.89%, 12/31/29, (3-mo. EURIBOR + 3.87%)(b)(d)	EUR825	989,432
Rossini SARL, 6.75%, 12/31/29(d)	EUR1,868	2,310,542
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30	EUR6,027	7,342,922
7.88%, 09/15/31	EUR3,964	5,632,597
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(h)	USD5,631	5,589,443
4.75%, 05/09/27	USD1,982	1,979,522
7.88%, 09/15/29	USD3,554	3,889,142
		190,115,416
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	USD2,404	2,408,164
5.75%, 01/15/28(a)	USD1,263	1,263,501
5.75%, 07/01/34(a)	USD1,335	1,348,465
6.63%, 02/01/32(a)	USD1,844	1,915,551

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD2,024	$2,109,186
7.25%, 07/15/32(a)	USD41	43,469
Buckeye Partners LP
4.13%, 12/01/27	USD2,623	2,592,785
6.88%, 07/01/29(a)	USD3,197	3,323,710
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD3,256	3,237,836
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD2,594	2,611,136
7.38%, 06/30/33(a)(h)	USD3,136	3,224,821
8.63%, 03/15/29(a)	USD2,977	3,113,421
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD3,209	3,209,154
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD421	424,001
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)	USD1,316	1,359,887
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	USD4,986	5,202,956
8.00%, 05/15/33	USD5,634	5,879,992
8.25%, 01/15/29	USD265	276,256
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)(h)	USD1,578	1,616,356
8.25%, 01/15/32(a)(h)	USD1,626	1,713,889
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD3,718	3,769,096
7.50%, 05/15/32(a)	USD1,307	1,365,167
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD191	186,569
5.50%, 10/15/30(a)	USD3,840	3,880,501
5.88%, 03/01/28(a)	USD823	838,615
6.50%, 06/01/29(a)	USD3,008	3,113,292
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD898	921,707
7.38%, 07/15/32(a)(h)	USD1,934	2,042,894
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD6,470	6,237,670
Kinetik Holdings LP, 6.63%, 12/15/28(a)(h)	USD4,969	5,116,669
NuStar Logistics LP, 5.63%, 04/28/27(h)	USD806	814,058
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)(h)	USD1,997	1,990,795
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(h)	USD3,013	3,185,033
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD1,680	1,679,420
6.00%, 12/31/30(a)(h)	USD3,302	3,350,787
6.00%, 09/01/31(a)	USD670	674,233
6.75%, 03/15/34(a)	USD2,363	2,404,851
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(h)	USD970	841,712
6.25%, 01/15/30(a)	USD3,854	3,949,244
3.88%, 08/15/29(a)	USD3,220	3,059,062
4.13%, 08/15/31(a)	USD4,061	3,747,246
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(h)	USD3,433	3,454,271
Security	Par (000)	Value
Pipelines (continued)
8.38%, 06/01/31(a)(h)	USD6,480	$6,627,841
9.50%, 02/01/29(a)	USD190	202,325
9.88%, 02/01/32(a)(h)	USD18,016	19,048,245
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD1,574	1,620,121
6.50%, 01/15/34(a)	USD1,965	2,039,274
6.50%, 06/15/34(a)	USD5,886	6,095,717
6.75%, 01/15/36(a)	USD7,223	7,571,581
7.50%, 05/01/33(a)	USD937	1,027,297
7.75%, 05/01/35(a)	USD829	924,420
		148,654,249
Real Estate — 1.2%
Adler Financing Sarl, Series 1L, 8.25%, 12/31/28, (8.25 % Cash)(i)	EUR22,607	29,675,050
Alexandrite Lake Lux Holdings Sarl, 6.75%, 07/30/30(d)	EUR6,000	7,187,663
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(d)	USD1,828	1,869,130
Alstria Office AG, 5.50%, 03/20/31(d)	EUR15,000	18,282,002
Aroundtown Finance Sarl
5.00%, (5-year EURIBOR ICE Swap + 2.34%)(b)(j)	EUR5,000	5,895,014
5.13%, , (5-year EURIBOR ICE Swap + 3.04%)(b)(d)(j)	EUR1,625	1,879,020
5.25%, , (5-year EURIBOR ICE Swap + 3.43%)(b)(d)(j)	EUR18,175	21,297,061
Aroundtown SA, 1.63%, (5-year EUR Swap + 2.42%)(b)(d)(j)	EUR1,000	1,169,343
Central Plaza Development Ltd., 6.80%, 04/07/29(d)	USD870	863,475
Citycon OYJ, 3.63%, (5-year EURIBOR ICE Swap + 4.17%)(b)(d)(j)	EUR1,515	1,393,391
Citycon Treasury BV
1.25%, 09/08/26(d)	EUR174	203,835
1.63%, 03/12/28(d)	EUR2,140	2,394,900
2.38%, 01/15/27(d)	EUR297	346,735
5.00%, 03/11/30(d)	EUR2,350	2,655,480
5.38%, 07/08/31(d)	EUR4,075	4,604,251
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD1,895	1,906,868
8.88%, 09/01/31(a)	USD2,184	2,327,637
Elect Global Investments Ltd., 4.85%(d)(j)	USD1,067	832,260
Grand City Properties SA, 1.50%, (5-year EUR Swap + 2.18%)(b)(d)(j)	EUR15,000	17,679,410
Heimstaden Bostad AB
2.63%, (5-year EUR Swap + 3.14%)(b)(d)(j)	EUR550	643,173
3.63%, (5-year EUR Swap + 3.94%)(b)(d)(j)	EUR3,500	4,141,065
5.00%, , (5-year EURIBOR ICE Swap + 2.53%)(b)(d)(j)	EUR3,250	3,850,685
6.25%, (5-year EURIBOR ICE Swap + 4.18%)(b)(d)(j)	EUR5,500	6,910,984
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27	EUR961	1,123,987
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	USD655	633,464
4.38%, 02/01/31(a)(h)	USD321	304,003
5.38%, 08/01/28(a)	USD4,747	4,745,983
Lendlease Asia Treasury Pte Ltd., 3.90%, (b)(d)(j)	SGD3,500	2,755,483
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
New Immo Holding SA
4.88%, 12/08/28(d)	EUR10,000	$12,079,048
4.95%, 11/14/30(d)	EUR2,700	3,248,162
5.88%, 04/17/28(d)	EUR6,700	8,245,772
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(d)	USD2,045	2,066,738
Unique Pub Finance Co PLC.(The), Series N, 6.46%, 03/30/32(d)	GBP3,730	5,343,196
Vivion Investments Sarl, 5.63%, 06/08/30(d)	EUR9,026	10,539,722
Vivion Investments SARL
6.50%, 02/28/29, (6.5 % Cash)(d)(i)	EUR7,052	8,387,276
8.25%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(d)(i)	EUR1,006	1,191,339
		198,672,605
Real Estate Investment Trusts — 1.1%
American Tower Corp., 4.63%, 05/16/31	EUR11,400	14,426,220
Equinix Asia Financing Corp. Pte Ltd., 2.90%, 09/15/32(d)	SGD3,500	2,675,694
Equinix, Inc., 3.40%, 02/15/52	USD3,764	2,563,535
Global Net Lease Inc., 4.50%, 09/30/28(a)	USD526	515,065
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD2,372	2,308,076
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	USD3,483	3,331,094
Iron Mountain, Inc.
4.75%, 01/15/34(d)	EUR10,503	12,147,372
4.88%, 09/15/27(a)	USD146	145,915
4.88%, 09/15/29(a)	USD340	335,680
5.00%, 07/15/28(a)	USD644	642,587
5.25%, 03/15/28(a)	USD1,053	1,052,700
5.25%, 07/15/30(a)	USD8,519	8,435,495
5.63%, 07/15/32(a)	USD737	727,767
7.00%, 02/15/29(a)	USD6,200	6,370,711
Keppel REIT, 3.78%(b)(d)(j)	SGD2,750	2,184,508
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD6,053	6,019,867
4.75%, 06/15/29(a)	USD546	541,443
5.50%, 08/01/30(h)	USD141	144,935
7.00%, 07/15/31(a)	USD800	848,706
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD1,990	2,012,445
6.38%, 08/01/30(a)	USD2,539	2,591,519
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR1,745	1,999,683
7.00%, 02/15/32(d)	EUR12,169	15,078,831
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(h)	USD1,540	1,506,517
5.88%, 10/01/28(a)	USD4,712	4,712,047
7.00%, 02/01/30(a)	USD1,897	1,954,420
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD2,778	2,737,784
4.75%, 10/15/27	USD3,684	3,681,072
6.50%, 04/01/32(a)	USD542	560,510
6.50%, 06/15/33(a)	USD50	51,830
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.25%, 07/15/28(a)	USD624	$642,458
RLJ Lodging Trust
3.75%, 07/01/26(a)	USD3,863	3,840,308
4.00%, 09/15/29(a)(h)	USD1,216	1,153,935
SBA Communications Corp.
3.13%, 02/01/29	USD1,512	1,444,129
3.88%, 02/15/27	USD8,342	8,280,162
Scentre Group Trust 1, 5.35%, 09/18/35(d)	AUD15,480	10,388,852
Service Properties Trust
3.95%, 01/15/28(h)	USD110	104,094
4.38%, 02/15/30(h)	USD7,034	6,088,957
4.95%, 10/01/29(h)	USD5,538	4,884,703
5.50%, 12/15/27	USD110	109,136
8.38%, 06/15/29	USD2,347	2,375,129
8.88%, 06/15/32(h)	USD4,586	4,551,946
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)	USD4,835	4,803,091
4.38%, 01/15/27(a)(h)	USD578	574,200
5.25%, 10/15/28(a)	USD200	201,049
6.00%, 04/15/30(a)	USD4,908	5,044,732
6.50%, 10/15/30(a)	USD461	480,103
Trust 2401
4.87%, 01/15/30(a)	USD1,529	1,502,548
6.95%, 01/30/44(a)	USD484	502,334
7.70%, 01/23/32(a)	USD836	917,803
Trust Fibra Uno, 4.87%, 01/15/30(d)	USD872	852,267
Unibail-Rodamco-Westfield SE, 4.75%, , (5-year EURIBOR ICE Swap + 2.43%)(b)(d)(j)	EUR10,800	13,084,462
		174,130,426
Retail — 1.2%
Advance Auto Parts, Inc.
3.90%, 04/15/30	USD4,342	4,012,459
7.00%, 08/01/30(a)	USD1,200	1,220,346
7.38%, 08/01/33(a)(h)	USD2,521	2,558,815
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD310	308,929
4.63%, 11/15/29(a)	USD1,485	1,462,399
4.75%, 03/01/30	USD770	758,081
5.00%, 02/15/32(a)(h)	USD2,615	2,541,261
Bath & Body Works, Inc.
6.63%, 10/01/30(a)(h)	USD4,119	4,218,284
7.50%, 06/15/29(h)	USD1,060	1,082,519
Bertrand Franchise Finance SAS, 5.78%, 07/18/30, (3-mo. EURIBOR + 3.75%)(b)(d)	EUR2,903	3,370,302
Boots Group Finco LP
5.38%, 08/31/32(d)	EUR2,638	3,229,798
7.38%, 08/31/32(d)	GBP3,553	5,030,970
Bubbles Holdco SPA
6.27%, 09/30/31, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR3,998	4,780,069
6.50%, 09/30/31(d)	EUR6,404	7,794,363
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	USD292	281,407
3.88%, 01/15/28(a)(h)	USD1,918	1,889,386
4.00%, 10/15/30(a)	USD2,130	2,032,289
4.38%, 01/15/28(a)	USD3,942	3,918,708
5.63%, 09/15/29(a)	USD954	970,144
6.13%, 06/15/29(a)	USD6,354	6,513,913

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP18,249	$26,114,055
Dufry One BV, 4.50%, 05/23/32(d)	EUR7,310	8,918,453
Duomo Bidco SpA, 5.31%, 01/15/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR5,576	6,626,879
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(h)	USD11,380	10,761,671
FirstCash, Inc.
4.63%, 09/01/28(a)	USD951	944,049
5.63%, 01/01/30(a)(h)	USD117	117,547
6.88%, 03/01/32(a)	USD2,843	2,955,304
Gap, Inc. (The), 3.88%, 10/01/31(a)	USD1,597	1,480,517
Goldstory SAS
6.02%, 02/01/30, (3-mo. EURIBOR + 4.00%)(b)(d)	EUR4,616	5,331,535
6.75%, 02/01/30(d)	EUR9,068	10,586,102
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	USD441	431,264
6.38%, 01/15/30(a)(h)	USD2,717	2,789,058
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	USD1,693	1,695,546
Kohl's Corp., 5.13%, 05/01/31	USD7,136	6,109,036
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD480	472,985
8.25%, 08/01/31(a)	USD5,971	6,290,192
Lithia Motors, Inc.
3.88%, 06/01/29(a)	USD345	333,744
4.38%, 01/15/31(a)	USD37	35,615
4.63%, 12/15/27(a)	USD1,170	1,167,783
5.50%, 10/01/30(a)	USD3,958	3,975,584
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)	USD1,714	1,609,949
4.75%, 09/15/29(h)	USD150	149,266
Nordstrom, Inc., 4.38%, 04/01/30(h)	USD1,624	1,550,425
Park River Holdings, Inc.
8.00%, 03/15/31(a)	USD1,207	1,243,772
8.75%, 12/31/30(a)(h)	USD5,991	5,950,562
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	USD250	256,365
10.00%, 09/15/33(a)	USD12,213	12,708,335
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD4,047	4,170,353
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	USD1,442	1,417,100
4.88%, 11/15/31(a)(h)	USD732	705,803
Stonegate Pub Co. Financing PLC
8.69%, 07/31/29, (3-mo. EURIBOR + 6.62%)(b)(d)	EUR4,000	4,683,935
10.75%, 07/31/29(d)	GBP2,374	3,266,298
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD2,022	1,942,003
Yum! Brands, Inc.
4.63%, 01/31/32	USD547	534,840
4.75%, 01/15/30(a)(h)	USD4,616	4,604,670
5.38%, 04/01/32	USD68	68,873
		199,973,910
Security	Par (000)	Value
Savings & Loans — 0.1%
Nationwide Building Society
5.75%, (5-year UK Government Bond + 5.63%)(b)(d)(j)	GBP1,985	$2,726,369
7.50%, (5-year UK Government Bond + 3.85%)(b)(d)(j)	GBP5,225	7,523,542
Series ., 7.88%, (5-year UK Government Bond + 3.59%)(b)(d)(j)	GBP850	1,244,515
		11,494,426
Semiconductors — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(d)	EUR2,975	3,738,901
Kioxia Holdings Corp., 6.25%, 07/24/30	USD4,625	4,777,912
MKS, Inc. Co. GUAR REGS 02/34 4.25, 4.25%, 02/15/34(d)	EUR10,348	12,265,640
SK Hynix, Inc., 6.38%, 01/17/28(d)	USD1,004	1,047,142
		21,829,595
Software — 0.6%
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	USD4,507	4,478,910
6.63%, 08/15/33(a)(h)	USD2,564	2,457,816
8.25%, 06/30/32(a)	USD12,892	13,112,234
9.00%, 09/30/29(a)	USD11,236	11,345,790
Continuum Energy Pte. Ltd., 12.85%, 09/11/27(f)(h)	USD1,818	1,813,837
CoreWeave, Inc.
9.00%, 02/01/31(a)(h)	USD6,731	6,544,270
9.25%, 06/01/30(a)(h)	USD7,879	7,756,073
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD2,069	2,034,725
5.25%, 05/15/26(a)	USD2,866	2,863,175
IPD 3 BV, 5.50%, 06/15/31(d)	EUR10,646	12,576,371
Open Text Corp.
3.88%, 02/15/28(a)	USD896	867,338
3.88%, 12/01/29(a)	USD6,120	5,680,458
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	USD489	454,237
4.13%, 12/01/31(a)(h)	USD1,153	1,035,820
ROBLOX Corp., 3.88%, 05/01/30(a)(h)	USD922	882,147
Rocket Software, Inc., 9.00%, 11/28/28(a)	USD2,318	2,312,214
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	USD556	555,519
6.50%, 06/01/32(a)	USD847	874,463
TeamSystem SpA
5.00%, 07/01/31(d)	EUR6,290	7,375,950
5.27%, 07/01/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR5,068	5,970,375
5.52%, 07/31/31, (3-mo. EURIBOR + 3.50%)(b)(d)	EUR3,083	3,644,574
Twilio, Inc., 3.63%, 03/15/29	USD631	604,245
UKG, Inc., 6.88%, 02/01/31(a)	USD7,742	7,735,759
		102,976,300
Telecommunications — 2.4%
Altice France SA
4.75%, 10/15/30(d)	EUR762	871,847
5.38%, 04/15/32(d)	EUR686	784,824
5.50%, 10/15/31(d)	EUR1,524	1,751,283
5.63%, 07/15/32(d)	EUR750	865,428
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD8,778	9,118,097
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(h)	USD5,026	$5,207,278
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)(h)	USD461	483,511
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(b)	USD291	288,792
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)	USD1,042	1,016,774
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(b)(d)	EUR1,269	1,569,832
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(b)(d)	GBP5,100	7,523,302
Cas Capital No. 2 Ltd., 6.25%, , (5-year CMT + 2.53%)(b)(d)(j)	USD667	673,920
Cipher Compute LLC, 7.13%, 11/15/30(a)(h)	USD2,356	2,427,648
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(d)	USD321	300,777
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(h)	USD6,039	6,409,595
Digicel International Finance Ltd., 8.63%, 08/01/32(a)(h)	USD1,272	1,322,651
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(h)(i)	USD3,380	3,439,944
10.75%, 11/30/29	USD11,628	12,746,846
Eutelsat SA
1.50%, 10/13/28(d)	EUR5,400	6,184,059
9.75%, 04/13/29(d)	EUR2,737	3,443,302
Fibercop SpA
4.75%, 06/30/30(d)	EUR3,237	3,928,610
5.13%, 06/30/32(d)	EUR2,615	3,171,184
Series 2034, 6.00%, 09/30/34(a)	USD2,870	2,787,035
Series 2036, 7.20%, 07/18/36(a)	USD2,833	2,866,486
Series 2038, 7.72%, 06/04/38(a)	USD2,493	2,564,210
Flash Compute LLC, 7.25%, 12/31/30(a)	USD4,978	4,994,890
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD4,162	4,162,137
5.88%, 11/01/29	USD2,296	2,316,894
6.00%, 01/15/30(a)	USD4,059	4,094,591
6.75%, 05/01/29(a)	USD1,552	1,557,449
Iliad Holding SAS
5.38%, 04/15/30(d)	EUR2,637	3,227,183
5.63%, 10/15/28(d)	EUR100	120,190
6.88%, 04/15/31(d)	EUR11,875	15,007,445
7.00%, 10/15/28(a)	USD5,102	5,160,566
7.00%, 04/15/32(a)	USD4,163	4,266,908
8.50%, 04/15/31(a)	USD986	1,055,829
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR9,740	11,674,022
Level 3 Financing, Inc.
6.88%, 06/30/33(a)(h)	USD14,198	14,630,817
7.00%, 03/31/34(a)(h)	USD491	508,580
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD1,026	1,085,313
Odido Group Holding BV, 5.50%, 01/15/30(d)	EUR9,275	11,086,315
Optics Bidco SpA, 5.25%, 03/17/55	EUR3,200	3,264,816
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)	USD3,412	$3,408,466
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD2,411	2,500,863
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD951	997,264
SoftBank Group Corp.
3.38%, 07/06/29(d)	EUR2,322	2,669,729
3.88%, 07/06/32(d)	EUR784	870,930
5.00%, 04/15/28(d)	EUR100	120,946
5.25%, 10/10/29(d)	EUR13,062	15,772,509
5.38%, 01/08/29(d)	EUR4,058	4,940,363
5.75%, 07/08/32(d)	EUR7,181	8,636,524
6.88%, 01/10/31(d)	USD636	632,527
Series ., 5.88%, 07/10/31(d)	EUR10,117	12,344,378
Series ., 6.38%, 07/10/33(d)	EUR11,664	14,244,655
Telecom Argentina SA, 9.25%, 05/28/33(a)	USD622	656,093
Telecom Italia Capital SA, 7.72%, 06/04/38	USD5,793	6,472,085
Telefonica Emisiones SA
4.38%, , (5-year EURIBOR ICE Swap + 1.84%)(b)(d)(j)	EUR6,900	8,191,005
4.88%, , (8-year EURIBOR ICE Swap + 2.13%)(b)(d)(j)	EUR5,300	6,261,997
Telefonica Europe BV
2.50%, (7-year EUR Swap + 2.66%)(b)(d)(j)	EUR2,500	2,946,503
6.14%, (7-year EUR Swap + 3.35%)(b)(d)(j)	EUR1,500	1,909,211
Series ., 5.75%, (8-year EURIBOR ICE Swap + 3.12%)(b)(d)(j)	EUR6,500	8,220,613
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD2,400	2,454,552
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD1,144	1,196,437
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(b)	USD1,626	1,633,266
T-Mobile USA, Inc., 3.40%, 10/15/52	USD5,880	3,940,487
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	USD870	887,670
7.38%, 05/20/29(d)	USD1,456	1,515,605
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(a)	USD620	658,363
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)(h)	USD8,089	8,071,419
Veon Midco BV, 3.38%, 11/25/27(a)	USD687	655,006
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(a)	USD994	979,137
Viasat, Inc., 5.63%, 04/15/27(a)	USD4,829	4,831,564
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP6,856	9,086,620
4.25%, 01/31/31(a)	USD1,154	1,044,019
4.50%, 07/15/31(d)	GBP2,854	3,464,393
4.75%, 07/15/31(a)	USD6,764	6,180,656
5.63%, 04/15/32(d)	EUR16,817	19,670,749
6.75%, 01/15/33(a)	USD5,646	5,505,754
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD4,869	4,581,810

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD3,059	$3,225,657
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(b)(d)	GBP2,388	3,592,289
Windstream Services LLC, 7.50%, 10/15/33(a)	USD5,269	5,439,996
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD2,144	2,245,894
WULF Compute LLC, 7.75%, 10/15/30(a)	USD9,033	9,421,600
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (9.25 % Cash)(a)(i)	USD5,342	5,216,223
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR13,917	17,311,077
		394,568,084
Transportation — 0.6%
Avianca Midco 2 PLC, 9.00%, 12/01/28(d)	USD498	506,832
Danaos Corp.
6.88%, 10/15/32(a)(h)	USD1,500	1,549,263
8.50%, 03/01/28(a)	USD3,899	3,904,139
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP20,631	30,101,588
Mobico Group PLC
3.63%, 11/20/28(d)	GBP1,854	2,349,040
4.25%, (5-year UK Government Bond + 4.14%)(b)(d)(j)	GBP4,902	4,345,174
4.88%, 09/26/31(d)	EUR5,120	5,152,834
MTR Corp. CI Ltd., 5.63%, (5-year CMT + 1.46%)(b)(d)(j)	USD3,000	3,155,250
MTR Corp. Ltd., 5.58%, 01/29/38(d)	AUD4,100	2,874,307
Ocado Group PLC, 10.50%, 08/08/29(d)	GBP2,600	3,596,834
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(b)(d)	AUD6,030	4,258,785
Patrick Terminals Finance Pty Ltd., 5.55%, 10/22/35(d)	AUD6,830	4,589,277
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.67%)(b)(d)(j)	EUR4,555	5,200,542
SGL Group ApS
6.30%, 02/24/31, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR3,000	3,332,290
6.78%, 04/22/30, (3-mo. EURIBOR + 4.75%)(b)	EUR12,023	13,599,109
Transnet, 8.25%, 02/06/28(d)	USD2,550	2,690,250
XPO, Inc.
7.13%, 06/01/31(a)	USD123	127,709
7.13%, 02/01/32(a)	USD2,562	2,693,300
		94,026,523
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD884	884,849
5.88%, 04/15/33(a)(h)	USD1,572	1,593,816
7.00%, 06/15/32(a)	USD2,611	2,747,913
7.88%, 12/01/30(a)	USD5,438	5,765,939
		10,992,517
Water — 0.0%
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(d)	EUR3,450	4,080,437
Security	Par (000)	Value
Water (continued)
Veolia Environnement SA, 4.32%, , (5-year EURIBOR ICE Swap + 1.84%)(b)(d)(j)	EUR3,300	$3,935,671
		8,016,108
Total Corporate Bonds & Notes — 42.1% (Cost: $6,762,808,694)		6,943,622,364
Fixed Rate Loan Interests
Chemicals — 0.0%
AM Green BV, Term Loan, 8.00%, 04/11/27	$4,700	5,201,020
Total Fixed Rate Loan Interests — 0.0% (Cost: $5,201,020)		5,201,020
Foreign Government Obligations
Angola — 0.1%
Angolan Government International Bonds
8.25%, 05/09/28(d)	USD10,216	10,272,601
9.24%, 01/15/31(d)	USD2,398	2,419,726
		12,692,327
Argentina — 0.0%
Argentina Republic Government International Bonds, 1.75%, 07/09/30(e)	USD762	646,258
Armenia — 0.0%
Republic of Armenia International Bonds, 6.75%, 03/12/35(a)(h)	USD547	570,931
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(d)	USD608	576,463
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)	USD1,291	1,382,661
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(a)	USD1,380	1,442,873
Benin Sukuk SA, 6.20%, 01/29/33(d)	USD2,444	2,434,395
		3,877,268
Bolivia — 0.0%
Bolivia Government International Bonds, 4.50%, 03/20/28(d)	USD4,032	3,799,656
Brazil — 1.2%
Brazil Government International Bonds, 6.63%, 03/15/35	USD1,256	1,293,680
Brazil Letras do Tesouro Nacional
0.00%, 04/01/26(l)	BRL374,902	69,643,652
0.00%, 07/01/26(l)	BRL104,348	18,776,878
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/27	BRL401,586	74,286,394
Series F, 10.00%, 01/01/29	BRL4,757	848,680
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/30	BRL41,660	35,255,058
		200,104,342
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	USD776	764,360
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile — 0.0%
Chile Government International Bonds
2.75%, 01/31/27(h)	USD3,466	$3,415,743
3.75%, 01/14/32	EUR596	721,657
4.34%, 03/07/42	USD1,148	1,021,720
		5,159,120
Colombia — 0.5%
Colombia Government International Bonds
5.38%, 01/21/29	USD1,425	1,418,587
6.13%, 01/21/31	USD360	359,640
6.50%, 11/26/38	EUR571	663,805
7.50%, 02/02/34	USD2,387	2,497,399
7.75%, 11/07/36	USD634	665,066
8.00%, 04/20/33	USD2,688	2,892,288
8.00%, 11/14/35	USD814	871,997
Colombian TES
12.50%, 02/27/30	COP23,995,500	6,344,490
Series B, 5.75%, 11/03/27	COP128,333,200	31,323,328
Series B, 7.25%, 10/26/50	COP18,868,100	3,156,367
Series B, 7.75%, 09/18/30	COP129,716,800	29,052,235
		79,245,202
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	USD1,022	1,138,764
Czech Republic — 0.1%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK384,630	19,194,832
Dominican Republic — 0.1%
Dominican Republic International Bonds
4.50%, 01/30/30(a)(h)	USD1,468	1,434,236
4.50%, 01/30/30(d)	USD3,582	3,499,614
5.95%, 01/25/27(d)	USD4,226	4,285,164
6.95%, 03/15/37(a)	USD641	685,870
7.05%, 02/03/31(a)	USD1,136	1,217,792
10.75%, 06/01/36(a)	DOP389,700	6,787,881
10.75%, 06/01/36(d)	DOP84,400	1,470,098
		19,380,655
Ecuador — 0.0%
Ecuador Government International Bonds
2.50%, 07/31/35(b)(d)(e)	USD1,422	1,300,896
8.75%, 01/29/34(a)	USD4,148	4,191,471
9.25%, 01/29/39(a)	USD960	986,400
		6,478,767
Egypt — 0.3%
Egypt Government International Bonds
5.63%, 04/16/30(d)	EUR13,284	15,637,928
6.59%, 02/21/28(d)	USD1,605	1,628,272
7.50%, 01/31/27(d)	USD3,466	3,526,707
7.50%, 02/16/61(a)	USD779	663,708
7.90%, 02/21/48(d)	USD15,824	14,324,676
8.50%, 01/31/47(d)	USD2,312	2,233,797
8.50%, 01/31/47(a)(h)	USD685	661,830
8.63%, 02/04/30(d)	USD2,312	2,517,768
9.45%, 02/04/33(a)	USD627	705,375
		41,900,061
El Salvador — 0.0%
El Salvador Government International Bonds, 8.63%, 02/28/29(d)	USD4,388	4,697,354
Security	Par (000)	Value
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(c)(d)(m)	USD3,075	$3,244,125
France — 0.3%
French Republic Government Bonds, 3.20%, 05/25/35(a)(d)	EUR41,592	48,660,722
Gabon — 0.1%
Gabon Government International Bonds, 9.50%, 02/18/29(d)	USD8,712	8,183,879
Ghana — 0.1%
Ghana Government International Bonds
0.00%, 07/03/26(d)(l)	USD25	23,978
0.00%, 01/03/30(d)(l)	USD921	805,606
6.00%, 07/03/29(b)(d)(e)	USD14,168	13,863,654
6.00%, 07/03/35(b)(d)(e)	USD1,712	1,558,049
		16,251,287
Guatemala — 0.0%
Guatemala Government Bonds
6.25%, 08/15/36(a)	USD664	691,390
6.60%, 06/13/36(a)	USD617	660,190
7.05%, 10/04/32(a)	USD1,125	1,227,656
		2,579,236
Hungary — 0.3%
Hungary Government Bonds, 7.00%, 10/24/35	HUF3,765,510	12,038,258
Hungary Government International Bonds
5.00%, 02/22/27(d)	EUR9,470	11,534,909
5.25%, 06/16/29(a)	USD856	871,408
5.50%, 06/16/34(d)	USD1,456	1,468,740
5.50%, 03/26/36(a)	USD468	465,192
6.75%, 09/23/55(a)	USD662	687,653
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)	EUR6,140	7,785,617
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	USD6,168	6,427,056
		41,278,833
India — 0.0%
Export-Import Bank of India, 5.75%, 01/12/56(a)	USD1,500	1,515,570
Indonesia — 0.1%
Indonesia Government International Bonds, 3.88%, 01/15/33	EUR589	702,751
Indonesia Treasury Bonds, 7.00%, 05/15/27	IDR356,905,000	21,812,934
		22,515,685
Ireland — 0.5%
Ireland Government Bonds, 2.60%, 10/18/34(d)	EUR66,533	76,783,932
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 3.65%, 08/01/35(a)(d)	EUR50,682	61,424,950
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(d)	EUR1,314	1,595,515
6.38%, 03/03/28(d)	USD5,124	5,189,715
8.08%, 04/01/36(a)	USD797	850,399
		7,635,629

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.2%
Japan Government Thirty Year Bonds, 3.20%, 09/20/55	JPY4,208,800	$25,315,350
Jordan — 0.1%
Jordan Government International Bonds
5.85%, 07/07/30(d)	USD677	678,855
7.50%, 01/13/29(a)	USD542	567,745
7.50%, 01/13/29(d)	USD5,553	5,816,767
7.75%, 01/15/28(d)	USD1,677	1,748,273
		8,811,640
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC, 5.45%, 05/08/28(d)	USD1,135	1,152,933
Development Bank of Kazakhstan JSC
13.49%, 05/23/28(a)	KZT337,500	628,365
13.49%, 05/23/28(d)	KZT115,500	215,040
17.30%, 07/03/28(d)	KZT328,500	658,310
		2,654,648
Kenya — 0.1%
Republic of Kenya Government International Bonds
7.88%, 10/09/33(d)	USD5,542	5,572,481
8.80%, 10/09/38(a)	USD617	625,021
9.75%, 02/16/31(a)	USD599	662,195
9.75%, 02/16/31(d)	USD2,762	3,053,391
		9,913,088
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds
7.75%, 06/03/30(a)	USD1,937	2,009,032
7.75%, 06/03/30(d)	USD3,201	3,320,037
		5,329,069
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(a)	USD1,295	1,313,635
Lebanon — 0.0%
Lebanon Government International Bonds
6.00%, 01/27/23(c)(d)(m)	USD1,270	367,326
6.10%, 10/04/22(c)(d)(m)	USD1,778	513,656
6.20%, 02/26/25(c)(d)(m)	USD3,534	1,022,102
6.60%, 11/27/26(c)(d)(m)	USD6,091	1,760,642
6.65%, 04/22/24(c)(d)(m)	USD1,103	319,015
6.85%, 03/23/27(c)(d)(m)	USD1,605	464,210
7.00%, 03/23/32(c)(d)(m)	USD1,900	552,064
		4,999,015
Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(d)	EUR547	667,734
Mexico — 1.1%
Eagle Funding Luxco Sarl
5.50%, 08/17/30(a)	USD16,470	16,717,050
5.50%, 08/17/30(d)	USD1,021	1,036,315
Mexican Bonos
7.00%, 09/03/26	MXN825,246	47,207,863
7.50%, 05/26/33	MXN1,017,950	54,852,245
8.50%, 03/01/29	MXN407,360	30,693,377
Series M 20, 8.50%, 05/31/29	MXN48,925	2,841,578
Mexico Government International Bonds
5.13%, 03/19/38	EUR505	597,554
5.38%, 03/22/33	USD935	924,715
Security	Par (000)	Value
Mexico (continued)
5.38%, 05/16/40	EUR342	$403,160
5.40%, 02/09/28	USD4,043	4,130,491
5.63%, 02/09/34	USD860	858,280
5.63%, 09/22/35	USD935	918,170
6.00%, 05/13/30	USD3,119	3,256,236
6.63%, 01/29/38	USD931	966,378
6.75%, 02/09/56	USD640	634,240
7.38%, 05/13/55	USD11,475	12,324,150
		178,361,802
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(d)	USD1,500	1,541,250
Development Bank of Mongolia LLC, 8.50%, 07/03/28(d)	USD2,609	2,707,790
Mongolia Government International Bonds, 6.63%, 02/25/30(d)	USD968	1,004,300
		5,253,340
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(d)	EUR575	671,448
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(d)	USD823	791,627
4.75%, 04/02/35(a)	EUR938	1,128,880
5.95%, 03/08/28(a)	USD468	481,309
		2,401,816
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(d)	USD6,997	7,035,483
7.14%, 02/23/30(d)	USD3,466	3,566,410
7.63%, 11/28/47(d)	USD730	682,550
8.38%, 03/24/29(d)	USD4,753	5,057,192
9.13%, 01/13/46(a)	USD3,363	3,606,818
10.38%, 12/09/34(a)	USD734	866,854
		20,815,307
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(d)	USD1,108	1,193,316
Pakistan — 0.1%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	USD1,319	1,367,216
Pakistan Government International Bonds
6.88%, 12/05/27(d)	USD7,591	7,714,300
7.38%, 04/08/31(d)	USD4,597	4,626,880
		13,708,396
Panama — 0.0%
Panama Government International Bonds
6.40%, 02/14/35	USD987	1,031,745
7.50%, 03/01/31	USD1,132	1,250,294
		2,282,039
Paraguay — 0.0%
Paraguay Government International Bonds
2.74%, 01/29/33(d)	USD512	454,656
5.60%, 03/13/48(d)	USD545	519,385
		974,041
Peru — 0.2%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(d)	USD9,250	8,963,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
5.50%, 05/06/30(a)(h)	USD561	$579,120
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	USD4,534	4,556,670
Peru Government International Bonds
1.86%, 12/01/32	USD825	685,575
2.78%, 01/23/31	USD1,270	1,174,750
7.60%, 08/12/39(a)	PEN14	4,535,498
7.60%, 08/12/39(d)	PEN13,148	4,292,595
		24,787,458
Philippines — 0.5%
Philippine Government Bonds, 6.00%, 08/20/30	PHP1,934,650	33,354,012
Philippines Government Bonds
6.25%, 02/28/29	PHP668,160	11,630,196
6.38%, 07/27/30	PHP1,101,200	19,266,363
6.38%, 04/28/35	PHP1,189,910	20,798,723
Philippines Government International Bonds, 4.63%, 07/17/28(h)	USD3,466	3,511,058
		88,560,352
Poland — 0.6%
Republic of Poland Government Bonds
2.00%, 08/25/36	PLN19,026	4,951,241
4.75%, 07/25/29	PLN57,039	16,450,285
5.00%, 10/25/34	PLN58,007	16,361,100
5.00%, 10/25/35	PLN68,363	19,113,693
5.75%, 04/25/29	PLN100,336	29,794,751
Republic of Poland Government International Bonds
4.88%, 02/12/30	USD5,724	5,893,717
4.88%, 10/04/33	USD519	523,318
5.50%, 04/04/53	USD786	742,801
		93,830,906
Qatar — 0.0%
Qatar Government International Bonds, 3.25%, 06/02/26(d)	USD4,619	4,607,453
Romania — 0.2%
Romanian Government International Bonds
2.12%, 07/16/31(d)	EUR1,515	1,609,490
2.75%, 04/14/41(d)	EUR2,572	2,115,049
3.63%, 03/27/32(d)	USD3,384	3,103,771
5.25%, 11/25/27(a)	USD314	318,396
5.25%, 11/25/27(d)	USD4,718	4,784,052
5.25%, 03/10/30(d)	EUR5,976	7,487,417
5.75%, 09/16/30(a)	USD1,820	1,875,583
5.88%, 01/30/29(d)	USD12,680	13,089,564
6.25%, 09/10/34(a)	EUR1,221	1,554,051
6.50%, 10/07/45(a)	EUR755	932,696
6.63%, 02/17/28(d)	USD730	759,200
6.75%, 07/11/39(a)	EUR540	690,496
		38,319,765
Saudi Arabia — 0.1%
Saudi Government International Bonds
4.75%, 01/18/28(d)	USD6,438	6,502,380
5.00%, 01/18/53(a)	USD1,206	1,050,728
5.00%, 01/18/53(d)	USD2,391	2,083,159
5.13%, 01/13/28(a)	USD3,555	3,620,545
		13,256,812
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(d)	EUR5,492	4,788,907
Security	Par (000)	Value
Serbia — 0.0%
Serbia International Bonds
6.00%, 06/12/34(a)	USD746	$772,848
6.50%, 09/26/33(d)	USD528	567,933
		1,340,781
South Africa — 1.0%
Republic of South Africa Government Bonds
7.00%, 02/28/31	ZAR964,237	58,616,155
8.00%, 01/31/30	ZAR987,336	62,775,429
8.50%, 01/31/37	ZAR493,413	30,766,378
8.88%, 02/28/35	ZAR23,029	1,500,195
Republic of South Africa Government International Bonds
3.75%, 07/24/26	EUR2,587	3,078,367
5.00%, 10/12/46	USD765	581,293
5.75%, 09/30/49	USD1,365	1,121,900
7.10%, 11/19/36(a)	USD741	786,182
7.25%, 12/11/55(a)	USD468	454,311
7.95%, 11/19/54(a)	USD945	990,658
		160,670,868
Spain — 0.9%
Spain Government Bonds
2.70%, 01/31/30	EUR35,629	42,602,356
3.15%, 04/30/35(a)(d)	EUR64,741	76,640,953
3.45%, 10/31/34(a)(d)	EUR16,842	20,474,447
		139,717,756
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.10%, 01/15/30(b)(d)(e)	USD173	170,833
3.10%, 01/15/30(a)(b)(e)	USD1,446	1,427,866
3.35%, 03/15/33(a)(b)(e)	USD2,869	2,632,709
3.60%, 06/15/35(a)(b)(e)	USD1,909	1,559,469
3.60%, 05/15/36(a)(b)(e)	USD1,357	1,339,763
3.60%, 02/15/38(a)(b)(e)	USD2,642	2,614,012
4.00%, 04/15/28(d)	USD3,388	3,306,081
4.00%, 04/15/28(a)	USD1,391	1,356,971
		14,407,704
Thailand — 0.5%
Thailand Government Bonds
2.41%, 03/17/35	THB551,978	18,230,899
2.50%, 11/17/29	THB2,104,799	69,584,127
4.00%, 06/17/55	THB12,723	490,881
		88,305,907
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)	USD1,338	1,333,825
Tunisia — 0.1%
Tunisian Republic, 6.38%, 07/15/26(d)	EUR9,337	11,021,236
Turkey — 0.1%
Turkiye Government Bonds
26.20%, 10/05/33	TRY191,393	4,150,274
30.00%, 09/12/29	TRY107,779	2,448,065
33.90%, 10/02/30	TRY46,000	1,148,757
Turkiye Government International Bonds
6.30%, 03/14/33	USD652	645,480
6.95%, 09/16/35	USD2,059	2,085,376
7.13%, 02/12/32	USD1,265	1,321,293
9.13%, 07/13/30	USD3,571	4,045,943

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
9.38%, 01/19/33	USD4,619	$5,364,968
		21,210,156
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(b)(d)(e)	USD25	15,781
4.50%, 02/01/34(b)(d)(e)	USD150	94,078
6.00%, 02/01/29(b)(d)(e)	USD225	174,689
7.75%, 02/01/34(b)(d)(e)	USD64	31,107
7.75%, 02/01/35(b)(d)(e)	USD54	30,494
7.75%, 02/01/36(b)(d)(e)	USD54	30,260
		376,409
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(d)	USD3,466	3,567,398
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(d)	USD891	655,446
		4,222,844
United Kingdom — 0.1%
United Kingdom Gilt, 4.38%, 03/07/30(d)	GBP15,219	21,152,893
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD1,063	983,256
Uruguay Government International Bonds
8.00%, 10/29/35	UYU217,460	5,873,845
9.75%, 07/20/33	UYU109,402	3,200,517
		10,057,618
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27(a)	EUR704	850,809
7.85%, 10/12/28(a)	USD517	553,516
7.85%, 10/12/28(d)	USD5,485	5,872,405
16.63%, 05/29/27(d)	UZS15,430,000	1,335,078
		8,611,808
Zambia — 0.0%
Zambia Government International Bonds
0.50%, 12/31/53(d)	USD3,308	2,375,002
7.50%, 06/30/33(b)(d)(e)	USD3,950	3,861,755
		6,236,757
Total Foreign Government Obligations — 10.5% (Cost: $1,658,107,884)		1,733,166,768
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,330	1,417,638
Texas — 0.0%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	870	872,522
Total Municipal Debt Obligations — 0.0% (Cost: $2,200,000)		2,290,160
U.S. Government Agency Obligations
Mortgage-Backed Securities — 24.8%
Uniform Mortgage-Backed Securities
3.00%, 02/12/56(n)	48,200	42,714,217
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/15/56(n)	$2,212,726	$2,046,400,682
3.50%, 03/12/56(n)	1,597,077	1,475,341,651
4.50%, 02/15/56(n)	46,634	45,683,444
4.50%, 03/12/56(n)	4,700	4,598,874
5.50%, 02/15/56(n)	54,963	55,727,564
6.00%, 02/15/56(n)	415,469	425,431,710
		4,095,898,142
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	6,290	6,233,211
Total U.S. Government Agency Obligations — 24.9% (Cost: $4,092,347,249)		4,102,131,353
Floating Rate Loan Interests(b)
Advertising — 0.0%
Neptune Bidco U.S., Inc., 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 6.98%, 02/03/33(f)	EUR1,500	1,778,024
Summer BC Holdco B Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.93%, 02/15/29	USD3,000	2,765,370
		4,543,394
Aerospace & Defense — 0.0%
Aernnova Aerospace S.A.U, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 02/27/30	EUR1,000	1,147,572
Auto Parts & Equipment — 0.0%
Clarios Global LP
2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.20%, 01/28/32	EUR1,000	1,191,146
2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.95%, 07/16/31	EUR1,000	1,190,601
		2,381,747
Building Materials — 0.0%
Hestiafloor 2, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 02/27/30	EUR1,500	1,779,927
Tarkett Participation, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.77%, 04/22/31	EUR2,000	2,384,046
		4,163,973
Chemicals — 0.1%
Ineos Finance PLC, 2024 EUR Term Loan B1, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.20%, 02/07/31	EUR2,000	1,804,695
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.45%, 04/02/29	EUR3,000	2,543,393
Nobian Finance B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.78%, 07/02/29	EUR1,750	1,957,036
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.04%, 10/31/28	EUR1,808	2,134,527
		8,439,651
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 0.3%
Albion Financing 3 Sarl, 2025 EUR Term Loan, (3-mo. CME Term SOFR at 0.05% Floor + 3.00%), 6.87%, 05/21/31	EUR1,500	$1,783,590
AlixPartners LLP, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 08/12/32	EUR2,972	3,536,281
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32	USD1,108	1,108,772
Atlas Luxco 4 Sarl, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.70%, 08/20/32	EUR1,534	1,823,829
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.74%, 10/16/31	EUR3,377	4,006,085
Boels Topholding BV, 2025 EUR Term Loan B3, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.72%, 05/23/31	EUR1,017	1,205,968
Boluda Towage SL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.45%, 01/31/30	EUR1,000	1,192,758
Eagle Bidco Ltd., 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.70%, 02/29/32	EUR2,000	2,381,818
Financiere Pax SAS, 2025 EUR Repriced Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.64%, 12/31/29	EUR4,133	4,868,824
Fugue Finance BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.32%, 01/09/32	EUR2,000	2,369,632
Holding Socotec, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 06/02/31	EUR1,938	2,298,842
Inspired Finco Holdings Ltd., 2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.20%, 02/28/31	EUR2,000	2,374,350
ION Platform Finance Sarl, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.02%, 10/07/32	EUR2,965	3,140,195
Lernen Bidco Ltd., 2025 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.87%, 04/25/29	EUR2,000	2,383,928
Modulaire Group Holdings Ltd., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.43%), 6.44%, 07/10/31	EUR2,500	2,750,218
Obol France 3 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.10%, 12/31/28	EUR917	1,073,104
OCS Group Holdings Ltd.
2025 GBP Add On Term Loan, (6-mo. SONIA at 0.00% Floor + 5.75%), 9.73%, 11/28/31	GBP1,000	1,367,324
2025 EUR Fungible Add On Term Loan, (6-mo. EURIBOR at 0.00% Floor + 4.25%), 6.36%, 11/28/31	EUR2,075	2,481,070
Sector Alarm Holding AS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.57%, 06/14/29	EUR1,000	1,185,646
Security	Par (000)	Value
Commercial Services (continued)
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.26%, 07/15/32	EUR2,000	$2,381,415
Trevise Holdings 1 SAS, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 07/09/29	EUR1,000	1,193,920
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.30%, 11/03/32	EUR2,000	2,380,514
		49,288,083
Computers — 0.1%
Atos SE, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.60%), 9.00%, 12/18/29	EUR3,121	3,815,899
Indy U.S. Bidco, LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.70%, 10/31/30	EUR1,768	2,095,262
McAfee Corp., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 03/01/29	EUR1,603	1,714,026
		7,625,187
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.56%, 02/23/29	EUR1,000	1,190,873
Distribution & Wholesale — 0.1%
Parts Europe SA, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.03%, 02/06/31	EUR2,000	2,384,331
Quimper AB, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.86%, 03/29/30	EUR3,000	3,557,827
Rubix Group Midco Ltd., 2024 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.08%, 09/30/28	EUR2,000	2,371,813
		8,313,971
Diversified Financial Services — 0.1%
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.36%, 10/30/31	EUR1,483	1,761,150
Garfunkelux Holdco 3 SA, EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 4.75%), 6.88%, 08/01/28	EUR8,000	9,169,864
Sapiencia Bidco SL, EUR Term Loan B, 01/21/33(k)	EUR1,300	1,544,267
Talbot Participation SAS, EUR Refinance Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 07/07/32	EUR1,000	1,190,008
VDK Groep BV, 2026 EUR Term Loan B, 02/23/32(k)	EUR1,300	1,549,137
		15,214,426
Engineering & Construction — 0.1%
Platea BC Bidco AB
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 04/03/31	EUR1,667	1,987,930

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.51%, 04/03/31	EUR333	$397,586
Radar Bidco Sarl, 2025 EUR 1st Lien Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 04/04/31	EUR3,000	3,557,720
		5,943,236
Entertainment — 0.2%
Allwyn Entertainment Financing UK PLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.95%, 03/28/32	EUR3,500	4,151,337
Banijay Entertainment SAS, 2025 EUR Term Loan B (2028), (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 03/01/28	EUR2,000	2,380,941
Betclic Everest Group, 2026 EUR Term Loan B, 12/10/31(k)	EUR12,219	14,453,094
Betclic Everest Group SAS, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 12/10/31	EUR2,591	3,072,791
Dorna Sports, S.L., 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 08/18/32	EUR1,750	2,082,369
Elvis UK Holdco Ltd., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.60%), 5.63%, 10/31/31	EUR2,500	2,978,576
Entain PLC, 2024 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 06/30/28	EUR974	1,161,024
QSRP Finco BV, 2025 EUR 1st Lien Term Loan B, 06/19/31(k)	1,000	1,150,742
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 06/02/29	EUR2,000	2,286,729
Tackle Sarl, 2025 EUR Repriced Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.32%, 05/22/28	EUR1,962	2,325,590
		36,043,193
Food — 0.1%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.08%, 05/14/31	EUR2,000	2,068,838
Froneri International Ltd., 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.90%, 09/30/31	EUR1,500	1,776,922
Froneri Lux FinCo Sarl, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.90%, 09/30/32	EUR1,628	1,932,225
Market Bidco Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.55%, 11/04/30	EUR2,000	2,329,757
Platform Bidco Ltd., 2026 EUR Term Loan B, 09/30/31(k)	EUR1,000	1,182,386
Valeo F1 Co. Ltd., 2021 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.11%, 09/29/28	EUR2,000	2,366,622
ZF Bidco SAS, 2025 EUR Fungible Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 07/12/31	EUR1,000	1,188,929
		12,845,679
Security	Par (000)	Value
Food Service — 0.0%
Gategroup Fin Luxembourg SA, EUR Repriced Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.57%, 06/10/32	EUR1,478	$1,760,559
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OY, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.83%, 05/27/30	EUR3,000	3,578,736
Health Care - Products — 0.0%
Argent Bidco SAS, EUR Term Loan B, 11/12/32(k)	EUR1,300	1,549,430
Health Care - Services — 0.1%
Elsan SAS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.58%, 06/16/31	EUR2,000	2,215,015
Median B V, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.94%, 10/14/27	EUR2,000	2,322,100
Mehilainen Yhtiot Oy, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 08/05/31	EUR1,000	1,190,589
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 08/13/31	EUR1,000	1,167,818
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 01/12/31	EUR1,000	1,191,881
Vivalto Sante Investissement SA, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 07/21/31	EUR3,000	3,524,293
		11,611,696
Internet — 0.0%
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32	EUR1,720	2,032,139
HBX Group International PLC, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.25%), 4.39%, 02/13/32(f)	EUR1,000	1,180,169
		3,212,308
Machinery — 0.0%
Engineered Machinery Holdings, Inc., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 11/26/32	EUR1,979	2,356,536
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 04/30/30	EUR1,400	1,666,094
		4,022,630
Machinery - Diversified — 0.0%
INNIO Group Holding GmbH, 2026 EUR Term Loan B, 11/02/31(k)	EUR2,266	2,686,707
Manufacturing — 0.0%
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.82%, 03/16/29	EUR1,000	1,186,499
Seashell Bidco SL, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.06%, 12/17/32	EUR3,107	3,696,862
		4,883,361
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 0.0%
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.94%, 01/31/29	EUR3,000	$3,510,958
Oil & Gas — 0.0%
EG Finco Ltd., 2026 EUR Term Loan B(k)	4,000	4,741,397
Packaging & Containers — 0.0%
Albea Beauty Holdings SA, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.02%, 12/31/27	EUR1,000	1,158,679
Node AcquiCo GmbH, EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.44%, 12/08/32	EUR3,000	3,559,676
		4,718,355
Pharmaceuticals — 0.1%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.07%, 08/22/31	EUR1,000	1,192,260
AI Sirona Luxembourg Acquisition Sarl, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 5.95%, 09/29/28	EUR2,000	2,370,699
Boots Group Bidco Ltd. (The), EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.58%, 08/30/32	EUR3,200	3,814,626
Ceva Sante Animale, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 11/08/30	EUR2,000	2,380,656
Nidda Healthcare Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.54%, 12/09/32	EUR5,696	6,767,975
		16,526,216
Retail — 0.0%
CD&R Firefly Bidco Ltd., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 04/30/29	EUR1,000	1,191,774
Peer Holding III B V, 2025 EUR Term Loan B7, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.77%, 11/26/31	EUR2,800	3,328,239
		4,520,013
Software — 0.1%
Boxer Parent Co., Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 07/30/31	EUR1,970	2,279,360
Claudius Finance SARL, 2025 EUR Term Loan B4, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.70%, 07/10/28	EUR1,000	1,178,605
Cloud Software Group, Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 08/13/32	EUR4,559	5,329,044
Finastra USA, Inc., 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.60%, 09/15/32	EUR1,797	2,012,637
Mosel Bidco SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.77%, 09/16/30	EUR2,000	2,333,171
Polaris Newco LLC, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.78%, 06/02/28	EUR979	1,088,711
Security	Par (000)	Value
Software (continued)
Rocket Software, Inc., 2023 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.70%, 11/28/28	EUR1,000	$1,146,091
Seine Finance SC, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.27%, 01/11/31	EUR1,000	1,184,614
		16,552,233
Telecommunications — 0.1%
eircom Finco Sarl, 2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.71%, 05/15/32	EUR1,000	1,189,000
MasOrange Finco PLC, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.25%), 4.38%, 03/25/31	EUR2,000	2,370,154
Matterhorn Telecom Holding SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.52%, 01/30/32	EUR1,362	1,619,210
Odido Holding BV, 2025 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 2.90%), 4.92%, 03/30/29	EUR2,000	2,374,729
Telenet International Finance Sarl, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 4.19%, 04/30/29	EUR2,000	2,369,585
VMED O2 UK Holdco 4 Ltd., 2025 EUR Term Loan AE, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.19%, 01/31/33(f)	EUR1,500	1,773,579
Zegona Holdco Ltd., 2026 EUR Repriced Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.25%), 4.39%, 07/17/29	EUR1,500	1,778,949
		13,475,206
Transportation — 0.0%
Edge Finco PLC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.55%, 08/22/31	EUR1,000	1,191,940
Trucking & Leasing — 0.1%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, (6-mo. SONIA at 0.00% Floor + 9.38%), 13.34%, 10/31/29(f)	GBP4,926	6,268,933
Total Floating Rate Loan Interests — 1.6% (Cost: $252,598,372)		261,951,663
	Shares
Common Stocks
Beverages — 0.0%
New Kelo Holding Co.(k)	586,448	819,021
Total Common Stocks — 0.0% (Cost $819,020)		819,021
Investment Companies
Exchange Traded Funds — 3.0%
iShares iBoxx $ High Yield Corporate Bond ETF(h)(o)	3,442,270	279,236,942

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Exchange Traded Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)(o)	1,964,300	$217,192,651
		496,429,593
Total Investment Companies — 3.0% (Cost $495,444,406)		496,429,593
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(h)(p)	12,300	919,056
Total Preferred Stocks — 0.0% (Cost $615,000)		919,056
Total Long-Term Investments — 122.2% (Cost: $19,814,118,638)		20,156,140,730
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(o)(q)(r)	1,029,040,532	1,029,555,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(o)(q)	100,000	100,000
Total Short-Term Securities — 6.3% (Cost: $1,029,598,739)		1,029,655,052
Options Purchased — 0.0% (Cost: $1,298,650)		870,596
Total Investments Before TBA Sales Commitments and Options Written — 128.5% (Cost: $20,845,016,027)		21,186,666,378
	Par (000)
TBA Sales Commitments(n)
Mortgage-Backed Securities — (9.3)%
Uniform Mortgage-Backed Securities
3.50%, 02/15/56	(1,597,077)	(1,477,027,829)
4.50%, 02/15/56	(4,700)	(4,604,199)
5.50%, 02/15/56	(6,200)	(6,286,245)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/15/56	(42,000)	$(43,007,136)
Total TBA Sales Commitments — (9.3)% (Proceeds: $(1,533,040,495))		(1,530,925,409)
Options Written — (0.1%) (Premiums Received: $(13,396,326))		(13,047,479)
Total Investments, Net of TBA Sales Commitments and Options Written, Net of TBA Sales Commitments and Options Written — 119.1% (Cost: $19,298,579,206)		19,642,693,490
Liabilities in Excess of Other Assets — (19.1)%		(3,150,398,068)
Net Assets — 100.0%		$16,492,295,422

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Rounds to less than 1,000.
(h)	All or a portion of this security is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Zero-coupon bond.
(m)	Non-income producing security.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Fund.
(p)	Convertible security.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$1,088,388,845	$—	$(58,883,295)(a)	$16,667	$32,835	$1,029,555,052	1,029,040,532	$10,341,695 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,002	—
iShares iBoxx $ High Yield Corporate Bond ETF	178,854,824	615,352,210	(516,668,169)	5,167,718	(3,469,641)	279,236,942	3,442,270	3,214,275	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	217,453,000	—	—	(260,349)	217,192,651	1,964,300	560,543	—
				$5,184,385	$(3,697,155)	$1,526,084,645		$14,118,515	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BUND	401	03/06/26	$60,922	$(138,284)
Euro OAT	256	03/06/26	37,000	300,166
10-Year Japanese Government Treasury Bonds	107	03/13/26	90,994	(1,352,145)
3-mo. SOFR	167	03/17/26	40,209	133,370
2-Year U.S. Treasury Note	8,600	03/31/26	1,792,831	(1,883,239)
5-Year U.S. Treasury Note	32,475	03/31/26	3,536,731	(9,794,634)
3-mo. SOFR	173	09/15/26	41,764	(30,514)
3-mo. SOFR	871	03/14/28	210,532	(21,420)
3-mo. SOFR	871	03/20/29	210,020	(53,873)
				(12,840,573)
Short Contracts
Euro BOBL	2,026	03/06/26	280,041	(246,830)
Euro BUXL	321	03/06/26	41,809	614,182
Euro SCHATZ	339	03/06/26	42,958	(14,928)
10-Year U.S. Treasury Note	8,793	03/20/26	982,755	1,169,586
10-Year U.S. Ultra Long Treasury Note	1,284	03/20/26	146,456	1,236,845
Long U.S. Treasury Bond	827	03/20/26	94,950	1,259,369
Ultra U.S. Treasury Bond	895	03/20/26	104,743	930,699
Long Gilt	117	03/27/26	14,545	(18,227)
				4,930,696
				$(7,909,877)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	63,604,154	USD	11,310,019	Citibank N.A.	02/03/26	$775,707
BRL	56,963,862	USD	10,558,700	Goldman Sachs & Co.	02/03/26	265,273
BRL	1,484,314	USD	271,400	Morgan Stanley & Co. International PLC	02/03/26	10,641
USD	126,665,749	BRL	661,901,419	Citibank N.A.	02/03/26	894,733
USD	10,891,544	BRL	56,963,862	Goldman Sachs & Co.	02/03/26	67,571
USD	283,802	BRL	1,484,314	Morgan Stanley & Co. LLC	02/03/26	1,761
USD	250,686	BRL	1,311,113	Societe Generale	02/03/26	1,555
COP	46,120,913,280	USD	12,435,200	Citibank N.A.	02/12/26	18,598
CLP	31,888,159,411	USD	35,578,000	Goldman Sachs & Co.	02/25/26	906,533
COP	76,280,242,972	USD	20,175,155	Morgan Stanley & Co. International PLC	02/25/26	370,985
CZK	81,262,442	USD	3,915,100	Citibank N.A.	02/25/26	43,366
CZK	814,296,942	USD	39,151,075	JPMorgan Chase Bank N.A.	02/25/26	515,056
HUF	7,690,795,372	USD	23,143,583	HSBC Bank PLC	02/25/26	716,808
HUF	761,994,445	USD	2,314,400	Morgan Stanley & Co. International PLC	02/25/26	49,658
IDR	108,813,339,200	USD	6,418,000	Bank of America N.A.	02/25/26	67,284
IDR	1,080,323,549,176	USD	64,179,670	Citibank N.A.	02/25/26	207,704
INR	771,209,839	USD	8,395,400	Goldman Sachs & Co.	02/25/26	2,938
JPY	1,130,463,957	USD	7,239,000	Citibank N.A.	02/25/26	79,371
KRW	1,895,737,815	USD	1,281,900	Bank of America N.A.	02/25/26	25,803
KRW	18,649,346,080	USD	12,819,000	Barclays Bank PLC	02/25/26	45,546
MXN	119,856,844	USD	6,788,200	Citibank N.A.	02/25/26	57,177
MXN	1,221,889,148	USD	67,881,653	JPMorgan Chase Bank N.A.	02/25/26	1,904,030
MYR	335,852,331	USD	82,863,974	Barclays Bank PLC	02/25/26	2,393,706
PHP	17,519,567	USD	294,600	Goldman Sachs & Co.	02/25/26	2,538
PHP	174,640,745	USD	2,945,783	HSBC Bank PLC	02/25/26	16,188
PLN	23,518,114	USD	6,523,600	Deutsche Bank Securities Inc.	02/25/26	95,117
PLN	235,409,768	USD	65,235,707	HSBC Bank PLC	02/25/26	1,015,811
RON	4,157,307	USD	955,200	Deutsche Bank Securities Inc.	02/25/26	11,065
RON	41,728,560	USD	9,552,224	Goldman Sachs & Co.	02/25/26	146,566
USD	7,380,771	EUR	6,183,000	Citibank N.A.	02/25/26	44,150
USD	12,286,000	MXN	214,116,722	Barclays Bank PLC	02/25/26	57,164
USD	12,184,000	MXN	210,783,200	Morgan Stanley & Co. International PLC	02/25/26	145,552
USD	923,300	PEN	3,100,718	Deutsche Bank Securities Inc.	02/25/26	3,486
USD	9,233,400	PEN	31,083,318	Goldman Sachs & Co.	02/25/26	12,678
USD	12,198,000	SGD	15,443,057	JPMorgan Chase Bank N.A.	02/25/26	39,460
ZAR	49,538,854	USD	3,010,500	Deutsche Bank Securities Inc.	02/25/26	51,192
ZAR	604,581,120	USD	36,740,401	Goldman Sachs & Co.	02/25/26	625,044
USD	96,646,761	BRL	505,491,554	Citibank N.A.	03/03/26	1,201,663
IDR	37,849,430,424	USD	2,252,406	Citibank N.A.	03/06/26	2,795
INR	205,737,901	USD	2,234,096	Morgan Stanley & Co. International PLC	03/06/26	4,763
USD	7,238,471	INR	653,366,108	HSBC Bank PLC	03/06/26	128,481
USD	1,305,301	PEN	4,393,930	Morgan Stanley & Co. International PLC	03/06/26	2,089
AUD	1,007,609	USD	675,105	State Street Bank & Trust Company	03/11/26	26,490
CLP	345,321,800	USD	389,695	UBS AG	03/11/26	5,376
COP	654,463,938	USD	175,501	Goldman Sachs & Co.	03/11/26	287
JPY	139,302,430	USD	883,864	Societe Generale	03/11/26	19,034
MXN	3,875,350	USD	218,099	UBS AG	03/11/26	2,942
USD	248,208	BRL	1,311,113	Societe Generale	03/11/26	1,115
USD	35,703	TWD	1,129,085	HSBC Bank PLC	03/11/26	33
ZAR	1,713,262	USD	104,173	JPMorgan Chase Bank N.A.	03/11/26	1,605
BRL	3,379,059	USD	605,000	Citibank N.A.	03/18/26	30,774
BRL	290,769,096	USD	52,207,469	Goldman Sachs & Co.	03/18/26	2,501,049
COP	8,615,190,083	USD	2,242,908	BNP Paribas SA	03/18/26	67,792
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	31,927,901,444	USD	206,545,025	JPMorgan Chase Bank N.A.	03/18/26	$522,193
MXN	7,881,941	USD	429,000	Barclays Bank PLC	03/18/26	20,265
MXN	400,235,343	USD	21,720,992	Goldman Sachs & Co.	03/18/26	1,092,145
MXN	9,008,603	USD	490,307	Societe Generale	03/18/26	23,177
TRY	312,044,745	USD	6,800,000	Goldman Sachs & Co.	03/18/26	143,581
USD	210,074	AUD	301,000	HSBC Bank PLC	03/18/26	494
USD	4,951,819	AUD	7,056,000	State Street Bank & Trust Company	03/18/26	38,885
USD	2,701,349	AUD	3,850,000	UBS AG	03/18/26	20,680
USD	19,586,104	EUR	16,368,000	Citibank N.A.	03/18/26	144,966
USD	10,991,702	EUR	9,231,000	State Street Bank & Trust Company	03/18/26	27,556
USD	5,758,863	JPY	885,293,000	JPMorgan Chase Bank N.A.	03/18/26	17,328
ZAR	372,476,675	USD	21,720,992	Citibank N.A.	03/18/26	1,264,301
ZAR	1,868,427	USD	109,000	State Street Bank & Trust Company	03/18/26	6,299
EGP	36,275,201	USD	741,900	Citibank N.A.	04/20/26	904
EGP	364,647,389	USD	7,419,072	Societe Generale	04/20/26	47,781
IDR	95,247,086,264	USD	5,648,194	Citibank N.A.	04/27/26	16,808
IDR	212,159,695,038	USD	12,456,242	JPMorgan Chase Bank N.A.	04/27/26	162,359
IDR	71,842,253,727	USD	4,221,262	State Street Bank & Trust Company	04/27/26	51,692
USD	1,986,049	PEN	6,678,091	Deutsche Bank Securities Inc.	04/27/26	7,539
USD	18,679,413	PEN	62,792,716	Societe Generale	04/27/26	75,887
USD	74,327,661	THB	2,307,799,546	JPMorgan Chase Bank N.A.	04/27/26	565,852
USD	3,939,001	THB	122,061,631	Societe Generale	04/27/26	37,671
USD	11,872,252	THB	366,441,208	UBS AG	04/27/26	160,070
USD	304,421	TRY	14,087,691	Barclays Bank PLC	04/27/26	242
EGP	187,190,884	USD	3,692,128	Citibank N.A.	06/22/26	56,303
USD	7,018,988	COP	26,559,851,094	State Street Bank & Trust Company	07/07/26	81,704
NGN	10,363,032,531	USD	6,937,595	Citibank N.A.	07/28/26	112,746
MXN	105,709,500	USD	5,922,603	BNP Paribas SA	08/18/26	13,636
MXN	66,671,600	USD	3,633,153	Goldman Sachs & Co.	08/18/26	110,868
MXN	79,234,300	USD	4,291,374	HSBC Bank PLC	08/18/26	158,120
MXN	911,189,000	USD	48,388,758	Morgan Stanley & Co. International PLC	08/18/26	2,780,114
USD	256,435,561	EUR	213,457,051	BNP Paribas SA	09/16/26	880,421
USD	256,431,292	EUR	213,457,051	Deutsche Bank Securities Inc.	09/16/26	876,152
						25,202,842
BRL	1,008,190,765	USD	193,363,875	Citibank N.A.	02/03/26	$(1,792,783)
BRL	96,909,167	USD	18,529,123	JPMorgan Chase Bank N.A.	02/03/26	(114,954)
BRL	23,320,126	USD	4,458,830	Morgan Stanley & Co. LLC	02/03/26	(27,662)
BRL	1,311,113	USD	250,300	Societe Generale	02/03/26	(1,169)
USD	72,886,801	BRL	409,893,500	Citibank N.A.	02/03/26	(4,999,001)
USD	17,916,068	BRL	96,909,167	JPMorgan Chase Bank N.A.	02/03/26	(498,101)
USD	4,286,000	BRL	23,320,126	Morgan Stanley & Co. International PLC	02/03/26	(145,167)
AUD	3,850,000	USD	2,701,591	UBS AG	02/04/26	(20,647)
AUD	7,044,686	USD	4,929,702	Citibank N.A.	02/25/26	(24,311)
BRL	63,462,535	USD	12,198,000	Goldman Sachs & Co.	02/25/26	(200,054)
CNH	31,659,798	USD	4,559,700	HSBC Bank PLC	02/25/26	(5,740)
CNH	316,983,740	USD	45,596,706	Societe Generale	02/25/26	(1,616)
COP	31,971,662,000	USD	8,627,000	Citibank N.A.	02/25/26	(15,409)
COP	10,659,245,774	USD	2,880,200	Deutsche Bank Securities Inc.	02/25/26	(9,124)
EUR	583,500	HUF	225,544,135	Deutsche Bank Securities Inc.	02/25/26	(7,373)
EUR	5,834,600	HUF	2,268,513,018	State Street Bank & Trust Company	02/25/26	(114,756)
HUF	3,110,947,980	USD	9,758,000	Deutsche Bank Securities Inc.	02/25/26	(106,406)
INR	7,575,570,495	USD	83,953,793	JPMorgan Chase Bank N.A.	02/25/26	(1,457,177)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	6,991,859,000	USD	4,870,000	Societe Generale	02/25/26	$(46,931)
PEN	33,920,331	USD	10,156,700	Citibank N.A.	02/25/26	(94,391)
THB	1,919,801,860	USD	61,589,357	HSBC Bank PLC	02/25/26	(485,901)
USD	6,941,024	AUD	10,343,500	BNP Paribas SA	02/25/26	(261,414)
USD	696,573	AUD	1,034,400	UBS AG	02/25/26	(23,705)
USD	2,916,758	EUR	2,484,900	Citibank N.A.	02/25/26	(31,773)
USD	29,071,405	EUR	24,849,192	Deutsche Bank Securities Inc.	02/25/26	(414,136)
USD	9,758,000	MYR	38,470,915	Barclays Bank PLC	02/25/26	(8,021)
USD	3,240,383	PHP	191,377,020	JPMorgan Chase Bank N.A.	02/25/26	(5,441)
USD	887,000	SGD	1,136,483	Citibank N.A.	02/25/26	(7,769)
USD	8,870,300	SGD	11,369,057	State Street Bank & Trust Company	02/25/26	(80,722)
USD	6,635,000	ZAR	109,499,395	Morgan Stanley & Co. International PLC	02/25/26	(132,485)
ZAR	118,172,760	USD	7,325,000	Citibank N.A.	02/25/26	(21,468)
BRL	93,382,399	USD	17,854,119	Citibank N.A.	03/03/26	(221,990)
BRL	8,322,710	USD	1,593,168	Morgan Stanley & Co. International PLC	03/06/26	(22,814)
CLP	344,590,070	USD	402,871	HSBC Bank PLC	03/06/26	(8,633)
CNH	15,607,333	USD	2,252,406	Morgan Stanley & Co. International PLC	03/06/26	(6,280)
COP	2,974,344,557	USD	805,741	BNP Paribas SA	03/06/26	(6,015)
CZK	23,098,631	USD	1,135,358	Morgan Stanley & Co. International PLC	03/06/26	(10,063)
HUF	163,752,216	USD	512,744	Citibank N.A.	03/06/26	(5,021)
MXN	38,763,087	USD	2,252,406	Morgan Stanley & Co. International PLC	03/06/26	(40,378)
MYR	8,846,325	USD	2,252,406	Barclays Bank PLC	03/06/26	(6,202)
PEN	1,345,670	USD	402,871	Citibank N.A.	03/06/26	(3,754)
PLN	5,733,299	USD	1,629,792	Morgan Stanley & Co. International PLC	03/06/26	(16,294)
THB	62,795,687	USD	2,014,348	Citibank N.A.	03/06/26	(14,463)
USD	5,161,864	BRL	28,168,292	Societe Generale	03/06/26	(153,013)
USD	1,305,301	CLP	1,169,917,791	HSBC Bank PLC	03/06/26	(33,178)
USD	7,297,796	CNH	50,816,290	UBS AG	03/06/26	(15,418)
USD	2,610,601	COP	9,861,023,157	State Street Bank & Trust Company	03/06/26	(40,778)
USD	3,678,561	CZK	76,487,988	HSBC Bank PLC	03/06/26	(47,701)
USD	1,722,565	CZK	35,818,471	UBS AG	03/06/26	(22,401)
USD	1,661,292	HUF	550,233,982	JPMorgan Chase Bank N.A.	03/06/26	(44,741)
USD	7,297,796	IDR	123,099,222,928	Morgan Stanley & Co. International PLC	03/06/26	(36,884)
USD	7,297,796	MXN	132,114,818	Morgan Stanley & Co. International PLC	03/06/26	(241,377)
USD	7,297,796	MYR	29,579,354	Morgan Stanley & Co. International PLC	03/06/26	(212,811)
USD	5,280,527	PLN	19,084,259	JPMorgan Chase Bank N.A.	03/06/26	(90,277)
USD	6,526,489	THB	205,466,927	HSBC Bank PLC	03/06/26	(17,117)
USD	5,161,864	ZAR	85,723,555	HSBC Bank PLC	03/06/26	(132,707)
ZAR	25,088,921	USD	1,593,168	Bank of America N.A.	03/06/26	(43,593)
USD	524,882	CNH	3,646,973	BNP Paribas SA	03/11/26	(146)
USD	772,732	EUR	663,450	Deutsche Bank Securities Inc.	03/11/26	(15,023)
USD	1,296	GBP	967	Morgan Stanley & Co. International PLC	03/11/26	(27)
USD	66,271	HUF	22,053,941	JPMorgan Chase Bank N.A.	03/11/26	(2,089)
USD	2,278,204	TRY	102,334,625	Barclays Bank PLC	03/16/26	(2,340)
INR	127,575,504	USD	1,408,765	JPMorgan Chase Bank N.A.	03/18/26	(22,205)
USD	118,289,861	AUD	177,793,000	Citibank N.A.	03/18/26	(5,503,405)
USD	17,646,332	AUD	26,612,000	State Street Bank & Trust Company	03/18/26	(883,005)
USD	24,730,018	BRL	136,124,656	Goldman Sachs & Co.	03/18/26	(881,982)
USD	303,000	BRL	1,690,807	HSBC Bank PLC	03/18/26	(15,127)
USD	7,043,824	CHF	5,597,783	Goldman Sachs & Co.	03/18/26	(230,806)
USD	44,127,695	EUR	37,488,000	Bank of America N.A.	03/18/26	(398,781)
USD	1,606,861,933	EUR	1,360,562,000	BNP Paribas SA	03/18/26	(9,149,349)
USD	632,335,877	EUR	537,927,670	Deutsche Bank Securities Inc.	03/18/26	(6,589,202)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	950,384,436	EUR	802,000,000	Goldman Sachs & Co.	03/18/26	$(2,193,284)
USD	11,837,479	EUR	10,075,000	HSBC Bank PLC	03/18/26	(129,130)
USD	2,706,111	EUR	2,306,000	JPMorgan Chase Bank N.A.	03/18/26	(32,847)
USD	8,244,649	EUR	7,048,000	State Street Bank & Trust Company	03/18/26	(126,633)
USD	1,424,455	EUR	1,200,000	UBS AG	03/18/26	(848)
USD	20,132,088	GBP	15,138,000	Deutsche Bank Securities Inc.	03/18/26	(580,874)
USD	21,909,618	GBP	16,313,000	JPMorgan Chase Bank N.A.	03/18/26	(411,069)
USD	579,091,648	GBP	432,597,000	Morgan Stanley & Co. International PLC	03/18/26	(12,820,464)
USD	233,743,779	JPY	36,189,848,000	Goldman Sachs & Co.	03/18/26	(964,136)
USD	557,258	JPY	87,740,000	State Street Bank & Trust Company	03/18/26	(11,777)
USD	7,788,937	SGD	10,000,000	BNP Paribas SA	03/18/26	(95,567)
USD	7,588,728	SGD	9,716,000	HSBC Bank PLC	03/18/26	(71,856)
USD	3,599,064	SGD	4,606,000	State Street Bank & Trust Company	03/18/26	(32,539)
USD	6,010,762	MXN	105,709,500	BNP Paribas SA	03/23/26	(11,704)
USD	59,331,023	MXN	1,057,094,900	Morgan Stanley & Co. International PLC	03/23/26	(893,632)
IDR	23,584,275,742	USD	1,408,765	Goldman Sachs & Co.	03/25/26	(4,420)
IDR	19,688,465,000	USD	1,178,524	HSBC Bank PLC	03/25/26	(6,158)
USD	27,591,105	BRL	154,226,000	Deutsche Bank Securities Inc.	04/02/26	(1,324,792)
USD	25,996,160	BRL	144,965,000	JPMorgan Chase Bank N.A.	04/02/26	(1,183,389)
USD	4,511,293	EUR	3,849,352	JPMorgan Chase Bank N.A.	04/16/26	(66,997)
USD	11,506,165	EUR	9,817,581	Morgan Stanley & Co. International PLC	04/16/26	(170,537)
USD	416,154	EUR	354,202	Societe Generale	04/16/26	(5,122)
ARS	4,529,222,532	USD	2,920,760	Citibank N.A.	04/23/26	(252,755)
PEN	43,493,876	USD	12,950,918	Societe Generale	04/27/26	(65,037)
TRY	83,777,380	USD	1,810,346	Barclays Bank PLC	04/27/26	(1,441)
USD	54,447,110	COP	205,197,547,491	Morgan Stanley & Co. LLC	04/27/26	(69,941)
USD	5,884,120	COP	22,210,175,703	State Street Bank & Trust Company	04/27/26	(16,698)
USD	18,746,889	CZK	386,857,615	HSBC Bank PLC	04/27/26	(111,929)
USD	1,075,034	HUF	355,276,963	BNP Paribas SA	04/27/26	(22,955)
USD	9,904,518	HUF	3,241,250,645	HSBC Bank PLC	04/27/26	(112,617)
USD	978,522	HUF	323,137,555	UBS AG	04/27/26	(20,140)
USD	41,741,057	IDR	707,485,878,962	BNP Paribas SA	04/27/26	(338,010)
USD	1,998,769	IDR	33,879,133,449	Societe Generale	04/27/26	(16,257)
USD	121,067,981	MXN	2,133,823,159	Citibank N.A.	04/27/26	(87,473)
USD	12,133,298	MXN	214,818,733	State Street Bank & Trust Company	04/27/26	(63,805)
USD	7,722,919	PHP	460,549,489	BNP Paribas SA	04/27/26	(70,917)
USD	32,467,527	PHP	1,930,324,368	Citibank N.A.	04/27/26	(199,174)
USD	44,789,608	PHP	2,654,523,303	HSBC Bank PLC	04/27/26	(132,645)
USD	77,770,533	PLN	278,605,156	Deutsche Bank Securities Inc.	04/27/26	(637,978)
USD	7,934,511	PLN	28,608,990	State Street Bank & Trust Company	04/27/26	(116,985)
USD	303,773	UYU	11,680,061	Citibank N.A.	04/27/26	(2,710)
USD	2,964,578	UYU	113,545,775	HSBC Bank PLC	04/27/26	(14,844)
USD	13,639,498	ZAR	223,583,925	Goldman Sachs & Co.	04/28/26	(116,889)
USD	132,028,499	ZAR	2,152,143,749	Societe Generale	04/28/26	(385,856)
PEN	40,788,892	USD	12,198,000	Citibank N.A.	05/04/26	(115,266)
USD	6,834,108	BRL	38,074,868	State Street Bank & Trust Company	06/02/26	(206,944)
USD	5,201,692	COP	20,115,525,101	State Street Bank & Trust Company	07/07/26	(52,370)
						(60,712,408)
						$(35,509,566)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,698	02/20/26	USD	110.00	USD	140,402	$565,371
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 06/10/27	1-day SOFR	Annual	3.00%	Annual	Goldman Sachs Inter- national	06/08/26	3.00	USD	618,591	$305,225
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	48,773	02/20/26	USD	81.00	USD	395,647	$(1,341,828)
iShares iBoxx $ High Yield Corporate Bond ETF	16,903	02/20/26	USD	82.00	USD	137,117	(40,341)
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,509	02/20/26	USD	112.00	USD	204,654	(217,706)
iShares iBoxx $ High Yield Corporate Bond ETF	23,279	03/20/26	USD	81.00	USD	188,839	(893,893)
							(2,493,768)
Put
iShares iBoxx $ High Yield Corporate Bond ETF	15,518	02/20/26	USD	78.00	USD	125,882	(79,919)
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,698	02/20/26	USD	108.00	USD	140,402	(88,455)
iShares iBoxx $ High Yield Corporate Bond ETF	16,000	03/20/26	USD	78.00	USD	129,792	(271,690)
							(440,064)
							$(2,933,832)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	03/18/26	ZAR	17.00	USD	33,278	$(157,072)
USD Currency	Bank of America N.A.	03/18/26	CLP	920.00	USD	23,559	(78,805)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	BRL	5.70	USD	33,656	(96,896)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	18.50	USD	33,656	(78,284)
							(411,057)
Put
USD Currency	Bank of America N.A.	02/26/26	ZAR	16.70	USD	40,931	(1,473,762)
USD Currency	Bank of America N.A.	02/26/26	MXN	17.95	USD	40,020	(1,114,117)
USD Currency	Morgan Stanley & Co. International PLC	02/26/26	MXN	17.95	USD	995	(27,691)
USD Currency	Bank of America N.A.	03/04/26	BRL	5.29	USD	53,924	(707,267)
USD Currency	Bank of America N.A.	03/12/26	ZAR	16.35	USD	40,802	(872,102)
USD Currency	Bank of America N.A.	03/12/26	BRL	5.25	USD	40,708	(399,345)
USD Currency	Bank of America N.A.	03/12/26	MXN	17.65	USD	40,708	(636,022)
USD Currency	Bank of America N.A.	03/18/26	ZAR	16.00	USD	33,278	(351,249)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	BRL	5.30	USD	33,656	(515,475)
USD Currency	JPMorgan Chase Bank N.A.	03/18/26	MXN	17.40	USD	33,656	(285,100)
							(6,382,130)
							$(6,793,187)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
30-Year Interest Rate Swap, 04/23/56	4.30%	Annual	1-day SONIA	Annual	Goldman Sachs Inter- national	04/23/26	4.30	GBP	39,293	$(343,301)
10-Year Interest Rate Swap, 04/30/36	3.27%	Annual	1-day SOFR	Annual	Bank of America N.A.	04/28/26	3.27	USD	54,278	(35,283)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR	Annual	Goldman Sachs Inter- national	06/08/26	2.50	USD	618,591	(73,922)
										(452,506)
Put
10-Year Interest Rate Swap, 02/04/36	1-day SOFR	Annual	3.96%	Annual	Bank of America N.A.	02/02/26	3.96	USD	175,099	(9,275)
30-Year Interest Rate Swap, 02/04/56	1-day SOFR	Annual	4.30%	Annual	Goldman Sachs Inter- national	02/02/26	4.30	USD	38,713	(8,268)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR	Annual	3.50%	Annual	Goldman Sachs Inter- national	06/08/26	3.50	USD	618,591	(295,408)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	630,344	(638,236)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	260,459	(1,057,337)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	402,864	(859,430)
										(2,867,954)
										$(3,320,460)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	USD	14,065	$(1,292,647)	$(866,613)	$(426,034)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Ardagh Packaging Finance PLC	5.00%	Quarterly	12/20/29	NR	EUR	143	$(107,311)	$(1,987)	$(105,324)
CDX.NA.HY.45.V2	5.00	Quarterly	12/20/30	B	USD	131,083	11,732,980	9,391,156	2,341,824
iTraxx.XO.42.V4	5.00	Quarterly	12/20/29	BB-	EUR	10,304	1,270,615	759,446	511,169
							$12,896,284	$10,148,615	$2,747,669

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 7.20%	Monthly	7.79%	Monthly	N/A	02/25/26	MXN	135,515	$4,638	$2	$4,636
1-day TIIEFONDEO, 7.20%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	338,686	22,167	—	22,167
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	2,315,452	(160,105)	2,500	(162,605)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	2,299,446	$(154,230)	$2,482	$(156,712)
1-day FEDL, 3.64%	At Termination	3.60%	At Termination	N/A	03/18/26	USD	3,014,890	(152,204)	3,254	(155,458)
1-day TIIEFONDEO, 7.20%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	93,107	11,942	2	11,940
1-day TIIEFONDEO, 7.20%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	232,698	29,660	6	29,654
1-day TIIEFONDEO, 7.20%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	116,342	17,135	3	17,132
1-day TIIEFONDEO, 7.20%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	46,551	7,425	2	7,423
1-day TIIEFONDEO, 7.20%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	31,945	5,971	1	5,970
1-day TIIEFONDEO, 7.20%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	63,784	10,439	3	10,436
1-day TIIEFONDEO, 7.20%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	75,922	9,677	4	9,673
1-day TIIEFONDEO, 7.20%	Monthly	7.30%	Monthly	N/A	08/27/26	MXN	11,621	1,444	1	1,443
1-day TIIEFONDEO, 7.20%	Monthly	7.29%	Monthly	N/A	08/31/26	MXN	81,893	9,840	5	9,835
6.80%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/05/26	ZAR	40,192	(2,950)	4	(2,954)
4.18%	Quarterly	3-mo. WIBOR, 3.90%	Annual	N/A	09/17/26	PLN	2,348	(8,214)	1	(8,215)
4.19%	At Termination	3-mo. WIBOR, 3.90%	At Termination	N/A	09/17/26	PLN	15,339	(53,673)	8	(53,681)
4.21%	Quarterly	3-mo. WIBOR, 3.90%	Annual	N/A	09/17/26	PLN	25,718	(91,397)	15	(91,412)
4.22%	Quarterly	3-mo. WIBOR, 3.90%	Annual	N/A	09/17/26	PLN	12,887	(46,327)	7	(46,334)
4.27%	Quarterly	3-mo. WIBOR, 3.90%	Annual	N/A	09/17/26	PLN	16,545	(61,713)	10	(61,723)
4.31%	Semi-Annual	6-mo. WIBOR, 3.79%	Annual	N/A	09/17/26	PLN	12,858	(4,157)	7	(4,164)
6.81%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/26	ZAR	140,092	(12,643)	15	(12,658)
6.81%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/26	ZAR	21,443	(1,919)	2	(1,921)
6.82%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/26	ZAR	151,111	(13,863)	17	(13,880)
1-day TIIEFONDEO, 7.20%	Monthly	7.16%	Monthly	N/A	09/17/26	MXN	15,605	1,399	2	1,397
3.43%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/03/26	USD	160,000	454,577	3,448	451,129
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.96%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	10/19/26	MXN	310,096	$(5,292)	$22	$(5,314)
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	1,786	8,927	2	8,925
1-day SOFR, 3.68%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	3,655	20,208	4	20,204
1-day TIIEFONDEO, 7.20%	Monthly	6.92%	Monthly	N/A	10/28/26	MXN	117,490	270	9	261
1-day TIIEFONDEO, 7.20%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	24,900	8,495	4	8,491
1-day TIIEFONDEO, 7.20%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	62,232	69,628	6	69,622
3.91%	Quarterly	3-mo. WIBOR, 3.90%	Annual	N/A	12/17/26	PLN	31,172	(17,610)	24	(17,634)
6.64%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	675,143	(43,881)	110	(43,991)
6.66%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	77,713	(5,905)	13	(5,918)
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	8,432	(1,680)	2	(1,682)
1-day BZDIOVER, 0.05%	At Termination	13.78%	At Termination	N/A	01/04/27	BRL	2,645	1,064	1	1,063
13.79%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	18,413	(7,701)	7	(7,708)
13.84%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	17,389	(6,133)	11	(6,144)
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	158,199	(38,532)	133	(38,665)
6-mo. BUBOR, 6.32%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	817,826	85,871	4	85,867
3.96%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	09/17/27	PLN	3,271	(2,428)	3	(2,431)
3.97%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	09/17/27	PLN	35,825	(27,887)	37	(27,924)
3.99%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	09/17/27	PLN	21,367	(18,939)	22	(18,961)
4.03%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	09/17/27	PLN	17,951	(19,786)	19	(19,805)
4.04%	Annual	3-mo. WIBOR, 3.90%	Quarterly	N/A	09/17/27	PLN	9,266	(45,377)	(480)	(44,897)
4.05%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	09/17/27	PLN	17,911	(21,414)	19	(21,433)
6.72%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/27	ZAR	31,548	(10,607)	8	(10,615)
6.72%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/27	ZAR	4,829	(1,620)	1	(1,621)
6.72%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	09/17/27	ZAR	34,030	(11,435)	7	(11,442)
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	10/23/27	USD	930	13,520	2	13,518
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	479	4,505	1	4,504
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	479	4,784	1	4,783

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	957	$10,220	$4	$10,216
1-day SOFR, 3.68%	Annual	3.84%	Annual	N/A	11/17/27	USD	2,226	18,205	9	18,196
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/2026(a)	12/11/27	USD	307,090	(39,266)	556	(39,822)
3.90%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/27	PLN	52,561	(80,502)	65	(80,567)
3.90%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/27	PLN	20,779	(31,323)	25	(31,348)
4.02%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/27	PLN	22,364	(48,476)	28	(48,504)
6-mo. BUBOR, 6.32%	Semi-Annual	6.15%	Annual	N/A	12/17/27	HUF	1,407,861	12,870	19	12,851
6-mo. BUBOR, 6.32%	Semi-Annual	6.17%	Annual	N/A	12/17/27	HUF	8,131,720	88,157	108	88,049
6-mo. BUBOR, 6.32%	Semi-Annual	6.18%	Annual	N/A	12/17/27	HUF	1,192,205	13,282	16	13,266
6.53%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/27	ZAR	186,800	(34,920)	48	(34,968)
6.55%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/27	ZAR	29,606	(6,156)	8	(6,164)
3.48%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	3/18/2026(a)	03/18/28	PLN	15,998	6,538	21	6,517
3.49%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	3/18/2026(a)	03/18/28	PLN	6,868	2,532	9	2,523
6-mo. BUBOR, 6.32%	Semi-Annual	5.76%	Annual	3/18/2026(a)	03/18/28	HUF	396,152	(2,034)	6	(2,040)
6-mo. BUBOR, 6.32%	Semi-Annual	5.87%	Annual	3/18/2026(a)	03/18/28	HUF	929,643	1,313	13	1,300
6.32%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/28	ZAR	28,698	(307)	8	(315)
1-day TIIEFONDEO, 7.20%	Monthly	7.96%	Monthly	12/17/2027(a)	12/15/28	MXN	104,726	15,277	11	15,266
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.51%	Quarterly	N/A	12/17/28	CNY	25,007	(4,626)	35	(4,661)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.59%	Quarterly	N/A	12/17/28	CNY	217,444	32,939	299	32,640
3-mo. KRW CDC, 2.73%	Quarterly	2.51%	Quarterly	N/A	12/17/28	KRW	69,857,228	(970,158)	482	(970,640)
3-mo. KRW CDC, 2.73%	Quarterly	2.57%	Quarterly	N/A	12/17/28	KRW	11,373,888	(144,021)	78	(144,099)
3-mo. KRW CDC, 2.73%	Quarterly	2.61%	Quarterly	N/A	12/17/28	KRW	9,341,818	(111,347)	64	(111,411)
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	14,327	13,329	12	13,317
1-day BZDIOVER, 0.05%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	10,990	9,594	19	9,575
1-day BZDIOVER, 0.05%	Quarterly	13.12%	Annual	N/A	01/02/29	BRL	415,000	612,664	711	611,953
1-day BZDIOVER, 0.05%	Quarterly	13.15%	Annual	N/A	01/02/29	BRL	1,682	1,930	3	1,927
1-day BZDIOVER, 0.05%	At Termination	13.16%	At Termination	N/A	01/02/29	BRL	2,981	7,107	2	7,105
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.05%	At Termination	13.17%	At Termination	N/A	01/02/29	BRL	31,286	$75,392	$26	$75,366
1-day BZDIOVER, 0.05%	At Termination	13.23%	At Termination	N/A	01/02/29	BRL	148,969	303,228	255	302,973
1-day BZDIOVER, 0.05%	At Termination	13.29%	At Termination	N/A	01/02/29	BRL	29,548	84,721	42	84,679
1-day BZDIOVER, 0.05%	At Termination	13.39%	At Termination	N/A	01/02/29	BRL	28,819	84,772	49	84,723
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.53%	Quarterly	3/18/2026(a)	03/18/29	CNY	25,408	(2,572)	36	(2,608)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.56%	Quarterly	3/18/2026(a)	03/18/29	CNY	11,638	(106)	16	(122)
3-mo. KRW CDC, 2.73%	Quarterly	3.27%	Quarterly	3/18/2026(a)	03/18/29	KRW	8,226,169	448	54	394
1-day TIIEFONDEO, 7.20%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	11,015	8,417	6	8,411
1-day TIIEFONDEO, 7.20%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	129,270	416,666	44	416,622
7.78%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	12/14/29	MXN	13,457	(10,291)	6	(10,297)
1-day MIBOR, 5.53%	Semi-Annual	6.12%	Semi-Annual	N/A	12/18/29	INR	560,722	23,213	74	23,139
1-day MIBOR, 5.53%	Semi-Annual	6.12%	Semi-Annual	N/A	12/18/29	INR	560,722	21,718	74	21,644
6-mo. EURIBOR, 2.16%	Semi-Annual	2.18%	Annual	N/A	01/31/30	EUR	1,424	(15,432)	88	(15,520)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	4,281	(40,064)	693	(40,757)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	1,074	(10,377)	(526)	(9,851)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.29%	Annual	N/A	01/31/30	EUR	2,144	(12,496)	(183)	(12,313)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	1,418	(430)	330	(760)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.63%	Annual	N/A	01/31/30	EUR	4,279	39,439	82,548	(43,109)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.18%	Annual	N/A	02/03/30	EUR	715	(4,397)	—	(4,397)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.27%	Annual	N/A	02/03/30	EUR	2,753	(17,320)	641	(17,961)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.28%	Annual	N/A	02/03/30	EUR	3,148	(19,939)	490	(20,429)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.29%	Annual	N/A	02/03/30	EUR	391	(1,996)	(56)	(1,940)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.31%	Annual	N/A	02/03/30	EUR	525	(2,275)	(108)	(2,167)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.33%	Annual	N/A	02/03/30	EUR	2,552	(8,104)	2,388	(10,492)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.33%	Annual	N/A	02/03/30	EUR	2,932	(9,263)	(1,593)	(7,670)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	2,861	45,511	5,770	39,741

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.16%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	1,465	$1,043	$17	$1,026
6-mo. EURIBOR, 2.16%	Semi-Annual	2.44%	Annual	N/A	02/03/30	EUR	3,198	3,448	2,311	1,137
8.65%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	02/07/30	MXN	41,509	(104,494)	16	(104,510)
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	02/26/30	USD	100,000	1,405,853	784	1,405,069
6-mo. BUBOR, 6.32%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	336,357	54,993	7	54,986
7.82%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	05/06/30	MXN	16,608	(12,920)	8	(12,928)
7.82%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	05/27/30	MXN	8,914	(7,024)	4	(7,028)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	17,390	13,688	171	13,517
1-day TIIEFONDEO, 7.20%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	49,435	38,316	22	38,294
1-day TIIEFONDEO, 7.20%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	19,780	15,352	8	15,344
1-day TIIEFONDEO, 7.20%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	47,541	26,451	21	26,430
1-day TIIEFONDEO, 7.20%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	35,820	14,931	16	14,915
1-day TIIEFONDEO, 7.20%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	312,988	144,405	139	144,266
1-day TIIEFONDEO, 7.20%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	42,637	2,035	19	2,016
1-day TIIEFONDEO, 7.20%	Monthly	7.49%	Monthly	N/A	08/22/30	MXN	6,526	(68)	3	(71)
1-day TIIEFONDEO, 7.20%	Monthly	7.46%	Monthly	N/A	08/26/30	MXN	45,990	(3,361)	21	(3,382)
1-day TIIEFONDEO, 7.20%	Monthly	7.28%	Monthly	N/A	09/12/30	MXN	8,763	(4,230)	5	(4,235)
3.70%	Semi-Annual	6 Month CZK, 3.44%	Semi-Annual	N/A	09/17/30	USD	89,079	88,642	45	88,597
6-mo. PRIBOR, 3.44%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	69,381	37,077	34	37,043
6-mo. BUBOR, 6.32%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	168,542	5,707	5	5,702
1-day TIIEFONDEO, 7.20%	Monthly	7.29%	Monthly	N/A	10/03/30	MXN	48,982	(24,506)	24	(24,530)
7.16%	Monthly	1-day TIIEFONDEO, 7.20%	Monthly	N/A	10/14/30	MXN	109,946	88,655	52	88,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 7.20%	Monthly	7.18%	Monthly	N/A	10/23/30	MXN	53,705	$(41,622)	$26	$(41,648)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.56%	Quarterly	N/A	12/17/30	CNY	17,672	(8,813)	28	(8,841)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	133,329	(48,617)	209	(48,826)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.65%	Quarterly	N/A	12/17/30	CNY	20,337	2,093	32	2,061
6-mo. PRIBOR, 3.44%	Semi-Annual	3.79%	Annual	N/A	12/17/30	CZK	518,746	211,328	271	211,057
6-mo. PRIBOR, 3.44%	Semi-Annual	3.82%	Annual	N/A	12/17/30	CZK	145,157	69,011	76	68,935
6-mo. PRIBOR, 3.44%	Semi-Annual	3.90%	Annual	N/A	12/17/30	CZK	145,477	97,878	76	97,802
6-mo. PRIBOR, 3.44%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	438,387	300,385	231	300,154
6-mo. WIBOR, 3.79%	Semi-Annual	4.02%	Annual	N/A	12/17/30	PLN	3,231	8,503	10	8,493
6-mo. WIBOR, 3.79%	Semi-Annual	4.04%	Annual	N/A	12/17/30	PLN	69,348	204,421	207	204,214
4.08%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/30	PLN	23,237	(80,264)	70	(80,334)
4.08%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/30	PLN	23,589	(82,078)	71	(82,149)
4.10%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/30	PLN	23,589	(86,558)	71	(86,629)
6-mo. BUBOR, 6.32%	Semi-Annual	6.23%	Annual	N/A	12/17/30	HUF	225,516	6,803	8	6,795
6-mo. BUBOR, 6.32%	Semi-Annual	6.24%	Annual	N/A	12/17/30	HUF	224,158	6,977	8	6,969
6-mo. BUBOR, 6.32%	Semi-Annual	6.26%	Annual	N/A	12/17/30	HUF	1,216,984	40,876	39	40,837
6.86%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	99,804	(73,184)	63	(73,247)
6.88%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	770,712	(610,792)	483	(611,275)
7.04%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	96,345	(117,094)	61	(117,155)
1-day TIIEFONDEO, 7.20%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	23,794	(256)	13	(269)
1-day TIIEFONDEO, 7.20%	Monthly	7.78%	Monthly	N/A	01/16/31	MXN	48,419	28,156	26	28,130
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.62%	Quarterly	3/18/2026(a)	03/18/31	CNY	17,956	(3,079)	29	(3,108)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.64%	Quarterly	3/18/2026(a)	03/18/31	CNY	8,224	(115)	13	(128)
6-mo. PRIBOR, 3.44%	Semi-Annual	3.72%	Annual	3/18/2026(a)	03/18/31	CZK	149,605	32,253	81	32,172
6-mo. PRIBOR, 3.44%	Semi-Annual	3.74%	Annual	3/18/2026(a)	03/18/31	CZK	66,327	18,029	35	17,994

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 3.44%	Semi-Annual	3.97%	Annual	3/18/2026(a)	03/18/31	CZK	154,573	$121,195	$83	$121,112
6-mo. BUBOR, 6.32%	Semi-Annual	5.98%	Annual	3/18/2026(a)	03/18/31	HUF	104,278	23	3	20
6-mo. BUBOR, 6.32%	Semi-Annual	6.07%	Annual	3/18/2026(a)	03/18/31	HUF	227,713	2,808	8	2,800
6.67%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	108,289	(16,672)	74	(16,746)
6.69%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	47,115	(9,233)	32	(9,265)
6.75%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	106,278	(39,470)	71	(39,541)
1-day SOFR, 3.68%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	252,183	194	251,989
1-day MIBOR, 5.53%	Semi-Annual	6.44%	Semi annual	N/A	09/18/34	INR	379,219	22,748	82	22,666
1-day SOFR, 3.68%	Annual	3.70%	Annual	N/A	01/06/35	USD	34,657	(273,307)	521	(273,828)
1-day TIIEFONDEO, 7.20%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	134,182	138,114	121	137,993
1.49%	Quarterly	1-day THOR, 1.23%	Quarterly	N/A	12/17/35	THB	50,085	62,444	18,132	44,312
1-day THOR, 1.23%	Quarterly	1.59%	Quarterly	N/A	12/17/35	THB	50,085	(47,388)	28	(47,416)
1-day TIIEFONDEO, 7.20%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	6,443	(341)	6	(347)
1-day TIIEFONDEO, 7.20%	Monthly	8.23%	Monthly	N/A	01/10/36	MXN	14,071	11,954	14	11,940
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	39,293	(1,233,046)	1,184	(1,234,230)
1-day SOFR, 3.68%	Annual	4.08%	Annual	N/A	12/12/55	USD	296,000	(6,678,751)	(144,542)	(6,534,209)
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/12/55	USD	296,000	6,729,715	214,727	6,514,988
								$776,458	$202,323	$574,135

(a)	Forward Swap.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	BB+	USD	1,927	$288,032	$242,663	$45,369
Worldline SA	5.00	Quarterly	Deutsche Bank AG	12/20/30	BB	USD	891	(144,540)	(217,697)	73,157
Worldline SA	5.00	Quarterly	Goldman Sachs International	12/20/30	BB	USD	6,900	(1,119,222)	(1,792,259)	673,037
Worldline SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB	USD	909	(147,431)	(233,116)	85,685
								(1,123,161)	(2,000,409)	877,248
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.07%	At Termination	1-day COOIS, 8.74%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	$1,912,726	$10,177	$—	$10,177
8.40%	At Termination	1-day COOIS, 8.74%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	956,306	4,285	—	4,285
8.61%	At Termination	1-day COOIS, 8.75%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	1,913,281	7,552	—	7,552
8.64%	At Termination	1-day COOIS, 8.75%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	958,429	3,722	—	3,722
8.69%	At Termination	1-day COOIS, 8.75%	At Termination	Barclays Bank PLC	N/A	09/17/26	COP	480,012	1,797	—	1,797
8.73%	At Termination	1-day COOIS, 8.75%	At Termination	Morgan Stanley & Co. International PLC	N/A	09/17/26	COP	1,140,814	4,154	—	4,154
8.75%	At Termination	1-day COOIS, 8.75%	At Termination	Citibank N.A.	N/A	09/17/26	COP	174,620	629	—	629
8.78%	At Termination	1-day COOIS, 8.75%	At Termination	Citibank N.A.	N/A	09/17/26	COP	1,230,540	4,325	—	4,325
8.80%	At Termination	1-day COOIS, 8.75%	At Termination	JPMorgan Chase Bank N.A.	N/A	09/17/26	COP	234,476	815	—	815
7.25%	Quarterly	1-day COOIS, 8.74%	Quarterly	Barclays Bank PLC	N/A	09/25/26	COP	1,912,726	10,975	—	10,975
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	2,103	(3,541)	—	(3,541)
1-day BZDIOVER, 0.05%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,841	5,225	—	5,225
4.44%	At Termination	1-day CLP Interbank Rate, 26,136.90%	At Termination	JPMorgan Chase Bank N.A.	12/16/2026 (a)	12/16/27	CLP	2,902,458	(4,157)	—	(4,157)
4.44%	Semi annual	1-day CLP Interbank Rate, 26,136.90%	Semi annual	Goldman Sachs International	N/A	12/17/27	CLP	30,195,775	(48,867)	—	(48,867)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	29,600,451	(232,503)	—	(232,503)
1-day COOIS, 8.75%	At Termination	9.37%	At Termination	Goldman Sachs International	N/A	12/17/27	COP	29,383,670	(222,194)	—	(222,194)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	58,337,439	(392,721)	—	(392,721)
4.40%	Semi annual	1-day CLP Interbank Rate, 26,136.90%	Semi annual	Citibank N.A.	3/18/2026 (a)	03/18/28	CLP	3,021,293	(1,885)	—	(1,885)
1-day COOIS, 8.75%	Quarterly	10.78%	Quarterly	Goldman Sachs International	3/18/2026 (a)	03/18/28	COP	5,633,786	(11,257)	—	(11,257)
1-day COOIS, 8.75%	Quarterly	11.00%	Quarterly	HSBC Bank PLC	3/18/2026 (a)	03/18/28	COP	12,302,521	(11,697)	—	(11,697)
1-day BZDIOVER, 0.05%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,624	7,758	—	7,758
1-day BZDIOVER, 0.05%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	12,165	—	12,165
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	25,866	47,268	—	47,268
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	9,233	19,651	—	19,651
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	18,431	43,571	—	43,571
1-day BZDIOVER, 0.05%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,039	9,266	—	9,266

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	$8,079	$60,711	$—	$60,711
9.36%	At Termination	1-day COOIS, 8.75%	At Termination	Goldman Sachs International	N/A	12/17/29	COP	16,418,562	221,591	—	221,591
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	16,370,409	212,348	—	212,348
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	32,103,722	382,726	—	382,726
10.60%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	3/18/2026 (a)	03/18/30	COP	3,116,150	11,288	—	11,288
10.67%	Quarterly	1-day COOIS, 8.75%	Quarterly	HSBC Bank PLC	3/18/2026 (a)	03/18/30	COP	6,804,749	20,311	—	20,311
1-day CLP Interbank Rate, 26,136.90%	Semi annual	5.64%	Semi annual	JPMorgan Chase Bank N.A.	12/18/2030 (a)	12/18/35	CLP	804,440	(2,209)	—	(2,209)
1-day CLP Interbank Rate, 26,136.90%	Semi annual	5.24%	Semi annual	Citibank N.A.	3/18/2026 (a)	03/18/36	CLP	430,412	2,660	—	2,660
									$173,939	$—	$173,939

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.10%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,953	$1,287,754	$—	$1,287,754
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.40%, 3.68%	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	199	(136,795)	—	(136,795)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.45%, 3.68%	At Termination	Citibank N.A.	N/A	03/20/26	USD	148	(102,016)	—	(102,016)
1-day SOFR plus 0.20%, 3.68%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	458	(124,683)	—	(124,683)
									$924,260	$—	$924,260
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps	$10,500,413	$(1,016,088)	$15,625,837	$(12,730,067)	$—
OTC Swaps	242,663	(2,243,072)	3,269,972	(1,294,525)	—
Options Written	N/A	(13,396,326)	3,953,441	(3,604,594)	(13,047,479)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$5,644,217	$—	$5,644,217
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$25,202,842	$—	$—	$25,202,842
Options Purchased
Investments at value — unaffiliated	$—	$—	$565,371	$—	$305,225	$—	$870,596
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$2,852,993	$—	$—	$12,772,844	$—	$15,625,837
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$1,119,911	$1,287,754	$—	$1,104,970	$—	$3,512,635
	$—	$3,972,904	$1,853,125	$25,202,842	$19,827,256	$—	$50,856,127
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$13,554,094	$—	$13,554,094
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$60,712,408	$—	$—	$60,712,408
Options written
Options written at value	$—	$—	$2,933,832	$6,793,187	$3,320,460	$—	$13,047,479
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps	$—	$531,358	$—	$—	$12,198,709	$—	$12,730,067
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums re- ceived	$—	$2,243,072	$363,494	$—	$931,031	$—	$3,537,597
	$—	$2,774,430	$3,297,326	$67,505,595	$30,004,294	$—	$103,581,645

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$7,778,619	$—	$7,778,619
Forward foreign currency exchange contracts	—	—	—	(24,807,611)	—	—	(24,807,611)
Options purchased	—	(889,003)	(146,785)	—	(1,061,718)	—	(2,097,506)
Options written	—	175,264	4,226,494	—	10,607,824	—	15,009,582
Swaps	—	794,365	1,529,006	—	(3,046,108)	—	(722,737)
	$—	$80,626	$5,608,715	$(24,807,611)	$14,278,617	$—	$(4,839,653)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(8,330,342)	$—	$(8,330,342)
Forward foreign currency exchange contracts	—	—	—	(103,337,201)	—	—	(103,337,201)
Options purchased	—	34,003	16,516	—	365,537	—	416,056
Options written	—	3,431	2,392,781	(3,394,266)	(66,278)	—	(1,064,332)
Swaps	—	1,696,997	454,860	—	(118,019)	—	2,033,838
	$—	$1,734,431	$2,864,157	$(106,731,467)	$(8,149,102)	$—	$(110,281,981)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,382,685,513
Average notional value of contracts — short	$1,179,811,495
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,807,105,192
Average amounts sold — in USD	$1,215,059,981
Options:
Average value of option contracts purchased	$282,685
Average market value of option contracts purchased	$6,030,272
Average notional value of swaption contracts purchased	$376,795,419
Average notional value of swaption contracts written	1,796,162,940
Credit default swaps:
Average notional value — buy protection	$15,620,349
Average notional value — sell protection	$114,012,429
Interest rate swaps:
Average notional value — pays fixed rate	$677,436,815
Average notional value — receives fixed rate	$4,981,935,216
Total return swaps:
Average notional value	$117,738,056
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$1,827,575
Forward foreign currency exchange contracts	25,202,842	60,712,408
Options	870,596 (a)	13,047,479
Swaps - centrally cleared	—	104,488
Swaps - OTC(b)	3,512,635	3,537,597
Total derivative assets and liabilities in the Statement of Assets and Liabilities	29,586,073	79,229,547
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(565,371)	(4,865,895)
Total derivative assets and liabilities subject to an MNA	$29,020,702	$74,363,652

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$141,883	$(141,883)	$—	$—	$—
Barclays Bank PLC	2,712,250	(18,004)	—	(2,694,246)	—
BNP Paribas SA	961,849	(961,849)	—	—	—
Citibank N.A.	4,959,680	(4,959,680)	—	—	—
Deutsche Bank AG	73,157	(73,157)	—	—	—
Deutsche Bank Securities Inc.	1,044,551	(1,044,551)	—	—	—
Goldman Sachs & Co.	5,877,071	(4,591,571)	—	(1,250,000)	35,500
Goldman Sachs International	1,423,489	(1,423,489)	—	—	—
HSBC Bank PLC	2,056,246	(1,336,980)	—	—	719,266
JPMorgan Chase Bank N.A.	3,814,383	(3,814,383)	—	—	—
Morgan Stanley & Co. International PLC	5,326,468	(5,326,468)	—	—	—
Morgan Stanley & Co. LLC	1,761	(1,761)	—	—	—
Societe Generale	206,220	(206,220)	—	—	—
State Street Bank & Trust Company	232,626	(232,626)	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$189,068	$(103,159)	$—	$—	$85,909
	$29,020,702	$(24,235,781)	$—	$(3,944,246)	$840,675

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$6,276,673	$(141,883)	$—	$(6,134,790)	$—
Barclays Bank PLC	18,004	(18,004)	—	—	—
BNP Paribas SA	9,956,077	(961,849)	—	—	8,994,228
Citibank N.A.	13,496,817	(4,959,680)	—	(4,450,000)	4,087,137
Deutsche Bank AG	2,134,464	(73,157)	—	—	2,061,307
Deutsche Bank Securities Inc.	9,684,908	(1,044,551)	—	(3,460,000)	5,180,357
Goldman Sachs & Co.	4,591,571	(4,591,571)	—	—	—
Goldman Sachs International	3,666,215	(1,423,489)	—	—	2,242,726
HSBC Bank PLC	1,336,980	(1,336,980)	—	—	—
JPMorgan Chase Bank N.A.	5,406,002	(3,814,383)	—	(1,591,619)	—
Morgan Stanley & Co. International PLC	15,173,166	(5,326,468)	—	—	9,846,698
Morgan Stanley & Co. LLC	97,603	(1,761)	—	—	95,842
Societe Generale	675,001	(206,220)	—	—	468,781
State Street Bank & Trust Company	1,747,012	(232,626)	—	(1,514,386)	—
UBS AG	103,159	(103,159)	—	—	—
	$74,363,652	$(24,235,781)	$—	$(17,150,795)	$32,977,076

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,066,322,829	$8,000,000	$3,074,322,829
Collateralized Mortgage Obligations	—	3,510,945,560	—	3,510,945,560
Convertible Bonds	24,341,343	—	—	24,341,343
Corporate Bonds & Notes	—	6,876,983,713	66,638,651	6,943,622,364
Fixed Rate Loan Interests	—	5,201,020	—	5,201,020
Floating Rate Loan Interests	—	253,904,706	8,046,957	261,951,663
Foreign Government Obligations	—	1,733,166,768	—	1,733,166,768
Municipal Debt Obligations	—	2,290,160	—	2,290,160
U.S. Government Agency Obligations	—	4,102,131,353	—	4,102,131,353
Common Stocks	819,021	—	—	819,021
Investment Companies	496,429,593	—	—	496,429,593
Preferred Stocks	919,056	—	—	919,056
Short-Term Securities
Money Market Funds	1,029,655,052	—	—	1,029,655,052

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Flexible Income Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$—	$305,225	$—	$305,225
Equity Contracts	565,371	—	—	565,371
Liabilities
Investments
TBA Sales Commitments	—	(1,530,925,409)	—	(1,530,925,409)
	$1,552,729,436	$18,020,325,925	$82,685,608	$19,655,740,969
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$3,730,241	$—	$3,730,241
Equity Contracts	—	1,287,754	—	1,287,754
Foreign Currency Exchange Contracts	—	25,202,842	—	25,202,842
Interest Rate Contracts	5,644,217	13,877,814	—	19,522,031
Liabilities
Credit Contracts	—	(531,358)	—	(531,358)
Equity Contracts	(2,933,832)	(363,494)	—	(3,297,326)
Foreign Currency Exchange Contracts	—	(67,505,595)	—	(67,505,595)
Interest Rate Contracts	(13,554,094)	(16,450,200)	—	(30,004,294)
	$(10,843,709)	$(40,751,996)	$—	$(51,595,705)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(a)(b)	$55	$55,017
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	95,568
Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	68	65,194
Environmental Control — 0.0%
GFL Environmental, Inc., 4.00%, 08/01/28(a)	25	24,605
Food — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	55	57,203
Internet — 0.9%
Beignet Investor LLC, 6.58%, 05/30/49(a)	449	467,506
Getty Images, Inc., 11.25%, 02/21/30(a)(b)	47	42,070
		509,576
Machinery — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	24,619
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	200	205,251
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(b)	160	151,307
Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)(c)	94	73,051
Cloud Software Group, Inc., 9.00%, 09/30/29(a)	29	29,283
		102,334
Total Corporate Bonds & Notes — 2.2% (Cost: $1,273,987)		1,290,674
Fixed Rate Loan Interests
Computers — 0.2%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31	128	125,312
X Corp., 2025 Term Loan, 9.50%, 10/26/29	19	19,641
		144,953
Software — 0.2%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	128	119,187
Total Fixed Rate Loan Interests — 0.4% (Cost: $275,320)		264,140
Floating Rate Loan Interests(d)
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.79%, 08/23/28	24	23,801
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/24/32	68	68,255
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.82%, 02/07/31	46	46,486
Security	Par (000)	Value
Advertising (continued)
Summer BC Holdco B Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.93%, 02/15/29	$27	$24,700
		163,242
Aerospace & Defense — 2.4%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/31/30	66	65,798
Cobham Ultra SeniorCo Sarl, USD Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.37%, 08/03/29	114	113,698
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	256	256,531
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	98	97,919
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.15%, 02/26/32	1	1,242
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.38%, 02/26/32	67	66,996
Propulsion (BC) Finco S.a.r.l., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/01/32	57	57,399
TransDigm, Inc.
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30	116	116,102
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31	297	296,486
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32	161	161,056
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32	182	181,387
		1,414,614
Airlines — 1.3%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28	44	44,442
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 05/28/32	40	39,740
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31	142	141,408
American Airlines, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 01/29/27	78	77,409
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.00%, 02/15/28	147	146,828
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29	108	107,598
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	122	116,714
United Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 02/22/31	107	107,297
		781,436

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28	$105	$104,591
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32	59	59,213
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 09/12/32	31	31,000
		194,804
Auto Manufacturers — 0.1%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 01/02/33	85	85,170
Auto Parts & Equipment — 1.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30	325	323,905
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32	150	149,671
Garrett LX I Sarl, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32	12	11,978
Realtruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.00%), 8.79%, 01/31/28	55	42,661
RealTruck Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 7.54%, 01/31/28	14	11,113
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 8.99%, 11/17/28	139	137,450
		676,778
Banks — 0.2%
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/24/32	120	119,500
Beverages — 0.5%
Naked Juice LLC
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.02%, 01/24/29	51	32,314
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.17%, 01/24/29	136	135,269
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 01/24/30	46	9,614
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/31/28	87	86,516
Sazerac Co., , Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/09/32	43	42,730
		306,443
Building Materials — 2.7%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32	273	272,642
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30	99	96,831
Security	Par (000)	Value
Building Materials (continued)
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32	$126	$124,891
Emrld Borrower LP
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 05/31/30	239	238,346
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31	187	186,604
Gibraltar Industries Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(e)	15	15,000
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29	119	118,611
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32	108	108,101
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/14/31	135	135,392
Standard Industries, Inc./New York, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28	13	12,684
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 08/05/31	286	276,127
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 5.79%, 10/04/28	20	20,075
		1,605,304
Chemicals — 4.2%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 7.77%, 11/24/27	83	76,379
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (Defaulted), 0.00%, 08/27/26(c)(e)(f)	16	21
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 12/20/29	173	173,105
Chemours Co. (The), 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32	202	200,359
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30	120	119,740
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29	107	98,662
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31	58	57,794
Element Solutions, Inc.
2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30	41	41,109
2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 12/18/30	163	163,524
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32	74	72,870
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 02/15/30	144	143,888
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/18/30(e)	54	39,168
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31	$45	$28,835
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.93%), 7.70%, 07/03/28	112	94,695
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(e)	72	72,076
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 06/20/31	234	230,501
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/03/32	142	139,575
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.00%, 04/08/31	55	40,652
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.87%, 10/09/31	65	64,231
Qnity Electronics, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.52%, 11/01/32	229	229,859
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32	79	79,296
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.70%, 08/02/30	184	182,816
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/19/32	124	123,248
		2,472,403
Commercial Mbs — 0.4%
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31	250	249,472
Commercial Services — 7.9%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.87%, 05/21/31	219	218,145
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32	177	176,287
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32	380	380,184
Anticimex International AB, 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.31%, 11/17/31	34	34,141
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29	291	291,763
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.12%, 10/16/31	374	374,876
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32	134	134,100
Security	Par (000)	Value
Commercial Services (continued)
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31	$77	$70,567
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 09/29/28	128	127,585
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/01/32	114	113,349
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31	312	311,018
Dycom Investments, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% + 1.75%), 5.42%, 01/27/33	42	42,079
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.35%, 07/06/29	75	75,326
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/01/29	138	136,442
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(e)	71	71,430
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00% and 3.75% PIK), 9.42%, 07/31/30(g)	66	62,161
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31	153	150,158
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/02/32	27	27,011
Hertz Corp.(The)
2021 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 7.29%, 06/30/28	112	94,911
2021 Term Loan C, (1-mo. CME Term SOFR + 3.50%), 7.29%, 06/30/28	21	18,017
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.33%, 03/06/28	30	7,043
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 10/07/32	305	269,672
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	296	295,381
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.27%, 11/01/28	29	5,677
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/31/32	74	73,823
PG Polaris BidCo Sarl, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/26/31	60	59,508
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.44%, 03/07/32	240	239,051
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 10/13/30	27	26,471

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Pye-Barker Fire & Safety, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 12/16/32	$97	$96,529
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31	81	80,141
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/03/32	54	54,134
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/24/31	178	177,903
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 06/24/31	89	88,852
TruGreen LP, 2020 Term Loan, (3-mo. CME Term SOFR + 4.00%), 7.77%, 11/02/27	30	28,948
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR + 4.36%), 8.04%, 12/17/28(c)(f)	44	5,252
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31	178	177,880
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28	30	29,646
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32	60	59,215
		4,684,676
Computers — 1.5%
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/09/31	121	118,614
Cubic Corp.
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.00%), 4.93%, 05/25/29	37	7,522
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29	273	55,781
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/27/31(e)	53	52,404
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29	157	138,771
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.52%, 02/01/28	165	152,036
Ping Identity Holding Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.62%, 11/15/32	50	49,521
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 10.42%, 10/26/29	343	342,027
		916,676
Cosmetics & Personal Care — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 12/15/32(e)	20	20,075
Security	Par (000)	Value
Distribution & Wholesale — 1.6%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31	$167	$167,179
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/27/28	96	95,707
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/09/31	214	213,923
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31	118	117,245
Fluid-Flow Products, Inc., 2025 Term Loan B, 03/31/28(h)	8	8,003
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31	251	251,080
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/13/32	79	78,655
		931,792
Diversified Financial Services — 3.7%
Advisor Group, Inc., 2025 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.60%, 07/30/32	188	186,332
AllSpring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/01/30	25	24,872
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.39%, 02/27/32	184	169,020
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30	68	67,644
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32(e)	156	155,130
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	149	148,654
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28	208	207,909
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31	315	313,397
Edelman Financial Engines Center LLC.(The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28	169	168,421
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31	208	206,084
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/05/31	45	44,698
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/18/30	108	107,505
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 12/15/31	300	297,907
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32	$90	$89,944
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/05/28	11	10,535
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(e)	6	5,998
		2,204,050
Electric — 1.5%
Calpine Construction Finance Co., L.P., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30	175	174,910
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.82%, 12/15/27	89	89,526
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 12/02/31	65	65,312
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 04/16/31	300	300,233
Talen Energy Supply LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32	93	92,930
2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.35%, 12/15/31	58	58,392
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30	118	118,554
		899,857
Electrical Components & Equipment — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29	17	16,639
Project Aurora US Finco Inc, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.49%, 12/06/32	23	23,015
		39,654
Electronics — 1.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/20/31(e)	69	69,056
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29	98	97,901
LSF12 Helix Parent LLC, USD Term Loan B, 01/21/33(h)	113	112,576
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32	81	81,008
Resilience Parent LLC, 1st Lien Term Loan, 01/21/33(h)	166	165,793
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/27/32(e)	90	90,225
		616,559
Energy - Alternate Sources — 0.1%
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/16/32	61	60,684
Security	Par (000)	Value
Engineering & Construction — 1.5%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31	$295	$294,794
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32	43	43,143
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.35%, 08/01/30	229	201,743
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31	44	44,190
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31	93	93,300
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 01/25/31	194	194,999
		872,169
Entertainment — 5.7%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.18%, 10/02/28	58	56,808
Caesars Entertainment, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30	33	33,063
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31	345	342,416
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.01%, 07/22/30	118	117,858
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.19%, 12/02/31	99	96,572
Delta 2 Lux Sarl, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/30/31	293	292,344
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	179	178,650
ECL Entertainment, LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30	30	29,488
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32	367	366,880
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 11/30/30	211	210,197
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 06/04/32	91	91,096
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	76	73,604
Herschend Entertainment Co., LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32	93	92,732
Light and Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29	200	199,231
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32(e)	122	121,695

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Motion Finco Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 11/12/29	$209	$178,184
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 08/01/30	45	41,723
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29	90	90,329
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29	94	92,099
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31	73	72,119
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31	38	37,664
UFC Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 11/21/31	301	301,566
Voyager Parent, LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/32	110	109,442
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 01/24/31	141	141,396
		3,367,156
Environmental Control — 1.5%
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32	44	44,303
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 10/21/28	178	177,821
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.27%, 03/03/32	238	238,205
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/17/30	60	60,061
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28	150	150,199
Reworld Holding Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28	35	34,795
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 01/15/31	37	36,942
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	10	9,971
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	61	61,361
The Action Environmental Group, Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 10/24/30(h)	49	49,096
		862,754
Security	Par (000)	Value
Food — 1.5%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32	$353	$353,441
Froneri International Ltd., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	254	253,672
Froneri Lux Finco Sarl, 2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32	39	38,915
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30	4	4,485
US Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31	160	161,307
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/29/32	62	61,615
		873,435
Food Service — 0.0%
Aramark Services, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/06/28	20	20,025
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 09/07/27	63	63,378
Gas — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	25	25,016
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/26/31	55	55,542
Health Care - Products — 1.2%
Hologic, Inc., 2026 USD Term Loan B, 01/14/33(h)	425	421,762
Medline Borrower, LP
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28	113	113,727
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30	60	59,890
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32	88	87,231
		682,610
Health Care - Services — 2.2%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32	17	17,421
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31	265	266,955
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31	69	69,444
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 11/01/28	165	165,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
ICON Luxembourg Sarl, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	$24	$24,143
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	99	99,195
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32	143	143,108
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31	254	254,722
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/27/30	78	78,278
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30	169	168,761
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28	40	39,800
		1,327,131
Holding Companies - Diversified — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31	37	36,803
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 01/31/30	30	29,517
		66,320
Home Furnishings — 0.6%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.77%, 07/30/28	197	196,822
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.90%, 10/24/31	35	34,934
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32	132	131,835
		363,591
Household Products & Wares — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/30/32	79	79,197
Packers Holdings, LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.27%, 03/10/31	6	5,770
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	29	29,112
		114,079
Housewares — 0.4%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32	198	197,061
Restoration Hardware, Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.29%, 10/20/28	19	19,029
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.02%, 10/20/28	19	19,253
Security	Par (000)	Value
Housewares (continued)
Springs Windows Fashion LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	$11	$10,862
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	16	16,292
		262,497
Insurance — 6.5%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31	479	477,242
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32	340	338,763
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31	226	224,342
Ardonagh Group Finco Pty Ltd, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	208	207,543
Asurion LLC
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	40	39,791
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	262	261,975
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.02%, 08/19/28	89	89,342
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 9.04%, 01/20/29	26	25,474
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31	87	86,099
CRC Insurance Group LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 05/06/31	239	237,909
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 05/06/32	29	29,547
Howden Group Holdings Ltd., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31	215	214,245
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	431	430,191
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/15/30	99	98,375
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	86	85,765
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31	21	20,824
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31	206	206,169
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31	387	385,019

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
USI, Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/30	$193	$191,928
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 11/21/29	229	228,645
		3,879,188
Internet — 2.3%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29	92	71,054
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32	128	127,835
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29	297	293,763
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32	92	90,167
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/30/31	91	90,034
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29	85	84,030
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 05/03/28	62	56,429
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31	53	43,053
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/31/28	299	296,334
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30	180	179,292
		1,331,991
Leisure Time — 0.6%
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(e)	94	94,171
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31	52	51,799
Hayward Industries, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.50%), 6.29%, 05/30/28	24	24,002
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29	62	48,429
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29(e)	30	22,949
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.02%, 07/30/29(e)	10	7,727
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.02%, 07/30/29(e)	18	14,016
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28	73	73,124
		336,217
Security	Par (000)	Value
Lodging — 1.6%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.50% and 6.00% PIK), 11.29%, 03/11/30(g)	$19	$18,579
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.29%, 03/11/30	20	19,873
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29	299	298,148
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32	81	80,982
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/08/30	129	129,521
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31	217	217,111
Turquoise Topco Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 12/30/32	69	68,569
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30	110	110,263
		943,046
Machinery — 2.8%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.42%, 06/23/30	100	100,637
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30	37	36,891
Columbus McKinnon Corp.
2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.16%, 02/03/33(e)	115	114,137
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/14/28(e)	46	45,794
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 07/03/31	49	49,527
Innio Holding GmbH, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 11/02/28	74	73,939
Innio North America Holding Inc, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31(e)	43	43,103
Roper Industrial PIC LLC, (h)	74	73,604
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 04/05/29	260	259,546
TK Elevator US Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	362	362,649
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 08/12/32	278	278,405
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 01/27/31	197	196,473
		1,634,705
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.6%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33	$134	$133,582
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/06/29	38	37,761
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33	113	112,811
Potters Industries, LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32(e)	47	46,927
		331,081
Media — 1.6%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30	41	40,836
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31	81	81,074
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	295	263,034
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.93%, 08/02/27	2	2,158
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.95%, 06/04/29	0 (i)	400
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 06/30/28	78	78,564
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31	134	122,335
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	105	106,099
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.79%, 09/25/29(g)	191	163,739
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 02/15/32	40	39,854
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.79%, 04/28/28	30	29,638
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 7.04%, 01/31/29	24	23,945
		951,676
Mining — 0.6%
Covia Holdings Corp., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32	109	108,481
Novelis Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/11/32	237	237,108
		345,589
Oil & Gas — 0.1%
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30	84	84,362
Security	Par (000)	Value
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 10/01/32	$27	$27,051
Packaging & Containers — 1.6%
BradyPlus Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/29/32	205	203,633
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.19%, 11/29/30	252	251,692
Clydesdale Acquisition Holdings, Inc.
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.85%, 04/13/29	20	19,888
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32	180	179,204
LABL, Inc., 2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.77%, 10/30/28	157	71,397
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 04/15/30	90	87,670
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29	56	56,085
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 7.76%, 09/15/28	18	17,901
Ring Container Technologies Group, LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32	48	47,930
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 09/15/28	43	40,401
		975,801
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals LLC
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 08/01/32	200	200,999
2026 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 08/01/32	2	1,875
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(h)	75	75,047
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 10/31/32	60	60,002
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31	35	34,797
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.77%, 10/01/27	51	49,053
Jazz Financing Lux Sarl, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28	161	160,887
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31	35	33,494
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29	105	105,129

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	$6	$6,015
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/01/31	93	93,367
		820,665
Pipelines — 1.5%
BIP PipeCo Holdings LLC
Term Loan B, 12/06/30(h)	20	20,290
Term Loan B, 12/06/30(h)	20	20,290
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32	47	46,722
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.41%, 07/30/32	210	208,676
Freeport LNG Investments, LLLP
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% + 3.25%), 6.89%, 01/29/33	118	117,558
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 12/21/28	223	223,480
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30	9	8,747
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32	61	60,720
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 10/05/28	164	164,303
		870,786
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30	25	25,568
Real Estate Investment Trusts — 0.2%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31	30	29,596
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30	71	70,413
		100,009
Retail — 1.9%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30	116	115,883
Boots Group Bidco Ltd. (The), USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 08/30/32	112	112,280
EG America LLC
2026 Term Loan B, 01/30/31(e)(h)	117	116,854
2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.32%, 02/07/28	31	30,588
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/17/31	56	54,488
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 12/16/30	138	137,576
Security	Par (000)	Value
Retail (continued)
Les Schwab Tire Centers, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.30%, 04/23/31	$100	$99,802
Murphy Oil USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 04/07/32	33	33,188
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 09/29/32	21	20,974
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32	32	32,142
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	373	371,821
		1,125,596
Semiconductors — 0.7%
Gryphon Acquire Newco LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32	92	91,512
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/28/33	97	97,121
MKS, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 08/17/29	215	215,745
		404,378
Software — 11.1%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/24/31	327	324,270
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29	252	248,612
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/26/32	91	86,949
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31	143	142,532
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 07/30/31	305	292,510
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/17/30	62	59,854
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32	124	122,583
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 07/06/29	265	211,673
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32	87	86,565
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/21/31	224	217,070
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/13/32	269	260,397
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.52%, 10/08/28	44	37,386
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.29%, 06/02/28	$201	$200,403
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.45%, 05/01/31	250	230,669
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31	20	19,401
Dayforce, Inc.
2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	255	247,350
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/01/31(e)	200	199,342
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.92%, 06/26/31(e)	58	55,985
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29	312	308,406
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32	49	47,836
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31	217	215,533
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 09/15/32(e)	328	287,881
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32	318	309,960
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/20/32	317	304,471
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32	33	32,736
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31	54	51,583
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 12/17/27	26	23,044
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31	73	72,687
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.68%, 06/02/28	174	159,893
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/16/31	159	155,913
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/28/30(e)	89	85,664
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.00%), 6.93%, 04/24/28	154	151,552
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31	328	327,826
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31	251	244,246
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31	206	203,220
Security	Par (000)	Value
Software (continued)
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(e)	$61	$60,883
X.AI LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 10.85%, 06/28/30	198	201,614
Zelis Payments Buyer, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29	108	105,383
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31	216	210,088
		6,603,970
Storage & Warehousing — 0.1%
Transmontaigne Operating Co., Term Loan B, 03/18/30(h)	40	39,687
Telecommunications — 2.1%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30	98	98,441
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.02%, 08/06/32	53	53,047
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32	396	396,099
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.35%), 6.14%, 04/16/29	122	121,795
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.35%), 6.14%, 04/15/30	94	93,367
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 9.72%, 06/01/28	3	3,038
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32(e)	118	118,000
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.29%, 03/11/30(g)	359	345,192
		1,228,979
Transportation — 0.9%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/10/31	329	328,726
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.02%, 12/15/26	38	37,609
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/18/30	124	124,275
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32	49	48,939
		539,549

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.2%
Azuria Water Solutions, Inc.
2026 Term Loan B, 01/27/33(e)(h)	$91	$90,486
2026 Delayed Draw Term Loan, 01/27/33(e)(h)	12	12,065
		102,551
Total Floating Rate Loan Interests — 84.5% (Cost: $50,847,853)		50,101,337
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	623	11,725
Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $3,910)(e)(j)	312	34,944
Food Products — 0.0%
Hearthside Equity, NVS	276	3,565
Hotels, Restaurants & Leisure — 0.0%
Aimbridge Acquisition Co., Inc., NVS(e)	459	27,770
Leisure Products — 0.0%
Fortrex Technologies, Inc., NVS(e)	257	6,939
Total Common Stocks — 0.1% (Cost $60,190)		84,943
Investment Companies
Exchange Traded Funds — 3.9%
iShares 0-5 Year High Yield Corporate Bond ETF(k)	20,250	872,775
iShares Broad USD High Yield Corporate Bond ETF(k)	38,000	1,430,320
		2,303,095
Total Investment Companies — 3.9% (Cost $2,252,625)		2,303,095
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(e)	76	1,786
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(e)	111	2,386
		4,172
Total Preferred Stocks — 0.0% (Cost $2,925)		4,172
Total Long-Term Investments — 91.1% (Cost: $54,712,900)		54,048,361
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(k)(l)(m)	321,161	$321,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)	8,220,000	8,220,000
Total Short-Term Securities — 14.4% (Cost: $8,541,322)		8,541,322
Total Investments — 105.5% (Cost: $63,254,222)		62,589,683
Liabilities in Excess of Other Assets — (5.5)%		(3,274,067)
Net Assets — 100.0%		$59,315,616

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $34,944, representing 0.1% of its net assets as of period end, and an original cost of $3,910.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,351,543	$—	$(1,030,389)(a)	$249	$(81)	$321,322	321,161	$1,246 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,960,000	2,260,000 (a)	—	—	—	8,220,000	8,220,000	119,776	—
iShares 0-5 Year High Yield Corporate Bond ETF	871,560	—	—	—	1,215	872,775	20,250	29,988	—
iShares Broad USD High Yield Corporate Bond ETF	673,020	750,806	—	—	6,494	1,430,320	38,000	23,043	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	576,726	—	(578,427)	37,863	(36,162)	—	—	8,388	—
				$38,112	$(28,534)	$10,844,417		$182,441	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	597	$50,478	$39,913	$10,565

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	500	$14,436	$(5,488)	$19,924
1-day SOFR, 3.68%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	500	(3,618)	(4,885)	1,267
1-day SOFR, 3.68%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	2,000	10,289	(21,623)	31,912
									$21,107	$(31,996)	$53,103

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$39,913	$—	$10,565	$—
OTC Swaps	—	(31,996)	53,103	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$10,565	$—	$—	$—	$—	$10,565
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$53,103	$—	$53,103
	$—	$10,565	$—	$—	$53,103	$—	$63,668
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$31,996	$—	$31,996
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$8,152	$—	$—	$81	$—	$8,233
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$9,849	$—	$—	$(6,038)	$—	$3,811
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Credit default swaps:
Average notional value — sell protection	$598,500
Total return swaps:
Average notional value	$3,000,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$—	$226
Swaps - OTC(a)	53,103	31,996
Total derivative assets and liabilities in the Statement of Assets and Liabilities	53,103	32,222
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(226)
Total derivative assets and liabilities subject to an MNA	$53,103	$31,996

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Morgan Stanley & Co. International PLC	$53,103	$—	$—	$(53,103)	$—
	$53,103	$—	$—	$(53,103)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)
Morgan Stanley & Co. International PLC	$31,966	$—	$—	$—	$31,966
	$31,966	$—	$—	$—	$31,966

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,290,674	$—	$1,290,674
Fixed Rate Loan Interests	—	264,140	—	264,140
Floating Rate Loan Interests	—	48,294,878	1,806,459	50,101,337
Common Stocks	—	15,290	69,653	84,943
Investment Companies	2,303,095	—	—	2,303,095
Preferred Stocks	—	—	4,172	4,172
Short-Term Securities
Money Market Funds	8,541,322	—	—	8,541,322
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(340)	—	(340)
	$10,844,417	$49,864,642	$1,880,284	$62,589,343
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$10,565	$—	$10,565
Interest Rate Contracts	—	53,103	—	53,103
	$—	$63,668	$—	$63,668

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Floating Rate Loan Active ETF

in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total
Assets:
Opening balance, as of July 31, 2025	$102,264	$781,451	$ 4,208	$887,923
Transfers into Level 3	—	879,632	—	879,632
Transfers out of Level 3	—	(404,612)	—	(404,612)
Accrued discounts/premiums	—	387	—	387
Net realized gain (loss)	2,170	(2,433)	—	(263)
Net change in unrealized appreciation (depreciation)(a)(b)	5,078	(52,708)	(35)	(47,665)
Purchases	7,441	947,032	—	954,473
Sales	(47,300)	(342,289)	—	(389,589)
Closing balance, as of January 31, 2026	$69,653	$1,806,460	$4,173	$1,880,286
Net change in unrealized appreciation (depreciation) on investment still held at January 31, 2026	$5,077	$(53,777)	$(35)	$(48,735)
(a)Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
January 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 7.3%
Alabama Highway Authority RB, 5.00%, 09/01/41 (AG)	$950	$1,078,762
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)	1,100	1,124,111
Black Belt Energy Gas District
2.63%, 10/01/52(b)(c)	535	530,805
4.00%, 10/01/49	950	956,209
5.00%, 02/01/30	465	495,989
5.00%, 05/01/31	300	324,398
5.00%, 12/01/34	1,650	1,793,679
5.00%, 10/01/35	1,490	1,601,413
5.00%, 12/01/35	1,415	1,527,206
5.00%, 03/01/55	580	626,401
5.00%, 12/01/55	2,390	2,562,821
5.25%, 02/01/53	1,275	1,344,185
5.25%, 01/01/54	605	647,588
5.25%, 05/01/55	465	501,641
5.50%, 11/01/53	900	951,504
5.50%, 10/01/54	700	771,337
County of Jefferson Sewer Revenue RB, 5.25%, 10/01/42	1,000	1,088,416
Energy Southeast A Cooperative District RB, 5.75%, 04/01/54	225	248,436
Southeast Energy Authority A Cooperative District RB
4.00%, 11/01/51	1,315	1,339,957
5.00%, 10/01/30	2,250	2,442,840
5.25%, 11/01/55	2,155	2,366,655
5.50%, 01/01/53	505	539,956
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	110,664
		24,974,973
California — 4.8%
California Community Choice Financing Authority RB
4.40%, 12/01/53(b)(c)	750	763,125
5.00%, 11/01/33	1,500	1,644,752
5.00%, 03/01/56	275	300,330
5.00%, 10/01/56	4,140	4,542,463
California Infrastructure & Economic Development Bank RB
3.50%, 01/01/65(a)	2,225	2,226,050
12.00%, 01/01/65(a)	1,240	930,000
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	500	504,312
California Pollution Control Financing Authority RB AMT, 4.25%, 07/01/31	525	532,538
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/34	355	410,179
5.00%, 05/15/35	500	581,360
5.00%, 05/15/39	1,000	1,120,565
Northern California Transmission Agency RB, 5.00%, 05/01/33	625	628,953
San Diego Unified School District California GO, Series C, 0.00%, 07/01/38	1,945	1,291,355
San Francisco City & County Airport Comm-San Francisco International Airport RB AMT, 5.00%, 05/01/33	700	797,485
		16,273,467
Security	Par (000)	Value
Colorado — 4.4%
City & County of Denver Airport System Revenue RB AMT
5.00%, 12/01/35	$1,010	$1,054,498
5.75%, 11/15/34	200	233,231
Colorado Health Facilities Authority RB
5.00%, 09/01/35	320	369,969
5.00%, 11/15/57	330	377,224
5.00%, 11/15/60	285	314,223
Colorado State Education Loan Program, 5.00%, 06/30/26	8,775	8,873,703
Denver City & County Housing Authority RB, 5.00%, 06/01/29	415	437,597
Denver City & County School District No. 1 GO
5.00%, 12/01/35 (SAW)	1,860	1,895,692
5.00%, 12/01/36 (SAW)	640	651,644
State of Colorado COP, 5.00%, 03/15/37	675	690,078
		14,897,859
Connecticut — 2.6%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	205	155,963
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/48	80	80,007
3.20%, 07/01/37	805	807,705
5.00%, 12/01/30	740	745,872
State of Connecticut GO
5.00%, 03/15/35	125	148,710
5.00%, 11/15/40	895	1,010,706
State of Connecticut Special Tax Revenue RB
5.00%, 07/01/38	220	246,557
5.00%, 07/01/40	5,000	5,737,015
		8,932,535
Delaware — 0.5%
Delaware State Economic Development Authority RB, 4.00%, 10/01/45	1,325	1,348,979
Delaware Transportation Authority RB, 5.00%, 09/01/26	315	320,050
		1,669,029
District of Columbia — 0.8%
District of Columbia Income Tax Revenue RB, 5.00%, 06/01/40	175	199,224
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/41	685	764,051
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/34	300	344,199
5.00%, 10/01/37	295	320,992
5.25%, 10/01/41	585	657,917
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/27 (AG)	395	377,478
		2,663,861
Florida — 2.8%
County of Miami-Dade Aviation Revenue RB AMT, 5.00%, 10/01/34	2,000	2,294,660
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/38	1,075	1,083,171
County of Miami-Dade Seaport Department RB, 5.00%, 10/01/36	1,205	1,306,106
County of Osceola Transportation Revenue RB
5.00%, 10/01/33	435	457,589

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
5.00%, 10/01/39	$985	$1,014,280
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	252,420
Greater Orlando Aviation Authority RB, 5.25%, 11/01/34	500	538,510
Kissimmee Park Community Development District, 5.00%, 05/01/30	555	557,914
Lakes of Sarasota Community Development District, 2.75%, 05/01/26	95	94,839
Miami-Dade County Expressway Authority, 5.00%, 07/01/30	250	250,429
Palmetto Ridge Community Development District, 4.13%, 05/01/31	740	741,146
Pinery Community Development District, 4.25%, 05/01/31	500	500,277
School District of Broward County Florida COP, 5.00%, 07/01/30	290	292,757
Tohoqua Community Development District, 2.38%, 05/01/26	60	59,821
		9,443,919
Georgia — 1.6%
City of Atlanta GA Department of Aviation RB AMT, 5.25%, 07/01/42	300	328,555
County of DeKalb Water & Sewerage Revenue RB, 5.00%, 10/01/42	1,000	1,115,605
Development Authority of Cobb County.(The), 5.70%, 06/15/38(a)	100	101,931
Gainesville & Hall County Hospital Authority RB, 5.00%, 02/15/26	325	325,284
Georgia Housing & Finance Authority RB, 4.05%, 12/01/35 (GNMA/FNMA/FHLMC)	250	258,376
Main Street Natural Gas, Inc. RB
4.00%, 03/01/50	500	502,869
5.00%, 12/01/29	850	905,377
5.00%, 05/15/37	500	550,625
5.00%, 07/01/53	50	52,942
5.00%, 09/01/53	100	106,297
5.00%, 12/01/54	500	535,971
5.00%, 05/01/55	270	290,799
5.00%, 12/01/55	500	537,197
		5,611,828
Hawaii — 0.2%
State of Hawaii Airports System Revenue RB AMT, 5.00%, 07/01/42	500	539,253
Idaho — 1.1%
Idaho Health Facilities Authority RB, 5.00%, 03/01/60	1,810	2,014,379
Idaho Housing & Finance Association RB, 5.00%, 08/15/43	1,750	1,934,722
		3,949,101
Illinois — 4.1%
Chicago Board of Education GO
5.50%, 12/01/32	625	673,415
6.00%, 12/01/38	1,900	2,080,912
Chicago O'Hare International Airport RB
5.00%, 01/01/37	1,230	1,371,043
Series B, 5.00%, 01/01/37	510	517,075
Series B, 5.00%, 01/01/38	1,600	1,620,596
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Capital Grant Receipts Revenue RB
5.00%, 06/01/27	$670	$687,284
5.00%, 06/01/28	785	823,531
City of Chicago Illinois GO, 5.00%, 01/01/27	100	101,322
Illinois Finance Authority RB, Class B,2.98%, 05/01/42(b)(c)	500	498,904
Illinois Housing Development Authority RB, 6.25%, 10/01/56 (GNMA/FNMA/FHLMC)	750	865,531
Illinois State Toll Highway Authority RB, 5.00%, 01/01/30	785	786,688
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	100,260
Rock Island County School District No. 41 Rock Island GO, 5.00%, 01/01/42 (AGC)	350	375,012
State of Illinois GO
5.00%, 10/01/30	225	247,978
5.00%, 11/01/34	1,120	1,135,373
5.00%, 02/01/37	100	111,917
5.00%, 09/01/43	1,000	1,053,421
Series B, 5.00%, 03/01/26	915	916,808
		13,967,070
Indiana — 1.0%
Indiana Finance Authority RB
5.00%, 10/01/34	775	784,593
5.00%, 02/01/40	325	369,789
5.00%, 10/01/57	1,970	2,249,318
		3,403,700
Kentucky — 1.4%
City of Henderson Kentucky RB AMT, 3.70%, 01/01/32(a)	100	100,816
Kentucky Public Energy Authority
4.00%, 02/01/50	1,050	1,066,384
5.00%, 01/01/55	1,950	2,100,863
5.25%, 06/01/55	315	335,180
Kentucky State Property & Building Commission, 5.00%, 10/01/42	1,040	1,145,383
Louisville/Jefferson County Metropolitan Government, 1.75%, 02/01/35	125	124,149
		4,872,775
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Class A,2.00%, 06/01/30	175	165,308
Louisiana Public Facilities Authority, 4.38%, 05/01/53(a)	1,700	1,700,590
Parish of St. James Louisiana RB
3.70%, 08/01/41	100	102,071
6.10%, 06/01/38(a)	500	554,215
		2,522,184
Maryland — 0.3%
City of Baltimore Maryland RB, 4.00%, 06/01/35(a)	200	201,448
Maryland Economic Development Corp. RB, 5.00%, 06/01/35	500	517,548
Montgomery County Housing Opportunities Commission, 3.85%, 07/01/34 (FHA 542(C))	365	380,944
		1,099,940
Massachusetts — 1.6%
Commonwealth of Massachusetts GOL, 5.00%, 07/01/36	520	524,423
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Clean Water Trust.(The)
5.00%, 02/01/26	$55	$55,000
5.00%, 02/01/43	4,000	4,471,530
Massachusetts School Building Authority, 5.00%, 02/15/41	350	399,854
		5,450,807
Michigan — 1.1%
Michigan Finance Authority
1.20%, 10/15/38	550	524,962
5.25%, 02/29/40	100	109,745
Michigan State Hospital Finance Authority
5.00%, 08/15/55	215	239,724
5.00%, 08/15/55	1,830	2,097,106
Michigan Strategic Fund
5.00%, 12/31/26	150	152,269
5.00%, 06/30/29	490	513,400
		3,637,206
Minnesota — 1.4%
Minnesota Housing Finance Agency, 6.00%, 01/01/53 (GNMA/FNMA/FHLMC COLL)	4,530	4,864,859
Missouri — 0.2%
Kansas City Industrial Development Authority, 5.00%, 03/01/34	750	787,955
Nebraska — 0.4%
Central Plains Energy Project RB, 5.00%, 05/01/53	1,170	1,230,413
Nevada — 0.9%
Clark County School District GOL
5.00%, 06/15/36	1,000	1,001,547
5.00%, 06/15/39	1,000	1,134,123
County of Washoe Nevada RB
3.63%, 03/01/36	275	280,811
4.13%, 03/01/36	90	92,506
Las Vegas Valley Water District, 5.00%, 06/01/34	530	534,335
		3,043,322
New Hampshire — 0.7%
New Hampshire Housing Finance Authority, 6.25%, 07/01/55 (GNMA/FNMA/FHLMC)	2,220	2,509,532
New Jersey — 3.7%
New Jersey Economic Development Authority, 5.00%, 06/15/28	225	238,652
New Jersey Educational Facilities Authority
5.00%, 07/01/35	1,510	1,559,002
5.00%, 09/01/38	100	111,172
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/29	850	858,512
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/33	450	493,224
New Jersey Housing & Mortgage Finance Agency, 3.50%, 05/01/29 (HUD SECT 8)	240	244,666
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/32	750	858,604
5.00%, 06/15/35	1,110	1,298,431
5.00%, 06/15/37	290	326,636
5.00%, 06/15/43	1,000	1,083,128
Series A, 0.00%, 12/15/34	2,015	1,527,430
Series A, 0.00%, 12/15/37	3,000	1,976,715
Tobacco Settlement Financing Corp. RB
5.00%, 06/01/29	570	598,831
Security	Par (000)	Value
New Jersey (continued)
5.00%, 06/01/34	$945	$976,779
5.00%, 06/01/35	500	515,117
		12,666,899
New Mexico — 1.0%
New Mexico Mortgage Finance Authority, 5.75%, 03/01/57	3,000	3,340,575
New York — 9.8%
City of New York NY GO, 5.00%, 02/01/42	500	548,297
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	130	130,131
Metropolitan Transportation Authority, 5.00%, 11/15/43	1,355	1,445,265
New York City Transitional Finance Authority Future Tax Secured Revenue
3.25%, 11/01/65	1,550	1,566,013
3.75%, 05/01/65	465	474,206
5.00%, 11/01/33	655	764,498
5.00%, 05/01/37	620	622,360
5.00%, 07/15/40 (SAW)	2,000	2,261,025
5.00%, 11/01/42	1,800	1,980,266
5.00%, 05/01/44	185	198,268
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/30	1,000	1,118,747
5.00%, 11/01/37	2,430	2,829,505
5.00%, 11/01/41	500	559,416
New York Counties Tobacco Trust VI, 5.00%, 05/01/38	1,000	1,151,211
New York Counties Tobacco Trust VI New York RB, 5.00%, 06/01/36	730	731,981
New York Energy Finance Development Corp. RB, 5.00%, 07/01/56	1,100	1,172,292
New York State Dormitory Authority RB
5.00%, 02/15/26	640	640,600
5.00%, 03/15/26	615	617,075
5.00%, 10/01/38 (AG SAW)	1,000	1,146,904
5.00%, 03/15/39	500	577,494
5.00%, 03/15/42	630	700,094
Series A, 5.00%, 03/15/36	1,225	1,241,440
New York State Environmental Facilities Corp. RB AMT
4.25%, 09/01/50(a)	500	507,749
5.13%, 09/01/50(a)	250	262,530
New York State Thruway Authority RB
5.00%, 03/15/40	1,000	1,148,484
5.00%, 03/15/41	1,000	1,083,316
New York Transportation Development Corp. RB
5.00%, 01/01/34	2,000	2,062,301
5.00%, 01/01/36	1,000	1,025,991
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	315	319,720
4.00%, 12/01/42	250	236,465
5.00%, 01/01/28	275	284,636
5.00%, 12/01/31	500	550,939
5.00%, 01/01/33	710	733,062
6.00%, 06/30/40	500	569,979
Port Authority of New York & New Jersey RB AMT, 5.00%, 09/01/41	565	614,818
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/38	100	113,724

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 11/15/42	$650	$712,458
5.00%, 11/15/42	150	165,751
Series A-2, 2.00%, 05/15/45	735	733,957
		33,602,968
North Carolina — 1.1%
County of Wake NC RB, 5.00%, 05/01/40	1,000	1,137,553
Cumberland County Industrial Facilities & Pollution Control Financing Authority RB AMT, 3.13%, 12/01/27	1,925	1,926,570
North Carolina Medical Care Commission RB, 3.45%, 11/01/30	250	250,937
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	300	319,035
State of North Carolina RB, 5.00%, 03/01/35	260	308,912
		3,943,007
Ohio — 2.2%
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	230	233,838
Ohio Air Quality Development Authority RB AMT
3.75%, 01/01/29	2,110	2,134,905
4.25%, 11/01/39	275	279,396
4.50%, 01/15/48(a)	200	186,848
Ohio Housing Finance Agency RB, 6.00%, 03/01/55 (GNMA/FNMA/FHLMC COLL)	1,710	1,883,344
Ohio Water Development Authority RB, 5.00%, 12/01/42	1,005	1,125,179
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	255,948
State of Ohio RB, 5.00%, 12/31/39	1,500	1,500,318
		7,599,776
Oklahoma — 0.4%
Oklahoma Housing Finance Agency RB, 4.00%, 03/01/50 (GNMA/FNMA/FHLMC)	515	521,851
Oklahoma Turnpike Authority RB, 5.00%, 01/01/41	515	576,705
Tulsa Municipal Airport Trust Trustees Oklahoma RB AMT, 6.25%, 12/01/35	170	197,359
		1,295,915
Oregon — 2.8%
City of Portland Oregon GOL, 5.00%, 05/01/40	2,500	2,841,744
Lane County School District No. 19 Springfield, 0.00%, 06/15/33	1,115	892,385
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	2,000	2,000,557
Port of Portland Airport Revenue RB AMT
5.00%, 07/01/33	500	567,796
5.00%, 07/01/41	1,000	1,083,205
5.00%, 07/01/43	300	317,628
5.25%, 07/01/41	665	728,875
Salem-Keizer School District No. 24J GO, 0.00%, 06/15/27 (GTD)	1,250	1,204,480
		9,636,670
Pennsylvania — 5.7%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	510	511,741
Allentown Neighborhood Improvement Zone Development Authority RB, 5.50%, 05/01/32(a)	410	445,338
Commonwealth Financing Authority RB
5.00%, 06/01/34	1,615	1,690,070
5.00%, 06/01/35	1,605	1,614,216
Commonwealth of Pennsylvania GO, 5.00%, 04/01/42	5,000	5,601,606
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB
3.00%, 12/01/30	$350	$350,154
5.00%, 03/15/60	535	586,770
Pennsylvania Economic Development Financing Authority RB AMT
3.25%, 04/01/34	200	200,013
5.50%, 06/30/38	500	550,657
5.50%, 06/30/40	500	543,285
5.50%, 06/30/42 (AGM)	395	426,016
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/40	250	277,612
Pennsylvania Housing Finance Agency RB
2.00%, 10/01/32	445	404,252
5.25%, 04/01/32	125	140,033
5.25%, 10/01/32	150	168,818
5.25%, 04/01/33	225	253,540
5.25%, 10/01/33	275	311,520
Pennsylvania Turnpike Commission RB
5.00%, 12/01/42	1,095	1,216,723
5.00%, 12/01/43	650	709,897
State Public School Building Authority RB, 5.00%, 06/01/32 (AG SAW)	3,540	3,599,014
		19,601,275
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	248,486
Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/15/35	585	600,456
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	250	269,620
		870,076
South Carolina — 2.4%
Charleston Housing Authority South Carolina RB, 4.50%, 09/01/35	1,000	1,023,670
City of Hardeeville South Carolina, 3.00%, 05/01/27(a)	95	93,210
South Carolina Jobs-Economic Development Authority RB
4.00%, 04/01/33	750	750,881
4.00%, 03/01/62	145	149,634
5.00%, 11/01/34	575	667,126
5.00%, 11/01/38	1,000	1,120,186
5.00%, 11/01/49	225	251,873
5.25%, 11/01/42	1,225	1,361,937
South Carolina Public Service Authority RB
5.00%, 12/01/43	300	322,216
Series A, 5.00%, 12/01/31	570	574,558
South Carolina State Housing Finance & Development Authority RB, 6.25%, 01/01/56 (GNMA/FNMA/FHLMC)	1,700	1,941,170
		8,256,461
Tennessee — 2.2%
Metropolitan Nashville Airport Authority.(The), 5.00%, 07/01/41	250	275,367
Tennergy Corp. Tennessee RB, 5.50%, 10/01/53	750	802,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp. RB
5.00%, 11/01/34	$4,250	$4,619,576
5.00%, 12/01/35	1,695	1,825,674
		7,523,010
Texas — 21.2%
Allen Independent School District GO, 5.00%, 02/15/35 (PSF)	1,010	1,011,473
Board of Regents of the University of Texas System, 5.00%, 08/15/38	2,175	2,609,727
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/27	1,195	1,223,978
City of Austin Water & Wastewater System Revenue RB, 5.00%, 11/15/36	1,145	1,161,375
City of Dallas TX GOL, 5.00%, 02/15/26	1,165	1,166,127
City of El Paso Water & Sewer Revenue RB, 5.00%, 03/01/42	960	1,044,514
City of Galveston Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	549,153
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/26	340	340,650
City of Houston Airport System Revenue RB AMT
5.25%, 07/01/36	715	825,851
5.50%, 07/15/37	100	108,952
City of Houston Texas GOL, 5.00%, 03/01/41	2,175	2,433,843
City of Houston TX Airport System Revenue RB
5.25%, 07/15/30	1,000	1,059,235
5.25%, 07/15/33	1,000	1,082,916
City of San Antonio Electric & Gas Systems Revenue RB, 5.00%, 02/01/36	1,000	1,187,610
City of San Antonio TX Electric & Gas Systems Revenue RB
1.00%, 02/01/55	1,000	1,000,592
5.00%, 02/01/40	2,000	2,283,218
Conroe Independent School District GO, 5.00%, 02/15/43 (PSF)	6,000	6,571,341
County of Hays TX, 4.50%, 09/15/35(a)	300	302,451
County of Montgomery Texas GO, 5.00%, 03/01/37	730	731,553
Crowley Independent School District GO, 5.00%, 02/01/40 (PSF)	1,640	1,858,110
Dallas Fort Worth International Airport RB, 5.00%, 11/01/32	1,000	1,127,986
Dallas Fort Worth International Airport RB AMT
5.25%, 11/01/41	375	415,910
5.25%, 11/01/43	2,450	2,654,359
Denton Independent School District GO, 5.00%, 08/15/43 (PSF)	415	447,726
Harris County Industrial Development Corp. RB, 4.05%, 11/01/50	475	490,656
Houston Independent School District GOL, 5.00%, 02/15/26 (PSF)	805	805,802
Leander Independent School District, 5.00%, 08/15/39 (PSF)	560	641,907
Lewisville Independent School District, 5.00%, 08/15/42 (PSF)	880	958,964
Lower Colorado River Authority
5.00%, 05/15/40 (BAM)	750	845,777
5.00%, 05/15/45	475	530,567
Matagorda County Navigation District No. 1
2.60%, 11/01/29	590	575,041
4.00%, 06/01/30	3,400	3,401,836
Security	Par (000)	Value
Texas (continued)
Mission Economic Development Corp. RB AMT, 4.00%, 06/01/54	$2,005	$2,011,910
New Hope Cultural Education Facilities Finance Corp. RB
4.00%, 08/15/34	750	760,336
5.25%, 08/15/41	160	180,648
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	232,854
Newark Higher Education Finance Corp. RB, 5.00%, 08/15/37	1,000	993,176
North Texas Tollway Authority RB, 0.00%, 01/01/38 (AG)	2,685	1,753,069
San Antonio Water System RB, 5.00%, 05/15/42	1,250	1,387,602
Spring Independent School District GO, 5.00%, 08/15/40 (PSF)	635	714,953
State of Texas GO
5.00%, 08/01/40	2,000	2,273,365
5.00%, 10/01/42	2,000	2,231,930
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/33	1,000	1,105,689
5.00%, 11/15/39	2,000	2,246,246
5.00%, 12/01/43	2,280	2,445,422
5.00%, 11/15/51	1,650	1,864,801
5.00%, 11/15/51	2,335	2,687,605
5.00%, 11/15/64	725	814,171
Terrell Independent School District TX, 5.00%, 08/01/41 (PSF)	1,000	1,113,795
Texas Department of Housing & Community Affairs RB, 6.00%, 01/01/57 (GNMA COLL)	1,075	1,227,702
Texas Municipal Gas Acquisition & Supply Corp. I RB, 3.37%, 12/15/26(b)	1,170	1,170,121
Texas Municipal Gas Acquisition & Supply Corp. II RB
3.32%, 09/15/27(b)	110	110,196
3.54%, 09/15/27(b)	2,000	2,006,380
Texas Municipal Gas Acquisition & Supply Corp. V RB, 5.00%, 01/01/55	455	492,291
Texas Transportation Finance Corp. RB, 5.00%, 10/01/43	1,000	1,090,753
		72,364,215
Utah — 0.9%
City of Salt Lake City Airport Revenue RB AMT, 5.00%, 07/01/36	1,000	1,134,966
City of Salt Lake City UT Airport Revenue RB, 5.00%, 07/01/35	1,355	1,553,337
Downtown Revitalization Public Infrastructure District RB, 5.00%, 06/01/35 (AG)	475	553,178
		3,241,481
Virginia — 0.1%
Virginia Housing Development Authority RB, 2.05%, 12/01/33	270	238,574
Washington — 2.3%
Energy Northwest RB, 5.00%, 07/01/40	400	455,859
Port of Seattle Washington RB AMT
5.00%, 04/01/32	435	462,747
5.25%, 10/01/41	1,000	1,124,645
Seattle Housing Authority RB, 5.00%, 12/01/29	500	529,517
State of Washington GO
5.00%, 08/01/31	500	506,700
5.00%, 02/01/41	1,565	1,740,592

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Vancouver Housing Authority RB
5.00%, 08/01/32	$100	$107,625
5.00%, 08/01/35	130	139,741
5.00%, 08/01/40	500	521,351
Washington Economic Development Finance Authority RB, 5.88%, 12/01/45	1,000	1,008,362
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	100	108,043
5.00%, 08/01/49	1,175	1,176,244
		7,881,426
West Virginia — 0.2%
West Virginia Hospital Finance Authority RB, 5.00%, 06/01/36	550	560,097
Wisconsin — 0.8%
City of Milwaukee Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,104
Public Finance Authority RB, 5.00%, 03/01/34	780	781,198
Wisconsin Health & Educational Facilities Authority RB
4.20%, 08/15/28	80	80,016
5.00%, 11/15/35	650	652,938
Wisconsin Housing & Economic Development Authority Home Ownership Revenue RB, 5.75%, 09/01/56 (GNMA/FNMA/FHLMC)	1,000	1,114,074
		2,773,330
Total Municipal Debt Obligations — 97.0% (Cost: $325,878,126)		331,989,829
	Shares
Warrants
Internet Infrastructure Software — 0.0%
Brightline West(d)	2,792	5,584
Total Warrants — 0.0% (Cost $0)		5,584
Total Long-Term Investments — 97.0% (Cost: $325,878,126)		331,995,413
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Liquidity Funds: MuniCash, 2.03%(e)(f)	27,294,540	$27,297,269
Total Short-Term Securities — 8.0% (Cost: $27,297,269)		27,297,269
Total Investments — 105.0% (Cost: $353,175,395)		359,292,682
Liabilities in Excess of Other Assets — (5.0)%		(17,243,305)
Net Assets — 100.0%		$342,049,377

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$5,797,475	$21,499,794 (a)	$—	$—	$—	$27,297,269	27,294,540	$140,669	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Intermediate Muni Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$331,989,829	$—	$331,989,829
Warrants	—	—	5,584	5,584
Short-Term Securities
Money Market Funds	27,297,269	—	—	27,297,269
	$27,297,269	$331,989,829	$5,584	$359,292,682
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 99.4%
Amador Water Agency Financing Corp. COP, 5.00%, 06/01/26	$500	$500,982
Anaheim Redevelopment Successor Agency, 5.00%, 02/01/29	425	447,778
Bay Area Toll Authority
VRDN, 1.40%, 02/07/26(a)	2,000	2,000,000
VRDN, 2.70%, 02/03/26(a)	2,600	2,600,000
VRDN, 2.85%, 02/03/26(a)	10,975	10,975,000
California Community Choice Financing Authority Clean Energy Project RB, VRDN, 2.28%, 02/07/26(a)(b)	775	775,000
California Community Choice Financing Authority RB
4.00%, 12/01/27	3,230	3,288,522
4.00%, 08/01/28	3,450	3,514,494
5.00%, 09/01/27	410	423,603
5.00%, 10/01/28	770	811,201
5.00%, 11/01/28	150	158,515
5.00%, 12/01/28	800	838,530
5.00%, 03/01/29	1,000	1,057,696
5.00%, 08/01/29	8,540	9,005,964
5.00%, 09/01/29	2,000	2,144,838
5.00%, 11/01/29	1,235	1,327,615
5.00%, 04/01/30	2,450	2,635,675
5.25%, 04/01/30	3,525	3,787,272
5.50%, 11/01/28	3,145	3,322,388
5.50%, 11/01/30	2,040	2,218,950
California County Tobacco Securitization Agency RB, 5.00%, 06/01/28	430	451,551
California Educational Facilities RB, VRDN, 2.30%, 02/07/26(a)(b)	4,275	4,275,000
California Health Facilities Financing Authority RB
4.00%, 03/01/28	260	260,117
5.00%, 03/01/26	1,400	1,401,405
VRDN, 2.65%, 02/03/26(a)	2,100	2,100,000
California Housing Finance Agency RB
2.75%, 11/01/29	1,385	1,384,281
2.95%, 12/01/29	1,000	1,008,853
3.50%, 02/01/30 (FHA 542(C))	460	471,340
VRDN, 1.35%, 02/07/26(a)(b)	2,100	2,100,000
California Infrastructure & Economic Development Bank RB, VRDN, 2.28%, 02/07/26(a)	125	125,000
California Municipal Finance Authority RB
2.50%, 02/03/26(a)	900	900,000
2.75%, 02/03/26(a)	430	430,000
2.93%, 06/01/29	2,000	2,013,510
3.00%, 07/01/29 (HUD SECT 8)	1,500	1,510,340
3.30%, 02/01/28(b)	1,000	1,004,757
5.00%, 07/01/28	150	158,972
California Municipal Finance Authority RB AMT
3.25%, 07/15/26	2,300	2,300,328
3.38%, 09/01/28	1,000	999,774
3.45%, 04/01/26	1,500	1,500,518
3.45%, 12/01/26	1,000	1,001,532
3.45%, 10/02/28	1,500	1,510,254
3.85%, 06/01/26	2,000	2,000,309
California Pollution Control Financing Authority RB, 3.63%, 07/01/27	360	360,112
California Pollution Control Financing Authority RB AMT
3.80%, 02/17/26(b)	2,000	2,000,032
4.25%, 12/01/27	500	509,687
Security	Par (000)	Value
California (continued)
California Public Finance Authority RB, VRDN, 2.70%, 02/03/26(a)	$3,700	$3,700,000
California Public Finance Authority VRDN, 2.70%, 02/03/26(a)	4,600	4,600,000
California State Public Works Board RB
5.00%, 09/01/27	500	501,032
Series C, 5.00%, 11/01/28	1,000	1,021,307
Series F, 5.00%, 05/01/28	200	200,878
California State University, 2.23%, 03/06/26	2,000	1,999,996
California Statewide Communities Development Authority, 4.00%, 09/02/28	785	800,494
California Statewide Communities Development Authority RB
5.00%, 11/01/29	1,500	1,648,395
VRDN, 2.85%, 02/03/26(a)	880	880,000
VRDN, 1.73%, 02/07/26(a)	1,700	1,700,000
Central Valley Energy Authority RB, VRDN, 2.30%, 02/07/26(a)(b)	500	500,000
Chino Valley Unified School District GO, VRDN, 2.29%, 02/07/26(a)(b)	500	500,000
City of Long Beach Harbor Revenue RB AMT, 5.00%, 05/15/29	400	412,328
City of Los Angeles CA, 5.00%, 06/25/26	2,000	2,022,920
City of Los Angeles Department of Airports, 2.38%, 05/05/26	2,000	2,001,273
City of Los Angeles Department of Airports RB, 5.00%, 05/15/29	845	909,663
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/26	780	785,675
5.00%, 05/15/27	1,760	1,813,862
5.00%, 05/15/28	1,000	1,053,528
5.00%, 05/15/29	575	618,813
5.00%, 05/15/29	890	895,415
5.00%, 05/15/29	200	207,939
5.00%, 05/15/29	770	809,046
City of Modesto Water Revenue COP, VRDN, 1.80%, 02/07/26 (AGM)(a)	9,465	9,465,000
Compton Community Redevelopment Successor Agency, 5.00%, 08/01/26 (AGM)	415	420,700
County of Sacramento Airport System Revenue RB AMT, 5.00%, 07/01/30	700	766,596
County of Sacramento CA Airport System Revenue RB, 5.00%, 07/01/29	2,360	2,481,055
East County Advanced Water Purification Joint Powers Authority RB, 5.00%, 09/01/26	125	126,183
East Side Union High School District GO, 5.00%, 08/01/29	100	110,432
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	133,715
5.50%, 08/01/27 (BAM)	110	115,590
Fullerton Redevelopment Successor Agency, 4.00%, 09/01/26 (BAM)	375	378,421
Jefferson Union High School District GO, 5.00%, 08/01/29	100	110,539
Jurupa Public Financing Authority, 4.00%, 09/01/29 (BAM)	1,000	1,065,082
Jurupa Unified School District, 5.00%, 08/01/27	1,000	1,044,237
Lake Elsinore Facilities Financing Authority Successor Agency, 5.00%, 09/01/29 (AG)	500	547,326
Long Beach Unified School District GO, 0.00%, 08/01/27(c)	500	474,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Los Angeles County Capital Asset Leasing Corp., 2.53%, 03/03/26	$500	$500,105
Los Angeles County Metropolitan Transportation Authority, 2.45%, 02/03/26	1,500	1,500,073
Los Angeles Housing Authority RB, 3.00%, 07/01/29	1,500	1,510,340
Metropolitan Water District of Southern California
VRDN, 1.35%, 02/07/26(a)	3,000	3,000,000
VRDN, 1.50%, 02/07/26(a)	5,900	5,900,000
Modesto Irrigation District, 5.00%, 10/01/28	920	921,045
Mount Diablo Unified School District California GO, 5.00%, 08/01/29	550	608,557
Mount Diablo Unified School District/CA COP, 5.00%, 09/01/26 (AG)	620	629,202
M-S-R Energy Authority RB, 6.13%, 11/01/29	515	546,838
Municipal Improvement Corp. of Los Angeles, 2.55%, 02/02/26	1,000	1,000,032
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/29	330	364,111
Municipal Water District of Orange County Water Facilities Corp. COP, VRDN, 1.51%, 02/07/26(a)	7,545	7,545,000
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	900	901,718
Northern California Energy Authority RB
5.00%, 08/01/26	375	379,021
5.00%, 08/01/30	4,185	4,498,277
Northern California Transmission Agency RB, 5.00%, 05/01/27	285	287,116
Ontario Public Financing Authority RB, 5.00%, 11/01/29	190	211,097
Pasadena California GO, VRDN, 3.20%, 02/03/26(a)(b)	5,000	5,000,000
Peralta Community College District GO, 5.00%, 08/01/27	500	523,178
Pittsburg California Public Facilities Financing Authority RB, VRDN, 2.31%, 02/07/26 (AG)(a)(b)	3,000	3,000,000
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	432,388
Port of Oakland RB, 5.00%, 11/01/29	590	612,610
Port of Oakland RB AMT
5.00%, 05/01/27	400	411,327
5.00%, 05/01/28	1,155	1,210,700
5.00%, 11/01/28	1,100	1,141,962
Poway Redevelopment Successor Agency, 5.00%, 12/15/28	565	566,286
Poway Unified School District Public Financing Authority, 5.00%, 09/01/28	500	506,426
Public Facilities Financing Authority Of The City Of San Diego/Lease Revenue RB, VRDN, 2.31%, 02/07/26(a)(b)	2,000	2,000,000
Riverside County Housing Authority RB, VRDN, 1.83%, 02/06/26(a)	445	445,000
Sacramento County Housing Authority RB, VRDN, 1.80%, 02/07/26 (FANNIE MAE)(a)	285	285,000
San Diego California Unified School District GO, VRDN, 2.31%, 02/07/26(a)(b)	2,010	2,010,000
San Diego County Regional Airport Authority RB, 5.00%, 07/01/30	1,835	2,016,796
San Diego County Regional Airport Authority RB AMT
5.00%, 07/01/26	405	408,326
5.00%, 07/01/29	300	323,502
5.00%, 07/01/30	1,785	1,920,495
San Diego County Water Authority, 2.35%, 06/03/26	4,000	3,999,980
San Diego Public Facilities Financing Authority RB
VRDN, 2.28%, 02/07/26(a)(b)	1,875	1,875,000
VRDN, 2.30%, 02/07/26(a)(b)	800	800,000
Security	Par (000)	Value
California (continued)
VRDN, 2.36%, 02/07/26(a)(b)	$4,600	$4,600,000
San Francisco California City and Country RB, VRDN, 2.28%, 02/07/26(a)(b)	1,690	1,690,000
San Francisco City & County Airport Comm-San Francisco International Airport RB
5.00%, 05/01/30	1,360	1,488,580
VRDN, 1.40%, 02/07/26(a)	2,100	2,100,000
San Francisco City & County Airport Comm-San Francisco International Airport RB AMT
2.26%, 03/12/26	2,000	2,000,106
5.00%, 05/01/28	1,145	1,204,236
5.00%, 05/01/29	2,765	2,968,846
5.00%, 05/01/30	800	875,635
San Francisco City & County Public Utilities Commission Power Revenue
2.32%, 03/04/26	2,273	2,273,198
2.63%, 02/10/26	400	400,040
San Francisco City & County Redevelopment Successor Agency, 5.00%, 08/01/28 (AGC)	520	554,056
San Joaquin Valley Clean Energy Authority RB, 5.00%, 07/01/29	840	891,417
San Mateo California Union High School District GO, VRDN, 2.90%, 02/03/26(a)(b)	254	254,000
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	386,639
San Rafael City High School District GO, 4.00%, 08/01/28	300	300,000
Santa Clara Valley Transportation Authority RB, VRDN, 0.95%, 02/07/26(a)	385	385,000
Sequoia Union High School District GO, 4.00%, 07/01/28	440	444,074
Southern California Public Power Authority RB
5.00%, 09/01/26	150	151,605
5.00%, 07/01/29	200	219,896
5.00%, 09/01/30	4,800	5,119,895
VRDN, 1.65%, 02/07/26(a)	805	805,000
State of California Department of Water Resources
2.33%, 03/11/26	2,600	2,599,854
2.33%, 03/16/26	600	599,998
2.35%, 03/10/26	250	250,012
2.35%, 03/11/26	1,500	1,499,996
State of California GO
2.71%, 03/05/26	2,000	2,000,636
5.00%, 09/01/26	800	814,232
5.00%, 09/01/28	750	762,681
5.00%, 03/01/29	850	925,202
5.00%, 08/01/29	800	833,808
5.00%, 11/01/29	500	524,562
VRDN, 0.95%, 02/07/26(a)	3,100	3,100,000
VRDN, 1.38%, 02/07/26(a)	5,000	5,000,000
VRDN, 1.45%, 02/07/26(a)	1,200	1,200,000
Temecula Valley Unified School District Financing Authority, 5.00%, 09/01/26	500	508,080
University of California RB
2.35%, 06/04/26	1,500	1,500,000
2.65%, 02/18/26	1,000	1,000,120
2.70%, 02/04/26	1,500	1,500,089
2.70%, 02/05/26	1,000	1,000,046
5.00%, 05/15/26	400	403,517
Series AL 4, VRDN, 2.85%, 02/03/26(a)	3,700	3,700,000
Series AL-1, VRDN, 2.80%, 02/03/26(a)	3,500	3,500,000
VRDN, 1.65%, 02/07/26(a)	1,600	1,600,000

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
VRDN, 1.99%, 02/07/26(a)	$2,200	$2,200,000
University Of California RB, VRDN, 2.30%, 02/07/26(a)(b)	1,325	1,325,000
Ventura California Unified School District GO, VRDN, 3.15%, 02/07/26(a)(b)	160	160,000
Western Municipal Water District Facilities Authority RB, VRDN, 1.32%, 02/07/26(a)	1,000	1,000,000
Yucaipa Valley Water District Financing Authority RB, 5.00%, 06/01/26	400	400,851
		259,246,071
Total Long-Term Investments — 99.4% (Cost: $258,187,433)		259,246,071
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 2.03%(d)(e)	426,063	426,105
Total Short-Term Securities — 0.2% (Cost: $426,105)		426,105
Total Investments — 99.6% (Cost: $258,613,538)		259,672,176
Other Assets Less Liabilities — 0.4%		984,846
Net Assets — 100.0%		$260,657,022

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$57,012	$369,093 (a)	$—	$—	$—	$426,105	426,063	$6,916	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$259,246,071	$—	$259,246,071
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short-Term California Muni Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$426,105	$—	$—	$426,105
	$426,105	$259,246,071	$—	$259,672,176
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 7.7%
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)(b)	$2,500	$2,554,798
Black Belt Energy Gas District
5.00%, 05/01/32	4,970	5,204,265
5.25%, 05/01/55	2,500	2,696,995
5.25%, 05/01/56	4,500	4,679,756
5.50%, 10/01/54	2,000	2,203,821
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	650,975
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,280,455
Southeast Alabama Gas Supply District.(The), 5.00%, 08/01/54	1,000	1,072,182
Southeast Energy Authority A Cooperative District RB
5.00%, 10/01/30	2,500	2,714,267
5.00%, 11/01/35	4,000	4,315,649
5.00%, 01/01/56	6,000	6,246,334
5.50%, 01/01/53	100	106,922
Stadium Trace Village Improvement District.(The), 3.63%, 03/01/36	1,180	1,099,621
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	176,056
		37,002,096
Arizona — 1.7%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	590	590,744
5.25%, 07/01/37(a)	155	155,886
Glendale Industrial Development Authority RB, 4.00%, 05/15/28	380	378,276
Industrial Development Authority of the County of Pima.(The), 5.00%, 06/15/49(a)	1,235	1,106,684
Maricopa County Industrial Development Authority, 4.00%, 10/15/47(a)	200	170,045
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	3,750	3,997,098
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,026,064
5.75%, 06/15/53(a)	160	157,719
6.38%, 06/15/64(a)	500	512,561
		8,095,077
Arkansas — 0.2%
Arkansas Development Finance Authority RB AMT, 6.88%, 07/01/48(a)	1,000	1,075,439
California — 7.3%
California Community Choice Financing Authority RB, 5.00%, 01/01/55	4,150	4,379,383
California County Tobacco Securitization Agency RB
5.00%, 06/01/47	1,370	1,293,859
5.00%, 06/01/49	525	521,111
California Enterprise Development Authority RB
5.00%, 07/01/50(a)	600	557,424
7.00%, 08/15/26(a)	3,000	3,001,767
California Infrastructure & Economic Development Bank RB, 12.00%, 01/01/65(a)	7,465	5,598,750
California Municipal Finance Authority RB
5.00%, 12/31/38	4,935	5,036,581
5.00%, 11/15/39	1,000	1,034,099
5.50%, 06/01/38(a)	800	801,320
Security	Par (000)	Value
California (continued)
5.88%, 05/01/59(a)	$200	$201,841
6.10%, 12/01/37	1,100	1,113,450
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	7,200	7,262,090
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	516,271
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	500	501,453
5.00%, 12/01/46(a)	1,000	1,000,417
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(c)	4,250	253,573
CSCDA Community Improvement Authority RB
4.00%, 07/01/56(a)	250	205,918
4.00%, 07/01/58(a)	100	62,060
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(c)	1,205	596,108
Tobacco Securitization Authority of Southern California RB, 5.00%, 06/01/48	1,000	1,000,742
		34,938,217
Colorado — 3.8%
City & County of Denver Colorado RB AMT, 5.00%, 10/01/32	9,595	9,607,402
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	97,578
4.00%, 07/01/31(a)	125	122,549
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	76,228
5.25%, 11/01/39	65	71,869
Elbert County Independence Water & Sanitation District RB, 5.13%, 12/01/33	1,500	1,566,792
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,510,207
Granary Metropolitan District No 9 Special Assessment District No 1, 5.45%, 12/01/44(a)	760	764,243
Independence Metropolitan District No. 3 GOL, 7.13%, 12/15/54	500	498,485
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	393,539
Redtail Ridge Metropolitan District GOL, 0.00%, 12/01/32(c)	2,193	1,395,734
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	1,019,134
Wildgrass Metropolitan District GO, 4.00%, 12/01/34 (BAM)	1,000	1,000,082
		18,123,842
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority RB, 5.38%, 07/01/54	205	196,813
Mohegan Tribal Finance Authority, 7.00%, 02/01/45(a)	455	458,836
Stamford Housing Authority RB
4.25%, 10/01/30	1,500	1,521,227
5.50%, 10/01/35	800	849,283
		3,026,159
Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	118	120,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware (continued)
Delaware State Economic Development Authority RB, 4.00%, 10/01/45	$800	$814,478
		935,237
District of Columbia — 0.2%
District of Columbia, 5.50%, 02/28/37	90	104,400
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(c)	6,100	614,455
		718,855
Florida — 17.5%
Alachua County Housing Finance Authority RB, 4.90%, 07/01/29(a)	1,850	1,869,497
Arbor Park Phase 1 Community Development District, 5.75%, 05/01/35	2,000	2,135,201
Ave Maria Stewardship Community District, 4.38%, 05/01/35	565	571,386
Babcock Ranch Community Independent Special District
4.25%, 05/01/32	100	101,780
5.00%, 05/01/42	1,000	1,019,670
Berry Bay II Community Development District, 4.45%, 05/01/31	215	218,541
Boggy Creek Improvement District, 5.13%, 05/01/43	460	460,077
Bradbury Community Development District, 4.38%, 05/01/30	1,620	1,640,712
Brevard County Health Facilities Authority, 4.00%, 11/15/32(a)	150	145,220
Buckhead Trails Community Development District
4.70%, 05/01/31	625	635,598
5.60%, 05/01/44	145	147,116
Buckhead Trails II Community Development District, 4.13%, 05/01/33	300	299,937
Cabot Citrus Farms Community Development District, 5.25%, 03/01/29	500	506,915
Capital Trust Agency, Inc. RB
4.88%, 06/15/56(a)	100	79,154
5.38%, 06/15/48(a)	230	212,175
Capital Trust Authority RB, 5.00%, 07/01/36(a)	855	881,243
Center Lake Ranch West Community Development District, 4.25%, 05/01/35(a)	400	404,162
City of Pompano Beach Florida RB, 5.00%, 09/01/39	1,590	1,590,987
Coastal Ridge Community Development District, 4.40%, 05/01/30	2,250	2,285,586
Connerton East Community Development District, 4.25%, 06/15/35	350	353,521
County of Lake Florida RB, 5.00%, 01/15/39(a)	1,350	1,308,869
County of Miami-Dade Aviation Revenue RB AMT, 5.00%, 10/01/40	3,500	3,553,780
Crossings Community Development District
4.75%, 05/01/31	260	265,181
5.35%, 05/01/44	975	988,704
Curiosity Creek Community Development District
4.25%, 05/01/30(a)	400	402,338
4.50%, 05/01/35(a)	750	757,263
4.65%, 05/01/31(a)	300	305,164
Cypress Creek Reserve Community Development District, 4.20%, 05/01/30	750	761,557
Cypress Reserve Community Development District, 4.00%, 05/01/30(a)	300	298,650
Darby Community Development District, 5.88%, 05/01/35	105	111,778
Security	Par (000)	Value
Florida (continued)
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	$1,000	$1,025,001
Firethorn Community Development District, 4.35%, 05/01/35	890	899,223
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	392,853
Series A, 5.13%, 06/15/55(a)	500	417,676
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	2,880	2,907,875
10.00%, 07/15/59(a)(b)(d)	2,900	1,044,000
Florida Housing Finance Corp. RB, 5.00%, 06/01/57	1,960	1,965,477
Florida Local Government Finance Commission RB, 4.45%, 11/15/31(a)	1,000	1,015,341
Gas Worx Community Development District, 4.63%, 05/01/30(a)	345	354,163
Greater Orlando Aviation Authority RB
5.25%, 11/01/34	1,250	1,346,275
5.25%, 11/01/35	1,000	1,074,164
Greenbriar Community Development District, 4.80%, 05/01/32	405	415,333
Hammock Oaks Community Development District
4.50%, 05/01/32(a)	670	688,186
5.85%, 05/01/44	90	92,074
Harbor Reserve Community Development District, 4.25%, 05/01/30	940	945,748
Harvest Hills South Community Development District, 4.50%, 05/01/35	375	379,103
Hickory Tree Community Development District, 5.15%, 05/01/44	1,000	1,004,309
Hillcrest Preserve Community Development District, 5.00%, 05/01/44(a)	1,000	988,464
Hyde Park Community Development District No. 1, 5.25%, 05/01/34	1,600	1,663,624
Ibis Landing Community Development District, 4.13%, 06/15/30	200	202,891
KD52 Community Development District No. 1, 4.25%, 05/01/30	2,360	2,349,427
Kings Creek I Community Development District
4.50%, 05/01/30	300	305,196
5.00%, 05/01/36	455	477,777
Kingston One Community Development District, 4.25%, 05/01/30	1,000	1,016,300
Lakes of Sarasota Community Development District, 5.25%, 05/01/34	2,325	2,415,839
Lakes of Sarasota Community Development District 2
5.20%, 05/01/35	3,040	3,172,733
5.85%, 05/01/35	3,175	3,316,721
Lee County Industrial Development Authority Florida RB, 4.75%, 11/15/29	250	251,948
Lowery Hills Community Development District, 4.55%, 05/01/32(a)	440	449,095
LTC Ranch West Residential Community Development District, 4.75%, 05/01/31	295	300,164
Madeira Community Development District, 5.00%, 05/01/39	575	624,492
Magnolia Island Community Development District, 5.55%, 05/01/45	750	755,307
Malabar Springs Community Development District, 4.50%, 05/01/31	440	446,873
Mckendree Pointe Community Development District, 4.50%, 05/01/30	400	402,644

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
New York City Transitional Finance Authority Building Aid Revenue, 4.25%, 06/15/35(a)	$200	$202,269
Newfield Community Development District
4.40%, 05/01/30	765	779,807
5.00%, 05/01/35	795	853,760
Normandy Community Development District
4.63%, 05/01/31(a)	2,015	2,045,552
5.30%, 05/01/44(a)	1,490	1,474,894
North-1 Pasco Community Development District, 5.75%, 05/01/44	60	61,831
Palmetto Ridge Community Development District, 4.50%, 05/01/36	710	711,129
Parrish Lakes II Community Development District, 4.25%, 05/01/31	1,165	1,181,936
Parrish Plantation Community Development District, 5.63%, 05/01/44	250	257,585
Pinery Community Development District, 4.50%, 05/01/36	500	500,450
Ranches at Lake Mcleod Community Development District
4.25%, 06/15/30	260	264,516
4.55%, 06/15/35	370	384,901
Reflection Bay Community Development District, 4.50%, 05/01/30	325	330,861
Rustic Oaks Community Development District, 3.20%, 05/01/32	1,000	965,274
Solaeris Community Development District, 4.63%, 05/01/32(a)	1,085	1,106,009
Sugarloaf Community Development District, 4.00%, 12/15/33	545	544,347
Sunrise Community Development District
4.25%, 05/01/30(a)	750	753,190
4.50%, 05/01/35(a)	880	884,673
Three Rivers Community Development District, 4.13%, 05/01/31	1,965	1,968,832
Tradition Community Development District No. 9, 4.35%, 05/01/32	535	555,738
Two Lakes Community Development District, 5.00%, 05/01/44	1,000	1,021,939
Village Community Development District No. 12, 4.00%, 05/01/33	375	378,625
Village Community Development District No. 14, 5.38%, 05/01/42	95	98,574
Village Community Development District No. 16, 4.00%, 05/01/35	2,605	2,650,241
Vivid Shores Community Development District, 4.25%, 05/01/35	500	505,837
West Villages Improvement District
4.50%, 05/01/31	505	513,983
4.75%, 05/01/32	1,500	1,516,901
4.75%, 05/01/39	1,745	1,757,718
		83,689,430
Georgia — 0.7%
Atlanta Development Authority.(The)
5.00%, 04/01/34(a)	180	185,178
5.50%, 04/01/39(a)	280	290,140
City of Atlanta Water & Wastewater Revenue RB, 5.00%, 11/01/40	1,400	1,404,000
Development Authority of Cobb County.(The), 5.70%, 06/15/38(a)	275	280,311
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc. RB, 5.00%, 12/01/52	$1,000	$1,048,397
		3,208,026
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	626,673
Illinois — 4.0%
Chicago Board of Education GO
5.00%, 12/01/36	3,000	3,006,061
5.00%, 12/01/46	1,000	953,435
5.00%, 12/01/46	475	452,882
5.00%, 12/01/46	500	476,718
5.00%, 12/01/47	500	469,749
6.00%, 12/01/38	5,000	5,476,083
City of Marion IL Sales Tax Revenue RB, 6.38%, 06/01/45	330	330,101
County of Cook Illinois RB, 6.50%, 01/01/45	750	761,554
Illinois Finance Authority RB
5.00%, 11/01/36	1,250	1,367,768
5.25%, 10/01/39(a)	500	536,131
Illinois State Toll Highway Authority RB
5.00%, 01/01/37	250	250,392
5.00%, 01/01/38	5,000	5,007,128
Metropolitan Pier & Exposition Authority, 4.00%, 06/15/50	175	150,263
		19,238,265
Indiana — 0.3%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	103,686
Indiana Finance Authority RB
Class A,4.13%, 12/01/26	640	642,036
5.00%, 10/15/35(a)	545	551,827
		1,297,549
Kentucky — 0.4%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	611,513
Kentucky Economic Development Finance Authority, 5.25%, 06/01/41	1,000	1,011,267
Kentucky Public Energy Authority, 4.00%, 02/01/50	500	507,802
		2,130,582
Louisiana — 2.8%
Juban Crossing Community Development District, 6.25%, 06/01/34	3,000	3,156,691
Louisiana Public Facilities Authority
4.38%, 05/01/53(a)	3,300	3,301,145
5.00%, 06/01/39(a)	1,285	1,285,253
5.00%, 12/15/43(a)	665	644,855
6.50%, 06/01/62(a)	100	90,100
Parish of St. James Louisiana RB, 3.70%, 08/01/41	5,000	5,103,519
		13,581,563
Maine — 0.3%
Finance Authority of Maine RB
5.00%, 08/01/35(a)	1,000	1,070,631
9.50%, 06/01/32	25	21,246
Finance Authority of Maine RB AMT
4.63%, 12/01/47(a)	175	180,997
8.50%, 06/01/32	25	21,248
8.50%, 06/01/35(b)(d)	135	69,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maine (continued)
Maine Health & Higher Educational Facilities Authority, 4.00%, 07/01/37(a)	$260	$229,303
		1,592,707
Maryland — 0.2%
City of Baltimore Maryland RB
4.00%, 06/01/35(a)	400	402,897
4.50%, 06/01/33	100	102,755
Maryland Health & Higher Educational Facilities Authority, 5.50%, 01/01/46	245	246,961
		752,613
Michigan — 1.1%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	348	273,579
Flint International Academy RB, 5.75%, 10/01/37	2,485	2,485,531
Kalamazoo Economic Development Corp. RB, 5.00%, 08/15/36(a)	1,000	1,033,425
Michigan Strategic Fund
4.00%, 10/01/61	550	549,628
5.00%, 11/15/29	970	1,009,542
		5,351,705
Minnesota — 0.0%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	215,150
Missouri — 0.0%
Kansas City Industrial Development Authority, 5.00%, 06/01/46(a)	115	114,278
Montana — 1.1%
City of Forsyth MT RB, 4.00%, 03/01/31	5,000	5,001,045
Nevada — 0.3%
Sparks Tourism Improvement District No. 1 RB, 3.88%, 06/15/28	1,250	1,256,424
New Hampshire — 2.3%
New Hampshire Business Finance Authority
0.00%, 04/01/32(a)(c)	255	170,756
0.00%, 12/15/33(a)(c)	2,500	1,510,139
0.00%, 12/15/33(a)(c)	2,585	1,619,927
3.63%, 07/01/43(a)	250	207,470
5.25%, 12/01/35(a)	1,579	1,578,871
5.38%, 12/01/31(a)	566	566,490
5.38%, 12/15/35(a)	947	946,666
5.75%, 04/28/42	470	495,024
5.88%, 12/15/33(a)	1,429	1,429,405
5.95%, 12/01/31(a)	1,489	1,490,571
Class A, AMT, 4.00%, 10/01/33 (SIFMA Municipal Swap Index)	910	912,609
		10,927,928
New Jersey — 0.2%
Camden County Improvement Authority.(The), 6.00%, 06/15/62	75	77,256
New Jersey Economic Development Authority, 6.38%, 01/01/35(a)	835	870,635
		947,891
New York — 7.6%
Build NYC Resource Corp. RB
5.00%, 07/01/32	245	245,835
5.13%, 07/01/33	175	183,904
5.25%, 06/15/43(a)	500	503,766
Security	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp. RB, 5.00%, 06/01/38	$2,000	$1,849,816
New York Energy Finance Development Corp. RB, 5.00%, 07/01/56	5,000	5,328,602
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	500,009
5.38%, 11/15/40(a)	550	550,028
New York State Environmental Facilities Corp. RB AMT
4.25%, 09/01/50(a)	1,000	1,015,498
5.13%, 09/01/50(a)	250	262,530
New York Transportation Development Corp. RB
5.00%, 01/01/34	4,500	4,640,177
5.00%, 12/01/38	500	534,747
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	955,125
5.00%, 01/01/30	250	258,907
5.00%, 10/01/40	2,310	2,377,970
5.00%, 07/01/46	7,000	6,999,646
5.25%, 08/01/31	9,150	9,514,088
Suffolk Regional Off-Track Betting Corp. RB
5.00%, 12/01/34	100	103,691
5.75%, 12/01/44	200	205,162
6.00%, 12/01/53	200	203,928
		36,233,429
North Carolina — 0.8%
North Carolina Medical Care Commission RB
4.00%, 11/01/31	3,000	3,010,177
5.00%, 09/01/34	900	963,392
		3,973,569
North Dakota — 0.2%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	752,578
Ohio — 0.8%
Cleveland-Cuyahoga County Port Authority RB, 5.25%, 01/01/34(a)	745	783,508
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	315	321,617
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,242,173
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	240	245,710
		3,593,008
Oklahoma — 0.4%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51(a)	250	246,817
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	341,627
5.00%, 11/15/38	500	500,189
5.25%, 11/15/45	75	75,091
Tulsa Municipal Airport Trust Trustees Oklahoma RB AMT, 6.25%, 12/01/35	680	789,435
		1,953,159
Oregon — 0.7%
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	3,500	3,500,974
Pennsylvania — 4.9%
Allegheny Community Broadband, Inc. RB, 7.50%, 09/01/35(a)	255	260,541

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	$370	$381,292
5.25%, 05/01/42(a)	1,000	1,017,956
5.25%, 05/01/42(a)	2,000	2,055,464
5.50%, 05/01/32(a)	1,140	1,238,256
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	246,204
Berks County Industrial Development Authority RB, 5.00%, 05/15/37	2,500	2,530,958
Berks County Municipal Authority.(The), 5.00%, 10/01/39	390	374,097
City of Philadelphia Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	6,475	6,613,876
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	106,614
5.38%, 07/01/39(a)	100	110,632
Hospitals & Higher Education Facilities Authority of Philadelphia.(The), 5.00%, 07/01/33	4,870	4,946,122
Lancaster County Hospital Authority, 5.25%, 07/01/41	100	100,132
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	231,161
5.25%, 12/01/38	130	130,651
Pennsylvania Economic Development Financing Authority RB AMT
4.00%, 06/01/41 (SIFMA Municipal Swap Index)	915	915,985
5.25%, 06/30/53	100	101,011
5.75%, 06/30/48	860	902,085
Pennsylvania Higher Education Assistance Agency RB AMT
5.00%, 06/01/31	1,000	1,075,003
5.00%, 06/01/51	100	95,693
		23,433,733
Puerto Rico — 3.6%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(c)	1,180	55,951
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(c)	515	376,925
5.75%, 07/01/31	2,546	2,810,267
Commonwealth of Puerto Rico Notes
0.00%, 11/01/43(b)(d)	771	505,286
1.00%, 11/01/51(b)(d)	13,602	8,229,112
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 5.00%, 07/01/37(a)	1,500	1,554,588
Puerto Rico Electric Power Authority RB
0.00%, 07/01/21	192	128,160
4.80%, 07/01/29	1,420	946,075
5.00%, 07/01/24	1,697	1,132,747
5.00%, 07/01/27(b)(d)	251	167,229
5.00%, 07/01/28	430	286,487
5.25%, 07/01/25(b)(d)	254	169,545
5.25%, 07/01/27(b)(d)	708	471,705
5.25%, 07/01/49(b)(d)	553	369,127
		17,203,204
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, 5.00%, 07/01/37	1,110	1,113,678
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/50	60	59,222
		1,172,900
Security	Par (000)	Value
South Carolina — 0.7%
City of Goose Creek South Carolina, 5.00%, 10/01/35(a)	$405	$424,589
City of Hardeeville South Carolina, 4.00%, 05/01/52(a)	100	75,317
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	172,093
South Carolina Jobs-Economic Development Authority RB
5.00%, 10/01/35	1,000	1,054,648
5.00%, 04/01/36	1,270	1,395,532
7.50%, 08/15/62(a)	25	22,331
		3,144,510
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.00%, 10/01/37	345	349,942
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.00%, 06/01/43(a)(c)	95	41,228
Tennergy Corp. Tennessee RB, 5.50%, 10/01/53	500	534,929
		926,099
Texas — 9.1%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)(b)(d)	100	2,000
Arlington Higher Education Finance Corp. RB
5.75%, 08/15/62	250	130,000
7.88%, 11/01/62(a)(b)(d)	25	15,000
Bexar County Health Facilities Development Corp. RB, 5.00%, 07/15/26	110	110,556
City of Anna TX, 4.25%, 09/15/35	810	817,034
City of Buda Texas
5.00%, 09/01/33(a)	100	102,561
5.75%, 09/01/33(a)	640	652,920
City of Celina Texas
4.35%, 09/01/30(a)	205	207,275
4.50%, 09/01/30(a)	1,435	1,451,572
4.50%, 09/01/31(a)	2,000	2,037,199
4.60%, 09/01/35(a)	333	340,961
City of Corpus Christi Texas
5.38%, 09/15/31	100	104,185
6.13%, 09/15/44	100	100,382
6.50%, 09/15/54	103	102,655
City of Crandall TX, 4.25%, 09/15/35(a)	918	922,855
City of Ennis Texas, 4.13%, 09/15/35(a)	650	652,338
City of Friendswood Texas, 7.00%, 09/15/54	303	303,640
City of Houston Airport System Revenue RB AMT
5.50%, 07/15/35	2,000	2,202,445
5.50%, 07/15/38	200	216,690
City of Lavon TX, 5.00%, 09/15/35	600	604,991
City of Lowry Crossing Texas, 4.25%, 09/15/30(a)	200	203,147
City of Marble Falls Texas, 6.38%, 09/01/44(a)	500	491,198
City of Oak Point Texas, 4.70%, 09/15/31(a)	200	202,506
City of Pilot Point Texas, 6.13%, 09/15/45(a)	240	248,246
City of Princeton Texas
4.25%, 09/01/30(a)	300	303,846
4.38%, 09/01/31(a)	50	50,485
5.00%, 09/01/44(a)	50	49,822
5.13%, 09/01/44(a)	75	73,810
City of Princeton TX, 4.13%, 09/01/35(a)	728	733,080
City of Seagoville Texas, 4.25%, 09/15/30(a)	532	539,261
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	$200	$200,352
Club Municipal Management District No. 1, 4.38%, 09/01/31(a)	1,500	1,526,612
County of Denton Texas
4.63%, 12/31/31(a)	1,825	1,865,120
4.75%, 12/31/30(a)	650	658,458
5.00%, 12/31/35(a)	1,000	1,045,727
5.25%, 12/31/44(a)	1,000	1,000,328
County of Hays TX, 4.50%, 09/15/35(a)	700	705,718
Mesquite Housing Finance Corp.(The), 4.53%, 02/01/44 (FNMA)	1,000	1,000,911
Mission Economic Development Corp. RB AMT, 4.63%, 10/01/31(a)	3,700	3,713,593
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	1,000	850,040
5.00%, 08/15/51(a)	1,000	923,559
5.50%, 10/01/35	750	799,234
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	232,854
Newark Higher Education Finance Corp. RB, 5.00%, 08/15/37	3,835	3,808,829
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(a)	2,300	2,100,537
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	6,000	6,017,395
Port of Beaumont Navigation District RB AMT
4.00%, 01/01/50(a)	1,810	1,401,136
5.25%, 01/01/54(a)	600	576,380
Town of Trophy Club Public Improvement District No. 1, 5.00%, 09/01/30	1,000	1,063,469
		43,462,912
Utah — 1.5%
Mida Mountain Village Public Infrastructure District
5.00%, 06/01/35(a)	500	391,014
5.50%, 06/15/39(a)	2,250	2,325,199
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	915	853,186
5.00%, 06/15/40(a)	1,450	1,442,236
5.00%, 10/15/44 (UT CSCE)	500	499,996
5.25%, 06/15/32(a)	730	754,136
5.25%, 06/15/37(a)	790	782,033
Utah Infrastructure Agency RB
5.50%, 10/15/44	55	57,450
5.50%, 10/15/48	50	51,157
		7,156,407
Vermont — 3.6%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	83,053
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40	12,000	12,008,552
Vermont Economic Development Authority RB AMT, 5.00%, 06/01/52(a)	5,000	5,056,217
		17,147,822
Virginia — 0.3%
Tobacco Settlement Financing Corp. RB, Series B1, 5.00%, 06/01/47	1,550	1,297,685
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority RB, 5.38%, 09/01/29	$100	$101,155
		1,398,840
Washington — 1.2%
County of King Sewer Revenue RB, 4.00%, 07/01/39	500	500,069
Washington Economic Development Finance Authority RB, 5.88%, 12/01/45	1,200	1,210,035
Washington State Housing Finance Commission RB
3.38%, 04/20/37	978	934,170
3.95%, 07/01/29(a)	295	295,093
4.75%, 01/01/34(a)	945	953,160
4.88%, 01/01/36	1,000	1,014,479
5.50%, 01/01/44(a)	1,000	995,639
		5,902,645
Wisconsin — 4.3%
Public Finance Authority RB
0.00%, 12/15/32(a)(c)	1,299	850,485
0.00%, 12/15/37(a)(c)	1,438	742,154
0.00%, 12/15/38(a)(c)	365	169,994
5.00%, 06/15/29(a)	285	289,619
5.00%, 07/15/30(a)	294	294,338
5.00%, 06/15/31(a)	315	318,860
5.00%, 12/01/34(a)	4,870	5,160,245
5.00%, 12/15/34(a)	800	837,149
5.00%, 06/01/41(a)	4,000	4,083,658
5.00%, 06/15/56(a)	25	21,044
5.25%, 12/01/51(a)(b)(d)	65	41,930
5.50%, 11/15/32(a)	1,911	1,917,286
5.50%, 12/15/32(a)	496	496,309
5.75%, 12/15/33(a)	1,500	1,503,489
7.50%, 07/01/59(a)	1,000	1,113,461
7.75%, 07/01/43(a)	310	318,080
12.00%, 05/16/29(a)	105	125,260
Series A, 5.00%, 06/15/55(a)	500	393,479
Public Finance Authority RB AMT, 5.50%, 07/01/44	1,750	1,820,740
		20,497,580
Total Municipal Debt Obligations — 93.1% (Cost: $445,049,460)		445,300,120
	Shares
Common Stocks
Building Products — 0.0%
Timberhp by Go Lab, Inc., NVS(e)	15,027	34,412
Total Common Stocks — 0.0% (Cost $26)		34,412
Warrants
Internet Infrastructure Software — 0.0%
Brightline West(e)	62,176	124,352
Total Warrants — 0.0% (Cost $0)		124,352
Total Long-Term Investments — 93.1% (Cost: $445,049,486)		445,458,884

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Liquidity Funds: MuniCash, 2.03%(f)(g)	28,453,409	$28,456,254
Total Short-Term Securities — 6.0% (Cost: $28,456,166)		28,456,254
Total Investments — 99.1% (Cost: $473,505,652)		473,915,138
Other Assets Less Liabilities — 0.9%		4,466,923
Net Assets — 100.0%		$478,382,061

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$45,910,228	$—	$(17,453,973)(a)	$—	$(1)	$28,456,254	28,453,409	$406,392	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$445,300,120	$—	$445,300,120
Common Stocks	—	—	34,412	34,412
Warrants	—	—	124,352	124,352
Short-Term Securities
Money Market Funds	28,456,254	—	—	28,456,254
	$28,456,254	$445,300,120	$158,764	$473,915,138
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
610 Funding 2 CLO Ltd., 1.00%, 01/20/39(a)	USD250	$250,000
A10 Issuer LLC, 5.22%, 05/15/42, (1-mo. CME Term SOFR + 1.46%)(a)(b)	USD100	100,102
ACREC LLC
4.99%, 08/18/42, (1-mo. CME Term SOFR +1.31%)(a)(b)	USD100	99,628
5.25%, 01/18/43, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD765	766,761
ACRES Commercial Realty Issuer LLC, 1.00%, 08/18/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD785	785,326
ACRES LLC, 5.29%, 08/18/40, (1-mo. CME Term SOFR +1.62%)(a)(b)	USD385	385,757
Affirm Asset Securitization Trust
5.19%, 04/15/30(a)	USD292	292,698
4.45%, 10/15/30(a)	USD102	101,760
Affirm Master Trust
4.99%, 02/15/33(a)	USD133	134,338
4.45%, 10/16/34(a)	USD430	430,730
4.37%, 02/15/34(a)	USD202	201,968
4.57%, 02/15/34(a)	USD100	99,991
AGL CLO 21 Ltd., 5.03%, 10/21/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD500	502,394
AGL Core CLO 2 Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD250	250,972
AIMCO CLO, 5.19%, 10/17/37, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD250	251,123
AIMCO CLO 11 Ltd., 5.01%, 07/17/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD250	251,012
Anchorage Capital CLO 15 Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD250	251,285
Anchorage Capital CLO 17 Ltd., 4.90%, 02/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD250	250,866
Anchorage Capital CLO 20 Ltd., 5.62%, 01/20/35, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD355	355,349
Anchorage Capital CLO 30 Ltd., 4.97%, 01/20/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD500	500,546
Apidos CLO LIV, 7.57%, 10/20/38, (3-mo. CME Term SOFR +3.90%)(a)(b)	USD250	250,763
Apidos CLO XXXIX Ltd., 4.90%, 10/21/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD500	501,760
Arbor Realty Commercial Real Estate Notes LLC, 5.03%, 01/20/43, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD175	174,900
AREIT, 5.23%, 07/25/43, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD334	334,122
AREIT Ltd.
5.37%, 05/17/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD86	86,006
5.06%, 12/17/29, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD323	322,550
Ares Direct Lending CLO 6 LLC, 5.20%, 10/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD340	339,976
Security	Par (000)	Value
ARES LX CLO Ltd., 4.85%, 07/18/34, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD500	$500,721
Ares LXIII CLO Ltd., 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD250	251,277
Ares XLI Clo Ltd., 5.38%, 04/15/34, (3-mo. CME Term SOFR +1.71%)(a)(b)	USD300	300,856
ARES XLIV CLO Ltd., 6.42%, 04/15/34, (3-mo. CME Term SOFR +2.75%)(a)(b)	USD250	250,965
Argent Securities Trust, 4.37%, 03/25/36, (1-mo. CME Term SOFR +0.69%)(b)	USD257	144,497
Arini U.S. CLO IV Ltd., 4.93%, 01/15/39, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD500	500,000
Atlas Senior Loan Fund XXII Ltd., 5.65%, 01/20/36, (3-mo. CME Term SOFR + 1.980%)(a)(b)	USD250	250,274
Bain Capital Credit CLO, 5.12%, 10/17/32, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD250	250,370
Bain Capital Credit Clo Ltd., 6.47%, 10/21/34, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD500	501,220
Ballyrock CLO 14 Ltd., 5.05%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD250	250,941
Ballyrock CLO 20 Ltd.
1.00%, 10/15/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD280	280,000
1.00%, 10/15/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD280	280,000
Ballyrock Clo 32 Ltd., 4.88%, 01/25/39, (3-mo. CME Term SOFR + 1.210%)(a)(b)	USD340	340,848
Battalion CLO X Ltd., 4.81%, 01/24/35, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD250	249,766
BBAM U.S. CLO I Ltd., 4.87%, 03/30/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD250	250,702
BBAM U.S. CLO VI Ltd., 5.06%, 01/27/39, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD250	251,149
BDS LLC, 5.25%, 09/19/39, (1-mo. CME Term SOFR +1.58%)(a)(b)	USD138	138,181
Bear Stearns Asset Backed Securities I Trust
4.17%, 06/25/47, (1-mo. CME Term SOFR +0.49%)(b)	USD92	85,339
4.41%, 10/25/36, (1-mo. CME Term SOFR +0.73%)(b)	USD70	63,449
Bear Stearns Structured Products Trust
5.79%, 03/25/37, (1-mo. CME Term SOFR +2.11%)(a)(b)	USD37	36,981
5.79%, 03/25/37, (1-mo. CME Term SOFR +2.11%)(a)(b)	USD100	89,485
Benefit Street Partners CLO IX Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD250	251,209
Benefit Street Partners CLO XXV Ltd., 4.67%, 01/15/35, (3-mo. CME Term SOFR + 1.000%)(a)(b)	USD250	250,137
Benefit Street Partners CLO XXVII Ltd., 5.04%, 10/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	USD250	251,130

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bethpage Park CLO Ltd., 6.88%, 10/15/36, (3-mo. CME Term SOFR + 3.212%)(a)(b)	USD250	$249,194
Birch Grove CLO 4 Ltd., 5.15%, 07/15/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD100	100,365
Birch Grove CLO 6 Ltd., 5.05%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	USD250	251,369
Birch Grove CLO 7 Ltd., 4.93%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD250	250,857
BlueMountain CLO Ltd.
4.86%, 10/25/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	USD55	54,611
5.05%, 11/15/30, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD50	49,670
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(c)	USD115	115,635
Bridge Street CLO III Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD250	250,979
Bridge Street CLO VI Ltd., 5.07%, 01/15/39, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD250	251,079
Buckhorn Park CLO Ltd., 5.27%, 07/18/34, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD250	250,930
BXMT Ltd., 5.31%, 10/18/42, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD273	273,337
Canyon Capital CLO Ltd., 4.68%, 10/15/34, (3-mo. CME Term SOFR + 1.010%)(a)(b)	USD500	500,642
Carlyle U.S. CLO Ltd., 5.06%, 04/15/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD250	250,162
Cerberus Loan Funding XLIV LLC, 6.02%, 01/15/36, (3-mo. CME Term SOFR + 2.350%)(a)(b)	USD250	250,987
CIFC Funding Ltd.
5.12%, 07/16/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD250	251,016
4.97%, 01/15/40, (3-mo. CME Term SOFR +1.30%)(a)(b)	USD250	251,090
5.42%, 10/24/37, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD250	251,796
6.37%, 10/18/38, (3-mo. CME Term SOFR +2.70%)(a)(b)	USD250	251,703
4.92%, 10/17/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD310	311,452
5.22%, 10/15/38, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD250	251,655
4.64%, 04/19/35, (3-mo. CME Term SOFR + 0.970%)(a)(b)	USD250	250,298
CIT Mortgage Loan Trust, 5.54%, 10/25/37, (1-mo. CME Term SOFR +1.86%)(a)(b)	USD425	425,911
Citigroup Mortgage Loan Trust, Inc., 7.54%, 07/25/37, (1-mo. CME Term SOFR +3.86%)(b)	USD134	124,596
Clover CLO LLC, 4.74%, 01/25/35, (3-mo. CME Term SOFR +1.07%)(a)(b)	USD250	250,152
Security	Par (000)	Value
College Avenue Student Loans LLC
5.33%, 05/25/55(a)	USD67	$67,391
2.32%, 07/26/55(a)	USD161	147,037
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD80	79,641
Compass Datacenters Issuer III LLC, 5.29%, 07/25/50(a)	USD124	124,441
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.77%, 12/20/55(a)	USD200	202,630
5.52%, 12/20/55(a)	USD330	334,144
CQS U.S. CLO Ltd., 5.12%, 07/20/36, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD250	250,786
Creeksource Dunes Creek CLO Ltd.
5.08%, 01/15/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD250	250,937
5.42%, 01/15/38, (3-mo. CME Term SOFR +1.75%)(a)(b)	USD250	250,723
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	USD47	45,990
4.21%, 04/25/46, (1-mo. CME Term SOFR +0.53%)(b)	USD284	234,700
DB Master Finance LLC, 4.89%, 08/20/55(a)	USD108	107,767
Deephaven Residential Mortgage Trust, 5.22%, 10/25/55(a)	USD94	95,362
Diameter Capital CLO 10 Ltd., 4.98%, 04/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD500	502,359
Diameter Capital CLO 12 Ltd., 5.16%, 10/20/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD250	250,941
Diameter Capital CLO 3 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD250	251,034
Diameter Capital CLO 4 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD760	762,052
Diameter Capital CLO 8 Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD350	351,310
Dwight Issuer LLC, 5.34%, 06/18/42, (1-mo. CME Term SOFR +1.66%)(a)(b)	USD100	100,005
ELFI Graduate Loan Program LLC, 5.56%, 08/25/49(a)	USD139	141,459
Elmwood CLO 26 Ltd., 7.27%, 04/18/37, (3-mo. CME Term SOFR + 3.600%)(a)(b)	USD250	251,512
Elmwood CLO I Ltd., 5.19%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	USD200	200,456
FIGRE Trust, 4.98%, 01/25/56(a)(b)	USD193	192,995
First Franklin Mortgage Loan Trust, 4.39%, 01/25/36, (1-mo. CME Term SOFR +0.71%)(b)	USD331	303,776
First NLC Trust, 3.97%, 08/25/37, (1-mo. CME Term SOFR +0.29%)(a)(b)	USD41	20,756
FirstKey Homes Trust
3.50%, 07/17/38(a)	USD184	182,174
5.00%, 05/19/39(a)	USD170	168,049
FNA 8 LLC, 5.62%, 03/15/45(a)(b)	USD76	76,034
Foundation Finance Trust
4.93%, 03/15/50(a)	USD166	166,136
4.95%, 04/15/50(a)	USD183	185,061
4.56%, 08/15/52(a)	USD229	229,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.26%, 04/15/50(a)	USD151	$152,870
FS Rialto Issuer LLC
5.31%, 10/19/39, (1-mo. CME Term SOFR +1.63%)(a)(b)	USD100	100,398
1.00%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD481	481,199
Galaxy XXII CLO Ltd.
4.91%, 04/16/34, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD234	233,607
1.00%, 04/16/34, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD250	250,000
Generate CLO 20 Ltd., 5.37%, 01/25/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD250	251,023
Generate CLO 4 Ltd., 5.10%, 07/20/37, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD250	250,844
Goldentree Loan Management U.S. Clo 26 Ltd., 5.32%, 07/20/38, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD250	251,866
Goldman Home Improvement Trust Issuer Trust
6.80%, 10/25/52(a)	USD312	320,459
4.50%, 06/25/52(a)	USD14	14,017
Golub Capital Partners CLO 19B-R3 Ltd., 5.04%, 10/20/36, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD950	951,887
Golub Capital Partners Clo 44M Ltd., 5.24%, 10/21/38, (3-mo. CME Term SOFR +1.57%)(a)(b)	USD500	500,500
Golub Capital Partners CLO 53B Ltd., 4.65%, 07/20/34, (3-mo. CME Term SOFR + 0.980%)(a)(b)	USD200	200,100
Golub Capital Partners CLO 77 B Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD250	250,795
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD82	83,391
5.38%, 02/20/49(a)	USD79	80,478
5.32%, 06/20/49(a)	USD91	92,429
5.98%, 06/20/49(a)	USD159	161,963
5.00%, 10/20/49(a)	USD496	496,502
Great Lakes CLO IX Ltd., 5.22%, 01/15/39, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD250	250,042
GreenSky Home Improvement Issuer Trust
5.26%, 10/27/59(a)	USD170	172,654
5.25%, 10/27/59(a)	USD40	39,728
4.52%, 12/27/60(a)	USD96	96,365
5.07%, 06/25/60(a)	USD300	303,207
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD51	52,479
5.87%, 06/25/59(a)	USD137	140,197
GS Mortgage-Backed Securities Trust
4.90%, 05/25/56(a)	USD445	444,559
5.27%, 05/25/56(a)	USD182	181,995
GSAMP Trust, 4.24%, 06/25/36, (1-mo. CME Term SOFR +0.56%)(b)	USD50	43,873
Huntington Bank Auto Credit-Linked Notes, 4.90%, 09/20/33, (30-day Avg SOFR + 1.20%)(a)(b)	USD213	213,932
Ivy Hill Middle Market Credit Fund XVIII Ltd., 5.25%, 01/22/37, (3-mo. CME Term SOFR + 1.580%)(a)(b)	USD250	250,066
Jersey Mike's Funding, 5.61%, 08/16/55(a)	USD160	162,560
Security	Par (000)	Value
Jersey Mike's Funding LLC, 5.48%, 02/15/56(a)	USD479	$479,000
JP Morgan Mortgage Acquisition Trust, 4.39%, 11/25/36(c)	USD200	206,475
JP Morgan Mortgage Trust, 4.96%, 06/25/56(a)	USD1,000	999,984
KKR CLO 58 Ltd., 5.58%, 10/15/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD735	736,567
LCM 34 Ltd., 5.37%, 10/20/34, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD500	501,811
Lendmark Funding Trust
2.00%, 04/20/32(a)	USD622	601,046
5.25%, 02/21/34(a)	USD147	147,968
5.33%, 09/20/34(a)	USD100	101,464
4.51%, 05/21/35(a)	USD132	131,825
2.37%, 04/20/32(a)	USD179	168,987
LMRE SFR1 Trust, 4.50%, 12/17/42(a)	USD100	97,634
LoanCore, 5.06%, 08/17/42, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD116	116,018
LoanCore Issuer LLC, 5.13%, 08/18/42, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD140	140,168
Long Beach Mortgage Loan Trust, 4.15%, 03/25/46, (1-mo. CME Term SOFR +0.47%)(b)	USD323	285,266
Madison Park Funding LXXI Ltd., 4.81%, 04/23/38, (3-mo. CME Term SOFR +1.14%)(a)(b)	USD250	250,462
Madison Park Funding XXXV Ltd., 5.83%, 04/20/32, (3-mo. CME Term SOFR + 2.162%)(a)(b)	USD500	500,000
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	USD100	101,305
Mariner Finance Issuance Trust
2.10%, 11/20/36(a)	USD283	275,819
4.98%, 05/20/38(a)	USD195	197,673
5.69%, 05/20/38(a)	USD100	101,490
4.59%, 11/22/38(a)	USD102	102,221
MF1 LLC, 5.03%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD251	251,000
MFA Trust, 6.33%, 09/25/54(a)(c)	USD84	84,454
MidOcean Credit CLO XII Ltd., 5.01%, 07/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD250	251,123
Milford Park CLO Ltd., 4.83%, 01/20/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	USD250	250,666
Morgan Stanley ABS Capital I, Inc. Trust
3.86%, 10/25/36, (1-mo. CME Term SOFR +0.18%)(b)	USD184	80,017
4.02%, 11/25/36, (1-mo. CME Term SOFR +0.34%)(b)	USD683	403,264
Morgan Stanley Mortgage Loan Trust
6.51%, 10/25/36(c)	USD11	2,251
6.36%, 01/25/47(c)	USD78	27,028
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	USD100	91,235
2.46%, 11/15/68(a)	USD79	76,612
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	USD35	34,972
5.39%, 11/15/68, (1-mo. CME Term SOFR +1.71%)(a)(b)	USD93	93,715
5.66%, 10/15/72(a)	USD62	63,700
3.90%, 01/15/43(a)	USD129	125,722
4.00%, 12/15/59(a)	USD54	53,949

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD228	$226,275
Navient Refinance Loan Trust
4.72%, 09/15/55(a)	USD120	120,294
4.80%, 10/15/55(a)	USD94	94,650
Nelnet Student Loan Trust
4.82%, 04/20/62, (1-mo. CME Term SOFR +1.14%)(a)(b)	USD381	381,184
2.90%, 04/20/62(a)	USD200	180,952
5.95%, 11/25/53, (30-day Avg SOFR + 2.25%)(a)(b)	USD374	379,260
4.81%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD236	235,548
5.06%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD229	230,311
6.04%, 05/17/55(a)	USD100	99,437
4.98%, 05/17/55(a)	USD115	115,069
5.38%, 05/17/55(a)	USD100	100,026
5.05%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD121	121,493
5.82%, 06/22/65(a)	USD129	126,785
Neuberger Berman Loan Advisers CLO 36R Ltd., 4.94%, 07/20/39, (3-mo. CME Term SOFR +1.27%)(a)(b)	USD500	502,481
New Port Corners Community Development District, 5.62%, 10/20/38, (3-mo. CME Term SOFR +1.95%)(a)(b)	USD250	251,403
NYACK Park CLO Ltd., 5.52%, 10/20/38, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD500	504,295
NYMT Trust, 7.38%, 05/25/64(a)(c)	USD123	122,043
Ocean Trails Clo X, 5.37%, 10/15/34, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD500	499,648
OCP CLO Ltd.
5.01%, 11/26/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD900	904,052
5.00%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD250	251,035
5.37%, 10/16/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD250	251,797
Octagon Investment Partners 41 Ltd., 4.76%, 10/15/33, (3-mo. CME Term SOFR + 1.090%)(a)(b)	USD250	250,275
Octagon Investment Partners 47 Ltd., 4.72%, 01/22/38, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD75	74,871
OHA Credit Funding 2 Ltd., 5.22%, 01/21/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD500	503,035
OHA Credit Funding 22 Ltd., 5.00%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD250	250,650
OHA Credit Funding 6 Ltd., 5.00%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD250	251,131
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	USD250	251,260
OHA Loan Funding Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD250	250,980
Security	Par (000)	Value
OHS Issuer LLC, 5.98%, 02/25/61(a)	USD260	$257,360
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	USD148	155,725
OneMain Financial Issuance Trust
4.47%, 06/16/36, (30-day Avg SOFR + 0.76%)(a)(b)	USD250	250,269
3.66%, 10/14/36(a)	USD125	121,455
6.17%, 09/15/36(a)	USD100	103,023
5.79%, 05/14/41(a)	USD100	104,819
Option One Mortgage Loan Trust, 5.86%, 01/25/37(c)	USD28	27,530
Orchard Park CLO Ltd., 5.03%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD250	251,193
Owl Rock CLO VII LLC, 5.07%, 04/20/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD250	249,957
Palmer Square CLO Ltd., 4.99%, 07/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD250	251,334
Palmer Square Loan Funding Ltd., 4.66%, 01/15/34, (3-mo. CME Term SOFR + 0.950%)(a)(b)	USD250	250,180
Park Blue CLO Ltd.
4.89%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD250	250,830
5.43%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD250	251,123
4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD250	250,962
5.26%, 10/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD150	150,587
Pavillion Consumer PLC, 5.33%, 01/25/36, (1-day SONIA + 1.60%)(b)(d)	GBP103	140,888
PFP Ltd., 5.25%, 08/18/43, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD765	765,953
Planet Fitness Master Issuer LLC, 5.65%, 12/06/55(a)	USD111	110,842
Point Au Roche Park CLO Ltd., 1.00%, 01/20/39, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD500	500,000
Point Broadband Funding LLC
5.34%, 07/20/55(a)	USD250	252,153
5.73%, 07/20/55(a)	USD153	154,477
Post CLO Ltd., 5.37%, 10/20/38, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD250	251,999
Progress Residential Trust, 4.10%, 02/17/43(a)	USD400	367,312
QTS Issuer ABS II LLC
5.04%, 10/05/55(a)	USD106	105,501
6.73%, 01/05/56(a)	USD49	49,509
5.85%, 01/05/56(a)	USD81	81,070
Quest Trust, 7.01%, 06/25/34, (1-mo. CME Term SOFR +3.34%)(a)(b)	USD252	231,923
RAD CLO 21 Ltd., 4.74%, 01/25/37, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD1,010	1,010,589
RAMP Series Trust, 4.35%, 02/25/37, (1-mo. CME Term SOFR +0.67%)(b)	USD111	23,974
RCKT Mortgage Trust, 8.01%, 04/25/44(a)(b)	USD138	141,499
Regatta 35 Funding Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD350	351,825
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Regatta IX Funding Ltd., 5.67%, 04/17/37, (3-mo. CME Term SOFR + 2.00%)(a)(b)	USD250	$251,313
Regatta XVI Funding Ltd., 5.57%, 01/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD665	666,125
Regatta XXV Funding Ltd., 5.01%, 07/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	USD500	502,787
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD350	350,830
Regional Management Issuance Trust
1.90%, 08/15/33(a)	USD100	97,149
5.11%, 12/15/33(a)	USD459	462,211
5.53%, 04/17/34(a)	USD100	101,105
4.59%, 11/16/37(a)	USD147	146,708
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	USD115	116,162
5.42%, 11/20/37(a)	USD114	116,051
4.59%, 11/20/34(a)	USD123	123,276
Retained Vantage Data Centers Issuer LLC, 5.09%, 08/15/50(a)	USD96	94,902
Riserva Clo Ltd., 4.72%, 01/18/34, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD250	250,161
Rockford Tower CLO Ltd.
5.25%, 05/20/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD44	43,895
5.54%, 08/20/32, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD625	625,128
5.58%, 07/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	250,125
RR 20 Ltd., 6.27%, 07/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD500	501,111
RR 32 Ltd., 5.03%, 10/15/39, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD250	251,186
RR 36 Ltd., 4.96%, 01/15/40, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD900	903,833
RR 41 Ltd., 5.21%, 10/15/40, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD250	251,114
RR 8 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD250	250,875
Sagard-Halseypoint Clo 10 Ltd., 5.02%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD250	251,105
Sagard-Halseypoint CLO 8 Ltd., 5.06%, 01/30/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD250	250,923
Sagard-Halseypoint Clo 9 Ltd.
5.57%, 04/20/38, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD400	401,498
4.96%, 04/20/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD290	291,015
Sandstone Peak II Ltd., 5.08%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD250	251,489
Saxon Asset Securities Trust
4.08%, 01/25/47, (1-mo. CME Term SOFR +0.4%)(b)	USD212	205,842
2.80%, 08/25/35(c)	USD167	130,238
Sculptor CLO Ltd., 4.92%, 01/30/39(a)	USD250	251,163
Sesac Finance LLC, 5.50%, 07/25/55(a)	USD91	90,235
Security	Par (000)	Value
Shackleton CLO Ltd., 5.48%, 07/15/30, (3-mo. CME Term SOFR +1.81%)(a)(b)	USD128	$128,272
Signal Peak CLO 11 Ltd., 5.12%, 07/18/37, (3-mo. CME Term SOFR +1.45%)(a)(b)	USD930	933,302
Silver Point Clo 3 Ltd., 5.01%, 01/18/39, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD250	251,028
Silver Point CLO 5 Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD250	250,935
Silver Point CLO 7 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD500	501,965
Silver Point CLO 8 Ltd., 4.88%, 04/15/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	USD250	250,811
SLM Private Education Loan Trust, 8.54%, 10/15/41, (1-mo. CME Term SOFR +4.86%)(a)(b)	USD51	53,970
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	USD110	107,824
5.51%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD110	111,912
4.54%, 10/15/35, (1-mo. CME Term SOFR +0.86%)(a)(b)	USD16	15,922
4.59%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD36	36,459
4.39%, 03/17/53, (1-mo. CME Term SOFR +0.71%)(a)(b)	USD84	83,663
1.29%, 07/15/53(a)	USD103	98,257
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD104	104,739
4.74%, 12/26/35(a)	USD260	260,529
Sofi Professional Loan Program LLC
3.09%, 08/17/48(a)	USD61	60,015
4.11%, 06/15/48(a)	USD130	126,022
3.05%, 11/16/48(a)	USD227	206,051
SoFi Professional Loan Program Trust
2.37%, 11/16/48(a)	USD58	56,686
1.95%, 02/15/46(a)	USD71	66,472
Soundview Home Loan Trust
4.81%, 11/25/35, (1-mo. CME Term SOFR +1.13%)(b)	USD46	39,132
4.31%, 01/25/37, (1-mo. CME Term SOFR +0.64%)(b)	USD149	154,076
STAR Trust, 6.13%, 02/17/42, (1-mo. CME Term SOFR +2.45%)(a)(b)	USD350	350,250
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	USD93	93,491
Structured Asset Securities Corp. Mortgage Loan Trust, 4.11%, 01/25/37, (1-mo. CME Term SOFR +0.43%)(b)	USD31	30,052
Subway Funding LLC, 6.27%, 07/30/54(a)	USD30	30,223
Summit Issuer LLC, 5.21%, 11/20/55(a)	USD91	91,712
Sycamore Tree CLO Ltd.
5.06%, 01/20/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	USD310	311,396
6.67%, 08/28/38(a)	USD500	505,744
Symphony CLO XXIX Ltd., 5.32%, 10/15/35, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD250	251,335
Taco Bell Funding LLC, 4.82%, 08/25/55(a)	USD130	129,343

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TCW CLO Ltd., 5.82%, 07/17/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD450	$451,775
Terwin Mortgage Trust, 4.81%, 06/25/36, (1-mo. CME Term SOFR +1.13%)(b)	USD25	23,309
Towd Point Mortgage Trust, 5.30%, 12/25/65(a)	USD337	336,744
Trestles CLO Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD250	250,960
TRESTLES CLO Ltd., 5.42%, 07/25/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD500	503,886
Trestles CLO VI Ltd., 4.85%, 04/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD250	250,660
Trinitas CLO XVIII Ltd., 4.89%, 01/20/35, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD500	500,547
Trinitas CLO XXXII Ltd., 5.00%, 07/23/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	USD125	125,515
Trinitas CLO XXXV Ltd., 1.00%, 01/22/39, (3-mo. CME Term SOFR + 2.500%)(a)(b)(e)	USD250	250,000
UPG HI Issuer Trust, 5.00%, 09/25/47(a)	USD238	238,919
Upgrade Master Pass-Thru Trust Series
4.55%, 11/15/32(a)	USD84	84,112
5.25%, 12/15/33(a)	USD100	100,163
UPX HIL Issuer Trust, 5.16%, 01/25/47(a)	USD240	241,787
Valley Stream Park CLO Ltd., 4.86%, 01/20/37, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD250	250,250
Vantage Data Centers Jersey Borrower Spv Ltd.
6.17%, 05/28/39(d)	GBP176	246,119
6.34%, 05/28/39(d)	GBP119	163,056
Voya CLO Ltd.
4.90%, 04/25/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	USD18	18,295
6.92%, 10/15/37, (3-mo. CME Term SOFR + 3.250%)(a)(b)	USD300	303,150
Washington Mutural Asset-Backed Certificates WMABS Series Trust
3.73%, 11/25/36, (1-mo. CME Term SOFR +0.23%)(b)	USD12	3,834
3.73%, 11/25/36, (1-mo. CME Term SOFR +0.45%)(b)	USD109	34,215
Wellesley Park CLO Ltd., 5.11%, 01/24/39, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD250	250,838
Whetstone Park CLO Ltd., 6.83%, 01/20/35, (3-mo. CME Term SOFR + 3.162%)(a)(b)	USD250	248,437
Whitebox Clo I Ltd., 4.85%, 01/24/37, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD250	250,549
Total Asset-Backed Securities — 14.2% (Cost: $75,967,088)		76,442,177
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD101	102,723
Mortgage Securities — 0.1%
Castle Hill Ingots Ltd. , 6.34%, 02/10/43(a)	USD100	100,180
Security	Par (000)	Value
Mortgage Securities (continued)
PENN Commercial Mortgage Trust 2025-P11, 5.34%, 08/10/42(a)	USD258	$265,335
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)	USD102	103,225
6.92%, 05/25/70(a)	USD150	151,221
		619,961
Mortgage-Backed Securities — 15.8%
1301 Trust
5.06%, 08/11/42(a)(b)	USD20	20,315
7.24%, 08/11/42(a)(b)	USD38	39,533
8.10%, 08/11/42(a)(b)	USD371	380,419
1345T
5.28%, 06/15/42, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD462	463,732
8.18%, 06/15/42, (1-mo. CME Term SOFR +4.5%)(a)(b)	USD40	40,301
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD10	10,798
245 Park Avenue Trust, 3.66%, 06/05/37(a)(b)	USD145	139,629
A&D Mortgage Trust
4.91%, 02/25/71(a)(b)	USD321	321,822
5.70%, 11/25/69(a)	USD80	80,909
6.52%, 11/25/69(a)(b)	USD100	101,314
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD114	115,262
ALA Trust
5.42%, 06/15/40, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD658	663,346
6.77%, 06/15/40, (1-mo. CME Term SOFR +3.09%)(a)(b)	USD437	440,276
Alternative Loan Trust
4.07%, 04/25/47, (1-mo. CME Term SOFR +0.39%)(b)	USD125	114,227
4.20%, 11/25/35, (1-mo. CME Term SOFR +0.46%)(b)	USD16	11,284
4.25%, 11/25/36, (1-mo. CME Term SOFR +0.57%)(b)	USD99	91,271
4.25%, 05/20/46, (1-mo. CME Term SOFR +0.57%)(b)	USD190	173,915
4.29%, 07/25/46, (1-mo. CME Term SOFR +0.61%)(b)	USD175	162,241
4.45%, 11/20/35, (1-mo. CME Term SOFR +0.77%)(b)	USD2	2,358
5.50%, 07/25/35	USD8	4,469
5.75%, 05/25/36	USD91	32,938
5.81%, 07/25/35, (1-mo. CME Term SOFR +2.14%)(b)	USD37	37,302
6.41%, 02/25/35, (1-mo. CME Term SOFR +2.74%)(b)	USD285	274,351
American Home Mortgage Investment Trust, 5.44%, 05/25/36, (1-mo. CME Term SOFR +1.74%)(b)	USD483	38,613
Angel Oak Mortgage Trust
4.75%, 09/26/67(a)(c)	USD73	73,014
5.21%, 08/25/68(a)(c)	USD155	155,335
5.35%, 10/25/69(a)(c)	USD40	40,128
5.41%, 07/25/70(a)(c)	USD100	100,703
5.64%, 02/25/70(a)(c)	USD172	173,683
5.69%, 01/25/70(a)(c)	USD297	300,387
Arbor Multifamily Mortgage Securities Trust, 3.28%, 02/15/55(a)(b)	USD170	159,965
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust
4.95%, 02/15/43, (1-mo. CME Term SOFR + 1.25%)(a)(b)	USD750	$751,016
5.37%, 07/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD293	293,549
ARES1 2024-IND2, 5.12%, 10/15/34, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD80	80,075
Atrium Hotel Portfolio Trust
5.33%, 08/15/42, (1-mo. CME Term SOFR +1.65%)(a)(b)	USD73	73,210
5.59%, 11/10/29(a)(b)	USD300	306,448
9.18%, 08/15/42, (1-mo. CME Term SOFR +5.50%)(a)(b)	USD78	77,852
9.52%, 11/10/29(a)(b)	USD10	10,317
10.43%, 08/15/42, (1-mo. CME Term SOFR +6.75%)(a)(b)	USD32	31,941
BAHA Trust
6.17%, 12/10/41(a)(b)	USD210	217,889
7.07%, 12/10/41(a)(b)	USD10	10,482
7.77%, 12/10/41(a)(b)	USD114	119,753
BAMLL Trust
5.53%, 02/15/42, (1-mo. CME Term SOFR +1.85%)(a)(b)	USD86	86,074
6.03%, 08/15/39, (1-mo. CME Term SOFR +2.35%)(a)(b)	USD275	275,444
8.93%, 02/15/42, (1-mo. CME Term SOFR +5.25%)(a)(b)	USD51	51,048
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD80	81,196
6.50%, 10/25/36(c)	USD7	1,753
Banc of America Funding Corp., 2.86%, 03/27/36(a)(b)	USD80	68,486
Banc of America Funding Trust, 5.75%, 01/25/37	USD9	7,804
Bank 2021, 2.90%, 06/15/64(b)	USD13	11,049
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD90	88,522
Barclays Mortgage Loan Trust
5.66%, 01/25/65(a)(c)	USD211	213,538
7.60%, 05/25/65(a)(b)	USD300	306,850
BAY Mortgage Trust, 5.48%, 05/15/35, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD161	161,047
BBCMS Mortgage Trust
4.44%, 09/15/55	USD18	17,750
4.50%, 07/15/58(a)	USD18	15,152
5.30%, 12/15/58	USD10	10,312
5.42%, 02/15/57	USD47	49,032
5.53%, 11/15/57	USD13	13,639
5.59%, 07/15/58(b)	USD89	93,805
5.83%, 05/15/57	USD27	28,369
5.84%, 07/15/58(b)	USD27	28,073
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD100	95,505
BCAP LLC Trust, 4.06%, 05/26/46, (12-mo. MTA + 0.94%)(a)(b)	USD100	82,580
Bear Stearns Asset Backed Securities I Trust
4.14%, 03/25/36, (1-mo. CME Term SOFR +0.46%)(b)	USD13	3,392
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.35%, 04/25/36, (1-mo. CME Term SOFR +0.67%)(b)	USD117	$116,639
Bear Stearns Mortgage Funding Trust, 4.13%, 03/25/37, (1-mo. CME Term SOFR +0.45%)(b)	USD71	65,538
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53	USD56	49,675
BFLD Commercial Mortgage Trust
4.67%, 10/10/42(a)(b)	USD100	100,362
5.17%, 11/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD20	20,044
5.18%, 11/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD349	350,200
7.32%, 11/15/41, (1-mo. CME Term SOFR +3.64%)(a)(b)	USD13	13,089
BFLD Mortgage Trust
5.17%, 07/15/39, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD371	371,031
5.57%, 07/15/41, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD16	16,070
BFLD Trust, 5.23%, 06/15/42, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD218	218,136
BHMS Commercial Mortgage Trust, 5.53%, 08/15/42, (1-mo. CME Term SOFR +1.85%)(a)(b)	USD315	316,969
BMP Trust
6.07%, 06/15/41, (1-mo. CME Term SOFR +2.39%)(a)(b)	USD285	285,891
7.07%, 06/15/41, (1-mo. CME Term SOFR +3.39%)(a)(b)	USD11	11,055
BOCA Commercial Mortgage Trust, 5.28%, 12/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD180	181,125
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD110	110,795
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD100	103,656
BRAVO Residential Funding Trust
5.46%, 07/25/65(a)(b)	USD181	182,275
5.68%, 11/25/64(a)(c)	USD123	124,575
7.97%, 09/25/63(a)(b)	USD100	100,997
BRCK Trust
4.96%, 12/10/42(a)(b)	USD105	105,406
7.51%, 12/10/42(a)(b)	USD168	172,379
8.40%, 12/10/42(a)(b)	USD100	103,345
BRES Commercial Mortgage Trust, 5.17%, 11/15/42, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD137	137,555
BSTN Commercial Mortgage Trust, 6.44%, 06/15/44(a)(b)	USD100	104,196
BWAY Mortgage Trust, 6.52%, 05/05/42(a)(b)	USD18	18,560
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD100	93,296
4.18%, 11/15/41(a)(b)	CAD8	5,646
5.06%, 08/15/42, (1-mo. CME Term SOFR +1.38%)(a)(b)	USD103	102,665
5.07%, 03/15/41, (1-mo. CME Term SOFR +1.39%)(a)(b)	USD221	221,419
5.08%, 11/15/42, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD256	256,890
5.12%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD694	694,604

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.12%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD328	$328,028
5.12%, 04/15/40, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD263	263,419
5.17%, 10/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD96	96,038
5.22%, 05/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD197	197,525
5.32%, 12/15/39, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD226	226,986
5.32%, 05/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD250	250,341
5.37%, 08/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD390	391,117
5.44%, 12/09/40, (1-mo. CME Term SOFR +1.76%)(a)(b)	USD224	224,012
6.37%, 03/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD71	71,512
6.56%, 10/15/41, (1-mo. CME Term SOFR +2.88%)(a)(b)	USD51	51,128
6.82%, 06/15/27, (1-mo. CME Term SOFR +3.14%)(a)(b)	USD100	100,124
7.08%, 11/15/42, (1-mo. CME Term SOFR + 3.40%)(a)(b)	USD96	96,393
7.18%, 08/15/42, (1-mo. CME Term SOFR + 3.50%)(a)(b)	USD192	191,206
7.60%, 10/15/41, (1-mo. CME Term SOFR +3.93%)(a)(b)	USD176	176,880
7.87%, 02/15/39, (1-mo. CME Term SOFR +4.19%)(a)(b)	USD93	93,360
BX Trust
4.60%, 02/15/36, (1-mo. CME Term SOFR +0.91%)(a)(b)	USD200	199,875
5.03%, 10/15/42, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD88	88,299
5.03%, 12/13/42(a)(b)	USD230	233,906
5.12%, 04/15/41, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD721	722,112
5.12%, 03/15/42, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD281	281,351
5.17%, 06/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD349	349,436
5.18%, 06/15/40, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD250	250,740
5.22%, 06/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD173	173,185
5.38%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD350	351,638
5.77%, 03/15/41, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD10	9,997
5.82%, 06/15/41, (1-mo. CME Term SOFR +2.14%)(a)(b)	USD100	100,000
6.32%, 06/15/37, (1-mo. CME Term SOFR +2.64%)(a)(b)	USD304	304,202
6.37%, 04/15/41, (1-mo. CME Term SOFR +2.69%)(a)(b)	USD72	72,783
6.57%, 06/15/41, (1-mo. CME Term SOFR +2.89%)(a)(b)	USD20	20,000
6.62%, 03/15/30, (1-mo. CME Term SOFR +2.94%)(a)(b)	USD95	94,149
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.98%, 06/15/35, (1-mo. CME Term SOFR +3.3%)(a)(b)	USD137	$137,036
7.37%, 04/15/41, (1-mo. CME Term SOFR +3.69%)(a)(b)	USD72	72,346
7.62%, 06/15/41, (1-mo. CME Term SOFR +3.94%)(a)(b)	USD30	30,034
8.12%, 03/15/41, (1-mo. CME Term SOFR +4.44%)(a)(b)	USD34	34,120
9.07%, 03/15/41, (1-mo. CME Term SOFR +5.39%)(a)(b)	USD16	16,100
CFK Trust, 2.79%, 03/15/39(a)	USD100	93,247
CFMT LLC, 4.00%, 10/25/54(a)(c)	USD107	106,085
Chase Mortgage Finance Trust
5.58%, 02/25/37(b)	USD99	98,008
6.00%, 07/25/37	USD121	50,916
CHI Commercial Mortgage Trust
5.10%, 12/13/40(a)(b)	USD100	100,952
6.63%, 12/13/40(a)(b)	USD100	101,322
CHL Mortgage Pass-Through Trust
6.00%, 12/25/36	USD7	3,219
6.00%, 02/25/37	USD798	278,816
CIM Trust
5.66%, 10/25/69(a)(c)	USD109	110,597
6.44%, 10/25/69(a)(b)	USD150	152,238
6.77%, 12/25/67(a)(b)	USD115	115,082
7.04%, 04/25/58(a)(b)	USD100	100,578
CIP Commercial Mortgage Trust
5.08%, 10/15/37, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD332	332,415
7.43%, 10/15/37, (1-mo. CME Term SOFR +3.75%)(a)(b)	USD123	123,307
COLT Mortgage Loan Trust
1.73%, 11/26/66(a)(b)	USD80	73,681
4.22%, 02/25/67(a)(b)	USD100	85,006
4.98%, 01/26/71(a)(b)	USD584	587,403
5.05%, 11/25/70(a)(b)	USD151	152,147
5.47%, 06/25/70(a)(c)	USD96	96,804
5.48%, 08/25/70(a)(c)	USD94	95,272
6.46%, 02/25/71(a)(b)	USD212	211,344
7.10%, 08/25/70(a)(b)	USD100	101,615
7.81%, 09/25/68(a)(b)	USD193	194,839
7.92%, 07/25/68(a)(b)	USD262	264,295
Commission Mortgage Trust
5.50%, 08/10/40(a)	USD24	24,003
5.52%, 06/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD41	40,987
5.55%, 08/10/41(a)(b)	USD17	17,054
6.27%, 06/15/41, (1-mo. CME Term SOFR +2.59%)(a)(b)	USD11	10,993
8.20%, 08/10/40(a)(b)	USD20	19,944
9.16%, 08/10/40(a)(b)	USD16	15,956
CONE Trust
5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD30	30,000
7.57%, 08/15/41, (1-mo. CME Term SOFR +3.89%)(a)(b)	USD45	44,967
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD94	33,452
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD143	144,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Cross Mortgage Trust
4.97%, 01/25/71(a)(b)	USD242	$242,159
5.60%, 06/25/70(a)(b)	USD90	91,043
5.74%, 02/25/70(a)(b)	USD574	581,462
6.48%, 02/25/70(a)(b)	USD350	354,795
CSMC Trust
4.95%, 11/15/38, (1-mo. CME Term SOFR +1.26%)(a)(b)	USD80	79,459
6.45%, 04/25/65(a)(b)	USD454	459,697
9.44%, 12/25/67(a)(b)	USD75	74,805
CSTL Commercial Mortgage Trust
4.76%, 11/10/41(a)(b)	USD40	40,284
5.63%, 11/10/42(a)(b)	USD100	100,264
DBC Mortgage Trust
5.03%, 11/15/42, (1-mo. CME Term SOFR +1.35%)(a)(b)	USD1,637	1,640,069
5.73%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD100	100,125
DBGS, 5.56%, 08/15/34, (1-mo. CME Term SOFR +1.88%)(a)(b)	USD250	250,000
DC Trust, 5.73%, 04/13/40(a)(b)	USD10	10,132
Deephaven Residential Mortgage Trust
4.80%, 12/25/70(a)(b)	USD564	563,769
5.09%, 11/25/60(a)(b)	USD140	141,266
5.74%, 07/25/69(a)(c)	USD70	70,418
6.57%, 12/25/70(a)(b)	USD172	172,145
Deutsche Alt-A Securities Mortgage Loan Trust Series, 4.25%, 08/25/47, (1-mo. CME Term SOFR + 0.51%)(b)	USD982	963,860
DGWD Trust, 5.28%, 08/15/35, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD905	908,720
DK Trust
5.18%, 03/15/34, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD20	20,050
5.27%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD544	545,020
6.57%, 08/15/37, (1-mo. CME Term SOFR +2.89%)(a)(b)	USD15	15,047
7.68%, 03/15/34, (1-mo. CME Term SOFR + 4.00%)(a)(b)	USD58	58,285
Durst Commercial Mortgage Trust
5.32%, 08/10/42(a)(b)	USD120	122,594
7.02%, 08/10/42(a)(b)	USD100	102,997
EFMT
4.77%, 02/25/71(a)	USD805	804,698
4.96%, 02/25/71(a)	USD234	233,763
5.00%, 12/25/70(a)	USD445	447,028
5.03%, 11/25/70(a)(b)	USD97	97,755
5.44%, 07/25/70(a)(c)	USD368	372,771
5.49%, 08/25/70(a)(c)	USD181	183,391
5.63%, 03/25/70(a)(c)	USD162	163,631
5.71%, 11/25/69(a)(c)	USD106	107,172
6.54%, 02/25/71(a)	USD100	99,999
6.59%, 01/25/70(a)(b)	USD350	356,272
Ellington Financial Mortgage Trust, 1.40%, 09/25/66(a)(b)	USD1,205	1,014,503
ELM Trust
5.99%, 06/10/39(a)(b)	USD11	11,049
5.99%, 06/10/39(a)(b)	USD11	11,062
8.05%, 06/10/39(a)(b)	USD29	29,096
EQT Trust, 5.33%, 07/05/41(a)(b)	USD71	72,499
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Extended Stay America Trust, 4.98%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD100	$100,437
Fannie Mae REMICS
4.75%, 01/25/54, (30-day Avg SOFR + 1.05%)(b)	USD154	154,909
4.80%, 08/25/53, (30-day Avg SOFR + 1.10%)(b)	USD150	150,905
4.80%, 09/25/54, (30-day Avg SOFR + 1.10%)(b)	USD112	112,571
5.05%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD137	138,780
5.05%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD389	393,593
5.05%, 03/25/55, (30-day Avg SOFR + 1.35%)(b)	USD59	59,210
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD158	160,025
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD94	94,876
5.10%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD70	70,883
5.15%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD172	174,323
5.30%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD233	236,015
Fashion Show Mall LLC, 5.27%, 10/10/41(a)(b)	USD19	19,720
Federal Home Loan Mortgage Corp.
5.00%, 12/25/54, (30-day Avg SOFR + 1.30%)(b)	USD3,300	3,333,214
5.05%, 10/25/54, (30-day Avg SOFR + 1.35%)(b)	USD100	101,449
5.05%, 02/25/55, (30-day Avg SOFR + 1.35%)(b)	USD67	67,967
5.05%, 09/25/55, (30-day Avg SOFR + 1.35%)(b)	USD91	91,856
5.10%, 02/25/54, (30-day Avg SOFR + 1.40%)(b)	USD80	80,943
5.10%, 11/25/54, (30-day Avg SOFR + 1.40%)(b)	USD667	674,803
5.10%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD630	636,765
5.10%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD77	78,089
5.10%, 02/25/55, (30-day Avg SOFR + 1.40%)(b)	USD802	810,648
5.10%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD951	960,337
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD106	107,808
5.30%, 02/25/55, (30-day Avg SOFR + 1.60%)(b)	USD107	108,988
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.30%, 11/25/32(b)	USD8	7,834
Federal Home Loan Mortgage Corp. REMICS
4.80%, 11/25/54, (30-day Avg SOFR + 1.10%)(b)	USD162	162,665
5.05%, 01/25/55, (30-day Avg SOFR + 1.35%)(b)	USD395	399,429
5.05%, 08/25/55, (30-day Avg SOFR + 1.35%)(b)	USD163	165,439

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.20%, 12/25/54, (30-day Avg SOFR + 1.50%)(b)	USD130	$132,160
Federal National Mortgage Association REMICS, 5.00%, 03/25/55, (30-day Avg SOFR + 1.30%)(b)	USD79	79,768
First Horizon Alternative Mortgage Securities Trust
4.77%, 02/25/36(b)	USD11	6,373
4.79%, 01/25/37(b)	USD107	82,647
Fontainebleau Miami Beach Mortgage Trust, 5.13%, 12/15/39, (1-mo. CME Term SOFR +1.45%)(a)(b)	USD385	385,962
FREMF Mortgage Trust, 4.23%, 08/25/50(a)(b)	USD95	93,445
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD137	134,925
GCAT Trust
0.00%, 06/25/70(a)(c)	USD90	91,026
2.89%, 12/27/66(a)(b)	USD151	141,451
3.91%, 02/25/67(a)(b)	USD180	138,431
4.25%, 05/25/67(a)(b)	USD286	276,650
GGP Trust, 4.67%, 03/05/43(a)	USD51	51,000
Government National Mortgage Association
2.25%, 04/16/65	USD10	7,644
3.25%, 09/16/63(b)	USD5	4,283
4.75%, 09/16/54	USD20	19,787
4.75%, 08/16/56	USD57	56,395
4.75%, 07/16/66	USD60	58,643
4.95%, 01/20/55, (30-day Avg SOFR + 1.25%)(b)	USD67	67,118
5.00%, 10/16/56	USD61	60,987
5.00%, 06/16/58	USD139	139,118
5.00%, 05/16/65	USD133	133,284
GS Mortgage Securities Corp. Trust
5.77%, 03/15/28, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD100	100,500
6.33%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD681	682,708
7.43%, 09/10/38(a)(b)	USD10	10,036
7.72%, 08/10/41(a)(b)	USD43	42,892
GS Mortgage-Backed Securities Trust
4.87%, 03/25/66(a)(b)	USD283	282,687
6.63%, 03/25/66(a)(b)	USD279	279,408
7.61%, 03/25/66(a)(b)	USD531	529,949
GSMPS Mortgage Loan Trust, 4.19%, 06/25/34, (1-mo. CME Term SOFR +0.51%)(a)(b)	USD281	254,211
GWT Trust, 5.37%, 05/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD61	61,248
HarborView Mortgage Loan Trust, 4.43%, 03/19/35, (1-mo. CME Term SOFR + 0.75%)(b)	USD15	7,170
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD419	428,165
HIH Trust
5.52%, 10/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD10	9,777
6.52%, 10/15/41, (1-mo. CME Term SOFR +2.84%)(a)(b)	USD98	97,835
7.32%, 10/15/41, (1-mo. CME Term SOFR +3.64%)(a)(b)	USD10	9,796
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HILT Commercial Mortgage Trust, 5.22%, 05/15/37, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD100	$100,187
HLTN Commercial Mortgage Trust, 5.32%, 06/15/41, (1-mo. CME Term SOFR +1.64%)(a)(b)	USD263	263,493
HOMES Trust
5.03%, 09/25/70(a)(b)	USD111	111,980
5.43%, 02/25/70(a)(c)	USD86	86,959
6.39%, 01/25/60(a)(b)	USD200	202,859
6.52%, 01/25/70(a)(b)	USD100	101,665
HONO Mortgage Trust, 4.95%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD127	125,861
HTL Commercial Mortgage Trust, 8.20%, 05/10/39(a)(b)	USD100	102,296
Hudson Yards Mortgage Trust, 2.84%, 08/10/38(a)	USD175	173,426
ILPT Commercial Mortgage Trust, 5.29%, 07/13/42(a)(b)	USD224	229,060
Impac Secured Assets Trust, 4.13%, 11/25/36, (1-mo. CME Term SOFR +0.45%)(b)	USD25	22,896
IndyMac INDX Mortgage Loan Trust, 4.67%, 01/25/36(b)	USD128	127,231
INT Commercial Mortgage Trust, 5.04%, 11/05/37(a)(b)	USD100	101,058
INV Mortgage Trust, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD168	166,635
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD130	132,458
JP Morgan Alternative Loan Trust, 4.89%, 03/25/36(b)	USD204	151,870
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD130	128,805
5.17%, 11/09/39(a)(b)	USD720	726,251
5.37%, 03/15/40, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD24	23,941
6.48%, 11/09/39(a)(b)	USD10	10,022
7.25%, 11/09/39(a)(b)	USD39	39,049
8.22%, 11/09/39(a)(b)	USD34	34,001
JP Morgan Mortgage Trust
4.88%, 05/25/65(a)(b)	USD340	341,568
4.93%, 06/25/66(a)	USD899	898,974
5.02%, 05/25/65(a)	USD267	267,714
6.41%, 08/25/55(a)(b)	USD253	257,038
7.25%, 12/25/55(a)(b)	USD83	84,875
JP Morgan Resecuritization Trust, 0.00% 05/27/36(a)(b)	USD297	49,889
JW Commercial Mortgage Trust
5.30%, 06/15/39, (1-mo. CME Term SOFR +1.62%)(a)(b)	USD113	113,282
6.87%, 06/15/39, (1-mo. CME Term SOFR +3.19%)(a)(b)	USD110	110,275
JW Trust, 5.27%, 11/15/39, (1-mo. CME Term SOFR +1.59%)(a)(b)	USD200	200,500
KSL Commercial Mortgage Trust
5.22%, 12/15/39, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD316	315,545
5.64%, 06/15/42	USD14	14,068
8.45%, 06/05/42	USD160	160,538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
LBA Trust
5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD14	$14,222
6.32%, 10/15/41, (1-mo. CME Term SOFR +2.64%)(a)(b)	USD16	16,375
LEX Mortgage Trust, 4.87%, 10/13/33(a)(b)	USD289	290,805
LQR Trust
5.28%, 01/15/43, (1-mo. CME Term SOFR + 1.60%)(b)	USD29	28,987
7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)	USD88	87,999
MAC Trust, 5.38%, 10/15/40, (1-mo. CME Term SOFR +1.70%)(a)(b)	USD785	787,932
MAD Commercial Mortgage Trust, 4.91%, 10/15/42(a)(b)	USD100	100,604
MAIN Trust
5.37%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD500	500,000
5.67%, 01/15/41, (1-mo. CME Term SOFR + 2.00%)(a)(b)	USD500	500,000
6.12%, 01/15/41, (1-mo. CME Term SOFR + 2.45%)(a)(b)	USD110	110,000
6.82%, 01/15/41, (1-mo. CME Term SOFR + 3.15%)(a)(b)	USD250	250,000
8.00%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD250	250,000
8.92%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD250	250,000
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD226	153,965
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD71	530
5.92%, 06/12/39(a)	USD25	25,309
6.79%, 02/15/37, (1-mo. CME Term SOFR +3.11%)(a)(b)	USD81	80,594
7.40%, 06/12/39(a)	USD30	30,338
8.73%, 06/12/39(a)	USD16	16,205
MFA Trust
5.26%, 08/25/70(a)(c)	USD158	159,263
7.09%, 02/25/29(a)(c)	USD120	120,316
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD83	81,878
4.06%, 12/15/50(b)	USD281	273,780
5.23%, 11/15/34, (1-mo. CME Term SOFR +1.55%)(a)(b)	USD100	98,500
5.24%, 12/15/38, (1-mo. CME Term SOFR +1.56%)(a)(b)	USD10	9,550
Morgan Stanley Resecuritization Trust, 3.97%, 04/26/47, (1-mo. CME Term SOFR +0.37%)(a)(b)	USD100	77,087
Morgan Stanley Residential Mortgage Loan Trust
4.93%, 01/25/71(a)	USD757	756,978
5.44%, 07/25/70(a)(b)	USD491	496,062
5.74%, 11/25/69(a)(b)	USD82	82,553
6.50%, 11/25/69(a)(b)	USD100	101,529
7.11%, 07/25/70(a)(b)	USD200	203,355
MTN Commercial Mortgage Trust, 5.09%, 03/15/39, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD100	100,000
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
NCMF Trust
4.88%, 06/10/33(a)(b)	USD70	$70,373
7.53%, 06/10/33(a)(b)	USD236	239,774
8.44%, 06/10/33(a)(b)	USD125	127,078
New Residential Mortgage Loan Trust
4.82%, 11/25/65(a)(b)	USD275	274,687
5.01%, 10/26/65(a)(b)	USD995	998,210
5.11%, 08/25/65(a)(b)	USD94	94,523
5.35%, 07/25/65(a)(b)	USD90	91,286
5.64%, 01/25/65(a)(c)	USD125	127,043
7.02%, 07/25/65(a)(b)	USD105	104,205
7.03%, 05/25/65(a)(b)	USD107	109,126
NRTH Commercial Mortgage Trust, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD900	902,812
NRZT, 5.09%, 10/25/65(a)(b)	USD127	127,770
NYC Commercial Mortgage Trust
4.67%, 11/05/38(a)(b)	USD100	100,489
4.89%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD160	160,100
5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,353	1,363,499
7.39%, 07/13/42(a)(b)	USD53	54,358
NYC Trust, 4.79%, 01/10/36(a)(b)	USD280	281,015
NYCT Trust 2024-3ELV, 6.52%, 08/15/29, (1-mo. CME Term SOFR +2.84%)(a)(b)	USD110	110,137
NYMT Loan Trust
4.77%, 02/25/61(a)(b)	USD421	420,996
4.95%, 02/25/61(a)	USD166	165,995
5.38%, 06/25/69(a)(b)	USD83	83,543
6.47%, 02/25/61(a)(b)	USD200	199,998
OBX Trust, 5.65%, 12/01/64(a)(c)	USD80	81,108
One New York Plaza Trust, 4.75%, 01/15/36, (1-mo. CME Term SOFR +1.06%)(a)(b)	USD40	38,800
PGA Trust, 5.57%, 06/15/39, (1-mo. CME Term SOFR +1.89%)(a)(b)	USD107	107,033
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD102	101,745
PRM5 Trust, 5.81%, 03/10/33(a)(b)	USD69	69,202
PRPM Trust
4.99%, 12/25/70(a)(b)	USD811	813,031
5.18%, 10/25/70(a)	USD103	103,781
5.21%, 01/25/56(a)	USD750	751,805
5.50%, 01/25/56(a)	USD709	680,263
5.80%, 11/25/69(a)(c)	USD167	168,453
6.65%, 11/25/69(a)(b)	USD172	175,041
Rain City Mortgage Trust, 6.53%, 09/25/29(a)(b)	USD100	101,310
RALI Series Trust, 4.15%, 12/25/36, (1-mo. CME Term SOFR +0.47%)(b)	USD174	156,545
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD100	99,386
RFMSI Series Trust, 5.73%, 10/25/37(b)	USD53	31,954
RFMSI Trust, 5.43%, 11/25/36(b)	USD7	5,581
SAIF Securitization Trust, 5.97%, 07/25/54(a)(c)	USD60	60,117
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD126	126,027
7.76%, 04/25/30(a)(c)	USD100	100,624
Santander Mortgage Asset Receivable Trust
4.95%, 11/25/65(a)(b)	USD150	150,392
5.14%, 11/25/65(a)(b)	USD96	96,990
7.23%, 05/25/65(a)(b)	USD210	212,479

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust, 4.93%, 08/15/42, (1-mo. CME Term SOFR +1.25%)(a)(b)	USD120	$120,300
SCG Mortgage Trust, 5.42%, 04/15/41, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD242	242,000
SDAL Trust, 6.12%, 04/15/42, (1-mo. CME Term SOFR +2.44%)(a)(b)	USD100	100,571
SELF Commercial Mortgage Trust
5.22%, 11/15/34, (1-mo. CME Term SOFR +1.54%)(a)(b)	USD13	12,563
7.87%, 11/15/34, (1-mo. CME Term SOFR +4.19%)(a)(b)	USD70	70,175
SG Residential Mortgage Trust
5.10%, 12/25/65(a)(b)	USD1,588	1,595,385
5.23%, 12/25/65(a)	USD850	856,232
Shops at Crystals Trust, 3.73%, 07/05/36(a)(b)	USD206	205,110
SHR Trust, 5.63%, 10/15/41, (1-mo. CME Term SOFR +1.95%)(a)(b)	USD100	100,437
SLG Commercial Mortgage Trust, 4.93%, 02/15/39(a)(b)	USD284	285,037
SLG Office Trust, 2.59%, 07/15/41(a)	USD425	381,186
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD77	76,042
SV Vanir Logistics Finance Sarl, 0.00% 07/23/37, (3-mo. EURIBOR + 1.90%)(b)(d)	EUR100	118,594
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(c)	USD100	100,742
TRK Trust, 4.10%, 11/25/56(a)(b)	USD137	115,151
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	69,156
University Trust, 5.33%, 11/15/42, (1-mo. CME Term SOFR + 1.65%)(a)(b)	USD393	393,489
VCC Trust, 8.16%, 05/25/55(a)(c)	USD73	72,672
VEGAS
6.22%, 07/10/36(a)(b)	USD71	71,841
6.22%, 07/10/36(a)(b)	USD40	40,905
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD123	114,436
5.67%, 04/25/55(a)(b)	USD321	324,680
5.74%, 04/25/52(a)(b)	USD632	576,676
5.87%, 06/25/55(a)(b)	USD250	253,147
6.55%, 01/25/54(a)(b)	USD60	61,709
6.70%, 12/25/55(a)(b)	USD99	99,231
9.67%, 12/25/54(a)(b)	USD99	100,615
Verus Securitization Trust
2.82%, 11/25/66(a)(b)	USD73	68,612
4.83%, 10/25/67(a)(b)	USD252	252,438
4.94%, 10/25/67(a)	USD761	760,978
5.02%, 01/25/71(a)	USD100	100,391
5.11%, 12/25/70(a)	USD1,012	1,019,064
5.42%, 07/25/70(a)(c)	USD592	598,533
5.43%, 06/25/70(a)(c)	USD100	101,486
6.40%, 05/25/65(a)(b)	USD100	99,901
6.50%, 09/25/69(a)(b)	USD100	100,931
6.56%, 12/25/70(a)(b)	USD129	129,496
7.06%, 06/25/70(a)(b)	USD100	101,631
7.71%, 03/25/68(a)(b)	USD200	200,192
8.07%, 12/25/68(a)(b)	USD100	101,505
Visio Trust, 6.00%, 08/25/57(a)(b)	USD100	99,586
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD100	97,314
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 4.47%, 06/25/47, (12-mo. MTA + 0.80%)(b)	USD102	$86,535
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.13%, 12/25/36, (1-mo. CME Term SOFR +0.45%)(b)	USD207	173,804
4.39%, 12/25/46, (12-mo. MTA + 0.72%)(b)	USD117	97,042
WCORE Commercial Mortgage Trust, 5.17%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD800	801,250
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)	USD153	1,274
3.75%, 03/15/59	USD150	149,696
6.22%, 07/15/43(a)	USD219	225,092
6.43%, 07/15/43(a)	USD12	12,084
7.08%, 07/15/43(a)	USD17	17,088
WEST Trust, 5.28%, 04/10/35(a)(b)	USD108	109,614
WHARF Commercial Mortgage Trust, 7.98%, 07/15/40(a)(b)	USD100	101,881
		84,551,118
Total Collateralized Mortgage Obligations — 15.9% (Cost: $84,772,053)		85,273,802
Convertible Bonds
Health Care - Services — 0.1%
Clariane SE, 0.88%, 03/06/27(d)	EUR157	176,184
Media — 0.0%
AMC Networks, Inc., 4.25%, 02/15/29	USD9	8,325
Oil & Gas Services — 0.0%
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	USD87	107,053
Total Convertible Bonds — 0.1% (Cost: $292,505)		291,562
Corporate Bonds & Notes
Advertising — 0.1%
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)	USD100	105,729
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	USD25	24,402
Summer BC Holdco B Sarl, 6.31%, 02/15/30, (3-mo. EURIBOR + 4.25%)(b)(d)	EUR100	111,347
WPP Finance 2013, 3.63%, 06/09/31(d)	EUR390	457,442
		698,920
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.25%, 06/15/26	USD178	176,753
3.75%, 02/01/50	USD176	128,895
5.81%, 05/01/50	USD177	174,815
7.01%, 05/01/64	USD146	166,712
Bombardier, Inc., 7.25%, 07/01/31(a)	USD16	16,987
Czechoslovak Group A/S, 5.25%, 01/10/31(d)	EUR100	123,721
Embraer Netherlands Finance BV, 5.98%, 02/11/35	USD15	15,881
L3Harris Technologies, Inc., 4.85%, 04/27/35	USD20	19,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
3.80%, 03/01/45	USD100	$80,555
4.45%, 05/15/28	USD237	240,032
Northrop Grumman Corp.
4.03%, 10/15/47	USD35	28,288
4.60%, 02/01/29	USD195	198,229
RTX Corp.
1.90%, 09/01/31	USD103	90,712
3.13%, 05/04/27	USD105	104,003
3.13%, 07/01/50	USD100	67,518
4.50%, 06/01/42	USD100	90,554
Spirit AeroSystems, Inc., 4.60%, 06/15/28	USD100	100,647
TransDigm, Inc.
4.63%, 01/15/29	USD23	22,861
6.63%, 03/01/32(a)	USD25	25,849
6.75%, 08/15/28(a)	USD150	152,524
		2,025,482
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 02/04/41	USD254	195,680
4.25%, 08/09/42	USD19	15,879
5.25%, 08/06/35	USD75	75,696
6.20%, 02/14/59	USD13	12,974
BAT Capital Corp.
4.54%, 08/15/47	USD252	209,290
4.63%, 03/22/33	USD120	118,901
4.76%, 09/06/49	USD196	165,881
5.65%, 03/16/52	USD144	136,387
6.25%, 08/15/55	USD100	103,021
7.08%, 08/02/43	USD127	142,571
7.08%, 08/02/53	USD69	78,062
Philip Morris International, Inc.
5.50%, 09/07/30	USD100	104,983
5.63%, 09/07/33	USD192	203,157
Reynolds American, Inc.
5.85%, 08/15/45	USD39	38,396
7.00%, 08/04/41	USD10	10,818
		1,611,696
Airlines — 0.1%
Air France-KLM, Series ., 5.75%, (5-year EURIBOR ICE Swap + 3.58%)(b)(d)(f)	EUR100	121,478
Allegiant Travel Co., 7.25%, 08/15/27(a)	USD8	8,091
American Airlines 2025-1 Class B Pass Through Trust, Series B, 5.65%, 05/11/36	USD9	9,053
American Airlines, Inc., 7.25%, 02/15/28(a)	USD100	101,807
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD23	23,239
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(b)(d)	EUR100	122,309
JetBlue Airways Corp., 9.88%, 09/20/31(a)	USD100	100,437
United Airlines, Inc., 4.63%, 04/15/29(a)	USD22	21,980
		508,394
Apparel — 0.1%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(d)	EUR100	121,368
VF Corp., 0.63%, 02/25/32	EUR200	189,432
		310,800
Auto Manufacturers — 0.6%
American Honda Finance Corp., 4.55%, 03/03/28	USD136	137,510
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co., 4.75%, 01/15/43	USD247	$198,126
Ford Motor Credit Co. LLC
4.97%, 04/06/29	USD250	251,339
5.92%, 03/20/28	USD402	412,119
General Motors Co.
5.95%, 04/01/49	USD216	210,419
6.25%, 10/02/43	USD100	102,014
General Motors Financial Co., Inc.
2.40%, 04/10/28	USD133	128,338
2.70%, 06/10/31	USD100	90,945
5.80%, 01/07/29	USD100	104,273
5.90%, 01/07/35	USD25	26,035
5.95%, 04/04/34	USD43	45,127
6.40%, 01/09/33	USD100	107,815
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/28(a)	USD31	31,106
7.05%, 09/15/28(a)	USD100	103,688
Nissan Motor Co. Ltd., 6.38%, 07/17/33(d)	EUR300	368,080
PACCAR Financial Corp., Series R, 4.00%, 11/07/28	USD300	301,676
RCI Banque SA, 6.13%, , (5-year EURIBOR ICE Swap + 3.83%)(b)(d)(f)	EUR200	243,092
Toyota Motor Credit Corp.
1.65%, 01/10/31	USD10	8,856
Series B, 5.00%, 03/19/27	USD224	227,118
Volkswagen International Finance NV
4.38%, (9-year EUR Swap + 3.36%)(b)(d)(f)	EUR100	118,056
Series ., 5.99%, (8-year EURIBOR ICE Swap + 3.12%)(b)(d)(f)	EUR100	125,499
		3,341,231
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)	USD50	51,917
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	USD26	25,367
7.75%, 10/15/33(a)	USD100	102,873
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(d)	EUR100	120,431
6.75%, 02/15/30(a)	USD50	52,306
6.75%, 09/15/32(a)	USD100	103,503
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	USD12	11,752
IHO Verwaltungs GmbH, 8.00%, 11/15/32, (8 % Cash)(a)(g)	USD200	213,144
Mahle GmbH, 6.50%, 05/02/31(d)	EUR100	123,616
Tenneco, Inc., 8.00%, 11/17/28(a)	USD25	25,149
ZF Europe Finance BV
6.13%, 03/13/29(d)	EUR100	123,676
7.00%, 06/12/30(d)	EUR200	252,696
		1,206,430
Banks — 3.9%
AIB Group PLC, 6.00%, (5-year EURIBOR ICE Swap + 3.70%)(b)(d)(f)	EUR200	245,435
Banco Santander SA, 4.25%, 04/11/27	USD400	400,822
Bank of America Corp.
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	USD100	87,762
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	USD100	93,224
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	USD136	122,703
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	USD61	38,694

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	USD106	$101,079
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	USD339	310,038
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	USD342	267,720
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	USD103	101,878
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	USD192	190,842
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	USD254	202,927
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	USD100	100,458
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	USD164	163,242
4.88%, 04/01/44	USD66	62,502
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)(h)	USD76	78,620
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	USD100	103,688
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	USD200	206,793
Bank of New York Mellon Corp.(The)
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	USD112	112,122
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	USD100	103,400
Bank of Nova Scotia (The), 4.81%, 02/02/34, (1-day SOFR + 1.04%)(b)	USD147	147,158
Barclays PLC
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	USD574	522,719
5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	USD239	250,646
BNP Paribas SA
3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(b)(d)	EUR500	595,912
4.92%, 01/15/34, (1-day SOFR + 1.29%)(a)(b)	USD250	248,737
Citigroup, Inc.
0.00%, 12/11/30(b)(e)	USD375	373,909
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	USD11	10,305
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	USD206	196,330
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	USD392	358,931
4.11%, 04/29/36, (3-mo. EURIBOR + 1.58%)(b)	EUR200	242,679
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD56	56,463
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD50	50,384
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	USD54	54,781
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD25	25,512
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	USD16	16,068
8.13%, 07/15/39	USD500	635,807
Citizens Financial Group, Inc., 5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	USD23	23,109
Deutsche Bank AG, Series ., 7.13%, , (5-year EURIBOR ICE Swap + 4.60%)(b)(d)(f)	EUR200	253,492
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	USD150	137,671
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD150	153,179
Fifth Third Bancorp, 5.14%, 01/29/37, (1-day SOFR + 1.24%)(b)	USD52	51,643
First Citizens BancShares, Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	USD49	49,842
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD10	11,024
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD30	29,554
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	USD372	330,175
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	USD45	40,984
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	USD262	262,621
Security	Par (000)	Value
Banks (continued)
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	USD327	$329,041
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	USD512	511,807
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD419	423,522
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD117	119,827
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	USD170	169,271
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	USD88	89,920
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	USD470	447,843
6.50%, 09/15/37	USD468	513,155
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	USD93	82,711
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	USD463	442,765
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	USD625	630,778
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	USD566	580,952
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	USD718	740,827
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	USD353	362,367
KeyBank N.A., 5.00%, 01/26/33	USD250	251,485
KeyCorp, 5.31%, 01/28/37, (1-day SOFR + 1.36%)(b)	USD38	38,043
Lloyds Banking Group PLC, 5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	USD223	227,044
Mitsubishi UFJ Financial Group, Inc.
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	USD216	216,233
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	USD200	208,915
Morgan Stanley
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	USD106	96,615
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR120	140,970
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	USD239	237,686
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR100	121,466
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	USD16	16,470
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	USD677	696,982
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	USD786	806,440
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	USD261	271,786
7.25%, 04/01/32	USD11	12,620
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	USD260	259,802
PNC Financial Services Group, Inc.(The)
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	USD90	89,916
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	USD39	40,578
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	USD82	88,277
Royal Bank of Canada
4.24%, 08/03/27	USD235	236,562
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	USD62	62,794
State Street Corp., 4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	USD244	245,981
Sumitomo Mitsui Financial Group, Inc.
5.24%, 04/15/30	USD365	377,672
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	USD200	199,830
Texas Capital Bancshares, Inc., 4.00%, 05/06/31, (5-year CMT + 3.15%)(b)	USD32	31,772
Toronto-Dominion Bank (The), 4.86%, 01/31/28	USD100	101,712
Truist Financial Corp.
4.60%, 01/27/32, (1-day SOFR + 0.96%)(b)	USD101	101,257
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD169	174,903
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
1.38%, 07/22/30	USD171	$151,395
4.48%, 01/26/32, (1-day SOFR + 0.86%)(b)	USD147	147,321
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	USD119	119,962
United Overseas Bank Ltd., 3.00%, (b)(d)(f)	SGD250	196,182
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	USD100	77,170
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	USD77	71,797
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	USD231	229,751
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(b)(d)	EUR200	244,063
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	USD101	100,912
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	USD44	37,705
4.75%, 12/07/46	USD100	87,742
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	USD143	141,436
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	USD167	172,538
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	USD248	256,482
5.95%, 12/01/86	USD142	149,446
		21,206,083
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	USD164	161,731
4.90%, 02/01/46	USD599	552,735
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	USD84	77,543
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	USD100	99,595
Coca-Cola Co.(The)
2.50%, 06/01/40	USD600	445,630
2.75%, 06/01/60	USD400	233,554
Constellation Brands, Inc., 3.60%, 02/15/28	USD100	99,229
Heineken NV, 3.51%, 05/03/34(d)	EUR110	130,036
Keurig Dr Pepper, Inc., 4.35%, 05/15/28	USD100	100,436
PepsiCo, Inc.
3.45%, 10/06/46	USD100	75,793
3.60%, 02/18/28	USD227	226,535
4.05%, 07/28/55	EUR100	112,252
		2,315,069
Biotechnology — 0.3%
Amgen, Inc.
4.05%, 08/18/29	USD241	240,924
4.20%, 03/01/33	USD137	133,628
4.40%, 02/22/62	USD36	28,259
4.66%, 06/15/51	USD416	356,544
5.60%, 03/02/43	USD100	100,747
Biocon Biologics Global PLC, 6.67%, 10/09/29(d)	USD200	202,600
Gilead Sciences, Inc.
4.15%, 03/01/47	USD100	82,779
5.10%, 06/15/35	USD270	276,026
		1,421,507
Building Materials — 0.1%
Builders FirstSource, Inc., 5.00%, 03/01/30(a)	USD17	16,938
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(d)	EUR200	246,168
6.63%, 12/15/30(a)	USD50	51,754
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	USD50	51,854
Security	Par (000)	Value
Building Materials (continued)
Standard Building Solutions, Inc., 6.50%, 08/15/32(a)	USD100	$103,114
Standard Industries, Inc./New York, 4.75%, 01/15/28(a)	USD12	11,937
		481,765
Chemicals — 0.3%
Air Liquide Finance SA, 3.00%, 05/05/33(d)	EUR100	116,680
Brenntag Finance BV, 3.38%, 10/02/31(d)	EUR200	235,564
Celanese U.S. Holdings LLC
7.05%, 11/15/30	USD50	52,898
7.38%, 07/15/32	USD100	104,329
Chemours Co.(The)
4.63%, 11/15/29(a)	USD100	93,249
5.75%, 11/15/28(a)	USD23	22,809
Dow Chemical Co. (The), 9.40%, 05/15/39	USD100	128,949
Ecolab, Inc., 4.30%, 06/15/28	USD31	31,309
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD100	80,203
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR200	240,544
LYB International Finance III LLC, 4.20%, 05/01/50	USD100	71,067
Methanex Corp., 5.13%, 10/15/27	USD100	100,284
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	USD25	24,378
Nutrien Ltd., 4.90%, 03/27/28	USD100	101,797
Olin Corp., 5.00%, 02/01/30(h)	USD27	26,327
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	USD200	201,842
		1,632,229
Commercial Services — 0.8%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)	EUR100	122,462
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD24	25,258
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR100	124,012
APCOA Group GmbH, 6.00%, 04/15/31(d)	EUR100	120,323
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	USD12	11,749
8.38%, 06/15/32(a)	USD100	102,873
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(d)	EUR200	223,738
Block, Inc., 3.50%, 06/01/31	USD300	280,551
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR100	122,310
Brink's Co. (The), 4.63%, 10/15/27(a)	USD11	10,999
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(d)	USD180	201,084
EC Finance PLC, 3.25%, 10/15/26(d)	EUR100	117,608
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	USD50	52,252
Garda World Security Corp., 8.25%, 08/01/32(a)	USD50	51,093
GEO Group, Inc. (The), 8.63%, 04/15/29	USD100	104,573
Global Payments, Inc., 5.55%, 11/15/35	USD803	796,268
Herc Holdings, Inc., 6.63%, 06/15/29(a)	USD50	51,745
ION Platform Finance SARL
6.50%, 09/30/30(d)	EUR100	108,986
6.88%, 09/30/32(d)	EUR100	106,861
Kapla Holding SAS, 5.00%, 04/30/31(d)	EUR200	240,373
Loxam SAS
4.25%, 02/15/31(d)	EUR100	119,231
6.38%, 05/31/29(d)	EUR90	110,290

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Motability Operations Group PLC, 4.13%, 02/04/38(d)	EUR160	$190,017
Pachelbel Bidco SpA, 7.13%, 05/17/31(d)	EUR200	249,441
S&P Global, Inc., 4.75%, 08/01/28	USD117	119,230
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(d)	EUR200	241,397
Triton Container International Ltd. / TAL International Container Corp., 5.15%, 02/15/33	USD100	99,585
United Rentals North America, Inc., 3.75%, 01/15/32	USD100	93,447
Worldline SA/France, 0.88%, 06/30/27(d)	EUR100	108,846
		4,306,602
Computers — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(d)	EUR100	117,515
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD50	52,691
Apple, Inc.
2.55%, 08/20/60	USD700	384,647
2.65%, 02/08/51	USD120	74,059
3.45%, 02/09/45	USD100	77,570
4.25%, 02/09/47	USD628	536,694
Atos SE, Series ., 10.53%, 12/18/29(b)(c)(d)	EUR187	252,156
Dell International LLC/EMC Corp.
5.10%, 02/15/36(h)	USD26	25,547
5.30%, 04/01/32	USD136	139,745
Gartner, Inc.
3.63%, 06/15/29(a)	USD365	352,428
3.75%, 10/01/30(a)	USD131	124,188
4.50%, 07/01/28(a)	USD470	468,842
Hewlett Packard Enterprise Co., 4.40%, 09/25/27	USD73	73,378
International Business Machines Corp.
3.43%, 02/09/52	USD135	92,572
4.70%, 02/19/46	USD171	150,977
6.22%, 08/01/27	USD149	154,114
McAfee Corp., 7.38%, 02/15/30(a)(h)	USD100	79,560
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD100	107,172
NCR Voyix Corp., 5.00%, 10/01/28(a)	USD17	16,780
OVH Groupe SA, 4.75%, 02/05/31(d)	EUR100	118,814
		3,399,449
Cosmetics & Personal Care — 0.2%
Estee Lauder Companies, Inc. (The), 4.38%, 05/15/28	USD100	100,888
Kenvue, Inc., 5.05%, 03/22/28	USD191	195,195
Opal Bidco SAS, 5.50%, 03/31/32(d)	EUR150	182,630
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	118,508
Procter & Gamble Co. (The), 4.05%, 05/01/30	USD200	201,130
		798,351
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 04/01/28	USD150	152,413
American Express Co.
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	USD100	101,568
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	USD190	195,430
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	USD125	125,148
Brookfield Finance, Inc., 3.90%, 01/25/28	USD100	99,851
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp.
3.80%, 01/31/28	USD100	$99,513
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	USD100	103,833
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	USD31	36,233
Charles Schwab Corp. (The), 6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	USD500	528,211
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD100	100,098
Encore Capital Group, Inc., 4.25%, 06/01/28(d)	GBP100	131,604
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(e)	USD217	225,775
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	USD100	104,608
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR31	36,080
GS Finance Corp., 5.95%, 01/15/31(b)	USD1,260	1,260,000
Intercontinental Exchange, Inc., 3.10%, 09/15/27	USD161	159,150
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)	USD50	52,571
Mastercard, Inc., 2.95%, 06/01/29	USD631	611,932
Muthoot Finance Ltd., 5.75%, 08/04/30(d)	USD200	199,750
PennyMac Financial Services, Inc., 7.13%, 11/15/30(a)	USD50	51,620
Rocket Cos. Inc, 6.50%, 08/01/29(a)	USD100	102,862
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)	USD28	27,619
4.00%, 10/15/33(a)	USD50	45,911
Synchrony Financial
2.88%, 10/28/31	USD287	256,311
3.95%, 12/01/27	USD141	140,317
5.15%, 03/19/29	USD235	238,555
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	USD338	344,543
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	USD283	293,113
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD27	26,676
UWM Holdings LLC, 6.25%, 03/15/31(a)	USD14	13,911
Visa, Inc., 3.65%, 09/15/47	USD76	59,015
		5,924,221
Electric — 3.0%
AEP Texas, Inc.
3.45%, 05/15/51	USD48	32,550
5.40%, 06/01/33	USD24	24,744
Series E, 6.65%, 02/15/33	USD14	15,269
Series G, 4.15%, 05/01/49	USD22	16,899
Series H, 3.45%, 01/15/50	USD39	26,719
AEP Transmission Co. LLC
3.15%, 09/15/49	USD47	31,650
3.75%, 12/01/47	USD24	18,333
3.80%, 06/15/49	USD6	4,545
5.38%, 06/15/35	USD72	74,040
Series N, 2.75%, 08/15/51	USD20	12,295
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD100	97,758
Alabama Power Co.
3.85%, 12/01/42	USD9	7,381
5.50%, 03/15/41	USD15	14,920
6.00%, 03/01/39	USD12	12,865
Atlantic City Electric Co., 2.30%, 03/15/31	USD174	157,994
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Baltimore Gas & Electric Co.
2.90%, 06/15/50	USD5	$3,191
3.75%, 08/15/47	USD17	13,053
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR200	239,864
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(d)	USD308	301,763
Consolidated Edison Co. of New York, Inc., 4.50%, 05/15/58	USD237	193,149
Constellation Energy Generation LLC, 4.63%, 02/01/29(a)	USD23	23,001
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(d)	USD188	196,335
ContourGlobal Power Holdings SA
4.38%, 07/31/31(d)	EUR100	117,833
5.00%, 02/28/30(d)	EUR100	121,680
Diamond II Ltd., 7.95%, 07/28/26(d)	USD200	200,000
Dominion Energy, Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	USD60	64,882
DTE Energy Co., Series C, 3.40%, 06/15/29	USD138	134,433
Duke Energy Carolinas LLC
3.20%, 08/15/49	USD64	43,937
3.45%, 04/15/51	USD41	28,969
3.70%, 12/01/47	USD27	20,559
5.35%, 01/15/53	USD58	55,646
5.40%, 01/15/54	USD39	37,748
Duke Energy Corp.
3.50%, 06/15/51	USD12	8,305
3.95%, 08/15/47	USD26	19,994
5.80%, 06/15/54	USD349	344,852
Duke Energy Ohio, Inc.
2.13%, 06/01/30	USD99	90,743
5.25%, 04/01/33	USD47	48,576
5.55%, 03/15/54	USD50	48,786
Duke Energy Progress LLC
2.50%, 08/15/50	USD178	103,959
4.00%, 04/01/52	USD9	6,960
5.05%, 03/15/35	USD258	261,390
EDP SA 4.38%, 12/02/55(b)(d)	EUR200	237,666
EDP Servicios Financieros Espana SA, 3.25%, 02/04/32(d)	EUR190	225,264
Electricite de France SA, 3.38%, (5-year EUR Swap + 3.97%)(b)(d)(f)	EUR200	229,448
Enel SpA, 4.13%, , (5-year EURIBOR ICE Swap + 1.65%)(b)(d)(f)	EUR100	118,683
Entergy Louisiana LLC, 4.95%, 01/15/45	USD206	188,963
Eversource Energy
5.45%, 03/01/28	USD100	102,646
Series R, 1.65%, 08/15/30	USD100	88,498
Exelon Corp., 5.15%, 03/15/28	USD100	102,274
FirstEnergy Corp.
2.65%, 03/01/30	USD114	106,595
Series B, 3.90%, 07/15/27	USD180	179,590
Series C, 3.40%, 03/01/50	USD563	390,320
Series C, 4.85%, 07/15/47	USD153	135,362
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	USD135	115,181
4.55%, 04/01/49(d)	USD36	30,715
4.75%, 01/15/33	USD307	306,254
5.00%, 01/15/35	USD260	259,949
5.45%, 07/15/44(a)	USD46	44,381
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
2.88%, 12/04/51	USD83	$53,013
4.95%, 06/01/35	USD109	109,746
5.05%, 04/01/28	USD100	102,495
Georgia Power Co.
4.70%, 05/15/32	USD24	24,322
4.85%, 03/15/31	USD11	11,278
4.95%, 05/17/33	USD28	28,584
Series B, 3.70%, 01/30/50	USD16	11,956
India Clean Energy Holdings, 4.50%, 04/18/27(d)	USD200	196,840
MidAmerican Energy Co.
3.15%, 04/15/50	USD36	24,297
3.65%, 08/01/48	USD8	6,009
6.75%, 12/30/31	USD117	131,769
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	USD145	143,976
MVM Energetika Zrt, 6.50%, 03/13/31(d)	USD200	211,187
NextEra Energy Capital Holdings, Inc.
4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.58%)(b)	EUR200	236,637
4.85%, 02/04/28	USD100	101,782
6.50%, 08/15/55, (5-year CMT + 1.98%)(b)	USD81	85,155
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	USD100	103,247
NRG Energy, Inc.
3.63%, 02/15/31(a)	USD24	22,421
4.45%, 06/15/29(a)	USD349	347,420
5.75%, 07/15/29(a)	USD100	99,623
7.00%, 03/15/33(a)	USD326	358,764
Ohio Power Co.
4.00%, 06/01/49	USD21	16,152
Series P, 2.60%, 04/01/30	USD57	53,347
Series Q, 1.63%, 01/15/31	USD50	43,840
Series R, 2.90%, 10/01/51	USD66	40,925
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51	USD176	104,685
Pacific Gas and Electric Co.
3.30%, 08/01/40	USD218	165,506
3.50%, 08/01/50	USD209	141,387
3.75%, 08/15/42	USD336	255,030
4.00%, 12/01/46	USD197	148,159
4.25%, 03/15/46	USD66	51,466
4.60%, 06/15/43	USD8	6,704
4.75%, 02/15/44	USD51	43,363
4.95%, 07/01/50	USD111	94,128
5.25%, 03/01/52	USD52	45,464
5.90%, 10/01/54	USD157	150,956
6.10%, 10/15/55	USD329	323,997
6.15%, 01/15/33	USD72	76,348
6.15%, 03/01/55	USD172	170,753
6.40%, 06/15/33	USD82	88,361
6.75%, 01/15/53	USD465	495,535
PacifiCorp
5.80%, 01/15/55	USD100	94,181
6.25%, 10/15/37	USD175	183,748
PG&E Corp.
5.25%, 07/01/30	USD603	599,346
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD511	527,377
Pinnacle West Capital Corp., 5.15%, 05/15/30	USD224	230,718
RTE Reseau de Transport d'Electricite SADIR, 3.88%, 11/24/37(d)	EUR100	118,828

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co., 4.95%, 08/15/28	USD100	$102,488
San Miguel Global Power Holdings Corp., 8.38%, , (5-year CMT + 7.12%)(b)(d)(f)	USD200	202,250
Southern California Edison Co.
4.00%, 04/01/47	USD100	75,495
5.63%, 02/01/36	USD35	35,440
6.20%, 09/15/55	USD100	100,707
Southern Co.(The)
4.25%, 07/01/36	USD91	85,012
4.85%, 03/15/35	USD61	60,180
5.70%, 10/15/32	USD65	68,867
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	USD50	52,147
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD128	130,993
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	USD100	105,511
Union Electric Co., 5.30%, 08/01/37	USD143	146,075
Virginia Electric & Power Co.
6.35%, 11/30/37	USD140	153,135
8.88%, 11/15/38	USD89	118,702
Series A, 3.50%, 03/15/27	USD100	99,621
Series D, 5.60%, 09/15/55	USD100	97,291
Vistra Operations Co. LLC
4.60%, 10/15/30(a)	USD55	54,825
5.00%, 07/31/27(a)	USD16	16,013
5.05%, 12/30/26(a)	USD788	795,086
5.35%, 01/31/36(a)	USD37	36,801
5.70%, 12/30/34(a)	USD85	87,141
6.00%, 04/15/34(a)	USD136	142,575
7.75%, 10/15/31(a)	USD100	105,812
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD49	49,628
Xcel Energy, Inc., 1.75%, 03/15/27	USD196	191,212
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(h)	USD100	105,042
		16,038,233
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 4.38%, 03/31/29(a)	USD18	17,289
Electronics — 0.1%
Amphenol Corp., 2.80%, 02/15/30	USD100	95,026
Honeywell International, Inc., 5.70%, 03/15/37	USD184	195,129
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	USD25	24,446
		314,601
Energy - Alternate Sources — 0.0%
ReNew Pvt Ltd., 5.88%, 03/05/27(d)	USD200	199,600
Engineering & Construction — 0.1%
Cellnex Finance Co. SA, 3.88%, 01/19/36(d)	EUR100	117,200
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP200	279,072
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)	USD200	208,476
		604,748
Entertainment — 0.6%
Allwyn Entertainment Financing UK PLC, 4.13%, 02/15/31(d)	EUR200	233,951
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(h)	USD11	10,564
7.00%, 02/15/30(a)	USD100	103,262
Churchill Downs, Inc., 6.75%, 05/01/31(a)	USD24	24,728
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	USD100	$104,645
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD25	24,651
4.75%, 10/15/27(a)	USD12	11,996
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD11	10,806
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	USD100	105,036
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(h)	USD100	98,687
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD12	12,245
SJM International Ltd., 6.50%, 01/15/31(d)	USD200	198,300
Tabcorp Finance Pty Ltd., 5.99%, 05/28/31(d)	AUD250	172,521
Warnermedia Holdings, Inc., 3.76%, 03/15/27	USD1,913	1,898,863
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD16	16,047
		3,026,302
Environmental Control — 0.1%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(d)	EUR100	118,551
GFL Environmental, Inc., 4.00%, 08/01/28(a)	USD50	49,210
Luna 2 5SARL, 5.50%, 07/01/32(d)	EUR100	120,831
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD28	27,106
Waste Management, Inc., 4.50%, 03/15/28	USD30	30,422
		346,120
Food — 0.2%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD50	47,988
6.50%, 02/15/28(a)	USD100	101,602
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)	EUR100	112,179
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR100	119,571
Kraft Heinz Foods Co., 6.88%, 01/26/39	USD100	111,610
Kroger Co. (The), 5.50%, 09/15/54	USD100	95,413
Mondelez International, Inc., 4.25%, 05/06/28	USD200	201,024
Picard Groupe SAS, 6.38%, 07/01/29(d)	EUR100	123,220
Pilgrim's Pride Corp., 4.25%, 04/15/31	USD18	17,546
Post Holdings, Inc., 4.63%, 04/15/30(a)	USD106	103,510
		1,033,663
Food Service — 0.1%
Aramark International Finance Sarl, 4.38%, 04/15/33(d)	EUR100	117,819
Elior Group SA, 5.63%, 03/15/30(d)	EUR200	245,712
		363,531
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD6	6,204
EP Infrastructure AS
4.13%, 02/27/33(d)	EUR100	118,343
4.38%, 01/29/34(d)	EUR125	148,704
NiSource, Inc., 1.70%, 02/15/31	USD55	48,377
		321,628
Health Care - Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	USD100	93,227
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD19	19,808
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	USD165	174,171
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medline Borrower LP
3.88%, 04/01/29(a)	USD27	$26,398
5.25%, 10/01/29(a)	USD50	50,086
Solventum Corp., 5.90%, 04/30/54	USD100	100,484
Stryker Corp., 3.65%, 03/07/28	USD100	99,558
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29	USD100	95,248
		658,980
Health Care - Services — 0.8%
Centene Corp.
2.50%, 03/01/31	USD402	347,643
4.25%, 12/15/27	USD37	36,780
Charles River Laboratories International, Inc., 3.75%, 03/15/29(a)	USD6	5,787
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)	USD100	89,705
10.88%, 01/15/32(a)	USD90	96,888
Cigna Group(The)
2.40%, 03/15/30	USD134	124,702
4.80%, 08/15/38	USD100	95,270
6.00%, 01/15/56	USD100	101,891
DaVita, Inc., 6.88%, 09/01/32(a)	USD100	103,004
Elevance Health, Inc.
4.95%, 11/01/31	USD100	101,985
5.38%, 06/15/34	USD181	185,921
5.70%, 09/15/55	USD100	97,419
Encompass Health Corp., 4.75%, 02/01/30	USD25	24,885
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR100	126,398
Gruppo San Donato SpA, 6.50%, 10/31/31(d)	EUR100	120,174
HCA, Inc.
4.60%, 11/15/32	USD315	312,059
5.45%, 04/01/31	USD155	161,147
6.10%, 04/01/64	USD83	82,395
6.20%, 03/01/55	USD121	123,164
Humana, Inc., 5.50%, 03/15/53	USD100	88,916
IQVIA, Inc., 6.25%, 06/01/32(a)	USD100	103,895
LifePoint Health, Inc., 11.00%, 10/15/30(a)	USD50	54,529
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(d)	EUR200	240,525
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	USD16	15,716
Select Medical Corp., 6.25%, 12/01/32(a)	USD7	6,793
Star Parent, Inc., 9.00%, 10/01/30(a)	USD101	106,603
Tenet Healthcare Corp.
4.25%, 06/01/29	USD104	102,203
4.63%, 06/15/28	USD116	115,676
UnitedHealth Group, Inc.
3.88%, 08/15/59	USD100	71,409
4.75%, 07/15/45	USD200	178,428
4.80%, 01/15/30	USD100	102,261
5.00%, 04/15/34	USD237	239,384
5.63%, 07/15/54	USD100	97,374
5.80%, 03/15/36	USD100	105,815
5.88%, 02/15/53	USD120	120,578
6.05%, 02/15/63	USD127	128,868
		4,216,190
Holding Companies - Diversified — 0.0%
Progroup AG, 5.38%, 04/15/31(d)	EUR200	242,344
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD3	2,873
4.63%, 04/01/30(a)	USD10	9,462
Security	Par (000)	Value
Home Builders (continued)
6.88%, 08/01/33(a)	USD7	$7,062
Beazer Homes USA, Inc., 7.25%, 10/15/29(h)	USD18	18,218
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD12	11,203
5.00%, 06/15/29(a)	USD6	5,810
Forestar Group, Inc., 5.00%, 03/01/28(a)	USD11	10,992
LGI Homes, Inc.
7.00%, 11/15/32(a)(h)	USD15	14,630
8.75%, 12/15/28(a)	USD13	13,548
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD15	14,647
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD10	10,516
Taylor Morrison Communities, Inc., 5.75%, 01/15/28(a)	USD15	15,286
		134,247
Housewares — 0.0%
Newell Brands, Inc.
6.63%, 09/15/29	USD25	25,027
6.63%, 05/15/32(h)	USD100	97,933
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	USD25	23,568
		146,528
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/31(a)	USD50	51,838
7.38%, 10/01/32(a)(h)	USD100	103,522
American International Group, Inc., 4.38%, 06/30/50	USD100	83,470
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	USD87	90,304
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)	EUR100	121,788
Arthur J Gallagher & Co., 5.55%, 02/15/55	USD100	95,652
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	USD100	76,331
BNP Paribas Cardif SA, 6.00%, (5-year EURIBOR ICE Swap + 3.37%)(b)(d)(f)	EUR200	240,349
Chubb Corp. (The), 6.00%, 05/11/37	USD116	125,820
Equitable Holdings, Inc., 6.70%, 03/28/55, (5-year CMT + 2.39%)(b)	USD50	52,506
Global Atlantic Fin Co., 7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)	USD100	100,820
HUB International Ltd., 7.25%, 06/15/30(a)	USD100	104,335
Marsh & McLennan Companies, Inc.
4.38%, 03/15/29	USD59	59,581
6.25%, 11/01/52	USD370	399,649
MetLife, Inc., 10.75%, 08/01/69	USD64	85,323
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD100	102,993
Prudential Financial, Inc., 6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	USD111	116,862
		2,011,143
Internet — 1.2%
Alphabet, Inc.
4.10%, 11/15/30	USD610	610,491
5.35%, 11/15/45	USD100	98,656
5.45%, 11/15/55	USD98	95,579
5.70%, 11/15/75	USD344	337,737
Amazon.com, Inc.
2.88%, 05/12/41	USD269	202,839
3.45%, 04/13/29	USD213	210,844

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.95%, 04/13/52	USD243	$189,450
4.10%, 11/20/30	USD108	108,010
4.65%, 11/20/35	USD446	441,618
4.70%, 12/01/32	USD126	129,357
5.45%, 11/20/55	USD300	292,160
5.55%, 11/20/65	USD201	195,017
AppLovin Corp.
5.38%, 12/01/31	USD561	579,848
5.95%, 12/01/54	USD276	272,968
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD845	879,828
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)(h)	USD100	91,826
ION Platform Finance U.S., Inc./ION Platform Finance Sarl, 9.50%, 05/30/29(a)	USD100	96,434
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD26	25,752
Meta Platforms, Inc.
4.65%, 08/15/62	USD221	176,266
4.88%, 11/15/35	USD127	125,621
4.95%, 05/15/33	USD100	101,854
5.50%, 11/15/45	USD100	96,163
5.55%, 08/15/64	USD125	114,755
5.63%, 11/15/55	USD179	170,315
Rakuten Group, Inc.
4.25%, (5-year EUR Swap + 4.74%)(b)(d)(f)	EUR400	465,894
9.75%, 04/15/29(d)	USD200	224,071
		6,333,353
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(a)(h)	USD50	51,312
7.50%, 09/15/31(a)	USD23	24,271
Mineral Resources Ltd.
8.00%, 11/01/27(a)	USD116	118,624
8.50%, 05/01/30(a)	USD104	107,810
9.25%, 10/01/28(a)	USD23	24,159
Samarco Mineracao SA
9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(a)(g)	USD13	12,616
9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(d)(g)	USD203	204,351
Vale Overseas Ltd., 6.40%, 06/28/54	USD8	8,220
		551,363
Leisure Time — 0.1%
Carnival Corp., 5.75%, 08/01/32(a)	USD11	11,297
Deuce Finco PLC, 7.00%, 11/20/31(d)	GBP100	138,860
Dometic Group AB, 5.00%, 09/11/30(d)	EUR100	119,858
NCL Corp. Ltd., 6.75%, 02/01/32(a)	USD100	102,481
Viking Cruises Ltd., 7.00%, 02/15/29(a)	USD24	24,097
		396,593
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD23	22,405
Essendi SA
5.38%, 05/15/30(d)	EUR100	122,330
5.63%, 05/15/32(d)	EUR100	121,938
Fortune Star BVI Ltd., 5.88%, 11/20/30(d)	EUR255	299,241
Full House Resorts, Inc., 8.25%, 02/15/28(a)(h)	USD5	4,556
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	USD25	23,144
4.00%, 05/01/31(a)	USD25	23,864
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	USD18	$16,789
Marriott International, Inc., 5.50%, 04/15/37	USD34	34,700
Melco Resorts Finance Ltd., 5.75%, 07/21/28(d)	USD400	399,548
MGM Resorts International, 4.75%, 10/15/28(h)	USD16	15,970
Station Casinos LLC, 4.50%, 02/15/28(a)	USD25	24,886
Studio City Finance Ltd., 5.00%, 01/15/29(d)	USD200	193,570
Wynn Macau Ltd.
5.63%, 08/26/28(a)	USD200	199,638
5.63%, 08/26/28(d)	USD200	199,638
		1,702,217
Machinery — 0.2%
Caterpillar Financial Services Corp., 4.40%, 03/03/28	USD200	202,467
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	USD4	4,021
Deere & Co., 5.38%, 10/16/29	USD494	518,693
John Deere Capital Corp., 2.80%, 09/08/27	USD200	197,241
		922,422
Manufacturing — 0.1%
3M Co., 2.88%, 10/15/27	USD200	196,487
Entegris, Inc., 4.38%, 04/15/28(a)	USD12	11,910
Maxam Prill Sarl, 6.00%, 07/15/30(d)	EUR200	246,107
Textron, Inc., 3.38%, 03/01/28	USD46	45,393
		499,897
Media — 0.9%
AMC Networks, Inc.
4.25%, 02/15/29(h)	USD23	20,098
10.25%, 01/15/29(a)	USD30	31,281
10.50%, 07/15/32(a)(h)	USD100	107,819
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD35	32,044
4.25%, 01/15/34(a)(h)	USD172	145,287
4.50%, 08/15/30(a)	USD100	93,984
4.50%, 05/01/32(h)	USD68	61,022
4.75%, 02/01/32(a)	USD2	1,827
5.13%, 05/01/27(a)	USD100	100,041
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/52	USD33	21,548
3.95%, 06/30/62	USD148	90,338
4.40%, 12/01/61	USD316	208,442
4.80%, 03/01/50	USD101	76,537
5.25%, 04/01/53(h)	USD127	101,434
5.38%, 05/01/47	USD56	45,978
5.75%, 04/01/48	USD49	42,156
6.65%, 02/01/34	USD111	116,903
Comcast Corp.
2.99%, 11/01/63	USD63	34,097
3.15%, 02/15/28	USD216	212,867
3.97%, 11/01/47	USD200	150,094
4.95%, 05/15/32	USD100	102,256
5.30%, 05/15/35(h)	USD100	101,961
5.50%, 05/15/64	USD171	153,410
6.05%, 05/15/55(h)	USD326	322,933
Directv Financing LLC, 8.88%, 02/01/30(a)	USD14	14,175
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD13	$13,063
10.00%, 02/15/31(a)	USD100	103,009
Discovery Communications LLC
3.95%, 03/20/28	USD803	788,948
6.35%, 06/01/40	USD100	82,531
Gray Media, Inc., 9.63%, 07/15/32(a)(h)	USD100	103,095
Gray Television, Inc., 10.50%, 07/15/29(a)(h)	USD25	26,853
Nexstar Media, Inc., 4.75%, 11/01/28(a)	USD26	25,843
Paramount Global
3.70%, 10/04/26	USD66	64,973
5.85%, 09/01/43	USD62	49,982
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD100	90,875
Sirius XM Radio LLC, 3.88%, 09/01/31(a)(h)	USD100	91,335
Sunrise FinCo I BV, 4.63%, 05/15/32(d)	EUR100	119,917
TWDC Enterprises 18 Corp., 4.38%, 08/16/41	USD101	90,479
Univision Communications, Inc., 9.38%, 08/01/32(a)	USD100	107,666
Versant Media Group, Inc., 7.25%, 01/30/31(a)	USD6	6,149
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(d)	EUR100	118,045
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD200	180,592
5.25%, 01/15/33(d)	EUR100	115,036
Walt Disney Co.(The)
2.75%, 09/01/49	USD100	63,382
6.65%, 11/15/37	USD55	62,517
Ziggo Bond Co. BV
3.38%, 02/28/30(d)	EUR100	104,926
6.13%, 11/15/32(d)	EUR100	110,872
		4,908,620
Mining — 0.1%
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	USD16	15,999
Glencore Funding LLC
2.63%, 09/23/31(a)	USD15	13,587
2.85%, 04/27/31(a)	USD121	112,057
4.88%, 03/12/29(a)	USD146	148,640
Rio Tinto Finance USA PLC, 4.50%, 03/14/28	USD100	101,228
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(d)	USD200	213,750
		605,261
Mortgage-Backed Securities — 0.0%
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(e)	USD225	225,563
Office & Business Equipment — 0.0%
Xerox Corp.
10.25%, 10/15/30(a)(h)	USD25	20,611
13.50%, 04/15/31(a)(h)	USD107	77,843
		98,454
Oil & Gas — 3.0%
Antero Resources Corp.
5.38%, 03/01/30(a)	USD1,157	1,173,446
7.63%, 02/01/29(a)	USD20	20,303
APA Corp., Series ., 5.25%, 02/01/42	USD5	4,136
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America, Inc.
4.89%, 09/11/33	USD187	$189,471
5.23%, 11/17/34	USD20	20,617
California Resources Corp.
7.00%, 01/15/34(a)	USD14	14,122
8.25%, 06/15/29(a)	USD10	10,518
Chevron USA, Inc., 2.34%, 08/12/50	USD62	36,223
Civitas Resources, Inc.
5.00%, 10/15/26(a)	USD31	30,969
8.38%, 07/01/28(a)	USD15	15,439
8.63%, 11/01/30(a)	USD4	4,231
CNX Resources Corp., 7.25%, 03/01/32(a)	USD72	75,328
Comstock Resources, Inc. 6.75%, 03/01/29(a)	USD40	40,168
ConocoPhillips Co., 5.05%, 09/15/33	USD163	167,221
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD54	52,260
9.75%, 10/15/30(a)(h)	USD25	26,588
CVR Energy, Inc., 7.50%, 02/15/31(a)	USD19	18,960
Diamondback Energy, Inc.
3.13%, 03/24/31	USD877	821,720
3.25%, 12/01/26	USD421	418,591
3.50%, 12/01/29	USD486	472,071
5.20%, 04/18/27	USD30	30,415
Ecopetrol SA, 8.88%, 01/13/33	USD6	6,433
Energean PLC, 5.63%, 05/12/31(d)	EUR100	119,054
EQT Corp.
3.13%, 05/15/26(a)	USD31	30,902
3.63%, 05/15/31(a)	USD493	466,143
3.90%, 10/01/27	USD446	444,305
4.50%, 01/15/29	USD534	536,323
4.75%, 01/15/31	USD2,630	2,641,871
5.00%, 01/15/29	USD198	201,490
5.50%, 07/15/28	USD278	284,764
5.70%, 04/01/28	USD75	77,364
6.38%, 04/01/29	USD183	189,373
6.50%, 07/01/27	USD108	110,290
7.00%, 02/01/30	USD864	938,202
7.50%, 06/01/30	USD493	542,609
Expand Energy Corp.
4.75%, 02/01/32	USD475	470,653
5.38%, 02/01/29	USD382	382,230
5.38%, 03/15/30	USD765	778,611
5.70%, 01/15/35	USD816	843,798
5.88%, 02/01/29(a)	USD38	38,002
6.75%, 04/15/29(a)	USD143	143,762
Exxon Mobil Corp.
3.00%, 08/16/39	USD60	47,945
3.45%, 04/15/51	USD81	58,110
Granite Ridge Resources, Inc., 8.88%, 11/05/29(a)(e)	USD122	120,432
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(a)	USD16	15,452
6.88%, 05/15/34(a)	USD100	96,373
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(d)	EUR100	119,831
Matador Resources Co., 6.50%, 04/15/32(a)	USD50	50,912
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(d)	USD250	263,850
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)	USD200	200,596
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	USD11	11,106

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.75%, 06/15/31(a)	USD25	$25,843
Occidental Petroleum Corp., 7.95%, 06/15/39	USD200	235,182
Permian Resources Operating LLC
7.00%, 01/15/32(a)	USD100	104,830
8.00%, 04/15/27(a)	USD40	40,364
Petroleos de Venezuela SA
6.00%, 11/15/26(d)(i)(j)	USD16	4,856
9.75%, 05/17/35(d)(i)(j)	USD18	6,480
Petroleos Mexicanos
5.95%, 01/28/31	USD58	56,515
6.38%, 01/23/45(h)	USD38	30,928
6.70%, 02/16/32	USD10	9,982
6.84%, 01/23/30	USD47	48,034
7.50%, 03/20/26	USD200	200,250
Phillips 66 Co., Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	USD100	100,543
Raizen Fuels Finance SA, 6.25%, 07/08/32(a)	USD203	170,774
SM Energy Co.
6.63%, 01/15/27	USD15	15,015
6.75%, 08/01/29(a)	USD100	101,138
Sunoco LP
6.25%, 07/01/33(a)	USD100	102,582
7.00%, 05/01/29(a)	USD50	51,992
7.88%, , (5-year CMT + 4.23%)(a)(b)(f)	USD14	14,420
TotalEnergies Capital International SA, 3.39%, 06/29/60	USD167	108,874
Transocean International Ltd., 8.25%, 05/15/29(a)	USD13	13,245
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD5	4,955
Valaris Ltd., 8.38%, 04/30/30(a)	USD100	104,491
Viper Energy Partners LLC
4.90%, 08/01/30	USD443	448,569
5.70%, 08/01/35	USD313	318,653
Wintershall Dea Finance 2 BV, 6.12%, (5-year EURIBOR ICE Swap + 3.94%)(b)(d)(f)	EUR100	123,108
YPF SA, 9.50%, 01/17/31(a)(h)	USD15	15,875
		16,331,081
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	USD11	11,027
Deepocean Ltd., 6.00%, 04/08/31(d)	EUR100	122,905
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR200	247,636
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(a)	USD5	5,065
		386,633
Packaging & Containers — 0.0%
Ardagh Group SA, 9.50%, 12/01/30(d)	USD65	70,237
Ball Corp., 2.88%, 08/15/30	USD6	5,524
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD50	50,441
8.75%, 04/15/30(a)	USD7	7,005
Mauser Packaging Solut, 9.25%, 04/15/30(a)	USD37	36,397
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	USD35	35,656
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(h)	USD24	24,426
		229,686
Security	Par (000)	Value
Pharmaceuticals — 1.1%
AbbVie, Inc.
4.55%, 03/15/35	USD59	$58,028
4.70%, 05/14/45	USD200	180,531
4.95%, 03/15/31	USD187	193,208
5.40%, 03/15/54	USD100	96,988
Astrazeneca Finance LLC, 4.90%, 03/03/30	USD413	425,574
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(b)(d)	EUR100	123,527
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(b)(d)	EUR300	398,546
Becton Dickinson & Co., 5.08%, 06/07/29	USD53	54,503
Bristol-Myers Squibb Co.
2.35%, 11/13/40	USD100	70,749
4.55%, 02/20/48	USD142	122,341
5.90%, 11/15/33	USD250	271,765
CVS Health Corp.
4.78%, 03/25/38	USD71	66,641
5.00%, 01/30/29	USD100	102,175
5.13%, 07/20/45	USD30	26,948
5.30%, 12/05/43(h)	USD51	47,302
5.55%, 06/01/31	USD100	104,558
6.20%, 09/15/55	USD172	173,711
Dolcetto Holdco SpA, 5.63%, 07/14/32(d)	EUR200	241,158
Eli Lilly & Co.
2.50%, 09/15/60	USD79	42,824
4.20%, 08/14/29	USD189	190,970
Grifols SA, 7.13%, 05/01/30(d)	EUR100	123,923
Gruenenthal GmbH, 4.63%, 11/15/31(d)	EUR100	119,934
Johnson & Johnson
2.10%, 09/01/40	USD100	70,362
3.40%, 01/15/38	USD145	126,941
4.70%, 03/01/30	USD100	102,924
McKesson Corp., 3.95%, 02/16/28	USD200	199,889
Merck & Co., Inc.
3.70%, 02/10/45	USD120	95,085
4.30%, 05/17/30	USD100	100,864
6.55%, 09/15/37	USD368	416,715
Nidda Healthcare Holding GmbH, 5.28%, 10/15/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR200	238,272
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(d)	EUR200	233,109
Pfizer, Inc.
2.70%, 05/28/50	USD26	16,276
7.20%, 03/15/39	USD323	384,213
Rossini SARL, 6.75%, 12/31/29(d)	EUR100	123,691
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD100	99,262
Wyeth LLC, 6.50%, 02/01/34	USD369	413,284
		5,856,791
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	USD6	6,010
Cameron LNG LLC
3.30%, 01/15/35(a)	USD100	87,727
3.40%, 01/15/38(a)	USD226	197,363
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	USD220	188,374
3.70%, 11/15/29	USD262	256,343
5.13%, 06/30/27	USD112	113,066
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/32	USD261	$240,874
4.00%, 03/01/31	USD203	197,663
5.75%, 08/15/34	USD161	167,821
Cheniere Energy, Inc., 5.65%, 04/15/34	USD658	682,206
DT Midstream, Inc., 4.13%, 06/15/29(a)	USD17	16,806
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	USD106	124,572
Energy Transfer LP
6.00%, 06/15/48	USD105	102,367
6.13%, 12/15/45	USD100	99,415
6.20%, 04/01/55	USD34	33,618
7.38%, 02/01/31(a)	USD137	142,193
7.50%, 07/01/38	USD618	717,032
Enterprise Products Operating LLC
2.80%, 01/31/30	USD100	95,017
4.95%, 10/15/54	USD182	161,393
5.95%, 02/01/41	USD286	298,979
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD100	104,366
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD25	26,351
Hess Midstream Operations LP, 4.25%, 02/15/30(a)	USD50	48,840
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	USD150	134,230
6.50%, 02/01/37	USD111	121,905
MPLX LP, 4.50%, 04/15/38	USD414	377,164
NuStar Logistics LP, 6.38%, 10/01/30	USD50	52,388
ONEOK, Inc.
5.20%, 07/15/48	USD200	179,918
5.45%, 06/01/47	USD179	166,750
6.50%, 09/01/30(a)	USD5	5,364
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD6	5,981
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	USD560	562,894
5.00%, 03/15/27	USD529	532,201
5.90%, 09/15/37	USD126	132,884
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	USD25	25,917
Targa Resources Corp., 4.20%, 02/01/33	USD92	88,011
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD17	16,150
Venture Global LNG, Inc.
8.13%, 06/01/28(a)	USD23	23,545
8.38%, 06/01/31(a)	USD26	26,593
9.00%, (5-year CMT + 5.44%)(a)(b)(f)	USD15	13,196
9.88%, 02/01/32(a)(h)	USD105	111,016
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/34(a)	USD100	103,563
Western Midstream Operating LP, 5.30%, 03/01/48	USD369	321,551
Williams Companies, Inc.(The)
5.65%, 03/15/33	USD100	104,568
6.00%, 03/15/55	USD155	157,082
		7,371,267
Real Estate — 0.4%
Adler Financing Sarl, Series 1L, 8.25%, 12/31/28, (8.25 % Cash)(g)	EUR159	208,848
Alstria Office AG, 5.50%, 03/20/31(d)	EUR100	121,880
Security	Par (000)	Value
Real Estate (continued)
Aroundtown Finance Sarl, 5.25%, , (5-year EURIBOR ICE Swap + 3.43%)(b)(d)(f)	EUR200	$234,356
Citycon Treasury BV, 1.63%, 03/12/28(d)	EUR200	223,822
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD3	3,118
GLP Pte Ltd.
4.50%, (5-year CMT + 3.74%)(b)(d)(f)	USD200	147,680
9.75%, 05/20/28(d)	USD200	205,200
Grand City Properties SA, 1.50%, (5-year EUR Swap + 2.18%)(b)(d)(f)	EUR200	235,726
Heimstaden Bostad AB, 6.25%, (5-year EURIBOR ICE Swap + 4.18%)(b)(d)(f)	EUR100	125,654
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD40	39,991
New Immo Holding SA, 4.95%, 11/14/30(d)	EUR100	120,302
Vivion Investments Sarl, 5.63%, 06/08/30(d)	EUR100	116,771
Vivion Investments SARL, 6.50%, 02/28/29, (6.5 % Cash)(d)(g)	EUR100	118,938
		1,902,286
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc., 5.15%, 04/15/53	USD100	89,347
American Tower Corp.
0.95%, 10/05/30	EUR119	128,385
4.70%, 12/15/32	USD290	290,259
5.35%, 03/15/35	USD540	553,271
Crown Castle, Inc.
2.50%, 07/15/31	USD18	16,123
4.90%, 09/01/29	USD41	41,700
5.00%, 01/11/28	USD202	205,150
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	USD206	212,768
Equinix, Inc.
2.50%, 05/15/31	USD542	491,184
3.90%, 04/15/32	USD264	254,042
Extra Space Storage LP
2.20%, 10/15/30	USD7	6,343
3.90%, 04/01/29	USD73	72,196
4.00%, 06/15/29	USD31	30,780
5.40%, 06/15/35	USD38	38,795
5.50%, 07/01/30	USD391	406,861
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	USD219	198,255
4.00%, 01/15/31	USD20	19,128
5.25%, 02/15/33	USD75	75,139
5.30%, 01/15/29	USD163	166,113
Iron Mountain, Inc.
4.50%, 02/15/31(a)	USD117	111,807
4.75%, 01/15/34(d)	EUR200	231,312
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	USD100	99,453
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)	EUR100	123,912
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD15	14,674
Prologis LP
4.88%, 06/15/28	USD100	102,263
5.13%, 01/15/34	USD103	105,310
Public Storage Operating Co., 3.09%, 09/15/27	USD200	198,005
Realty Income Corp., 3.95%, 08/15/27	USD100	100,054

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	USD100	$98,552
SBA Communications Corp., 3.88%, 02/15/27	USD100	99,259
Service Properties Trust
0.00%, 09/30/27(a)(k)	USD22	19,916
4.95%, 10/01/29(h)	USD19	16,759
5.50%, 12/15/27	USD20	19,843
8.38%, 06/15/29	USD71	71,851
8.88%, 06/15/32	USD40	39,703
Simon Property Group LP, 1.75%, 02/01/28	USD300	288,169
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)	USD25	26,365
Store Capital LLC
4.63%, 03/15/29	USD337	336,225
5.40%, 04/30/30(a)	USD10	10,184
Trust 2401, 7.70%, 01/23/32(a)	USD200	219,570
VICI Properties LP
3.88%, 02/15/29(a)	USD569	559,519
4.13%, 08/15/30(a)	USD134	130,045
4.95%, 02/15/30	USD42	42,510
5.13%, 11/15/31	USD290	293,308
XHR LP, 4.88%, 06/01/29(a)	USD2	1,972
		6,656,379
Retail — 0.7%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(a)	USD101	98,152
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	USD117	119,820
Boots Group Finco LP, 7.38%, 08/31/32(d)	GBP100	141,598
Bubbles Holdco SPA, 6.50%, 09/30/31(d)	EUR200	243,422
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	USD25	24,093
4.00%, 10/15/30(a)	USD50	47,706
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP200	286,197
Costco Wholesale Corp., 1.60%, 04/20/30	USD200	181,426
Duomo Bidco SpA, 5.31%, 01/15/32, (3-mo. EURIBOR + 3.25%)(b)(d)	EUR100	118,847
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(h)	USD100	94,567
FirstCash, Inc., 5.63%, 01/01/30(a)	USD17	17,079
Goldstory SAS, 6.75%, 02/01/30(d)	EUR100	116,741
Home Depot, Inc.(The)
2.95%, 06/15/29	USD200	193,969
4.88%, 02/15/44	USD100	93,530
5.88%, 12/16/36	USD100	107,918
Lowe's Companies, Inc.
2.63%, 04/01/31	USD100	91,961
3.70%, 04/15/46	USD181	137,969
5.63%, 04/15/53(h)	USD32	31,159
Lowe's Cos., Inc., 4.50%, 10/15/32	USD187	186,175
McDonald's Corp.
3.63%, 05/01/43	USD615	485,300
4.60%, 05/15/30	USD118	120,046
Nordstrom, Inc., 4.25%, 08/01/31	USD25	23,121
Park River Holdings, Inc., 8.75%, 12/31/30(a)(h)	USD100	99,325
Starbucks Corp., 4.90%, 02/15/31(h)	USD126	129,573
Target Corp., 5.25%, 02/15/36	USD123	125,977
Walmart, Inc.
4.35%, 04/28/30	USD135	137,173
4.90%, 04/28/35	USD118	120,815
Security	Par (000)	Value
Retail (continued)
Yum! Brands, Inc., 4.75%, 01/15/30(a)	USD29	$28,929
		3,602,588
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/31	USD418	382,536
3.47%, 04/15/34	USD256	232,737
4.80%, 10/15/34	USD256	255,596
4.90%, 02/15/38	USD115	112,560
5.15%, 11/15/31	USD211	218,746
5.20%, 04/15/32	USD238	246,445
Foundry JV Holdco LLC, 5.90%, 01/25/33(a)	USD305	319,899
Intel Corp.
4.10%, 05/19/46	USD665	514,328
4.95%, 03/25/60	USD228	187,120
5.15%, 02/21/34(h)	USD100	101,265
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	USD40	41,345
Texas Instruments, Inc., 4.50%, 05/23/30	USD30	30,473
		2,643,050
Software — 0.8%
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	USD59	58,632
9.00%, 09/30/29(a)	USD107	108,046
CoreWeave, Inc.
9.00%, 02/01/31(a)	USD100	97,226
9.25%, 06/01/30(a)(h)	USD20	19,688
Fiserv, Inc., 4.20%, 10/01/28	USD285	284,858
IPD 3 BV, 5.50%, 06/15/31(d)	EUR200	236,265
Microsoft Corp.
2.68%, 06/01/60(h)	USD361	205,060
2.92%, 03/17/52	USD263	171,312
5.30%, 02/08/41	USD235	241,421
MSCI, Inc., 5.25%, 09/01/35	USD315	316,089
Open Text Corp., 3.88%, 02/15/28(a)	USD25	24,200
Oracle Corp.
2.88%, 03/25/31	USD201	180,573
3.80%, 11/15/37	USD200	161,035
4.00%, 11/15/47	USD500	342,554
4.10%, 03/25/61	USD124	79,589
5.50%, 09/27/64	USD122	96,694
5.95%, 09/26/55	USD700	617,241
6.00%, 08/03/55	USD15	13,129
6.10%, 09/26/65	USD320	278,794
6.13%, 08/03/65	USD139	121,273
6.90%, 11/09/52	USD400	392,389
Synopsys, Inc., 4.65%, 04/01/28	USD221	223,831
		4,269,899
Telecommunications — 1.2%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD100	103,874
AT&T, Inc.
3.50%, 09/15/53	USD171	114,219
3.65%, 09/15/59	USD565	372,811
3.80%, 12/01/57	USD145	99,816
3.85%, 06/01/60	USD61	41,779
4.50%, 03/09/48	USD13	10,678
5.45%, 03/01/47	USD110	103,690
6.05%, 08/15/56	USD268	268,225
Cas Capital No. 2 Ltd., 6.25%, , (5-year CMT + 2.53%)(b)(d)(f)	USD200	202,075
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD6	6,182
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems, Inc.
4.55%, 02/24/28	USD178	$180,831
5.90%, 02/15/39	USD219	235,578
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD110	110,004
5.88%, 11/01/29	USD65	65,612
6.75%, 05/01/29(a)	USD100	100,351
8.63%, 03/15/31(a)	USD50	52,275
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD50	51,525
7.00%, 03/31/34(a)	USD24	24,859
Motorola Solutions, Inc.
5.40%, 04/15/34	USD16	16,475
5.60%, 06/01/32	USD73	76,769
Rogers Communications, Inc., 7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD100	103,727
SoftBank Group Corp.
Series ., 5.88%, 07/10/31(d)	EUR100	122,016
Series ., 6.38%, 07/10/33(d)	EUR200	244,250
Telecom Argentina SA
8.50%, 01/20/36(a)(h)	USD26	26,146
9.25%, 05/28/33(a)	USD4	4,223
Telefonica Emisiones SA
4.38%, , (5-year EURIBOR ICE Swap + 1.84%)(b)(d)(f)	EUR100	118,710
4.67%, 03/06/38	USD150	136,753
4.88%, , (8-year EURIBOR ICE Swap + 2.13%)(b)(d)(f)	EUR100	118,151
T-Mobile USA, Inc.
2.70%, 03/15/32	USD122	109,704
3.60%, 11/15/60	USD314	207,544
3.88%, 04/15/30	USD163	160,207
5.20%, 01/15/33	USD34	34,936
5.80%, 09/15/62	USD163	159,793
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	99,783
Verizon Communications, Inc.
4.00%, 03/22/50	USD100	75,965
4.50%, 08/10/33	USD303	297,588
4.78%, 02/15/35	USD125	122,678
4.81%, 03/15/39	USD300	284,195
5.40%, 07/02/37	USD12	12,107
5.50%, 02/23/54(h)	USD100	95,716
5.88%, 11/30/55	USD364	359,309
6.00%, 11/30/65	USD231	228,510
7.75%, 12/01/30	USD104	119,264
Viasat, Inc., 5.63%, 04/15/27(a)	USD50	50,027
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	180,939
5.63%, 04/15/32(d)	EUR300	350,908
Vodafone Group PLC, 5.25%, 05/30/48	USD127	118,006
Windstream Services LLC, 7.50%, 10/15/33(a)	USD5	5,162
WOM Mobile SA, 11.00%, 04/01/31, (11 % Cash)(a)(g)	USD16	16,392
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (9.25 % Cash)(a)(g)	USD3	2,929
		6,203,266
Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43	USD110	97,656
5.50%, 03/15/55	USD100	98,478
Security	Par (000)	Value
Transportation (continued)
6.20%, 08/15/36	USD55	$60,969
Canadian Pacific Railway Co.
4.00%, 06/01/28	USD256	256,215
4.80%, 09/15/35	USD16	15,957
CSX Corp.
2.40%, 02/15/30	USD100	93,552
3.80%, 03/01/28	USD100	99,933
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP200	291,809
FedEx Corp., 2.40%, 05/15/31	USD144	131,342
Norfolk Southern Corp., 7.80%, 05/15/27	USD100	104,945
Union Pacific Corp.
3.84%, 03/20/60	USD100	72,502
3.95%, 09/10/28	USD100	100,209
4.50%, 01/20/33	USD106	106,857
United Parcel Service, Inc.
5.95%, 05/14/55	USD90	92,961
6.20%, 01/15/38	USD130	143,470
		1,766,855
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	USD100	100,096
Water — 0.0%
American Water Capital Corp., 2.95%, 09/01/27	USD60	59,236
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(d)	EUR100	118,274
		177,510
Total Corporate Bonds & Notes — 28.8% (Cost: $153,558,786)		154,604,506
Foreign Government Obligations
Argentina — 0.0%
Argentina Republic Government International Bonds
1.00%, 07/09/29(h)	USD2	1,853
2.50%, 07/09/41(b)(c)	USD18	13,050
4.75%, 07/09/35(c)(h)	USD36	27,936
		42,839
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)	USD13	13,923
Brazil — 0.2%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/26(k)	BRL2,078	386,019
0.00%, 07/01/26(k)	BRL453	81,515
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	BRL1,542	285,243
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/30	BRL311	263,186
		1,015,963
China — 0.0%
China Government Bonds, 2.11%, 08/25/34	CNY540	79,723
Colombia — 0.1%
Colombian TES
12.50%, 02/27/30	COP272,600	72,076
Series B, 5.75%, 11/03/27	COP1,045,500	255,184
Series B, 7.25%, 10/26/50	COP202,000	33,792

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia (continued)
Series B, 7.75%, 09/18/30	COP1,206,300	$270,171
		631,223
Czech Republic — 0.1%
Czech Republic Government Bonds
2.75%, 07/23/29	CZK7,240	343,543
4.20%, 12/04/36(d)	CZK430	20,500
4.50%, 11/11/32	CZK2,360	117,775
		481,818
Dominican Republic — 0.0%
Dominican Republic International Bonds, 10.50%, 03/15/37(a)	DOP8,000	137,981
Ecuador — 0.0%
Ecuador Government International Bonds
2.50%, 07/31/35(b)(c)(d)	USD9	8,235
5.50%, 07/31/40(b)(c)(d)	USD18	14,868
		23,103
Egypt — 0.1%
Egypt Government Bonds
23.38%, 08/26/28	EGP1,256	27,035
23.44%, 07/01/28	EGP351	7,566
24.44%, 08/05/28	EGP400	8,749
24.46%, 10/01/27	EGP1,743	37,602
Egypt Treasury Bills
0.00%, 05/05/26(k)	EGP3,450	69,127
0.00%, 06/23/26(k)	EGP4,300	83,721
		233,800
Ghana — 0.0%
Ghana Government International Bonds
5.00%, 07/03/35(a)(b)(c)	USD14	12,740
6.00%, 07/03/35(b)(c)(d)	USD9	8,190
		20,930
Hungary — 0.0%
Hungary Government Bonds, 7.00%, 10/24/35	HUF25,450	81,363
Hungary Government International Bonds, 4.00%, 07/25/29(d)	EUR11	13,406
		94,769
Indonesia — 0.2%
Indonesia Government International Bonds
2.85%, 02/14/30	USD400	378,400
3.05%, 03/12/51	USD400	258,000
Indonesia Treasury Bonds
6.63%, 05/15/33	IDR195,000	11,830
6.75%, 07/15/35	IDR225,000	13,780
7.00%, 05/15/27	IDR2,412,000	147,414
7.00%, 02/15/33	IDR291,000	17,971
8.25%, 06/15/32	IDR38,000	2,511
		829,906
Japan — 0.0%
Japan Government Thirty Year Bonds
2.30%, 12/20/54	JPY26,800	133,136
3.20%, 09/20/55	JPY14,400	86,614
		219,750
Lebanon — 0.0%
Lebanon Government International Bonds
6.25%, 11/04/24(d)(i)(j)	USD26	7,516
6.65%, 11/03/28(d)(i)(j)	USD28	8,098
6.85%, 03/23/27(d)(i)(j)	USD37	10,701
		26,315
Security	Par (000)	Value
Mexico — 0.7%
Mexican Bonos
7.00%, 09/03/26	MXN5,224	$298,860
7.50%, 05/26/33	MXN6,884	370,917
8.00%, 02/21/36	MXN1,966	105,874
8.50%, 03/01/29	MXN2,341	161,936
Series M 20, 8.50%, 05/31/29	MXN73	4,263
Mexico Government International Bonds
2.66%, 05/24/31	USD820	729,800
3.50%, 02/12/34	USD400	344,800
4.50%, 01/31/50	USD600	453,600
4.88%, 05/19/33	USD200	191,802
5.38%, 05/16/40	EUR100	117,883
6.35%, 02/09/35	USD241	250,640
6.88%, 05/13/37	USD224	237,664
7.38%, 05/13/55	USD200	214,800
		3,482,839
Panama — 0.1%
Panama Government International Bonds
3.88%, 03/17/28	USD400	394,100
4.50%, 04/01/56	USD400	295,550
		689,650
Peru — 0.1%
Peru Government International Bonds
3.55%, 03/10/51	USD436	303,238
7.60%, 08/12/39(a)	PEN0	28,077
7.60%, 08/12/39(d)	PEN219	71,500
		402,815
Philippines — 0.3%
Philippine Government Bonds, 6.00%, 08/20/30	PHP10,700	184,472
Philippines Government Bonds
6.25%, 02/28/29	PHP4,225	73,542
6.38%, 07/27/30	PHP6,270	109,699
6.38%, 04/28/35	PHP13,810	241,388
Philippines Government International Bonds
3.00%, 02/01/28	USD600	588,937
3.20%, 07/06/46	USD400	283,152
		1,481,190
Poland — 0.1%
Republic of Poland Government Bonds
2.00%, 08/25/36	PLN150	38,938
4.75%, 07/25/29	PLN342	98,634
5.00%, 01/25/30	PLN190	54,997
5.00%, 10/25/34	PLN392	110,565
5.00%, 10/25/35	PLN561	156,851
5.75%, 04/25/29	PLN609	180,842
		640,827
Romania — 0.0%
Romanian Government International Bonds
5.25%, 05/30/32(d)	EUR13	16,079
5.38%, 06/07/33(a)	EUR3	3,663
6.13%, 10/07/37(a)	EUR3	3,694
6.50%, 10/07/45(a)	EUR3	3,706
		27,142
South Africa — 0.3%
Republic of South Africa Government Bonds
7.00%, 02/28/31	ZAR9,102	553,319
8.00%, 01/31/30	ZAR6,574	417,993
8.50%, 01/31/37	ZAR5,480	341,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa (continued)
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(d)	USD200	$212,195
		1,525,180
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
4.00%, 04/15/28(d)	USD2	2,137
9.25%, 06/15/35(b)(c)(d)	USD10	8,168
		10,305
Thailand — 0.1%
Thailand Government Bonds
2.41%, 03/17/35	THB3,399	112,263
2.50%, 11/17/29	THB11,314	374,038
4.00%, 06/17/55	THB79	3,048
		489,349
Turkey — 0.0%
Turkiye Government Bonds
26.20%, 10/05/33	TRY620	13,444
30.00%, 09/12/29	TRY789	17,910
31.08%, 11/08/28	TRY825	18,979
		50,333
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(a)(b)(c)	USD1	631
6.00%, 02/01/29(b)(c)(d)	USD11	8,536
6.00%, 02/01/29(a)(b)(c)	USD13	10,088
6.00%, 02/01/36(b)(c)(d)	USD13	7,891
6.00%, 02/01/36(a)(b)(c)	USD2	1,214
7.75%, 02/01/35(a)(b)(c)	USD2	1,128
7.75%, 02/01/36(b)(c)(d)	USD23	12,845
		42,333
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	USD124	124,677
5.10%, 06/18/50	USD338	316,068
8.00%, 10/29/35	UYU1,699	45,894
9.75%, 07/20/33	UYU694	20,296
		506,935
Venezuela — 0.0%
Venezuela Government International Bonds
9.25%, 09/15/27(i)(j)	USD15	6,434
11.95%, 08/05/31(d)(i)(j)	USD35	15,295
		21,729
Total Foreign Government Obligations — 2.5% (Cost: $12,882,337)		13,222,670
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	$210	238,766
Los Angeles Community College District, Series E, 6.60%, 08/01/42	60	64,914
State of California GO, 4.60%, 04/01/38	450	457,536
State of California GO BAB, 7.55%, 04/01/39	155	186,342
University of California RB, Series AD, 4.86%, 05/15/12	62	51,371
		998,929
Security	Par (000)	Value
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project J, Series 2010-A, 6.64%, 04/01/57	$150	$162,006
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	410	419,762
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	240	239,479
New Jersey — 0.0%
New Jersey Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	193	229,077
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	155	167,795
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,226
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,297
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	27,905
Series 181, 4.96%, 08/01/46	105	98,044
		324,267
Ohio — 0.0%
American Municipal Power, Inc. RB, Series B, 8.08%, 02/15/50	185	231,603
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	51,258
State of Texas GO BAB, 5.52%, 04/01/39(h)	159	162,857
		214,115
Total Municipal Debt Obligations — 0.5% (Cost: $2,832,809)		2,819,238
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 61.8%
Federal Home Loan Mortgage Corp.
1.50%, 07/01/41	1,001	853,372
1.50%, 01/01/42	765	658,523
1.50%, 06/01/51	10	7,937
2.50%, 03/01/52	609	519,529
3.00%, 01/01/52	2,190	1,959,250
3.50%, 01/01/40	148	143,286
3.50%, 06/01/52	1,521	1,418,136
3.50%, 08/01/52	39	36,667
4.00%, 06/01/46	218	212,853
4.00%, 06/01/52	588	569,833
4.00%, 10/01/52	226	216,723
4.50%, 07/01/47	126	125,398
5.00%, 05/01/53	126	126,287
5.00%, 08/01/53	83	83,219
5.00%, 10/01/53	132	132,442
5.00%, 11/01/55	123	123,977
5.50%, 02/01/53	150	152,556
5.50%, 05/01/53	201	204,105
5.50%, 10/01/53	58	58,464
6.00%, 04/01/53	12	12,290

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/01/53	$268	$275,101
6.00%, 12/01/53	27	28,453
6.00%, 02/01/54	205	211,131
6.00%, 11/01/54	2,936	3,021,972
6.00%, 06/01/55	53	54,181
6.00%, 09/01/55	44	45,483
6.00%, 11/01/55	67	69,271
6.50%, 02/01/53	32	33,399
6.50%, 07/01/54	31	32,432
6.50%, 09/01/54	118	122,603
6.50%, 09/01/55	1,615	1,688,349
Federal National Mortgage Association
1.50%, 01/01/37	475	428,808
1.50%, 02/01/41	660	562,951
1.50%, 09/01/41	44	37,004
1.50%, 11/01/41(b)	58	48,841
1.50%, 11/01/41	73	60,526
1.50%, 01/01/42(b)	93	79,331
1.50%, 01/01/51	62	48,131
1.50%, 02/01/51	53	41,175
1.50%, 05/01/51(b)	566	438,891
1.50%, 06/01/51	27	20,789
2.00%, 02/01/37	225	207,811
2.00%, 04/01/37(b)	2,022	1,869,054
2.00%, 03/01/41	57	50,371
2.00%, 01/01/42	142	124,220
2.00%, 02/01/42	256	223,896
2.00%, 04/01/42	394	343,492
2.00%, 09/01/50	148	122,265
2.00%, 04/01/51	337	275,505
2.00%, 02/01/52(b)	459	375,125
2.00%, 03/01/52	6,474	5,267,691
2.00%, 06/01/52(b)	687	560,453
2.50%, 05/01/35	57	54,049
2.50%, 07/01/37(b)	902	853,703
2.50%, 02/17/41(l)	1,313	1,239,722
2.50%, 11/01/51	81	68,946
2.50%, 01/01/52	175	149,825
2.50%, 03/01/52	851	727,457
2.50%, 04/01/52	399	340,972
2.50%, 05/01/52	638	545,069
2.50%, 02/12/56(l)	9,433	8,005,797
3.00%, 11/01/34(b)	17	16,732
3.00%, 02/17/41(l)	687	659,699
3.00%, 02/01/50	581	521,524
3.00%, 11/01/50	197	178,383
3.00%, 12/01/51	238	213,478
3.50%, 02/15/40(l)	232	224,884
3.50%, 02/01/47(b)	37	35,675
3.50%, 01/01/50(b)	207	193,000
4.00%, 12/01/40	149	146,740
4.00%, 02/17/41(l)	233	229,802
4.00%, 03/01/50(b)	2,219	2,167,434
4.00%, 11/01/50(b)	75	73,215
4.00%, 04/01/53(b)	13	12,098
4.50%, 09/01/49(b)	51	51,486
4.50%, 09/01/52	1,443	1,419,247
4.50%, 03/01/53	16	15,524
5.00%, 07/01/47(b)	37	37,863
5.00%, 06/01/53	696	698,089
5.00%, 11/01/55(b)	2,022	2,038,493
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/01/53(b)	$134	$136,437
5.50%, 06/01/53	249	253,317
5.50%, 07/01/53(b)	307	314,911
5.50%, 08/01/53	186	188,632
5.50%, 06/01/54	227	230,013
5.50%, 01/01/55(b)	388	394,450
5.50%, 09/01/55(b)	2,969	3,031,306
5.81%, 06/01/31	20	20,784
6.00%, 05/01/53	82	84,168
6.00%, 12/01/53	207	212,201
6.00%, 08/01/54(b)	62	63,514
6.00%, 11/01/54	58	59,109
6.00%, 07/01/55	203	208,384
6.00%, 09/01/55	37	37,670
6.50%, 11/01/53	120	124,161
Government National Mortgage Association
2.00%, 08/20/51	250	208,187
2.00%, 01/20/52	1,552	1,291,553
2.00%, 04/20/52	700	582,959
2.00%, 02/15/56(l)	3,427	2,849,436
2.50%, 08/20/51	709	614,527
2.50%, 09/20/51	110	95,276
2.50%, 10/20/51	1,478	1,281,059
2.50%, 11/20/51	176	152,536
2.50%, 04/20/52	213	184,661
2.50%, 05/20/52	120	103,620
2.50%, 02/19/56(l)	3,304	2,861,318
3.00%, 06/20/50	57	51,444
3.00%, 11/20/51	131	118,743
3.00%, 04/20/52	64	57,961
3.00%, 05/20/52	1,002	905,589
3.00%, 02/19/56(l)	2,558	2,309,233
3.50%, 03/20/44	110	103,642
3.50%, 03/20/47	34	32,338
3.50%, 06/20/47	6	5,317
3.50%, 07/20/47	12	11,619
3.50%, 12/20/47	8	7,069
3.50%, 03/20/48	13	11,936
3.50%, 07/20/48	10	8,884
3.50%, 04/20/52	980	906,831
3.50%, 05/20/52	435	403,270
3.50%, 06/20/52	247	229,093
3.50%, 07/20/52	446	413,128
3.50%, 10/20/52	373	345,485
3.50%, 02/19/56(l)	545	499,192
4.00%, 07/20/43	25	23,972
4.00%, 02/20/48	68	65,649
4.00%, 08/20/52	787	750,446
4.00%, 12/20/52	127	120,968
4.00%, 05/20/53	41	39,220
4.00%, 02/15/56(l)	1,921	1,816,269
4.50%, 01/20/41	23	23,526
4.50%, 09/20/48	55	54,671
4.50%, 11/20/54	744	727,773
4.50%, 02/19/56(l)	2,502	2,442,875
5.00%, 11/20/52	957	963,533
5.00%, 09/20/54	739	740,059
5.00%, 02/19/56(l)	2,790	2,789,336
5.50%, 09/20/53	229	231,895
5.50%, 01/20/54	26	26,227
5.50%, 02/20/54	699	710,691
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/19/56(l)	$4,056	$4,100,303
6.00%, 12/20/53	946	971,054
6.00%, 02/19/56(l)	2,386	2,440,573
6.00%, 03/19/56(l)	1,800	1,834,701
6.50%, 02/15/55(l)	1,007	1,041,285
Uniform Mortgage-Backed Securities
1.50%, 02/17/41(l)	630	568,495
1.50%, 03/01/51(b)	35	27,101
1.50%, 05/01/51	22	17,091
1.50%, 04/01/52	394	305,409
2.00%, 12/01/35	156	144,130
2.00%, 05/01/36(b)	113	104,942
2.00%, 07/01/36(b)	176	163,064
2.00%, 03/01/37	120	110,843
2.00%, 02/17/41(l)	499	460,868
2.00%, 10/01/41	346	301,921
2.00%, 12/01/41(b)	846	739,504
2.00%, 02/01/42	593	516,177
2.00%, 04/01/42	882	769,298
2.00%, 09/01/50	515	424,119
2.00%, 11/01/50(b)	450	370,544
2.00%, 01/01/51	761	623,599
2.00%, 05/01/51	796	651,388
2.00%, 10/01/51	628	511,606
2.00%, 11/01/51	2,108	1,717,640
2.00%, 02/01/52(b)	304	246,844
2.00%, 02/01/52	151	123,555
2.00%, 03/01/52	1,768	1,439,015
2.00%, 04/01/52(b)	569	463,139
2.00%, 05/01/52	1,047	858,178
2.00%, 08/01/52	76	61,908
2.00%, 02/12/56(l)	6,769	5,489,909
2.50%, 02/01/35(b)	67	64,365
2.50%, 02/01/36	30	28,898
2.50%, 07/01/36	30	28,354
2.50%, 05/01/51	66	56,804
2.50%, 06/01/51(b)	591	506,141
2.50%, 09/01/51	583	498,744
2.50%, 10/01/51	4,855	4,153,422
2.50%, 11/01/51	770	668,830
2.50%, 12/01/51	93	79,209
2.50%, 01/01/52	603	519,459
2.50%, 03/01/52(b)	547	473,829
2.50%, 04/01/52	1,232	1,050,273
2.50%, 05/01/52	910	782,867
2.50%, 06/01/52	139	118,635
2.50%, 07/01/53(b)	119	101,591
3.00%, 02/01/29(b)	14	14,224
3.00%, 02/01/37	440	423,792
3.00%, 06/01/37	25	24,408
3.00%, 07/01/37	26	24,595
3.00%, 09/01/46	246	225,218
3.00%, 11/01/48	310	280,330
3.00%, 06/01/50	214	191,726
3.00%, 12/01/50(b)	313	283,922
3.00%, 11/01/51	62	55,255
3.00%, 12/01/51	261	236,556
3.00%, 01/01/52(b)	261	234,856
3.00%, 05/01/52	1,123	998,658
3.00%, 05/01/52(b)	163	145,550
3.00%, 07/01/52(b)	549	488,455
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/12/56(l)	$13,479	$11,944,916
3.50%, 01/01/34(b)	18	17,566
3.50%, 04/01/37	11	10,498
3.50%, 06/01/37	5	4,819
3.50%, 02/01/45	105	99,498
3.50%, 05/01/47(b)	9	8,622
3.50%, 10/01/47	60	56,041
3.50%, 09/01/49(b)	691	653,854
3.50%, 03/01/50	117	109,599
3.50%, 03/01/50(b)	344	319,524
3.50%, 02/01/51(b)	33	30,820
3.50%, 02/15/56(l)	51,565	47,689,233
3.50%, 03/12/56(l)	44,395	41,011,364
4.00%, 10/01/47	158	153,493
4.00%, 12/01/48	84	82,052
4.00%, 03/01/50	305	296,539
4.00%, 03/01/50(b)	155	151,054
4.00%, 08/01/51	355	343,706
4.00%, 02/12/56(l)	399	381,017
4.50%, 02/15/40(l)	1,185	1,185,990
4.50%, 07/01/48	108	107,898
4.50%, 12/01/48	137	136,693
4.50%, 01/01/49	107	107,464
4.50%, 10/01/50(b)	108	107,802
4.50%, 09/01/53(b)	213	212,056
4.50%, 02/15/56(l)	8,579	8,404,132
4.50%, 03/12/56(l)	200	195,697
5.00%, 06/01/50(b)	54	55,305
5.00%, 07/01/53	220	222,244
5.00%, 11/01/53(b)	74	73,823
5.00%, 11/01/53	687	689,406
5.00%, 03/01/54(b)	91	91,445
5.00%, 02/12/56(l)	19,348	19,342,670
5.50%, 11/01/52	118	119,935
5.50%, 05/01/53	61	62,353
5.50%, 06/01/53	61	62,019
5.50%, 07/01/53	214	219,174
5.50%, 08/01/53(b)	8	8,371
5.50%, 08/01/53	281	287,222
5.50%, 09/01/53	482	489,865
5.50%, 11/01/53	27	27,856
5.50%, 03/01/54(b)	112	114,209
5.50%, 08/01/54(b)	449	456,168
5.50%, 01/01/55	450	459,216
5.50%, 02/15/56(l)	54,450	55,207,391
6.00%, 11/01/52	78	80,410
6.00%, 12/01/52	52	53,883
6.00%, 01/01/53	109	112,536
6.00%, 06/01/53	23	23,851
6.00%, 08/01/53	75	77,235
6.00%, 09/01/53(b)	110	114,103
6.00%, 11/01/53	88	90,649
6.00%, 12/01/53	204	212,427
6.00%, 01/01/54(b)	56	57,673
6.00%, 03/01/54	193	198,105
6.00%, 04/01/54	161	166,231
6.00%, 05/01/54	121	124,894
6.00%, 06/01/54	242	248,589
6.00%, 08/01/54	80	82,144
6.00%, 02/01/55	76	78,310
6.00%, 04/01/55	79	81,847

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/01/55	$168	$173,143
6.00%, 08/01/55	1,015	1,040,954
6.00%, 02/15/56(l)	12,713	13,017,851
6.50%, 11/01/52	23	24,247
6.50%, 12/01/52	14	14,339
6.50%, 01/01/53	56	57,904
6.50%, 05/01/53	153	159,391
6.50%, 08/01/53	216	224,801
6.50%, 09/01/53	71	74,103
6.50%, 06/01/54	78	81,229
6.50%, 07/01/54	130	135,083
6.50%, 08/01/55	233	240,758
6.50%, 09/01/55	565	584,476
6.50%, 02/15/56(l)	3,240	3,355,172
		331,988,657
U.S. Government Obligations — 17.8%
U.S. Treasury Inflation Indexed Note, 1.63%, 04/15/30	6,062	6,153,017
U.S. Treasury Note/Bond
0.38%, 09/30/27	454	430,761
0.50%, 02/28/26	278	277,154
0.50%, 05/31/27	823	791,365
0.50%, 08/31/27	659	628,598
0.63%, 07/31/26	886	872,494
0.75%, 05/31/26	306	303,095
1.13%, 08/31/28	343	322,433
1.13%, 08/15/40	1,145	716,457
1.25%, 03/31/28	257	244,973
1.25%, 05/31/28	489	463,939
1.25%, 09/30/28	174	164,039
1.25%, 05/15/50	500	238,711
1.38%, 11/15/40	1,145	740,931
1.50%, 11/30/28	1,144	1,079,963
1.50%, 02/15/30	236	216,650
1.88%, 11/15/51	0 (m)	165
2.00%, 11/15/26	623	615,320
2.25%, 08/15/27	203	199,440
2.38%, 05/15/27	203	200,346
2.38%, 03/31/29	601	578,603
2.63%, 05/31/27	920	909,075
2.63%, 07/31/29	1,016	981,670
2.75%, 08/15/32	678	629,825
2.88%, 04/30/29	514	502,054
2.88%, 05/15/32	45	42,284
3.13%, 08/31/29	800	785,089
3.25%, 06/30/27	859	855,712
3.25%, 06/30/29	1,048	1,034,845
3.25%, 05/15/42	1,470	1,221,191
3.38%, 09/15/27	1	997
3.50%, 09/30/27	15	14,992
3.50%, 01/31/30	767	760,660
3.63%, 05/31/28	1,659	1,661,569
3.63%, 12/31/30	501	497,047
3.63%, 09/30/31	969	955,790
3.63%, 02/15/53	369	297,048
3.63%, 05/15/53	185	148,596
3.75%, 04/15/28	42	42,169
3.75%, 05/15/28	29	29,119
3.75%, 12/31/28	721	723,873
3.75%, 05/31/30	913	912,822
3.75%, 11/30/32	79	77,729
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 05/31/27	$70	$70,304
3.88%, 11/30/27	914	919,391
3.88%, 07/15/28	7	7,049
3.88%, 11/30/29	624	627,681
3.88%, 04/30/30	2	2,010
3.88%, 12/31/32	90	89,198
3.88%, 08/15/34	3	2,938
3.88%, 02/15/43(n)	1,782	1,597,605
4.00%, 01/15/27	473	474,434
4.00%, 12/15/27	16,367	16,501,213
4.00%, 02/29/28	615	620,501
4.00%, 02/28/30	2,849	2,877,824
4.00%, 05/31/30	12,677	12,802,284
4.00%, 06/30/32	58	58,084
4.00%, 07/31/32	17	17,015
4.00%, 02/15/34	919	911,588
4.00%, 11/15/35	39	38,202
4.00%, 11/15/52	0 (m)	259
4.13%, 02/28/27	1,466	1,474,732
4.13%, 09/30/27	2,415	2,437,735
4.13%, 10/31/27	596	601,797
4.13%, 10/31/31	10	10,112
4.13%, 02/29/32	17	17,165
4.13%, 03/31/32	18	18,172
4.13%, 08/15/44	826	755,064
4.25%, 12/31/26	21	21,126
4.25%, 03/15/27	473	476,062
4.25%, 01/15/28	28	28,367
4.25%, 01/31/30	1	1,020
4.25%, 06/30/31	658	670,389
4.25%, 11/15/34	303	304,397
4.25%, 05/15/35	45	45,098
4.25%, 08/15/35	41	41,038
4.38%, 07/31/26	30	30,105
4.38%, 12/15/26	785	790,364
4.38%, 02/15/38	3,250	3,258,887
4.50%, 03/31/26	600	600,666
4.50%, 07/15/26	983	987,159
4.50%, 04/15/27	1,644	1,662,238
4.50%, 05/15/27	8	8,095
4.50%, 12/31/31	263	270,488
4.63%, 02/28/26	29	29,017
4.63%, 03/15/26	498	498,416
4.63%, 06/15/27	4	4,057
4.63%, 09/30/28	446	457,673
4.63%, 02/15/35(n)	15	15,472
4.63%, 11/15/44	115	112,206
4.63%, 02/15/55	150	143,695
4.75%, 11/15/43	6,171	6,145,930
4.75%, 11/15/53	6,150	6,007,541
4.75%, 05/15/55(n)	456	445,811
4.88%, 04/30/26	535	536,455
4.88%, 05/31/26	28	28,100
4.88%, 10/31/30	861	900,974
		95,775,813
Total U.S. Government & Agency Obligations — 79.6% (Cost: $426,423,965)		427,764,470
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Floating Rate Loan Interests(b)
Office & Business Equipment — 0.0%
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.67%, 11/19/29	$18	$13,873
Total Floating Rate Loan Interests — 0.0% (Cost: $15,052)		13,873
	Shares
Common Stocks
Banks — 0.1%
Citigroup, Inc.	75	8,678
Comerica, Inc.	69	6,118
Eagle Bancorp., Inc.	177	4,737
First Citizens BancShares, Inc./NC, Class A	27	55,878
First Horizon Corp.	1,232	30,172
Flagstar Bank NA	8,043	106,329
		211,912
Capital Markets — 0.0%
Wealthfront Corp., NVS(h)(j)	1,619	14,053
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(j)	2,180	19,228
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A	371	20,475
Entertainment — 0.0%
Walt Disney Co.(The)	148	16,694
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(j)	750	15,525
Genius Sports Ltd.(j)	2,724	23,699
Six Flags Entertainment Corp.(j)	1,069	19,253
		58,477
Household Durables — 0.0%
Century Communities, Inc.	381	23,995
M/I Homes, Inc.(j)	96	12,835
Meritage Homes Corp.	306	21,270
Tri Pointe Homes, Inc.(j)	668	22,278
		80,378
Media — 0.0%
AMC Networks, Inc., Class A(j)	1,127	8,689
EchoStar Corp., Class A(h)(j)	435	49,251
		57,940
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	3,372	14,095
Trading Companies & Distributors — 0.0%
QXO, Inc.(j)	1,044	23,156
Total Common Stocks — 0.1% (Cost $483,106)		516,408
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(h)(o)	122,438	$9,932,171
Total Investment Companies — 1.9% (Cost $9,857,741)		9,932,171
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(h)(p)	250	18,680
Total Preferred Stocks — 0.0% (Cost $12,500)		18,680
Total Long-Term Investments — 143.6% (Cost: $767,097,942)		770,899,557
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(o)(q)	16,622,909	16,631,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(o)(q)(r)	15,119,967	15,119,967
Total Short-Term Securities — 5.9% (Cost: $31,751,187)		31,751,187
Options Purchased — 0.0% (Cost: $79,082)		18,963
Total Investments Before TBA Sales Commitments and Options Written — 149.5% (Cost: $798,928,211)		802,669,707
Par (000)
TBA Sales Commitments(l)
Mortgage-Backed Securities — (29.1)%
Government National Mortgage Association
2.00%, 02/15/56	(770)	(640,229)
2.50%, 02/19/56	(896)	(775,951)
3.00%, 02/19/56	(117)	(105,622)
3.50%, 02/19/56	(355)	(325,162)
4.00%, 02/15/56	(854)	(807,441)
4.50%, 02/19/56	(745)	(727,395)
5.00%, 02/19/56	(789)	(788,812)
5.50%, 02/19/56	(1,018)	(1,029,119)
6.00%, 02/19/56	(2,824)	(2,888,590)
6.50%, 02/15/55	(27)	(27,919)
Uniform Mortgage-Backed Securities
1.50%, 02/17/41	(475)	(428,627)
2.00%, 02/17/41	(368)	(339,879)
2.00%, 02/12/56	(2,699)	(2,188,989)
2.50%, 02/17/41	(918)	(866,767)
2.50%, 02/12/56	(4,353)	(3,694,272)
3.00%, 02/17/41	(449)	(431,157)
3.00%, 02/12/56	(704)	(623,876)
3.50%, 02/15/40	(151)	(146,368)
3.50%, 02/15/56	(50,749)	(46,934,570)
4.00%, 02/17/41	(151)	(148,928)
4.00%, 02/12/56	(2,282)	(2,179,152)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/15/40	(20)	$(20,017)
4.50%, 02/15/56	(6,948)	(6,806,377)
5.00%, 02/12/56	(40,482)	(40,470,847)
5.00%, 03/15/56	(14,200)	(14,176,119)
5.50%, 02/15/56	(12,836)	(13,014,555)
6.00%, 02/15/56	(5,994)	(6,137,250)
6.50%, 03/15/55	(3,000)	(3,107,227)
6.50%, 02/15/56	(6,188)	(6,407,964)
Total TBA Sales Commitments — (29.1)% (Proceeds: $(156,263,854))		(156,239,181)
Options Written — (0.2%) (Premiums Received: $(997,866))		(893,873)
Total Investments, Net of TBA Sales Commitments and Options Written — 120.2% (Cost: $641,666,491)		645,536,653
Liabilities in Excess of Other Assets — (20.2)%		(108,472,927)
Net Assets — 100.0%		$537,063,726

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	All or a portion of this security is on loan.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Zero-coupon bond.
(l)	Represents or includes a TBA transaction.
(m)	Rounds to less than 1,000.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Affiliate of the Fund.
(p)	Convertible security.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,402,822	$12,228,268 (a)	$—	$130	$—	$16,631,220	16,622,909	$327,098	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,387	12,496,580 (a)	—	—	—	15,119,967	15,119,967	12,305 (b)	—
iShares iBoxx $ High Yield Corporate Bond ETF	837,560	10,823,558	(1,811,373)	9,386	73,040	9,932,171	122,438	75,469	—
				$9,516	$73,040	$41,683,358		$414,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	29	03/16/26	$2,204	$(9,074)
3-Year Australian Treasury Bonds	74	03/16/26	5,399	(13,786)
10-Year U.S. Treasury Note	11	03/20/26	1,229	114
10-Year U.S. Ultra Long Treasury Note	69	03/20/26	7,870	(1,827)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long U.S. Treasury Bond	89	03/20/26	$10,218	$(52,126)
Ultra U.S. Treasury Bond	127	03/20/26	14,863	(107,349)
2-Year U.S. Treasury Note	223	03/31/26	46,489	(30,962)
5-Year U.S. Treasury Note	385	03/31/26	41,929	(44,678)
30-day Federal Funds	1	07/31/26	402	(272)
3-mo. SOFR	3	09/15/26	724	(529)
3-mo. SOFR	310	03/16/27	75,036	(20,693)
3-mo. SOFR	29	03/14/28	7,010	(732)
3-mo. SOFR	29	03/20/29	6,993	(1,812)
				(283,726)
Short Contracts
Euro BOBL	11	03/06/26	1,520	(2,667)
Euro Bund	4	03/06/26	608	251
Euro BUXL	2	03/06/26	260	2,250
E-Mini Russell 2000 Index	3	03/20/26	394	(7,710)
				(7,876)
				$(291,602)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	554,860	USD	99,411	Barclays Bank PLC	02/03/26	$6,021
BRL	239,520	USD	44,622	BNP Paribas SA	02/03/26	890
BRL	2,066,642	USD	367,488	Citibank N.A.	02/03/26	25,204
BRL	872,680	USD	161,500	Goldman Sachs & Co.	02/03/26	4,322
USD	106,090	BRL	554,860	Barclays Bank PLC	02/03/26	658
USD	45,796	BRL	239,520	BNP Paribas SA	02/03/26	284
USD	1,556,085	BRL	8,120,410	Citibank N.A.	02/03/26	13,087
USD	166,857	BRL	872,680	Goldman Sachs & Co.	02/03/26	1,035
COP	456,962,442	USD	123,207	Citibank N.A.	02/12/26	184
CLP	245,138,605	USD	273,068	Goldman Sachs & Co.	02/25/26	7,405
COP	606,452,579	USD	160,399	Morgan Stanley & Co. International PLC	02/25/26	2,949
CZK	8,865,625	USD	426,183	Barclays Bank PLC	02/25/26	5,680
HUF	49,644,783	USD	149,392	Morgan Stanley & Co. International PLC	02/25/26	4,629
IDR	9,870,164,772	USD	586,365	Citibank N.A.	02/25/26	1,898
JPY	12,961,529	USD	83,000	Citibank N.A.	02/25/26	910
KRW	188,186,297	USD	129,263	Barclays Bank PLC	02/25/26	550
MXN	12,089,751	USD	671,632	Morgan Stanley & Co. International PLC	02/25/26	18,849
MYR	2,729,145	USD	673,444	Barclays Bank PLC	02/25/26	19,362
PHP	1,470,122	USD	24,808	Barclays Bank PLC	02/25/26	126
PLN	2,062,539	USD	571,566	Morgan Stanley & Co. International PLC	02/25/26	8,896
USD	82,367	EUR	69,000	Citibank N.A.	02/25/26	493
USD	112,000	MXN	1,951,902	Barclays Bank PLC	02/25/26	521
USD	112,000	MXN	1,937,600	Morgan Stanley & Co. International PLC	02/25/26	1,338
USD	84,465	PEN	284,343	Goldman Sachs & Co.	02/25/26	116
USD	112,000	SGD	141,796	JPMorgan Chase Bank N.A.	02/25/26	362
USD	4,000	ZAR	63,603	Barclays Bank PLC	02/25/26	69
ZAR	5,462,745	USD	331,941	BNP Paribas SA	02/25/26	5,678
ZAR	2,207,984	USD	134,197	Morgan Stanley & Co. International PLC	02/25/26	2,265
MXN	171,356	USD	9,459	Goldman Sachs & Co.	02/26/26	326

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,120	IDR	803,887,221	Morgan Stanley & Co. LLC	02/26/26	$210
USD	46,652	PEN	157,040	Citibank N.A.	02/26/26	67
USD	598,057	BRL	3,128,017	Citibank N.A.	03/03/26	7,436
BRL	1,140,772	USD	212,000	Citibank N.A.	03/18/26	2,637
BRL	5,191,178	USD	934,001	Goldman Sachs & Co.	03/18/26	42,725
EUR	530,000	USD	627,544	Barclays Bank PLC	03/18/26	1,966
JPY	156,444,075	USD	1,012,067	Morgan Stanley & Co. International PLC	03/18/26	2,545
MXN	2,791,275	USD	159,000	Barclays Bank PLC	03/18/26	101
MXN	12,907,572	USD	700,501	Goldman Sachs & Co.	03/18/26	35,222
USD	8,363	AUD	12,000	Morgan Stanley & Co. International PLC	03/18/26	8
USD	16,756	EUR	14,000	Citibank N.A.	03/18/26	127
USD	85,733	EUR	72,000	Morgan Stanley & Co. International PLC	03/18/26	215
USD	59,085	JPY	9,083,000	Morgan Stanley & Co. International PLC	03/18/26	178
ZAR	2,587,725	USD	159,000	Bank of America N.A.	03/18/26	687
ZAR	12,012,356	USD	700,501	Citibank N.A.	03/18/26	40,774
IDR	4,119,430,000	USD	245,000	JPMorgan Chase Bank N.A.	03/25/26	295
EGP	2,710,033	USD	55,138	Citibank N.A.	04/20/26	355
IDR	1,435,880,156	USD	84,285	BNP Paribas SA	04/27/26	1,116
IDR	956,762,234	USD	56,736	Citibank N.A.	04/27/26	169
IDR	547,676,121	USD	32,185	UBS AG	04/27/26	389
USD	42,247	CNH	292,652	Morgan Stanley & Co. International PLC	04/27/26	5
USD	38,971	CNH	269,714	UBS AG	04/27/26	40
USD	119,837	COP	450,955,791	Goldman Sachs & Co.	04/27/26	27
USD	191,603	MXN	3,371,590	Morgan Stanley & Co. International PLC	04/27/26	169
USD	108,724	PEN	365,468	Morgan Stanley & Co. LLC	04/27/26	447
USD	89,219	THB	2,766,236	Goldman Sachs & Co.	04/27/26	804
USD	411,228	THB	12,737,544	UBS AG	04/27/26	4,112
USD	6,056	TRY	280,254	Barclays Bank PLC	04/27/26	5
BRL	167,107	USD	30,275	BNP Paribas SA	06/02/26	628
USD	40,867	COP	154,518,773	Citibank N.A.	07/07/26	508
USD	38,766	COP	147,213,444	JPMorgan Chase Bank N.A.	07/07/26	315
NGN	54,702,619	USD	36,621	Citibank N.A.	07/28/26	595
MXN	680,500	USD	37,044	Goldman Sachs & Co.	08/18/26	1,170
MXN	3,471,899	USD	184,375	Morgan Stanley & Co. International PLC	08/18/26	10,593
						290,747
BRL	827,179	USD	158,157	Barclays Bank PLC	02/03/26	$(981)
BRL	61,543	USD	11,767	BNP Paribas SA	02/03/26	(73)
BRL	8,609,564	USD	1,649,850	Citibank N.A.	02/03/26	(13,906)
BRL	277,643	USD	53,086	Morgan Stanley & Co. LLC	02/03/26	(329)
USD	152,878	BRL	827,179	Barclays Bank PLC	02/03/26	(4,298)
USD	11,590	BRL	61,543	BNP Paribas SA	02/03/26	(104)
USD	455,734	BRL	2,555,796	Citibank N.A.	02/03/26	(29,905)
USD	51,028	BRL	277,643	Morgan Stanley & Co. International PLC	02/03/26	(1,728)
USD	18,472	TRY	835,236	Goldman Sachs & Co.	02/04/26	(720)
BRL	374,594	USD	72,000	Goldman Sachs & Co.	02/25/26	(1,181)
CLP	23,508,900	USD	27,000	Citibank N.A.	02/25/26	(103)
CNH	3,927,469	USD	564,953	Goldman Sachs & Co.	02/25/26	(24)
COP	164,359,436	GBP	32,690	Morgan Stanley & Co. International PLC	02/25/26	(460)
COP	400,248,000	USD	108,000	Citibank N.A.	02/25/26	(193)
EUR	21,462	HUF	8,344,665	Goldman Sachs & Co.	02/25/26	(423)
HUF	30,948,432	USD	97,000	Barclays Bank PLC	02/25/26	(984)
INR	68,849,479	USD	762,914	BNP Paribas SA	02/25/26	(13,155)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	38,755,910	USD	27,000	Citibank N.A.	02/25/26	$(266)
KRW	41,630,167	USD	29,000	Goldman Sachs & Co.	02/25/26	(283)
PEN	282,088	USD	84,465	Citibank N.A.	02/25/26	(785)
THB	17,110,506	USD	548,491	UBS AG	02/25/26	(3,898)
USD	48,521	AUD	72,298	Barclays Bank PLC	02/25/26	(1,821)
USD	32,860	COP	124,240,374	Morgan Stanley & Co. International PLC	02/25/26	(604)
USD	209,066	EUR	178,696	Citibank N.A.	02/25/26	(2,971)
USD	33,720	JPY	5,306,650	Morgan Stanley & Co. International PLC	02/25/26	(634)
USD	97,000	MYR	382,423	Barclays Bank PLC	02/25/26	(80)
USD	24,808	PHP	1,465,161	JPMorgan Chase Bank N.A.	02/25/26	(42)
USD	86,796	SGD	111,248	UBS AG	02/25/26	(791)
USD	19,090	TRY	849,457	Barclays Bank PLC	02/25/26	(114)
USD	81,000	ZAR	1,336,767	Morgan Stanley & Co. International PLC	02/25/26	(1,617)
ZAR	1,242,226	USD	77,000	Citibank N.A.	02/25/26	(226)
ZAR	63,477	USD	4,000	JPMorgan Chase Bank N.A.	02/25/26	(77)
PEN	182,380	USD	54,328	Barclays Bank PLC	02/26/26	(227)
USD	154,465	COP	600,119,612	Citibank N.A.	02/26/26	(7,147)
USD	357,910	CZK	7,439,977	Goldman Sachs & Co.	02/26/26	(4,511)
USD	39,987	EUR	34,177	BNP Paribas SA	02/26/26	(569)
USD	116,202	EUR	99,354	Morgan Stanley & Co. International PLC	02/26/26	(1,695)
USD	137,331	MXN	2,487,804	Morgan Stanley & Co. International PLC	02/26/26	(4,742)
USD	52,916	PEN	178,470	Barclays Bank PLC	02/26/26	(25)
USD	106,550	PLN	386,482	Goldman Sachs & Co.	02/26/26	(2,218)
USD	348,420	ZAR	5,951,716	Goldman Sachs & Co.	02/26/26	(19,392)
BRL	2,943,932	USD	562,861	Citibank N.A.	03/03/26	(6,998)
BRL	140,670	USD	27,000	Goldman Sachs & Co.	03/03/26	(439)
USD	54,645	BRL	308,266	Barclays Bank PLC	03/03/26	(3,560)
BRL	1,381,340	USD	264,000	Goldman Sachs & Co.	03/18/26	(4,099)
COP	908,109,000	USD	246,000	JPMorgan Chase Bank N.A.	03/18/26	(2,434)
JPY	13,733,505	USD	89,276	UBS AG	03/18/26	(208)
MXN	4,712,048	USD	274,000	Morgan Stanley & Co. International PLC	03/18/26	(5,417)
USD	21,248	AUD	32,000	BNP Paribas SA	03/18/26	(1,033)
USD	166,326	AUD	250,000	UBS AG	03/18/26	(7,743)
USD	8,122,196	EUR	6,874,000	BNP Paribas SA	03/18/26	(42,416)
USD	271,551	EUR	232,000	Citibank N.A.	03/18/26	(4,007)
USD	11,486,520	EUR	9,794,000	Morgan Stanley & Co. International PLC	03/18/26	(146,331)
USD	854,728	EUR	725,000	UBS AG	03/18/26	(6,393)
USD	1,416,858	GBP	1,058,000	Morgan Stanley & Co. International PLC	03/18/26	(30,778)
USD	554,409	GBP	416,000	UBS AG	03/18/26	(14,794)
USD	294,862	JPY	45,617,000	BNP Paribas SA	03/18/26	(986)
USD	791,038	JPY	122,489,000	Goldman Sachs & Co.	03/18/26	(3,360)
USD	142,823	JPY	22,484,000	Morgan Stanley & Co. International PLC	03/18/26	(2,997)
USD	57,643	JPY	9,075,000	UBS AG	03/18/26	(1,212)
USD	71,222	MXN	1,294,000	Morgan Stanley & Co. International PLC	03/18/26	(2,535)
USD	52,088	PHP	3,105,720	Bank of America N.A.	03/18/26	(548)
USD	390,853	SGD	501,000	Citibank N.A.	03/18/26	(4,161)
ZAR	3,873,637	USD	246,000	Morgan Stanley & Co. International PLC	03/18/26	(6,960)
USD	233,060	MXN	4,152,399	Morgan Stanley & Co. International PLC	03/23/26	(3,510)
USD	104,216	BRL	582,070	Citibank N.A.	04/02/26	(4,917)
USD	188,202	BRL	1,052,000	Goldman Sachs & Co.	04/02/26	(9,038)
ARS	25,243,845	USD	16,279	Citibank N.A.	04/23/26	(1,409)
PEN	273,567	USD	81,350	Barclays Bank PLC	04/27/26	(300)
TRY	1,125,919	USD	24,330	Barclays Bank PLC	04/27/26	(19)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	189,413	COP	713,850,728	Morgan Stanley & Co. LLC	04/27/26	$(243)
USD	115,723	CZK	2,391,965	Morgan Stanley & Co. International PLC	04/27/26	(882)
USD	78,851	HUF	25,876,188	UBS AG	04/27/26	(1,120)
USD	224,950	IDR	3,812,769,430	BNP Paribas SA	04/27/26	(1,822)
USD	100,423	IDR	1,704,266,158	Goldman Sachs & Co.	04/27/26	(942)
USD	623,009	MXN	10,975,978	Morgan Stanley & Co. International PLC	04/27/26	(191)
USD	282,507	PHP	16,734,041	Barclays Bank PLC	04/27/26	(681)
USD	274,036	PHP	16,292,565	Citibank N.A.	04/27/26	(1,681)
USD	502,209	PLN	1,798,230	BNP Paribas SA	04/27/26	(3,872)
USD	28,003	PLN	100,917	Morgan Stanley & Co. International PLC	04/27/26	(398)
USD	6,649	UYU	255,654	Citibank N.A.	04/27/26	(59)
USD	14,898	UYU	571,255	Goldman Sachs & Co.	04/27/26	(92)
USD	625,320	ZAR	10,188,920	Goldman Sachs & Co.	04/28/26	(1,571)
USD	295,737	ZAR	4,845,678	Morgan Stanley & Co. International PLC	04/28/26	(2,401)
PEN	374,517	USD	112,000	Citibank N.A.	05/04/26	(1,058)
USD	74,045	BRL	412,611	Citibank N.A.	06/02/26	(2,258)
USD	20,509	COP	79,050,291	Barclays Bank PLC	07/07/26	(139)
USD	7,740	COP	29,812,902	BNP Paribas SA	07/07/26	(47)
USD	62,940	COP	244,508,218	Citibank N.A.	07/07/26	(924)
						(462,285)
						$(171,538)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Long Bond Future	1	02/20/26	USD	117.00	USD	115	$344
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Citibank N.A.	02/25/26	USD	1.20	EUR	67	$304
USD Currency	UBS AG	04/27/26	BRL	5.45	USD	143	2,476
							$2,780
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	Price	Amount (000)		Value
Put
Buy Protection 5-Year Credit Default Swap, 12/20/30	5.00%	ITRAXX.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	02/18/26	—	EUR 262.50	EUR	225	$465
Buy Protection 5-Year Credit Default Swap, 12/20/30	5.00%	ITRAXX.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	03/18/26	—	EUR 262.50	EUR	233	1,266
										$1,731
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/07/36	1-day SOFR	Annual	3.57%	Annual	Citibank N.A.	02/05/26	3.57	USD	482	$—
30-Year Interest Rate Swap, 02/07/56	1-day SOFR	Annual	3.77%	Annual	Citibank N.A.	02/05/26	3.77	USD	321	—
30-Year Interest Rate Swap, 05/02/56	1-day SOFR	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55	USD	2,396	2,346
30-Year Interest Rate Swap, 05/02/56	1-day SOFR	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55	USD	2,000	1,958
1-Year Interest Rate Swap, 06/10/27	1-day SOFR	Annual	3.00%	Annual	Goldman Sachs Inter- national	06/08/26	3.00	USD	19,870	9,804
										$14,108
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	121	02/20/26	USD	82.00	USD	982	$(289)
iShares iBoxx $ High Yield Corporate Bond ETF	182	03/20/26	USD	81.00	USD	1,476	(6,989)
							(7,278)
Put
iShares iBoxx $ High Yield Corporate Bond ETF	121	02/20/26	USD	78.00	USD	982	(623)
							$(7,901)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Citibank N.A.	02/25/26	USD	1.22	EUR	133	$(208)
EUR Currency	Bank of America N.A.	02/27/26	USD	1.22	EUR	976	(1,886)
USD Currency	Bank of America N.A.	02/27/26	CAD	1.37	USD	1,169	(4,109)
USD Currency	Bank of America N.A.	03/18/26	BRL	5.70	USD	1,146	(3,299)
USD Currency	Bank of America N.A.	03/18/26	ZAR	17.00	USD	1,133	(5,348)
USD Currency	Bank of America N.A.	03/18/26	CLP	920.00	USD	802	(2,683)
USD Currency	Barclays Bank PLC	03/18/26	MXN	18.50	USD	1,146	(2,666)
USD Currency	UBS AG	04/27/26	BRL	5.70	USD	214	(1,629)
							(21,828)
Put
EUR Currency	Bank of America N.A.	02/27/26	USD	1.18	EUR	976	(6,476)
USD Currency	Bank of America N.A.	02/27/26	CAD	1.34	USD	1,169	(2,101)
USD Currency	Bank of America N.A.	03/04/26	BRL	5.29	USD	1,844	(24,186)
USD Currency	Bank of America N.A.	03/12/26	BRL	5.25	USD	1,272	(12,478)
USD Currency	Bank of America N.A.	03/12/26	ZAR	16.35	USD	954	(20,391)
USD Currency	Bank of America N.A.	03/12/26	MXN	17.65	USD	954	(14,905)
USD Currency	Bank of America N.A.	03/18/26	BRL	5.30	USD	1,146	(17,552)
USD Currency	Bank of America N.A.	03/18/26	ZAR	16.00	USD	1,133	(11,959)
USD Currency	Barclays Bank PLC	03/18/26	MXN	17.40	USD	1,146	(9,708)
							(119,756)
							$(141,584)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	Price	Amount (000)		Value
Put
Sold Protection 5-Year Credit Default Swap, 12/20/30	ITRAXX.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	02/18/26	N/A	EUR 287.50	EUR	169	$(164)
Sold Protection 5-Year Credit Default Swap, 12/20/30	ITRAXX.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	03/18/26	N/A	EUR 287.50	EUR	350	(1,104)
										$(1,268)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 02/19/36	3.60%	Annual	1-day SOFR	Annual	Bank of America N.A.	02/17/26	3.60	USD	1,115	$(182)
30-Year Interest Rate Swap, 04/23/56	4.30%	Annual	1-day SONIA	Annual	Goldman Sachs Inter- national	04/23/26	4.30	GBP	332	(2,904)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR	Annual	Bank of America N.A.	04/30/26	3.25	USD	2,396	(583)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR	Annual	Bank of America N.A.	04/30/26	3.25	USD	2,000	(487)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR	Annual	Goldman Sachs Inter- national	06/08/26	2.50	USD	19,870	(2,374)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR	Annual	Citibank N.A.	12/16/26	3.20	USD	839	(3,351)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(40,664)
10-Year Interest Rate Swap, 11/28/37	3.86%	Annual	1-day SOFR	Annual	Bank of America N.A.	11/26/27	3.86	USD	615	(13,869)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	(63,003)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	(89,447)
										(216,864)
Put
10-Year Interest Rate Swap, 02/04/36	1-day SOFR	Annual	3.96%	Annual	Bank of America N.A.	02/02/26	3.96	USD	988	(52)
30-Year Interest Rate Swap, 02/04/56	1-day SOFR	Annual	4.30%	Annual	Goldman Sachs Inter- national	02/02/26	4.30	USD	437	(93)
10-Year Interest Rate Swap, 02/19/36	1-day SOFR	Annual	4.00%	Annual	Bank of America N.A.	02/17/26	4.00	USD	1,115	(952)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR	Annual	4.00%	Annual	Citibank N.A.	04/23/26	4.00	USD	2,087	(12,677)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR	Annual	4.00%	Annual	Goldman Sachs Inter- national	04/23/26	4.00	USD	700	(4,252)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR	Annual	4.00%	Annual	Bank of America N.A.	04/23/26	4.00	USD	1,000	(6,075)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR	Annual	3.50%	Annual	Goldman Sachs Inter- national	06/08/26	3.50	USD	19,870	(9,489)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR	Annual	3.85%	Annual	Goldman Sachs Inter- national	10/21/26	3.85	USD	20,619	(20,877)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	839	(5,075)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR	Annual	4.30%	Annual	Goldman Sachs Inter- national	09/20/27	4.30	USD	11,936	(25,400)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR	Annual	4.30%	Annual	Bank of America N.A.	09/20/27	4.30	USD	10,000	(21,280)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	15,959	(51,562)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR	Annual	4.05%	Annual	Goldman Sachs Inter- national	10/04/27	4.05	USD	3,000	(9,693)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR	Annual	4.05%	Annual	Bank of America N.A.	10/04/27	4.05	USD	10,000	(32,309)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	1,770	(70,129)
10-Year Interest Rate Swap, 11/28/37	1-day SOFR	Annual	3.86%	Annual	Bank of America N.A.	11/26/27	3.86	USD	615	(25,281)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	8,366	(33,963)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	2,180	(75,215)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR	Annual	4.50%	Annual	Bank of America N.A.	12/16/27	4.50	USD	13,533	(28,870)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 02/02/38	1-day SOFR	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	01/31/28	4.10	USD	2,789	$(93,012)
										(526,256)
										$(743,120)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	12/20/30	USD	143	$(1,995)	$2,538	$(4,533)
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	USD	1,849	238,541	208,711	29,830
Republic of Colombia	1.00	Quarterly	12/20/30	USD	16	(740)	573	(1,313)
United Mexican States	1.00	Quarterly	12/20/30	USD	71	281	(123)	404
						$236,087	$211,699	$24,388
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	04/15/30	USD	322	$1,038	$3	$1,035
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	655	2,139	8	2,131
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	200	(221)	189	(410)
2.63%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/09/30	USD	1,567	(7,404)	18	(7,422)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/26/30	USD	1,100	4,945	13	4,932
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/10/30	USD	1,130	2,048	13	2,035
							$2,545	$244	$2,301
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	38,657	$(2,673)	$69	$(2,742)
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	N/A	03/18/26	USD	77,241	(5,181)	138	(5,319)
1-day FEDL, 3.64%	At Termination	3.60%	At Termination	N/A	03/18/26	USD	195,968	(9,893)	350	(10,243)
1-day FEDL, 3.64%	At Termination	3.62%	At Termination	N/A	03/18/26	USD	44,807	(1,550)	80	(1,630)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	3,452	$234	$2	$232
1-day SOFR, 3.68%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	1,139	(3,177)	1	(3,178)
1-day SOFR, 3.68%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	2,313	(6,462)	1	(6,463)
3.81%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	2,649	6,753	557	6,196
1-day SOFR, 3.68%	At Termination	3.91%	At Termination	N/A	05/16/26	USD	2,649	(4,107)	1	(4,108)
1-day TIIEFONDEO, 7.20%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,054	31	—	31
4.00%	Semi annual	6-mo. WIBOR, 3.79%	Annual	N/A	12/17/26	PLN	319	(226)	(33)	(193)
6.66%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	4,266	(322)	1	(323)
6.72%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/26	ZAR	3,173	(358)	(97)	(261)
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	212	(42)	—	(42)
1-day BZDIOVER, 0.05%	At Termination	13.71%	At Termination	N/A	01/04/27	BRL	1,487	83	1	82
13.77%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	389	(68)	—	(68)
13.86%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	84	(17)	—	(17)
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	707	(172)	1	(173)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	3/12/2026(a)	03/12/27	JPY	244,490	836	5	831
1.02%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	3/12/2026(a)	03/12/27	JPY	554,284	1,153	12	1,141
1.03%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	3/12/2026(a)	03/12/27	JPY	658,313	1,031	(193)	1,224
0.68%	At Termination	Tokyo Overnight Average Rate, 0.72%	At Termination	4/21/2026(a)	04/21/27	JPY	244,724	6,735	6	6,729
0.69%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	4/21/2026(a)	04/21/27	JPY	247,585	6,782	6	6,776
0.80%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	4/21/2026(a)	04/21/27	JPY	130,000	2,597	3	2,594
0.85%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	4/21/2026(a)	04/21/27	JPY	250,000	4,253	643	3,610
0.70%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	5/11/2026(a)	05/11/27	JPY	195,427	5,557	4	5,553
0.79%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	5/11/2026(a)	05/11/27	JPY	125,000	2,860	3	2,857
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.79%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	5/11/2026(a)	05/11/27	JPY	275,000	$6,210	$669	$5,541
0.86%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	7/3/2026(a)	07/02/27	JPY	275,000	6,277	7	6,270
Tokyo Overnight Average Rate, 0.73%	At Termination	1.01%	At Termination	9/11/2026(a)	09/11/27	JPY	193,480	(3,759)	6	(3,765)
1.13%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	11/24/2026(a)	11/24/27	JPY	621,720	10,853	12	10,841
1.25%	At Termination	Tokyo Overnight Average Rate, 0.73%	At Termination	12/8/2026(a)	12/08/27	JPY	1,800,000	18,979	55	18,924
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/2026(a)	12/11/27	USD	10,230	(1,308)	34	(1,342)
3.88%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/27	PLN	630	(882)	(73)	(809)
3.95%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/27	PLN	358	(636)	(86)	(550)
6-mo. BUBOR, 6.32%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	45,011	684	1	683
6.55%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/27	ZAR	1,096	(235)	—	(235)
3.49%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	3/18/2026(a)	03/18/28	PLN	87	32	—	32
6-mo. BUBOR, 6.32%	Semi-Annual	5.76%	Annual	3/18/2026(a)	03/18/28	HUF	6,236	(32)	—	(32)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	899	(53)	1	(54)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	580	(46)	1	(47)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.56%	Quarterly	N/A	12/17/28	CNY	431	17	—	17
3-mo. KRW CDC, 2.73%	Quarterly	2.69%	Quarterly	N/A	12/17/28	KRW	373,003	(3,847)	1	(3,848)
3-mo. KRW CDC, 2.73%	Quarterly	3.07%	Quarterly	N/A	12/17/28	KRW	204,962	(570)	—	(570)
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	356	331	—	331
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	336	355	—	355
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	N/A	01/02/29	BRL	1,837	3,051	2	3,049
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.56%	Quarterly	3/18/2026(a)	03/18/29	CNY	200	(2)	—	(2)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.31%	Annual	N/A	02/03/30	EUR	99	(441)	25	(466)
6-mo. EURIBOR, 2.16%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	29	21	—	21
6-mo. EURIBOR, 2.16%	Semi-Annual	2.50%	Annual	N/A	02/03/30	EUR	52	220	1	219

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 7.20%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	2,275	$(1,258)	$1	$(1,259)
1-day TIIEFONDEO, 7.20%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	428	(195)	—	(195)
1-day TIIEFONDEO, 7.20%	Monthly	7.52%	Monthly	N/A	12/04/30	MXN	1,210	(10)	1	(11)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	727	(230)	1	(231)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	505	(163)	1	(164)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.62%	Quarterly	N/A	12/17/30	CNY	1,025	(99)	2	(101)
3-mo. KRW CDC, 2.73%	Quarterly	2.94%	Quarterly	N/A	12/17/30	KRW	46,920	(639)	—	(639)
3-mo. KRW CDC, 2.73%	Quarterly	2.95%	Quarterly	N/A	12/17/30	KRW	111,701	(1,484)	1	(1,485)
6-mo. PRIBOR, 3.44%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	5,894	3,771	3	3,768
6-mo. PRIBOR, 3.44%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	3,884	2,661	2	2,659
4.00%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/30	PLN	10	(24)	(3)	(21)
4.05%	Annual	6-mo. WIBOR, 3.79%	Semi-Annual	N/A	12/17/30	PLN	284	(873)	(26)	(847)
1-day MIBOR, 5.53%	Semi annual	5.71%	Semi annual	N/A	12/17/30	INR	6,751	(1,293)	—	(1,293)
1-day MIBOR, 5.53%	Semi annual	5.93%	Semi annual	N/A	12/17/30	INR	9,841	(904)	2	(906)
6-mo. BUBOR, 6.32%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	6,630	249	1	248
6.86%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	3,229	(2,395)	3	(2,398)
6.87%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	N/A	12/17/30	ZAR	1,533	(1,158)	1	(1,159)
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	213	418	1	417
1-day TIIEFONDEO, 7.20%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	644	(7)	—	(7)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.64%	Quarterly	3/18/2026(a)	03/18/31	CNY	159	(2)	—	(2)
6-mo. PRIBOR, 3.44%	Semi-Annual	3.74%	Annual	3/18/2026(a)	03/18/31	CZK	1,012	275	1	274
6-mo. BUBOR, 6.32%	Semi-Annual	5.98%	Annual	3/18/2026(a)	03/18/31	HUF	1,286	—	—	—
6.69%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	573	(112)	1	(113)
1-day TIIEFONDEO, 7.20%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	886	912	1	911
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 7.20%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	129	$(7)	$—	$(7)
1-day SOFR, 3.68%	Annual	3.93%	Annual	N/A	10/08/45	USD	965	(36,114)	(6,936)	(29,178)
Tokyo Overnight Average Rate, 0.73%	Annual	2.52%	Annual	N/A	10/06/55	JPY	136,200	(72,907)	(166)	(72,741)
1-day SOFR, 3.68%	Annual	3.97%	Annual	N/A	10/08/55	USD	1,030	(42,799)	2,197	(44,996)
Tokyo Overnight Average Rate, 0.73%	Annual	2.65%	Annual	N/A	11/26/55	JPY	30,870	(11,853)	7	(11,860)
1-day SONIA, 3.72%	Annual	4.45%	Annual	N/A	12/04/55	GBP	222	(6,979)	7	(6,986)
1-day SONIA, 3.72%	Annual	4.47%	Annual	N/A	12/04/55	GBP	110	(3,000)	(263)	(2,737)
Tokyo Overnight Average Rate, 0.73%	Annual	2.82%	Annual	N/A	12/07/55	JPY	93,930	(14,968)	6,053	(21,021)
1-day SOFR, 3.68%	Annual	4.09%	Annual	N/A	12/12/55	USD	14,300	(300,497)	452	(300,949)
4.09%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/12/55	USD	14,300	302,959	2,976	299,983
								$(148,849)	$6,538	$(155,387)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00		Barclays Bank PLC	12/20/27	USD	3	$(68)	$64	$(132)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.44%	Semi annual	1-day CLP Interbank Rate, 26,136.90%	Semi annual	Bank of America N.A.	N/A	12/17/27	CLP	$120,887	$(196)	$—	$(196)
4.44%	Semi annual	1-day CLP Interbank Rate, 26,136.90%	Semi annual	Goldman Sachs International	N/A	12/17/27	CLP	121,730	(197)	—	(197)
4.52%	Semi annual	1-day CLP Interbank Rate, 26,136.90%	Semi annual	Morgan Stanley & Co. International PLC	N/A	12/17/27	CLP	51,170	(180)	—	(180)
1-day COOIS, 8.74%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	112,895	(887)	—	(887)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	122,345	(961)	—	(961)
1-day COOIS, 8.75%	At Termination	9.37%	At Termination	Goldman Sachs International	N/A	12/17/27	COP	112,068	(847)	—	(847)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	$121,450	$(918)	$—	$(918)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	222,496	(1,498)	—	(1,498)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	241,122	(1,623)	—	(1,623)
1-day COOIS, 8.75%	Quarterly	9.83%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	235,838	(1,260)	—	(1,260)
1-day COOIS, 8.75%	Quarterly	10.78%	Quarterly	Goldman Sachs International	3/18/2026 (a)	03/18/28	COP	132,533	(265)	—	(265)
9.36%	Quarterly	1-day COOIS, 8.74%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	67,933	917	—	917
9.36%	At Termination	1-day COOIS, 8.74%	At Termination	Goldman Sachs International	N/A	12/17/29	COP	62,620	845	—	845
9.42%	Quarterly	1-day COOIS, 8.74%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	67,734	879	—	879
9.42%	Quarterly	1-day COOIS, 8.74%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	62,436	810	—	810
9.54%	Quarterly	1-day COOIS, 8.74%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	122,442	1,460	—	1,460
9.54%	Quarterly	1-day COOIS, 8.74%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	132,832	1,584	—	1,584
9.87%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	130,161	1,182	—	1,182
9.99%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	1/20/2028 (a)	01/20/30	COP	519,337	1,710	—	1,710
10.60%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	3/18/2026 (a)	03/18/30	COP	73,251	265	—	265
1-day COOIS, 8.75%	Quarterly	10.23%	Quarterly	Goldman Sachs International	N/A	01/20/33	COP	149,650	(1,188)	—	(1,188)
									$(368)	$—	$(368)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.40%, 3.68%	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	94	$(64,829)	$—	$(64,829)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps	$226,480	$(7,999)	$432,766	$(561,464)	$—
OTC Swaps	64	—	9,652	(74,981)	—
Options Written	N/A	(997,866)	158,408	(54,415)	(893,873)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,615	$—	$2,615
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$290,747	$—	$—	$290,747
Options Purchased
Investments at value — unaffiliated(b)	$—	$1,731	$—	$2,780	$14,452	$—	$18,963
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$30,234	$—	$—	$392,399	$10,133	$432,766
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$64	$—	$—	$9,652	$—	$9,716
	$—	$32,029	$—	$293,527	$419,118	$10,133	$754,807
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$7,710	$—	$286,507	$—	$294,217
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$462,285	$—	$—	$462,285
Options written
Options written at value	$—	$1,268	$7,901	$141,584	$743,120	$—	$893,873
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$5,846	$—	$—	$547,786	$7,832	$561,464
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$132	$64,829	$—	$10,020	$—	$74,981
	$—	$7,246	$80,440	$603,869	$1,587,433	$7,832	$2,286,820

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(60,234)	$—	$(681,196)	$10,210	$(741,430)
Forward foreign currency exchange contracts	—	—	—	(6,122)	—	—	(6,122)
Options purchased(a)	—	(579)	2,153	—	(188,872)	—	(187,298)
Options written	—	639	5,152	—	180,345	—	186,136
Swaps	—	602,601	(4,624)	—	219,025	(28,897)	788,105
	$—	$602,661	$(57,553)	$(6,122)	$(470,698)	$(18,687)	$39,391
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$20,790	$—	$(185,483)	$—	$(164,693)
Forward foreign currency exchange contracts	—	—	—	(359,539)	—	—	(359,539)
Options purchased(b)	—	(333)	—	(278)	62,789	—	62,178
Options written	—	139	7,271	(38,108)	56,197	—	25,499
Swaps	—	(311,929)	(65,756)	—	(348,806)	(24,983)	(751,474)
	$—	$(312,123)	$(37,695)	$(397,925)	$(415,303)	$(24,983)	$(1,188,029)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$138,395,071
Average notional value of contracts — short	$6,282,794
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$25,139,567
Average amounts sold — in USD	$15,128,131
Options:
Average value of option contracts purchased	$1,562
Average value of option contracts written	$76,199
Average notional value of swaption contracts purchased	$14,004,137
Average notional value of swaption contracts written	101,868,634
Credit default swaps:
Average notional value — buy protection	$116,500
Average notional value — sell protection	$7,055,027
Interest rate swaps:
Average notional value — pays fixed rate	$43,262,706
Average notional value — receives fixed rate	$203,705,439
Inflation swaps:
Average notional value – pays fixed rate	$13,119,003
Average notional value – receives fixed rate	$7,296,205
Total return swaps:
Average notional value	$8,589,958
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$71,127
Forward foreign currency exchange contracts	290,747	462,285
Options	18,963 (a)	893,873
Swaps - centrally cleared	—	15,917
Swaps - OTC(b)	9,716	74,981
Total derivative assets and liabilities in the Statement of Assets and Liabilities	319,426	1,518,183
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
	Assets	Liabilities
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(344)	(94,945)
Total derivative assets and liabilities subject to an MNA	$319,082	$1,423,238

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$4,991	$(4,991)	$—	$—	$—
Barclays Bank PLC	35,123	(25,735)	—	—	9,388
BNP Paribas SA	8,596	(8,596)	—	—	—
Citibank N.A.	94,748	(94,748)	—	—	—
Goldman Sachs & Co.	93,152	(48,293)	—	—	44,859
Goldman Sachs International	15,230	(15,230)	—	—	—
JPMorgan Chase Bank N.A.	972	(972)	—	—	—
Morgan Stanley & Co. International PLC	58,596	(58,596)	—	—	—
Morgan Stanley & Co. LLC	657	(572)	—	—	85
UBS AG	7,017	(7,017)	—	—	—
	$319,082	$(264,750)	$—	$—	$54,332

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$368,850	$(4,991)	$—	$—	$363,859
Barclays Bank PLC	25,735	(25,735)	—	—	—
BNP Paribas SA	64,077	(8,596)	—	—	55,481
Citibank N.A.	104,285	(94,748)	—	—	9,537
Goldman Sachs & Co.	48,293	(48,293)	—	—	—
Goldman Sachs International	131,907	(15,230)	—	—	116,677
JPMorgan Chase Bank N.A.	2,553	(972)	—	—	1,581
Morgan Stanley & Co. International PLC	639,178	(58,596)	—	—	580,582
Morgan Stanley & Co. LLC	572	(572)	—	—	—
UBS AG	37,788	(7,017)	—	—	30,771
	$1,423,238	$(264,750)	$—	$—	$1,158,488

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$76,192,177	$250,000	$76,442,177
Collateralized Mortgage Obligations	—	85,273,802	—	85,273,802
Convertible Bonds	176,184	115,378	—	291,562
Corporate Bonds & Notes	—	153,779,259	825,247	154,604,506
Floating Rate Loan Interests	—	13,873	—	13,873
Foreign Government Obligations	—	13,222,670	—	13,222,670
Municipal Debt Obligations	—	2,819,238	—	2,819,238
U.S. Government & Agency Obligations	—	427,764,470	—	427,764,470
Common Stocks	516,408	—	—	516,408
Investment Companies	9,932,171	—	—	9,932,171
Preferred Stocks	18,680	—	—	18,680
Short-Term Securities
Money Market Funds	31,751,187	—	—	31,751,187
Options Purchased
Interest Rate Contracts	344	14,108	—	14,452
Credit Contracts	—	1,731	—	1,731
Foreign Currency Exchange Contracts	—	2,780	—	2,780
Liabilities
Investments
TBA Sales Commitments	—	(156,239,181)	—	(156,239,181)
	$42,394,974	$602,960,305	$1,075,247	$646,430,526
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$30,234	$—	$30,234
Foreign Currency Exchange Contracts	—	290,747	—	290,747
Inflation Linked Contracts	—	10,133	—	10,133
Interest Rate Contracts	2,615	402,051	—	404,666
Liabilities
Credit Contracts	—	(7,246)	—	(7,246)
Equity Contracts	(15,611)	(64,829)	—	(80,440)
Foreign Currency Exchange Contracts	—	(603,869)	—	(603,869)
Inflation Linked Contracts	—	(7,832)	—	(7,832)
Interest Rate Contracts	(286,507)	(1,300,926)	—	(1,587,433)
	$(299,503)	$(1,251,537)	$—	$(1,551,040)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,458,692,265	$73,030,963	$19,660,581,733	$51,745,266
Investments, at value—affiliated(c)	23,290,000	1,690,000	1,526,084,645	10,844,417
Cash	—	8,853	9,264,835	—
Cash pledged:
Collateral — options written	—	—	280,390,000	—
Collateral — OTC derivatives	—	—	21,760,000	—
Collateral — TBA commitments	—	—	1,732,000	—
Futures contracts	—	—	41,802,000	—
Centrally cleared swaps	—	—	33,714,000	41,000
Foreign currency, at value(d)	—	—	79,764,244	—
Receivables:
Investments sold	23,102,038	—	71,805,086	575,621
Securities lending income—affiliated	—	—	312,099	28
Swaps	—	—	1,138,813	—
TBA sales commitments	—	—	1,533,040,495	—
Loans	—	—	816,498	117,855
Capital shares sold	—	—	91,758,258	—
Dividends—affiliated	43,102	4,802	867,169	21,155
Interest—unaffiliated	4,333,009	180,476	170,836,920	180,787
Swap premiums paid	—	—	242,663	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	25,202,842	—
OTC swaps	—	—	3,269,972	53,103
Total assets	1,509,460,414	74,915,094	23,554,384,272	63,579,232
LIABILITIES
Bank overdraft	2,099,813	—	—	333,826
Cash received:
Collateral — OTC derivatives	—	—	5,280,000	580,000
Collateral — TBA commitments	—	—	14,603,880	—
Collateral on securities loaned, at value	—	—	843,928,350	321,322
Options written, at value(e)	—	—	13,047,479	—
TBA sales commitments, at value(f)	—	—	1,530,925,409	—
Payables:
Investments purchased	50,347,659	—	4,582,859,096	2,968,860
Deferred foreign capital gain tax	—	—	9,864	—
Foreign taxes	—	—	7,169	—
Investment advisory fees	237,066	28,385	5,245,535	27,046
Variation margin on futures contracts	—	—	1,827,575	—
Variation margin on centrally cleared swaps	—	—	104,488	226
Swap premiums received	—	—	2,243,072	31,996
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	60,712,408	—
OTC derivatives	—	—	1,294,525	—
Unfunded floating rate loan interests	—	—	—	340
Total liabilities	52,684,538	28,385	7,062,088,850	4,263,616
Commitments and contingent liabilities
NET ASSETS	$1,456,775,876	$74,886,709	$16,492,295,422	$59,315,616
NET ASSETS CONSIST OF
Paid-in capital	$1,449,480,595	$75,172,491	$16,383,542,899	$59,995,921
Accumulated earnings (loss)	7,295,281	(285,782)	108,752,523	(680,305)
NET ASSETS	$1,456,775,876	$74,886,709	$16,492,295,422	$59,315,616

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2026
	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
NET ASSET VALUE
Shares outstanding	28,000,000	1,500,000	311,150,000	1,150,000
Net asset value	$52.03	$49.92	$53.00	$51.58
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$1,456,511,573	$73,514,502	$19,319,972,882	$52,460,275
(b) Securities loaned, at value	$—	$—	$820,253,197	$305,988
(c) Investments, at cost—affiliated	$23,290,000	$1,690,000	$1,525,043,145	$10,793,947
(d) Foreign currency, at cost	$—	$—	$79,935,833	$—
(e) Premiums received	$—	$—	$13,396,326	$—
(f) Proceeds from TBA sales commitments	$—	$—	$1,533,040,495	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2026

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$331,995,413	$259,246,071	$445,458,884	$760,986,349
Investments, at value—affiliated(c)	27,297,269	426,105	28,456,254	41,683,358
Cash	2,429,168	—	—	629,718
Cash pledged:
Futures contracts	—	—	—	2,496,000
Centrally cleared swaps	—	—	—	773,978
Foreign currency, at value(d)	—	—	—	755,480
Receivables:
Investments sold	—	—	—	5,239,805
Options written	—	—	—	181,257
Securities lending income—affiliated	—	—	—	4,517
TBA sales commitments	—	—	—	156,263,854
Capital shares sold	—	—	—	2,545,241
Dividends—affiliated	23,169	75,368	29,294	67,842
Interest—unaffiliated	3,019,769	1,977,743	4,866,033	4,235,516
Swap premiums paid	—	—	—	64
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	—	290,747
OTC swaps	—	—	—	9,652
Total assets	364,764,788	261,725,287	478,810,465	976,163,378
LIABILITIES
Bank overdraft	—	398,603	81	—
Cash received as collateral for TBA commitments	—	—	—	120,000
Collateral on securities loaned, at value	—	—	—	15,019,967
Options written, at value(e)	—	—	—	893,873
TBA sales commitments, at value(f)	—	—	—	156,239,181
Payables:
Investments purchased	22,645,256	629,133	300,000	265,930,344
Swaps	—	—	—	7,786
Foreign taxes	—	—	—	65
Investment advisory fees	70,155	40,529	128,323	162,075
Interest on short sales	—	—	—	102,051
Variation margin on futures contracts	—	—	—	71,127
Variation margin on centrally cleared swaps	—	—	—	15,917
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	—	462,285
OTC derivatives	—	—	—	74,981
Total liabilities	22,715,411	1,068,265	428,404	439,099,652
Commitments and contingent liabilities
NET ASSETS	$342,049,377	$260,657,022	$478,382,061	$537,063,726
NET ASSETS CONSIST OF
Paid-in capital	$336,593,764	$259,265,558	$483,434,511	$532,552,280
Accumulated earnings (loss)	5,455,613	1,391,464	(5,052,450)	4,511,446
NET ASSETS	$342,049,377	$260,657,022	$478,382,061	$537,063,726
NET ASSET VALUE
Shares outstanding	14,100,000	5,150,000	21,400,000	10,550,000
Net asset value	$24.26	$50.61	$22.35	$50.91
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2026
	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$325,878,126	$258,187,433	$445,049,486	$757,319,283
(b) Securities loaned, at value	$—	$—	$—	$14,625,995
(c) Investments, at cost—affiliated	$27,297,269	$426,105	$28,456,166	$41,608,928
(d) Foreign currency, at cost	$—	$—	$—	$757,447
(e) Premiums received	$—	$—	$—	$997,866
(f) Proceeds from TBA sales commitments	$—	$—	$—	$156,263,854
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$18,448	$—
Dividends—affiliated	279,342	26,851	13,033,809	181,195
Interest—unaffiliated	36,038,446	2,553,736	362,928,627	1,889,169
Securities lending income—affiliated—net	—	—	1,084,706	1,246
Other income—unaffiliated	—	—	882,374	14,296
Foreign taxes withheld	—	—	(662,357)	—
Total investment income	36,317,788	2,580,587	377,285,607	2,085,906
EXPENSES
Investment advisory	1,331,100	160,670	34,047,584	180,423
Commitment costs	2,038	109	21,079	—
Interest expense	1,267	—	(4,645)	—
Total expenses	1,334,405	160,779	34,064,018	180,423
Less:
Investment advisory fees waived	(6,329)	(610)	(7,380,694)	(20,059)
Total expenses after fees waived	1,328,076	160,169	26,683,324	160,364
Net investment income	34,989,712	2,420,418	350,602,283	1,925,542
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	47,271	(63,136)	63,248,434	(68,518)
Investments—affiliated	—	—	5,184,385	38,112
Forward foreign currency exchange contracts	—	—	(24,807,611)	—
Foreign currency transactions	—	—	6,498,805	—
Futures contracts	—	—	7,778,619	—
In-kind redemptions—unaffiliated	(48,989)	—	—	—
Options written	—	—	15,009,582	—
Swaps	—	—	(722,737)	8,233
	(1,718)	(63,136)	72,189,477	(22,173)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,352,593	96,265	182,843,594	(635,640)
Investments—affiliated	—	—	(3,697,155)	(28,534)
Forward foreign currency exchange contracts	—	—	(103,337,201)	—
Foreign currency translations	—	—	1,016,534	—
Futures contracts	—	—	(8,330,342)	—
Options written	—	—	(1,064,332)	—
Swaps	—	—	2,033,838	3,811
Unfunded floating rate loan interests	—	—	(13,460)	(306)
	1,352,593	96,265	69,451,476	(660,669)
Net realized and unrealized gain (loss)	1,350,875	33,129	141,640,953	(682,842)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,340,587	$2,453,547	$492,243,236	$1,242,700
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2026

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$981
Dividends—affiliated	140,669	6,916	406,392	404,569
Interest—unaffiliated	3,718,471	2,502,841	9,528,673	8,323,800
Securities lending income—affiliated—net	—	—	—	10,303
Other income—unaffiliated	—	—	—	62
Foreign taxes withheld	—	—	—	(2,928)
Total investment income	3,859,140	2,509,757	9,935,065	8,736,787
EXPENSES
Investment advisory	404,690	228,599	822,659	696,347
Commitment costs	312	282	632	578
Professional	—	—	—	6
Interest expense	—	111	—	—
Total expenses	405,002	228,992	823,291	696,931
Less:
Investment advisory fees waived	(114,252)	(46,494)	(140,298)	(51,463)
Total expenses after fees waived	290,750	182,498	682,993	645,468
Net investment income	3,568,390	2,327,259	9,252,072	8,091,319
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	392,361	(2,926)	(7,386)	1,620,509
Investments—affiliated	—	—	—	9,516
Forward foreign currency exchange contracts	—	—	—	(6,122)
Foreign currency transactions	—	—	—	(66,113)
Futures contracts	—	—	—	(741,430)
Options written	—	—	—	186,136
Swaps	—	—	—	788,105
	392,361	(2,926)	(7,386)	1,790,601
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,031,483	651,543	6,841,606	3,368,011
Investments—affiliated	—	—	(1)	73,040
Forward foreign currency exchange contracts	—	—	—	(359,539)
Foreign currency translations	—	—	—	(4,949)
Futures contracts	—	—	—	(164,693)
Options written	—	—	—	25,499
Swaps	—	—	—	(751,474)
	6,031,483	651,543	6,841,605	2,185,895
Net realized and unrealized gain	6,423,844	648,617	6,834,219	3,976,496
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,992,234	$2,975,876	$16,086,291	$12,067,815
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares AAA CLO Active ETF		iShares BBB-B CLO Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Period From 01/29/25(a) to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$34,989,712	$39,784,753	$2,420,418	$2,217,233
Net realized loss	(1,718)	(426,972)	(63,136)	(143,431)
Net change in unrealized appreciation (depreciation)	1,352,593	398,758	96,265	(579,804)
Net increase in net assets resulting from operations	36,340,587	39,756,539	2,453,547	1,493,998
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(33,939,663)(c)	(37,420,342)	(2,401,052)(c)	(1,832,275)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	430,782,047	621,685,651	9,984,361	65,188,130
NET ASSETS
Total increase in net assets	433,182,971	624,021,848	10,036,856	64,849,853
Beginning of period	1,023,592,905	399,571,057	64,849,853	—
End of period	$1,456,775,876	$1,023,592,905	$74,886,709	$64,849,853

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Flexible Income Active ETF		iShares Floating Rate Loan Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$350,602,283	$408,422,118	$1,925,542	$4,139,704
Net realized gain (loss)	72,189,477	(185,560,705)	(22,173)	(471,919)
Net change in unrealized appreciation (depreciation)	69,451,476	218,089,274	(660,669)	(74,484)
Net increase in net assets resulting from operations	492,243,236	440,950,687	1,242,700	3,593,301
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(427,417,594)(b)	(443,863,977)	(1,942,610)(b)	(4,192,674)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,699,063,946	7,108,306,780	—	10,803,601
NET ASSETS
Total increase (decrease) in net assets	5,763,889,588	7,105,393,490	(699,910)	10,204,228
Beginning of period	10,728,405,834	3,623,012,344	60,015,526	49,811,298
End of period	$16,492,295,422	$10,728,405,834	$59,315,616	$60,015,526

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Intermediate Muni Income Active ETF		iShares Short-Term California Muni Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,568,390	$1,961,542	$2,327,259	$1,817,170
Net realized gain (loss)	392,361	(797,686)	(2,926)	265
Net change in unrealized appreciation (depreciation)	6,031,483	(52,568)	651,543	332,749
Net increase in net assets resulting from operations	9,992,234	1,111,288	2,975,876	2,150,184
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,163,314)(b)	(1,701,151)	(2,268,281)(b)	(1,620,423)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	218,489,384	95,995,601	128,812,812	97,939,289
NET ASSETS
Total increase in net assets	225,318,304	95,405,738	129,520,407	98,469,050
Beginning of period	116,731,073	21,325,335	131,136,615	32,667,565
End of period	$342,049,377	$116,731,073	$260,657,022	$131,136,615

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Short Duration High Yield Muni Active ETF		iShares Total Return Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,252,072	$12,322,770	$8,091,319	$7,672,714
Net realized gain (loss)	(7,386)	(3,723,604)	1,790,601	(1,078,506)
Net change in unrealized appreciation (depreciation)	6,841,605	(9,706,656)	2,185,895	21,306
Net increase (decrease) in net assets resulting from operations	16,086,291	(1,107,490)	12,067,815	6,615,514
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,156,123)(b)	(11,609,745)	(7,724,002)(b)	(8,073,402)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	104,719,329	231,573,107	274,849,901	167,418,285
NET ASSETS
Total increase in net assets	111,649,497	218,855,872	279,193,714	165,960,397
Beginning of period	366,732,564	147,876,692	257,870,012	91,909,615
End of period	$478,382,061	$366,732,564	$537,063,726	$257,870,012

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares AAA CLO Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23
Net asset value, beginning of period	$51.96	$51.89	$50.96	$50.01
Net investment income(b)	1.37	3.01	3.49	1.73
Net realized and unrealized gain(c)	0.06	0.05	0.60	0.60
Net increase from investment operations	1.43	3.06	4.09	2.33
Distributions(d)
From net investment income	(1.36)(e)	(2.97)	(3.16)	(1.38)
From net realized gain	—	(0.02)	—	—
Total distributions	(1.36)	(2.99)	(3.16)	(1.38)
Net asset value, end of period	$52.03	$51.96	$51.89	$50.96
Total Return(f)
Based on net asset value	2.78%(g)	6.09%	8.29%	4.73%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.20%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%(i)
Net investment income	5.26%(i)	5.82%	6.77%	6.20%(i)
Supplemental Data
Net assets, end of period (000)	$1,456,776	$1,023,593	$399,571	$40,768
Portfolio turnover rate(j)	44%	89%	33%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BBB-B CLO Active ETF
	Six Months Ended 01/31/26 (unaudited)	Period From 01/29/25(a) to 07/31/25
Net asset value, beginning of period	$49.88	$50.00
Net investment income(b)	1.70	1.82
Net realized and unrealized gain (loss)(c)	0.04	(0.44)
Net increase from investment operations	1.74	1.38
Distributions from net investment income(d)	(1.70)(e)	(1.50)
Net asset value, end of period	$49.92	$49.88
Total Return(f)
Based on net asset value	3.54%(g)	2.84%(g)
Ratios to Average Net Assets(h)
Total expenses	0.45%(i)	0.45%(i)
Total expenses after fees waived	0.45%(i)	0.45%(i)
Net investment income	6.78%(i)	7.35%(i)
Supplemental Data
Net assets, end of period (000)	$74,887	$64,850
Portfolio turnover rate(j)	13%	30%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Flexible Income Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$52.65	$52.70	$50.81	$50.00
Net investment income(b)	1.37	2.90	3.03	0.54
Net realized and unrealized gain(c)	0.67	0.40	1.49	0.52
Net increase from investment operations	2.04	3.30	4.52	1.06
Distributions(d)
From net investment income	(1.55)(e)	(3.35)	(2.63)	(0.25)
From net realized gain	(0.14)	—	—	—
Total distributions	(1.69)	(3.35)	(2.63)	(0.25)
Net asset value, end of period	$53.00	$52.65	$52.70	$50.81
Total Return(f)
Based on net asset value	3.93%(g)	6.50%	9.17%	2.14%(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.50%	0.50%(i)
Total expenses after fees waived	0.39%(i)	0.38%	0.38%	0.37%(i)
Net investment income	5.15%(i)	5.55%	5.82%	5.39%(i)
Supplemental Data
Net assets, end of period (000)	$16,492,295	$10,728,406	$3,623,012	$129,574
Portfolio turnover rate(j)(k)	168%	291%	200%	54%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Portfolio turnover rate (excluding MDRs)	101%	186%	128%	—
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Loan Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23
Net asset value, beginning of period	$52.19	$52.43	$52.01	$50.37
Net investment income(b)	1.67	3.67	4.46	3.47
Net realized and unrealized gain (loss)(c)	(0.59)	(0.13)	0.41	1.25
Net increase from investment operations	1.08	3.54	4.87	4.72
Distributions(d)
From net investment income	(1.69)(e)	(3.62)	(4.45)	(3.08)
From net realized gain	—	(0.16)	—	—
Total distributions	(1.69)	(3.78)	(4.45)	(3.08)
Net asset value, end of period	$51.58	$52.19	$52.43	$52.01
Total Return(f)
Based on net asset value	2.09%(g)	7.04%	9.82%	9.62%(g)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)	0.60%	0.61%	0.60%(i)
Total expenses after fees waived	0.53%(i)	0.53%	0.53%	0.53%(i)
Net investment income	6.40%(i)	7.06%	8.56%	8.25%(i)
Supplemental Data
Net assets, end of period (000)	$59,316	$60,016	$49,811	$20,803
Portfolio turnover rate(j)	21%	38%	33%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Muni Income Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$23.35	$23.69	$23.56	$24.02	$25.74	$25.00
Net investment income(b)	0.43	0.88	0.84	0.67	0.34	0.09
Net realized and unrealized gain (loss)(c)	0.90	(0.40)	0.13	(0.45)	(1.67)	0.71
Net increase (decrease) from investment operations	1.33	0.48	0.97	0.22	(1.33)	0.80
Distributions(d)
From net investment income	(0.42)(e)	(0.82)	(0.84)	(0.68)	(0.32)	(0.06)
From net realized gain	—	—	—	—	(0.07)	—
Total distributions	(0.42)	(0.82)	(0.84)	(0.68)	(0.39)	(0.06)
Net asset value, end of period	$24.26	$23.35	$23.69	$23.56	$24.02	$25.74
Total Return(f)
Based on net asset value	5.75%(g)	2.01%	4.23%	0.97%	(5.21)%	3.22%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.41%	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.29%(i)	0.29%	0.31%	0.29%	0.30%	0.29%(i)
Net investment income	3.53%(i)	3.74%	3.59%	2.88%	1.36%	0.99%(i)
Supplemental Data
Net assets, end of period (000)	$342,049	$116,731	$21,325	$25,915	$33,628	$25,735
Portfolio turnover rate(j)	19%	66%	58%	72%	30%	25%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short-Term California Muni Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
Net asset value, beginning of period	$50.44	$50.26	$50.06	$50.00
Net investment income(b)	0.65	1.46	1.60	0.04
Net realized and unrealized gain(c)	0.19	0.15	0.09	0.02
Net increase from investment operations	0.84	1.61	1.69	0.06
Distributions from net investment income(d)	(0.67)(e)	(1.43)	(1.49)	—
Net asset value, end of period	$50.61	$50.44	$50.26	$50.06
Total Return(f)
Based on net asset value	1.69%(g)	3.26%	3.43%	0.11%(g)
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.26%	0.25%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.21%	0.19%(i)
Net investment income	2.55%(i)	2.90%	3.19%	1.60%(i)
Supplemental Data
Net assets, end of period (000)	$260,657	$131,137	$32,668	$17,520
Portfolio turnover rate(j)	54%	113%	175%	68%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short Duration High Yield Muni Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$21.96	$22.75	$21.64	$22.74	$26.80	$25.00
Net investment income(b)	0.50	1.03	1.01	0.94	0.79	0.23
Net realized and unrealized gain (loss)(c)	0.39	(0.83)	1.10	(1.13)	(3.81)	1.70
Net increase (decrease) from investment operations	0.89	0.20	2.11	(0.19)	(3.02)	1.93
Distributions(d)
From net investment income	(0.50)(e)	(0.99)	(1.00)	(0.91)	(0.81)	(0.13)
From net realized gain	—	—	—	—	(0.23)	—
Total distributions	(0.50)	(0.99)	(1.00)	(0.91)	(1.04)	(0.13)
Net asset value, end of period	$22.35	$21.96	$22.75	$21.64	$22.74	$26.80
Total Return(f)
Based on net asset value	4.14%(g)	0.86%	10.10%	(0.71)%	(11.55)%	7.75%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.44%	0.46%	0.45%	0.45%	0.45%(i)
Total expenses after fees waived	0.33%(i)	0.33%	0.34%	0.33%	0.34%	0.32%(i)
Net investment income	4.50%(i)	4.57%	4.63%	4.39%	3.23%	2.31%(i)
Supplemental Data
Net assets, end of period (000)	$478,382	$366,733	$147,877	$60,586	$27,291	$26,803
Portfolio turnover rate(j)	6%	50%	46%	30%	38%	20%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Total Return Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Period From 12/12/23(a) to 07/31/24
Net asset value, beginning of period	$50.07	$51.06	$50.00
Net investment income(b)	1.19	2.42	1.56
Net realized and unrealized gain (loss)(c)	0.90	(0.65)	0.82
Net increase from investment operations	2.09	1.77	2.38
Distributions(d)
From net investment income	(1.19)(e)	(2.49)	(1.32)
From net realized gain	(0.06)	(0.27)	—
Total distributions	(1.25)	(2.76)	(1.32)
Net asset value, end of period	$50.91	$50.07	$51.06
Total Return(f)
Based on net asset value	4.19%(g)	3.59%	4.84%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.40%(i)
Total expenses after fees waived	0.37%(i)	0.37%	0.37%(i)
Net investment income	4.65%(i)	4.83%	4.90%(i)
Supplemental Data
Net assets, end of period (000)	$537,064	$257,870	$91,910
Portfolio turnover rate(j)(k)	411%	647%	379%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Period From 12/12/23(a) to 07/31/24
Portfolio turnover rate (excluding MDRs)	241%	395%	281%
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares AAA CLO Active ETF	AAA CLO Active	Diversified(a)
iShares BBB-B CLO Active ETF	BBB-B CLO Active	Non-diversified
iShares Flexible Income Active ETF	Flexible Income Active	Non-diversified
iShares Floating Rate Loan Active ETF	Floating Rate Loan Active	Diversified(a)
iShares Intermediate Muni Income Active ETF	Intermediate Muni Income Active	Non-diversified
iShares Short-Term California Muni Active ETF	Short-Term California Muni Active	Non-diversified
iShares Short Duration High Yield Muni Active ETF	Short Duration High Yield Muni Active	Non-diversified
iShares Total Return Active ETF	Total Return Active	Diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
• Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that are expected to be received through corporate actions occurring on the opening of market trading on the following business day.  A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered.  Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Statements of Operations.  Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded.  Dividends or interest on securities sold short, if any, are reflected as an expense in the Statements of Operations.  Details of the short positions, if any, are included in the Schedules of Investments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Flexible Income Active
Barclays Bank PLC	$225,557,955	$(225,557,955)	$—	$—
Barclays Capital Inc.	16,189,841	(16,189,841)	—	—
BMO Capital Markets Corp.	1,621,155	(1,621,155)	—	—
BNP Paribas Prime Brokerage International Ltd.	109,650,958	(109,650,958)	—	—
BofA Securities, Inc.	8,273,448	(8,273,448)	—	—
Citadel Clearing LLC	10,999,127	(10,999,127)	—	—
Citigroup Global Markets, Inc.	56,038,043	(56,038,043)	—	—
Goldman Sachs & Co. LLC.	105,682,223	(105,682,223)	—	—
J.P. Morgan Securities LLC	70,823,428	(70,823,428)	—	—
Jefferies LLC	3,676,438	(3,676,438)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,695,768	(2,695,768)	—	—
Morgan Stanley	29,610,543	(29,610,543)	—	—
National Bank Financial Inc.	1,537,711	(1,537,711)	—	—
RBC Capital Markets LLC	35,901,374	(35,901,374)	—	—
Scotia Capital (USA), Inc.	12,378,647	(12,378,647)	—	—
Toronto-Dominion Bank	34,022,886	(34,022,886)	—	—
UBS AG	45,070,354	(45,070,354)	—	—
UBS Securities LLC	1,389,719	(1,389,719)	—	—
Wells Fargo Bank N.A.	2,146,473	(2,146,473)	—	—
Wells Fargo Securities LLC	46,987,106	(46,987,106)	—	—
	$820,253,197	$(820,253,197)	$—	$—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Floating Rate Loan Active
BNP Paribas Prime Brokerage International Ltd.	$40,279	$(40,279)	$—	$—
Citigroup Global Markets, Inc.	212,692	(212,692)	—	—
Wells Fargo Securities LLC	53,017	(53,017)	—	—
	$305,988	$(305,988)	$—	$—
Total Return Active
Barclays Bank PLC	$519,940	$(519,940)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	670,371	(670,371)	—	—
BofA Securities, Inc.	363,821	(363,821)	—	—
Citigroup Global Markets, Inc.	92,692	(92,692)	—	—
J.P. Morgan Securities LLC	12,241,639	(12,241,639)	—	—
Morgan Stanley	321,705	(321,705)	—	—
National Bank Financial Inc.	66,483	(66,483)	—	—
RBC Capital Markets LLC	105,379	(105,379)	—	—
Scotia Capital (USA), Inc.	23,582	(23,582)	—	—
UBS AG	4,302	(4,302)	—	—
Wells Fargo Bank, National Association	44,382	(44,382)	—	—
Wells Fargo Securities LLC	171,699	(171,699)	—	—
	$14,625,995	$(14,625,995)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
(depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan Active	Chicago U.S. Midco III LP	$23,111	$23,111	$—	$(72)
	Citrin Cooperman Advisors LLC	20,034	19,834	—	(25)
	CP Iris HoldCo I, Inc.	11,632	11,632	—	(87)
	Kaman Corp.	5,114	5,108	—	(1)
	Pinnacle Buyer LLC	15,618	15,618	—	—
	Pye-Barker Fire & Safety, LLC	14,430	14,430	—	(6)
	Raven Acquisition Holdings LLC	6,284	6,277	—	(62)
	Springs Windows Fashion LLC	10,948	10,948	—	(87)
					$(340)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
• Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund's holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps are entered into by the iShares Flexible Income Active ETF, iShares Floating Rate Loan Active ETF and iShares Total Return Active ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
AAA CLO Active	0.20%
BBB-B CLO Active	0.45
Flexible Income Active	0.50
Floating Rate Loan Active	0.60
Intermediate Muni Income Active	0.40
Short-Term California Muni Active	0.25
Short Duration High Yield Muni Active	0.40
For its investment advisory services to the iShares Total Return Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
Over $1 billion, up to and including $3 billion	0.38
Over $3 billion, up to and including $5 billion	0.36
Over $5 billion, up to and including $10 billion	0.35
Over $10 billion	0.34
Expense Waivers: For the iShares Flexible Income Active ETF and iShares Intermediate Muni Income Active ETF, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2027.  For the iShares Floating Rate Loan Active ETF and iShares Short-Term California Muni Active ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2027. For the iShares Short Duration High Yield Muni Active ETF, BFA has contractually agreed to waive 0.05%

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
of the management fee through June 30, 2027. For the iShares Total Return Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2027. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Flexible Income Active	$6,809,517
Floating Rate Loan Active	15,035
Intermediate Muni Income Active	101,173
Short-Term California Muni Active	45,719
Short Duration High Yield Muni Active	102,832
Total Return Active	34,817
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
AAA CLO Active	$6,329
BBB-B CLO Active	610
Flexible Income Active	571,177
Floating Rate Loan Active	5,024
Intermediate Muni Income Active	13,079
Short-Term California Muni Active	775
Short Duration High Yield Muni Active	37,466
Total Return Active	16,646
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to iShares Flexible Income Active ETF and iShares Total Return Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Flexible Income Active	$204,852
Floating Rate Loan Active	415
Total Return Active	2,013
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term California Muni Active	$4,362,395	$4,716,755	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
AAA CLO Active	$—	$—	$579,110,797	$658,828,770
BBB-B CLO Active	—	—	18,589,302	8,774,720
Flexible Income Active	18,389,006,243	16,972,227,014	12,122,298,450	7,066,911,250
Floating Rate Loan Active	—	—	11,775,491	12,822,531
Intermediate Muni Income Active	—	—	232,552,988	37,439,730
Short-Term California Muni Active	—	—	134,316,672	51,325,315
Short Duration High Yield Muni Active	—	—	132,699,538	22,186,572
Total Return Active	1,646,746,431	1,548,447,344	274,714,336	103,293,208
For the six months ended January 31, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Flexible Income Active	$9,561,655,489	$9,567,011,980
Total Return Active	680,964,523	681,186,479

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended January 31, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
AAA CLO Active	$550,180,341	$50,316,200
Flexible Income Active	837,633,481	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Capital Losses(b)
AAA CLO Active	$—	$(447,831)
BBB-B CLO Active	(141,191)	—
Flexible Income Active	(23,350,427)	—
Floating Rate Loan Active	(349,962)	—
Intermediate Muni Income Active	(1,720,982)	—
Short-Term California Muni Active	(320)	—
Short Duration High Yield Muni Active	(6,762,668)	—
Total Return Active	—	(1,064,354)

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO Active	$1,479,852,927	$2,770,826	$(641,488)	$2,129,338
BBB-B CLO Active	75,206,742	121,705	(607,484)	(485,779)
Flexible Income Active	20,869,119,537	436,622,314	(155,159,766)	281,462,548
Floating Rate Loan Active	63,268,675	530,497	(1,145,821)	(615,324)
Intermediate Muni Income Active	353,338,548	6,272,711	(318,577)	5,954,134
Short-Term California Muni Active	258,717,373	993,894	(39,091)	954,803
Short Duration High Yield Muni Active	473,567,787	6,152,142	(5,804,791)	347,351
Total Return Active	799,385,981	6,055,559	(3,300,334)	2,755,225
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. With respect to Floating Rate Loan, of the aggregate $2.40 billion commitment amount, $650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but Floating Rate Loan can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
is made plus 0.10% and (y) 0.80% per annum . The agreement expires in April 2026 unless extended or renewed.  Floating Rate Loan paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which certain Funds  invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While certain Funds invest principally in CLO tranches that are rated BBB-B, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent certain Funds invest in CLO tranches rated below BBB-B, the risks of investing in CLOs will be greater.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. As a result, proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet certain Funds’ redemption obligations. During periods of limited liquidity and higher price volatility, certain Funds’ ability to acquire or dispose of CLO securities at a price and time such Funds deem advantageous may be impaired.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
AAA CLO Active
Shares sold	11,200,000	$580,904,361	13,000,000	$673,475,754
Shares redeemed	(2,900,000)	(150,122,314)	(1,000,000)	(51,790,103)
	8,300,000	$430,782,047	12,000,000	$621,685,651

	Six Months Ended 01/31/26		Period Ended 07/31/25(a)
Fund Name	Shares	Amount	Shares	Amount
BBB-B CLO Active
Shares sold	200,000	$9,984,361	1,300,000	$65,188,130

(a)	The Fund commenced operations on January 29, 2025.

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Flexible Income Active
Shares sold	107,400,000	$5,699,063,946	137,600,000	$7,241,758,979
Shares redeemed	—	—	(2,600,000)	(133,452,199)
	107,400,000	$5,699,063,946	135,000,000	$7,108,306,780
Floating Rate Loan Active
Shares sold	—	$—	350,000	$18,379,762
Shares redeemed	—	—	(150,000)	(7,576,161)
	—	$—	200,000	$10,803,601
Intermediate Muni Income Active
Shares sold	9,500,000	$228,071,156	4,200,000	$98,367,257
Shares redeemed	(400,000)	(9,581,772)	(100,000)	(2,371,656)
	9,100,000	$218,489,384	4,100,000	$95,995,601
Short-Term California Muni Active
Shares sold	2,600,000	$131,339,891	2,050,000	$102,951,802
Shares redeemed	(50,000)	(2,527,079)	(100,000)	(5,012,513)
	2,550,000	$128,812,812	1,950,000	$97,939,289
Short Duration High Yield Muni Active
Shares sold	5,000,000	$111,383,356	10,600,000	$240,437,321
Shares redeemed	(300,000)	(6,664,027)	(400,000)	(8,864,214)
	4,700,000	$104,719,329	10,200,000	$231,573,107
Total Return Active
Shares sold	5,400,000	$274,849,901	3,350,000	$167,418,285
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of January 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Shares
BBB-B CLO Active	1,000,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC(a) New York, NY 10001
BlackRock Investments, LLC(b) Princeton, NJ 08540
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Legal Counsel
BlackRock (Singapore) Limited 079912 Singapore	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
(a) For BCLO, BINC, CALI and BRTR.
(b) For CLOA, BRLN, SHYM and INMU.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAW	State Aid Withholding
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TBA	To-Be-Announced

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7 Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7 Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 23, 2026